As filed with the U.S. Securities and Exchange Commission on May 20, 2014

Securities Act File No. 33-43446

Investment Company Act File No. 811-06444

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 308	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 308

(Check appropriate box or boxes)

Legg Mason Partners Equity Trust

(Exact Name of Registrant as Specified in Charter)

620 Eighth Avenue, 49th Floor, New York, New York	10018
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code (877) 721-1926

Robert I. Frenkel

Legg Mason Partners Equity Trust

100 First Stamford Place

Stamford, Connecticut 06902

(Name and Address of Agent for Service)

COPY TO:

Benjamin J. Haskin, Esq.

Willkie Farr & Gallagher LLP

1875 K Street, N.W.

Washington, D.C. 20006

Continuous

(Approximate Date of Proposed Offering)

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 1, 2014 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund.

Prospectus     June 1, 2014

QS LEGG MASON

TARGET RETIREMENT SERIES

QS LEGG MASON TARGET RETIREMENT 2015

Class (Ticker Symbol): A (LMFAX), C (LMFCX), FI (LMMFX), R (LMFRX), R1 (—), I (LMFIX), IS (LMFSX)

QS LEGG MASON TARGET RETIREMENT 2020

Class (Ticker Symbol): A (LMWAX), C (LMWCX), FI (LMWFX), R (LMWRX), R1 (—), I (LMWIX), IS (LMWSX)

QS LEGG MASON TARGET RETIREMENT 2025

Class (Ticker Symbol): A (LMXAX), C (LMXCX), FI (LMXFX), R (LMXRX), R1 (—), I (LMXIX), IS (LMXSX)

QS LEGG MASON TARGET RETIREMENT 2030

Class (Ticker Symbol): A (LMVAX), C (LMVCX), FI (LMQFX), R (LMQRX), R1 (—), I (LMVIX), IS (LMVSX)

QS LEGG MASON TARGET RETIREMENT 2035

Class (Ticker Symbol): A (LMNAX), C (LMTCX), FI (LMEFX), R (LMRRX), R1 (—), I (LMNIX), IS (LMSSX)

QS LEGG MASON TARGET RETIREMENT 2040

Class (Ticker Symbol): A (LMYAX), C (LMHCX), FI (LMYFX), R (LMYRX), R1 (—), I (LMNRX), IS (LMYSX)

QS LEGG MASON TARGET RETIREMENT 2045

Class (Ticker Symbol): A (LMKAX), C (LMKCX), FI (LMKFX), R (LMKRX), R1 (—), I (LMKIX), IS (LMKSX)

QS LEGG MASON TARGET RETIREMENT 2050

Class (Ticker Symbol): A (LMJAX), C (LMJCX), FI (LMJFX), R (LMJRX), R1 (—), I (LMJIX), IS (LMJSX)

QS LEGG MASON TARGET RETIREMENT FUND

Class (Ticker Symbol): A (LMPAX), C (LMRCX), FI (LMRPX), R (LMERX), R1 (—), I (LMIMX), IS (LMRSX)

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this Prospectus is accurate or complete. Any statement to the contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Legg Mason Target Retirement 2015

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The fund will seek to reduce volatility as a secondary objective until five years after the fund’s target retirement date of 2015 (the “Dynamic Rebalancing Period”).

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	4.21	4.31	3.98	4.01	4.01[2]	3.89	3.89[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.57	0.57	0.57	0.57	0.57	0.57	0.57
Total annual fund operating expenses[3]	5.13	5.98	4.90	5.18	5.68	4.56	4.56
Fees waived and/or expenses reimbursed[4]	(3.98)	(4.08)	(3.75)	(3.78)	(3.78)	(3.71)	(3.81)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

2	QS Legg Mason Target Retirement Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,688	2,688	5,178
Class C (with redemption at end of period)	293	1,415	2,613	5,505
Class C (without redemption at end of period)	193	1,415	2,613	5,505
Class FI (with or without redemption at end of period)	117	1,136	2,157	4,718
Class R (with or without redemption at end of period)	143	1,214	2,281	4,931
Class R1 (with or without redemption at end of period)	193	1,357	2,505	5,306
Class I (with or without redemption at end of period)	87	1,041	2,003	4,447
Class IS (with or without redemption at end of period)	77	1,032	1,996	4,441

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income, inflation-hedging and short-term defensive instruments—and investment styles. The fund is designed for investors expecting to retire around 2015. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2015, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2015
Asset Class
Equity Funds	52%
Fixed Income Funds	43%
Inflation-Hedging Funds	5%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

QS Legg Mason Target Retirement Series	3

Principal investment strategies cont’d

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2030, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

The fund is currently in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. QS LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic risk management. The Dynamic Risk Management strategy seeks to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets. As of January 31, 2014, the fund had 0% of its net assets allocated to short-term defensive instruments.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”), based on a formula that takes into account the fund’s current NAV, macro-economic conditions and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk

4	QS Legg Mason Target Retirement Series

Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy seeks to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. As of January 31, 2014, the fund had less than 1% of its net assets allocated to this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2030. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

QS Legg Mason Target Retirement Series	5

Principal risks cont’d

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

6	QS Legg Mason Target Retirement Series

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are

QS Legg Mason Target Retirement Series	7

Principal risks cont’d

less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

8	QS Legg Mason Target Retirement Series

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 28% Barclays U.S. Aggregate Index (an index of fixed income securities), 21% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 19% Russell 1000 Index, 15% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% Russell 2000 Index, 4% MSCI Emerging Markets Index and 3% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information available, including its current net asset value, at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 18.05    Worst Quarter (09/30/2011): (10.63)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.15

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	7.54	9.37	3.43	08/29/2008
Return after taxes on distributions	7.18	8.91	2.88
Return after taxes on distributions and sale of fund shares	4.27	7.24	2.43

Other Classes (Return before taxes only)
Class A	3.16	8.90	3.05	08/29/2008
Class FI	9.70	10.27	4.27	08/29/2008
Class R	9.49	10.00	4.02	08/29/2008
Class I	9.89	10.54	4.53	08/29/2008
Dow Jones Target 2015 Index (reflects no deduction for fees, expenses or taxes)	5.49	8.86	5.44
Target Retirement 2015 Composite Index (reflects no deduction for fees, expenses or taxes)	11.98	11.62	6.36

The fund’s investment objectives and investment strategies were changed in August 2011 and its investment strategies were further revised in November 2011. The fund’s historical performance for the periods prior to August 1, 2011 and November 21, 2011 is based on the fund’s former investment objectives and strategies.

QS Legg Mason Target Retirement Series	9

Performance cont’d

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

10	QS Legg Mason Target Retirement Series

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly with the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

QS Legg Mason Target Retirement Series	11

QS Legg Mason Target Retirement 2020

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2020 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	2.89	2.87	2.67	2.87	2.87[2]	2.83	2.73[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.58	0.58	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses[3]	3.82	4.55	3.60	4.05	4.55	3.51	3.41
Fees waived and/or expenses reimbursed[4]	(2.67)	(2.65)	(2.45)	(2.65)	(2.65)	(2.66)	(2.66)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

12	QS Legg Mason Target Retirement Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,442	2,217	4,235
Class C (with redemption at end of period)	293	1,135	2,086	4,501
Class C (without redemption at end of period)	193	1,135	2,086	4,501
Class FI (with or without redemption at end of period)	117	875	1,655	3,702
Class R (with or without redemption at end of period)	143	991	1,855	4,086
Class R1 (with or without redemption at end of period)	193	1,135	2,086	4,501
Class I (with or without redemption at end of period)	87	829	1,593	3,606
Class IS (with or without redemption at end of period)	77	799	1,545	3,516

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2020. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2020, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2020
Asset Class
Equity Funds	57%
Fixed Income Funds	38%
Inflation-Hedging Funds	5%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

QS Legg Mason Target Retirement Series	13

Principal investment strategies cont’d

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2035, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

14	QS Legg Mason Target Retirement Series

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2035. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

QS Legg Mason Target Retirement Series	15

Principal risks cont’d

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

16	QS Legg Mason Target Retirement Series

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

QS Legg Mason Target Retirement Series	17

Principal risks cont’d

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

18	QS Legg Mason Target Retirement Series

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 24% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 23% Barclays U.S. Aggregate Index (an index of fixed income securities), 22% Russell 1000 Index, 15% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% Russell 2000 Index, 4% MSCI Emerging Markets Index and 2% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 18.30    Worst Quarter (09/30/2011): (11.99)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/2014, was 2.20

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	10.55	11.98	5.39	08/29/2008
Return after taxes on distributions	9.65	11.37	4.72
Return after taxes on distributions and sale of fund shares	6.23	9.32	3.93

Other Classes (Return before taxes only)
Class A	5.92	11.51	5.00	08/29/2008
Class FI	12.65	12.88	6.23	08/29/2008
Class R	12.14	12.54	5.91	08/29/2008
Class I	12.72	13.15	6.48	08/29/2008
Dow Jones Target 2020 Index (reflects no deduction for fees, expenses or taxes)	9.05	10.56	5.94
Target Retirement 2020 Composite Index (reflects no deduction for fees, expenses or taxes)	13.60	12.15	6.37

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

QS Legg Mason Target Retirement Series	19

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly with the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

20	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2025

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2025 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	2.04	2.07	1.73	1.97	1.97[2]	1.94	1.85[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.59	0.59	0.59	0.59	0.59	0.59	0.59
Total annual fund operating expenses[3]	2.98	3.76	2.67	3.16	3.66	2.63	2.54
Fees waived and/or expenses reimbursed[4]	(1.83)	(1.86)	(1.52)	(1.76)	(1.76)	(1.78)	(1.79)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

QS Legg Mason Target Retirement Series	21

Fees and expenses of the fund cont’d

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,281	1,901	3,563
Class C (with redemption at end of period)	293	978	1,783	3,883
Class C (without redemption at end of period)	193	978	1,783	3,883
Class FI (with or without redemption at end of period)	117	685	1,280	2,892
Class R (with or without redemption at end of period)	143	809	1,501	3,344
Class R1 (with or without redemption at end of period)	193	958	1,743	3,801
Class I (with or without redemption at end of period)	87	648	1,235	2,831
Class IS (with or without redemption at end of period)	77	620	1,189	2,741

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2025. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2025, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2025
Asset Class
Equity Funds	63%
Fixed Income Funds	32%
Inflation-Hedging Funds	5%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

22	QS Legg Mason Target Retirement Series

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2040, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS Legg Mason Target Retirement Series	23

Principal investment strategies cont’d

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2040. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

24	QS Legg Mason Target Retirement Series

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

QS Legg Mason Target Retirement Series	25

Principal risks cont’d

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

26	QS Legg Mason Target Retirement Series

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Legg Mason Target Retirement Series	27

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 26% Russell 1000 Index, 26% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 17% Barclays U.S. Aggregate Index (an index of fixed income securities), 15% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% Russell 2000 Index, 4% MSCI Emerging Markets Index, 1% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 1% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 18.49    Worst Quarter (09/30/2011): (12.96)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.19

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	12.57	12.50	5.46	08/29/2008
Return after taxes on distributions	11.52	11.88	4.79
Return after taxes on distributions and sale of fund shares	7.39	9.75	3.99

Other Classes (Return before taxes only)
Class A	7.86	12.01	5.06	08/29/2008
Class FI	14.61	13.38	6.28	08/29/2008
Class R	14.16	13.07	5.99	08/29/2008
Class I	14.84	13.68	6.56	08/29/2008
Dow Jones Target 2025 Index (reflects no deduction for fees, expenses or taxes)	12.84	12.47	6.58
Target Retirement 2025 Composite Index (reflects no deduction for fees, expenses or taxes)	15.59	12.99	6.62

28	QS Legg Mason Target Retirement Series

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

QS Legg Mason Target Retirement Series	29

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing direction with the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

30	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2030

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2030 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	2.92	3.07	2.75	2.98	2.98[2]	2.99	2.89[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.57	0.57	0.57	0.57	0.57	0.57	0.57
Total annual fund operating expenses[3]	3.84	4.74	3.67	4.15	4.65	3.66	3.56
Fees waived and/or expenses reimbursed[4]	(2.69)	(2.84)	(2.52)	(2.75)	(2.75)	(2.81)	(2.81)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

QS Legg Mason Target Retirement Series	31

Fees and expenses of the fund cont’d

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,445	2,223	4,249
Class C (with redemption at end of period)	293	1,173	2,158	4,643
Class C (without redemption at end of period)	193	1,173	2,158	4,643
Class FI (with or without redemption at end of period)	117	890	1,683	3,759
Class R (with or without redemption at end of period)	143	1,010	1,892	4,163
Class R1 (with or without redemption at end of period)	193	1,155	2,124	4,576
Class I (with or without redemption at end of period)	87	860	1,653	3,732
Class IS (with or without redemption at end of period)	77	830	1,605	3,642

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2030. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2030, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2030
Asset Class
Equity Funds	72%
Fixed Income Funds	28%
Inflation-Hedging Funds	0%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

32	QS Legg Mason Target Retirement Series

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2045, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS Legg Mason Target Retirement Series	33

Principal investment strategies cont’d

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2045. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

34	QS Legg Mason Target Retirement Series

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

QS Legg Mason Target Retirement Series	35

Principal risks cont’d

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

36	QS Legg Mason Target Retirement Series

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Legg Mason Target Retirement Series	37

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 32% Russell 1000 Index, 27% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 13% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 11% Barclays U.S. Aggregate Index (an index of fixed income securities), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% Russell 2000 Index, 3% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 3% MSCI Emerging Markets Index and 1% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 18.46    Worst Quarter (09/30/2011): (14.19)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.14

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	14.95	13.00	5.27	08/29/2008
Return after taxes on distributions	13.63	12.37	4.61
Return after taxes on distributions and sale of fund shares	8.90	10.17	3.84

Other Classes (Return before taxes only)
Class A	9.99	12.48	4.87	08/29/2008
Class FI	16.71	13.83	6.04	08/29/2008
Class R	16.43	13.54	5.78	08/29/2008
Class I	17.04	14.16	6.36	08/29/2008
Dow Jones Target 2030 Index (reflects no deduction for fees, expenses or taxes)	16.59	14.20	7.14
Target Retirement 2030 Composite Index (reflects no deduction for fees, expenses or taxes)	17.79	14.08	6.82

38	QS Legg Mason Target Retirement Series

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

QS Legg Mason Target Retirement Series	39

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly to the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

40	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2035

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2035 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	2.81	2.83	2.50	2.81	2.81[2]	2.78	2.67[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.58	0.58	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses[3]	3.74	4.51	3.43	3.99	4.49	3.46	3.35
Fees waived and/or expenses reimbursed[4]	(2.59)	(2.61)	(2.28)	(2.59)	(2.59)	(2.61)	(2.60)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

QS Legg Mason Target Retirement Series	41

Fees and expenses of the fund cont’d

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,426	2,186	4,171
Class C (with redemption at end of period)	293	1,127	2,071	4,471
Class C (without redemption at end of period)	193	1,127	2,071	4,471
Class FI (with or without redemption at end of period)	117	841	1,587	3,558
Class R (with or without redemption at end of period)	143	978	1,830	4,036
Class R1 (with or without redemption at end of period)	193	1,123	2,063	4,455
Class I (with or without redemption at end of period)	87	819	1,573	3,563
Class IS (with or without redemption at end of period)	77	787	1,521	3,463

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation—and investment styles. The fund is designed for investors expecting to retire around 2035. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2035, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2035
Asset Class
Equity Funds	79%
Fixed Income Funds	21%
Inflation-Hedging Funds	0%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

42	QS Legg Mason Target Retirement Series

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2050, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

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Principal investment strategies cont’d

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2050. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

44	QS Legg Mason Target Retirement Series

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

QS Legg Mason Target Retirement Series	45

Principal risks cont’d

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

46	QS Legg Mason Target Retirement Series

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Legg Mason Target Retirement Series	47

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 40% Russell 1000 Index, 28% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 7% Barclays U.S. Aggregate Index (an index of fixed income securities), 7% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5% Russell 2000 Index, 2% MSCI Emerging Markets Index and 1% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 19.44    Worst Quarter (09/30/2011): (15.69)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.09

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	18.22	13.73	5.29	08/29/2008
Return after taxes on distributions	17.24	13.25	4.77
Return after taxes on distributions and sale of fund shares	10.56	10.83	3.90

Other Classes (Return before taxes only)
Class A	13.26	13.23	4.91	08/29/2008
Class FI	20.19	14.54	6.07	08/29/2008
Class R	19.90	14.26	5.81	08/29/2008
Class I	20.55	14.89	6.39	08/29/2008
Dow Jones Target 2035 Index (reflects no deduction for fees, expenses or taxes)	19.90	15.59	7.62
Target Retirement 2035 Composite Index (reflects no deduction for fees, expenses or taxes)	21.21	15.53	7.35

48	QS Legg Mason Target Retirement Series

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

QS Legg Mason Target Retirement Series	49

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly to the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over lanother investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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QS Legg Mason Target Retirement 2040

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until five years after the fund’s target retirement date of 2040 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	3.30	3.33	3.01	3.26	3.26[2]	3.25	3.15[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.58	0.58	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses[3]	4.23	5.01	3.94	4.44	4.94	3.93	3.83
Fees waived and/or expenses reimbursed[4]	(3.08)	(3.11)	(2.79)	(3.04)	(3.04)	(3.08)	(3.08)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

QS Legg Mason Target Retirement Series	51

Fees and expenses of the fund cont’d

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,520	2,367	4,544
Class C (with redemption at end of period)	293	1,226	2,258	4,838
Class C (without redemption at end of period)	193	1,226	2,258	4,838
Class FI (with or without redemption at end of period)	117	944	1,789	3,981
Class R (with or without redemption at end of period)	143	1,068	2,003	4,388
Class R1 (with or without redemption at end of period)	193	1,212	2,232	4,789
Class I (with or without redemption at end of period)	87	914	1,759	3,952
Class IS (with or without redemption at end of period)	77	885	1,712	3,867

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 46% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2040. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2040, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2040
Asset Class
Equity Funds	90%
Fixed Income Funds	10%
Inflation-Hedging Funds	0%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

52	QS Legg Mason Target Retirement Series

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2055, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS Legg Mason Target Retirement Series	53

Principal investment strategies cont’d

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2055. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

54	QS Legg Mason Target Retirement Series

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

QS Legg Mason Target Retirement Series	55

Principal risks cont’d

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

56	QS Legg Mason Target Retirement Series

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

QS Legg Mason Target Retirement Series	57

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 50% Russell 1000 Index, 28% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets), 5% Russell 2000 Index, 3% Barclays U.S. Aggregate Index (an index of fixed income securities), 2% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index) and 2% MSCI Emerging Markets Index. Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 19.66    Worst Quarter (09/30/2011): (16.03)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.07

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	21.28	14.55	5.85	08/29/2008
Return after taxes on distributions	20.29	14.14	5.41
Return after taxes on distributions and sale of fund shares	12.24	11.54	4.38

Other Classes (Return before taxes only)
Class A	16.04	14.04	5.45	08/29/2008
Class FI	23.10	15.40	6.64	08/29/2008
Class R	23.00	15.14	6.39	08/29/2008
Class I	23.60	15.71	6.95	08/29/2008
Dow Jones Target 2040 Index (reflects no deduction for fees, expenses or taxes)	22.38	16.51	8.02
Target Retirement 2040 Composite Index (reflects no deduction for fees, expenses or taxes)	24.85	16.57	8.10

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

58	QS Legg Mason Target Retirement Series

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly with the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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QS Legg Mason Target Retirement 2045

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2045 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(fees paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	5.25	5.22	4.99	4.93	4.93[2]	5.18	5.07[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.58	0.58	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses[3]	6.18	6.90	5.92	6.11	6.61	5.86	5.75
Fees waived and/or expenses reimbursed[4]	(5.03)	(5.00)	(4.77)	(4.71)	(4.71)	(5.01)	(5.00)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

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Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,880	3,047	5,847
Class C (with redemption at end of period)	293	1,589	2,932	6,073
Class C (without redemption at end of period)	193	1,589	2,932	6,073
Class FI (with or without redemption at end of period)	117	1,335	2,531	5,426
Class R (with or without redemption at end of period)	143	1,394	2,619	5,563
Class R1 (with or without redemption at end of period)	193	1,534	2,832	5,899
Class I (with or without redemption at end of period)	87	1,297	2,486	5,371
Class IS (with or without redemption at end of period)	77	1,267	2,439	5,293

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 31% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2045. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2045, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2045
Asset Class
Equity Funds	94%
Fixed Income Funds	6%
Inflation-Hedging Funds	0%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

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Principal investment strategies cont’d

Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2060, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

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QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2060. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

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Principal risks cont’d

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

64	QS Legg Mason Target Retirement Series

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

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Principal risks cont’d

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

66	QS Legg Mason Target Retirement Series

Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 51% Russell 1000 Index, 26% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 8% Russell 2000 Index, 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4% MSCI Emerging Markets Index, 3% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3% Barclays U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 19.62    Worst Quarter (09/30/2011): (16.65)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 1.93

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	21.16	14.37	5.71	08/29/2008
Return after taxes on distributions	20.59	14.04	5.33
Return after taxes on distributions and sale of fund shares	12.08	11.42	4.29

Other Classes (Return before taxes only)
Class A	15.98	13.88	5.32	08/29/2008
Class FI	23.93	15.38	6.64	08/29/2008
Class R	24.25	15.19	6.46	08/29/2008
Class I	23.52	15.55	6.80	08/29/2008
Dow Jones Target 2045 Index (reflects no deduction for fees, expenses or taxes)	23.71	16.89	8.28
Target Retirement 2045 Composite Index (reflects no deduction for fees, expenses or taxes)	25.01	16.54	8.08

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

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Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly to the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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QS Legg Mason Target Retirement 2050

Investment objectives

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. From the five years before until the five years after the fund’s target retirement date of 2050 (the “Dynamic Rebalancing Period”), the fund will seek to reduce volatility as a secondary objective.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	4.90	5.02	4.66	4.67	4.67[2]	4.91	4.79[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.58	0.58	0.58	0.58	0.58	0.58	0.58
Total annual fund operating expenses[3]	5.83	6.70	5.59	5.85	6.35	5.59	5.47
Fees waived and/or expenses reimbursed[4]	(4.68)	(4.80)	(4.44)	(4.45)	(4.45)	(4.74)	(4.72)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

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Fees and expenses of the fund cont’d

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1817	2930	5634
Class C (with redemption at end of period)	293	1551	2864	5954
Class C (without redemption at end of period)	193	1551	2864	5954
Class FI (with or without redemption at end of period)	117	1271	2412	5205
Class R (with or without redemption at end of period)	143	1344	2525	5391
Class R1 (with or without redemption at end of period)	193	1484	2741	5738
Class I (with or without redemption at end of period)	87	1244	2388	5190
Class IS (with or without redemption at end of period)	77	1212	2337	5102

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. The fund is designed for investors expecting to retire around 2050. The fund’s asset mix has been designed on the expectation that investors will begin to withdraw assets from the fund during 2050, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the fund seeks to reduce volatility during the Dynamic Rebalancing Period, the fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the fund.

The fund generally seeks to maintain a certain Target Allocation, as described below. However, during the Dynamic Rebalancing Period, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the fund’s subadvisers, in its discretion, may adjust the fund’s asset mix as often as daily and may vary the fund’s allocation substantially from the Target Allocation. The fund’s Target Allocation for equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds is shown in the table below:

Target Retirement 2050
Asset Class
Equity Funds	94%
Fixed Income Funds	6%
Inflation-Hedging Funds	0%

QS LMGAA is responsible for implementation of the fund’s overall asset allocation. During the fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy. Western Asset Management Company (“Western Asset”), the fund’s other subadviser, manages the assets allocated to the Event Risk Management strategy, described below, during the fund’s Dynamic Rebalancing Period.

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Glide path period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path.” The glide path represents the shifting of asset classes over time. The glide path is detailed in the chart below:

During the time that the fund’s asset allocations track the glide path, the fund’s asset mix will gradually become more conservative until approximately 2065, or 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. By following these investment strategies after the fund reaches its target date, the fund seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

The Target Allocations reflected in the glide path are “neutral” allocations, which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Dynamic rebalancing period

During the Dynamic Rebalancing Period, the fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, as described below. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce the fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of the fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may increase the fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, the fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

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Principal investment strategies cont’d

QS LMGAA may from time to time make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to the fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. The fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, the fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If the fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of the fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, the fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to the fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static allocation period

The fund’s Target Allocation will become static 15 years after the target date. At this time, when the fund’s Target Allocation will match the Target Allocation of QS Legg Mason Target Retirement Fund (the “Retirement Fund”), the fund’s Board of Trustees may combine the fund with the Retirement Fund without shareholder approval, and the fund’s shareholders will become shareholders of the Retirement Fund. This is expected to occur approximately in the year 2065. This combination is expected to be tax-free under current law. Shareholders will be provided with additional information at that time.

The Retirement Fund’s Target Allocation is 33% in equity, 62% in fixed income and 5% in inflation-hedging funds.

Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objectives. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. In addition, you may experience losses near, at or after the target date. You should not rely solely on the target date when choosing to invest in the fund or deciding to remain invested in the fund. You should consider the fund’s investment strategies over the whole life of the fund. Unlike many other target retirement date funds, the fund, during the Dynamic Rebalancing Period, may not follow the Target Allocation indicated by the glide path. There is no assurance that the fund will provide sufficient retirement income at and after the target date. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of certain underlying funds and is affiliated with the manager of other underlying funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA or Western Asset serve as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager, QS LMGAA or Western Asset fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets or to maintain the fund’s allocation to those funds for which the fees paid to the manager or a subadviser are higher than the fees paid by other underlying funds or to those funds for which a subadviser serves as adviser. However, the fund has adopted procedures to mitigate these concerns.

In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts.

Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds.

72	QS Legg Mason Target Retirement Series

Allocation risk. The fund’s ability to achieve its investment objectives depends upon QS LMGAA’s skill in determining the fund’s asset class allocation, creating and applying formulas for de-risking or ending de-risking, determining when to engage in Event Risk Management and in selecting the best mix of underlying funds. The value of your investment may decrease if QS LMGAA’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, technique or strategy, underlying fund or other issuer is incorrect.

In implementing the Dynamic Risk Management or Event Risk Management strategies, the fund will be subject to heightened allocation risk, as QS LMGAA will have discretion in determining the fund’s asset class allocation. If the fund increases its exposure to short-term defensive instruments at inopportune times or for extended periods of time, the fund may experience lower performance and greater losses.

Cash management and defensive investing risk. During the Dynamic Rebalancing Period, the fund may have significant exposure to short-term defensive instruments, which typically will include Treasury bills, money market funds and cash. The fund may also engage in short sale transactions involving index options and index futures contracts. The value of these investments held by the fund can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If the fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If the fund holds cash uninvested, the fund will not earn income on the cash. If the fund has a significant amount of exposure to short-term defensive instruments or the fund sells index options or index futures contracts short, it may not achieve high total returns.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer, whose credit is the subject of the swap, and the counterparty to the swap.

Dynamic risk management strategy risk. In implementing the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the fund holds in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, the fund’s assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the fund to experience greater losses than redeeming mutual fund holdings. The fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance. There is no guarantee that the Dynamic Risk Management strategy will work and shareholders should evaluate their ability to invest for the long-term, especially during periods of downturn in the market.

Event risk management strategy risk. The Event Risk Management strategy may involve entering into transactions involving options, futures and swaps that are expected to increase in value during the occurrence of certain market events. An instrument used to hedge market event risk could lose all or a portion of its value even in a period of severe market stress. Implementation of the strategy may result in the fund holding options and futures positions that take contradictory views on market movements. The costs of purchasing and selling these instruments may reduce the fund’s return. The fund may not be able to close out a position at the desired time or price. There is no guarantee that the Event Risk Management strategy will work and shareholders should evaluate their ability to invest for the long term, especially during periods of downturn in the market.

Tax risk. The fund’s hedging strategy may result in the fund deferring, possibly indefinitely, certain of its realized losses for U.S. federal income tax purposes, potentially increasing the amount of the fund’s taxable distributions paid to shareholders.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time the fund replaces the borrowed security, the fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, the fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of the fund’s assets, in some circumstances, may limit the subadvisers’ flexibility.

QS Legg Mason Target Retirement Series	73

Principal risks cont’d

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments and short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Some assets or derivatives held by the fund or an underlying fund or futures sold by the fund or an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets or derivatives may also be difficult to value. If the fund or an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund or an underlying fund may be forced to sell at a loss.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

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Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to NAV. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile. In addition, after the fund reaches the target date, it is expected that the assets will decline as investors begin to withdraw their assets from the fund, causing gross expenses to increase.

These risks are discussed in more detail later in this Prospectus or in the SAI.

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Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 51% Russell 1000 Index, 26% Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East Index, 8% Russell 2000 Index, 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 4% MSCI Emerging Markets Index, 3% JPMorgan Emerging Markets Bond Index Plus (a total return index that tracks the traded market for U.S. dollar denominated Brady and other similar sovereign restructured bonds traded in emerging markets) and 3% Barclays U.S. Aggregate Index (an index of fixed income securities). Over time, the composite benchmark will change with the fund’s asset allocation; and the composite benchmark allocation will gradually become more conservative. When the fund’s composite benchmark changes, the composite’s new allocation is utilized to calculate composite performance from and after such changes. Composite performance for periods prior to the change is not recalculated or restated based on the composite’s new allocation but rather reflects the composite benchmark’s actual allocation during that period, which may be different than the current composite benchmark allocation.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 19.73    Worst Quarter (09/30/2011): (16.50)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 1.97

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	21.06	14.46	5.78	08/29/2008
Return after taxes on distributions	20.72	14.18	5.45
Return after taxes on distributions and sale of fund shares	11.92	11.51	4.37

Other Classes (Return before taxes only)
Class A	15.96	13.97	5.39	08/29/2008
Class FI	23.05	15.30	6.56	08/29/2008
Class R	23.47	15.16	6.42	08/29/2008
Class I	23.35	15.65	6.88	08/29/2008
Dow Jones Target 2050 Index (reflects no deduction for fees, expenses or taxes)	23.89	16.93	8.32
Target Retirement 2050 Composite Index (reflects no deduction for fees, expenses or taxes)	25.01	16.54	8.08

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

76	QS Legg Mason Target Retirement Series

Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadvisers: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) and Western Asset Management Company (“Western Asset”)

Portfolio managers

QS LMGAA: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Western Asset: Prashant Chandran and S. Kenneth Leech. Mr. Chandran (Portfolio Manager) and Mr. Leech (Chief Investment Officer) have been part of the portfolio management team for the fund since November 2011 and March 2014, respectively. These investment professionals work together with a broader investment management team.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly to the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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QS Legg Mason Target Retirement Fund

Investment objective

The fund seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

Fees and expenses of the fund

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 108 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 88 under the heading “Sales Charge Waivers and Reductions.”

The fund no longer offers Class R1 shares for purchase by new or existing investors.

Shareholder fees
(paid directly from your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Maximum sales charge (load) imposed on purchases (as a % of offering price)	5.75	None	None	None	None	None	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	Generally, none	1.00	None	None	None	None	None
Small account fee[1]	$15	$15	None	None	None	None	None

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class FI	Class R	Class R1	Class I	Class IS
Management fees	0.10	0.10	0.10	0.10	0.10	0.10	0.10
Distribution and/or service (12b-1) fees	0.25	1.00	0.25	0.50	1.00	None	None
Other expenses	3.15	3.29	3.02	3.10	3.10[2]	3.30	3.14[2]
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.55	0.55	0.55	0.55	0.55	0.55	0.55
Total annual fund operating expenses[3]	4.05	4.94	3.92	4.25	4.75	3.95	3.79
Fees waived and/or expenses reimbursed[4]	(2.90)	(3.04)	(2.77)	(2.85)	(2.85)	(3.10)	(3.04)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	1.15	1.90	1.15	1.40	1.90	0.85	0.75

[1]

If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.

[2]	“Other expenses” are estimated for the current fiscal year. Actual expenses may differ from estimates.
[3]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the Prospectus and in the fund’s shareholder reports, because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[4]

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of exchange-traded funds) so that total annual operating expenses are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares. These arrangements cannot be terminated prior to December 31, 2015 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limits described above.

78	QS Legg Mason Target Retirement Series

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

–	You invest $10,000 in the fund for the time periods indicated

–	Your investment has a 5% return each year and the fund’s operating expenses remain the same

–	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class A (with or without redemption at end of period)	685	1,485	2,301	4,411
Class C (with redemption at end of period)	293	1,212	2,232	4,789
Class C (without redemption at end of period)	193	1,212	2,232	4,789
Class FI (with or without redemption at end of period)	117	940	1,781	3,964
Class R (with or without redemption at end of period)	143	1,030	1,931	4,242
Class R1 (with or without redemption at end of period)	193	1,175	2,162	4,650
Class I (with or without redemption at end of period)	87	919	1,768	3,970
Class IS (with or without redemption at end of period)	77	876	1,695	3,831

Portfolio turnover. The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal investment strategies

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

The fund seeks to achieve its objective by investing in a combination of underlying funds representing a variety of broad asset classes—equity (including real estate-related funds), fixed income and inflation-hedging—and investment styles.

The fund maintains a static Target Allocation. The following table details the Target Allocation of the fund among broad asset classes.

Target Retirement Fund
Asset Class
Equity Funds	33%
Fixed Income Funds	62%
Inflation-Hedging Funds	5%

The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), the subadviser, to overweight or underweight a particular asset class. From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets.

Ordinarily, the fund’s investment in equity, fixed income or inflation-hedging funds is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, QS LMGAA will generally rebalance the fund.

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Principal risks

Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Affiliated funds risk. The fund’s manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the fund may invest in certain underlying funds for which QS LMGAA serves as adviser. It is possible that a conflict of interest among the fund and the underlying funds could affect how the fund’s manager and QS LMGAA fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the fund’s assets to those funds for which the fees paid to the manager or QS LMGAA are higher than the fees paid by other underlying funds or to those funds for which QS LMGAA serves as adviser. However, the fund’s Board of Trustees believes the fund has been structured to mitigate these concerns.

Allocation risk. The fund’s ability to achieve its investment objective depends upon the subadvisers’ skill in determining the fund’s asset class allocation and in selecting the best mix of underlying funds. The value of your investment may decrease if the subadvisers’ judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or technique, underlying fund or other issuer is incorrect.

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income or inflation-hedging investments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time and the percentage of the fund’s assets invested in various underlying funds, the fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Fund of funds risk. Your cost of investing in the fund, as a fund of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the fund’s approval, which could force the fund to withdraw its investment from such underlying fund at a time that is unfavorable to the fund. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the fund would indirectly bear the costs of these trades without accomplishing any investment purpose.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the fund’s or underlying fund’s securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the fund or underlying fund fall, the value of your investment in the fund will decline.

Fixed income securities risk. Fixed income securities are subject to a number of risks, including credit, market and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of an underlying fund’s investment in that issuer. The fund and underlying fund are subject to greater levels of credit risk to the extent it holds below investment grade debt securities, or “junk bonds.” Market risk is the risk that the fixed income markets may become volatile and less liquid, and the market value of an investment may move up or down, sometimes quickly or unpredictably. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity and the lower the credit quality of a fixed income security, the more likely its value will decline.

Issuer risk. The value of a stock can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, often due to disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment. An underlying fund may experience a substantial or complete loss on an individual security.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices an underlying fund’s portfolio managers believe appropriate and may offer greater potential for losses.

Liquidity risk. Some assets held by an underlying fund may be impossible or difficult to sell, particularly during times of market turmoil. Illiquid assets may also be difficult to value. If an underlying fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

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Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. The value approach to investing involves the risk that stocks may remain undervalued. An underlying fund may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries and, indirectly, the fund’s exposure to those factors.

Foreign investment and emerging market risk. The fund or an underlying fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund or an underlying fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund or an underlying fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Real estate investment trusts (REITs) risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate, such as changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment.

Exchange-traded funds (ETFs) risk. Investing in an ETF will give the fund exposure to the securities comprising the index on which the ETF is based and will expose the fund to risks similar to those of investing directly in those securities. Shares of ETFs are traded on an exchange and may trade at either a premium or discount to net asset value. The fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Valuation risk. The sales price the fund or an underlying fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities or other instruments that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund or an underlying fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if a fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

These risks are discussed in more detail later in this Prospectus or in the SAI.

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Performance

The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class C shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ.

The fund also compares its performance to the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, Far East (“EAFE”) Index, the Barclays U.S. Aggregate Index and a composite benchmark, which is a hypothetical representation of the performance of the fund’s major asset classes, consisting of 42% Barclays U.S. Aggregate Index (an index of fixed income securities), 15% Barclays Global Aggregate ex-USD Index (an index tracking an international basket of government, corporate, agency and mortgage-related bonds), 14% MSCI EAFE Index, 8% Russell 1000 Index, 8% Barclays U.S. Corporate High Yield-2% Issuer Cap Index (an index where issuer exposure is limited to 2% of the market value of the Barclays U.S. Corporate High Yield Index), 5% FTSE NAREIT All RElTs Index (an index of all tax-qualified exchange-listed REITs), 5% Russell 2000 Index and 3% MSCI Emerging Markets Index.

The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on name of fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.

Best Quarter (06/30/2009): 16.89    Worst Quarter (03/31/2009): (8.05)

The year-to-date return as of the most recent calendar quarter, which ended 3/31/14, was 2.54

Average annual total returns (%)
(for periods ended December 31, 2013)

Class C	1 year	5 year	Since inception	Inception date
Return before taxes	3.58	10.95	6.13	08/29/2008
Return after taxes on distributions	3.01	10.15	5.23
Return after taxes on distributions and sale of fund shares	2.05	8.38	4.41

Other Classes (Return before taxes only)
Class A	(0.68)	10.48	5.75	08/29/2008
Class FI	5.29	11.75	6.90	08/29/2008
Class R	5.82	11.64	6.78	08/29/2008
Class I	5.66	12.11	7.24	08/29/2008
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	33.55	18.71	9.83
MSCI EAFE Index (Gross) (reflects no deduction for fees, expenses or taxes)	23.29	12.96	4.44
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	(2.02)	4.44	4.77
Target Retirement Fund Composite Index (reflects no deduction for fees, expenses or taxes)	6.62	9.82	6.47

The after-tax returns are shown only for Class C shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class C will vary from returns shown for Class C.

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Management

Investment manager: Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

Subadviser: QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”)

Portfolio managers: Y. Wayne Lin, Thomas Picciochi and Ellen Tesler. Mr. Lin (Portfolio Manager of QS LMGAA) has been a portfolio manager for the fund since August 2011. Mr. Picciochi (Portfolio Manager of QS LMGAA) and Ms. Tesler (Portfolio Manager of QS LMGAA) have been portfolio managers for the fund since May 30, 2014.

Purchase and sale of fund shares

You may purchase, redeem or exchange shares of the fund each day the New York Stock Exchange is open, at the fund’s net asset value determined after receipt of your request in good order, subject to any applicable sales charge.

The fund’s initial and subsequent investment minimums generally are set forth in the accompanying table:

Investment minimum initial/additional investment ($)
	Class A	Class C	Class FI	Class R	Class R1[1]	Class I	Class IS
General	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
Uniform Gifts or Transfers to Minor Accounts	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None*	N/A
IRAs	250/50	250/50	N/A	N/A	N/A	1 million/None*	N/A
SIMPLE IRAs	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Systematic Investment Plans	50/50	50/50	N/A	N/A	N/A	1 million/None*	N/A
Clients of Eligible Financial Intermediaries	None/None	N/A	None/None	N/A	N/A	None/None	N/A
Eligible Investment Programs	None/None	N/A	None/None	None/None	N/A	None/None	N/A
Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs	None/None	None/None	None/None	None/None	N/A	None/None	None/None
Other Retirement Plans	None/None	None/None	N/A	N/A	N/A	1 million/None*	N/A
Institutional Investors	1,000/50	1,000/50	N/A	N/A	N/A	1 million/None	1 million/None

*	Available to investors investing directly to the fund.
[1]	Class R1 shares are closed to all new purchases and incoming exchanges.

Your financial intermediary may impose different investment minimums.

For more information about how to purchase, redeem or exchange shares, and to learn which classes of shares are available to you, you should contact your financial intermediary, or, if you hold your shares or plan to purchase shares through the fund, you should contact the fund by phone at 1-877-721-1926 or by mail at Legg Mason Funds, P.O. Box 55214, Boston, MA 02205-8504.

Tax information

The fund’s distributions are generally taxable as ordinary income or capital gain.

Payments to broker/dealers and other financial intermediaries

The fund’s related companies may pay broker/dealers or other financial intermediaries (such as a bank or an insurance company) for the sale of fund shares, shareholder services and other purposes. These payments create a conflict of interest by influencing your broker/dealer or other intermediary or its employees or associated persons to recommend the fund over another investment. Ask your financial adviser or salesperson or visit your financial intermediary’s or salesperson’s website for more information.

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More on the funds’ investment strategies, investments and risks

Prior to June 30, 2014, QS Legg Mason Target Retirement 2015 was named Legg Mason Target Retirement 2015, QS Legg Mason Target Retirement 2020 was named Legg Mason Target Retirement 2020, QS Legg Mason Target Retirement 2025 was named Legg Mason Target Retirement 2025, QS Legg Mason Target Retirement 2030 was named Legg Mason Target Retirement 2030, QS Legg Mason Target Retirement 2035 was named Legg Mason Target Retirement 2035, QS Legg Mason Target Retirement 2040 was named Legg Mason Target Retirement 2040, QS Legg Mason Target Retirement 2045 was named Legg Mason Target Retirement 2045, QS Legg Mason Target Retirement 2050 was named Legg Mason Target Retirement 2050 and QS Legg Mason Target Retirement Fund was named Legg Mason Target Retirement Fund.

* * *

Investment objectives

The investment objective of each fund is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

From the five years before until the five years after a fund’s target retirement date (the “Dynamic Rebalancing Period”), each fund (except the Retirement Fund) will seek to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for these funds will begin the first business day of January of the fifth year before a fund’s target retirement date and end at the close of business on the last business day of December in the fifth year after the fund’s target retirement date. A fund’s target retirement date is the first business day in January of the year in the fund’s name.

QS Legg Mason Target Retirement 2015 (“Target 2015”) is currently in its Dynamic Rebalancing Period and seeks to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for Target 2015 will end at the close of business on December 31, 2019.

Principal investment strategies

Each fund is a “fund of funds”—it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or ETFs that are based on an index and managed by unaffiliated investment advisers. The underlying funds’ investment objectives and their principal investment strategies are described below under “Underlying funds.”

Each fund seeks to achieve its investment objectives by investing in a combination of underlying funds representing a variety of broad asset classes—equity, fixed income and inflation-hedging—and investment styles. Each fund, other than the Retirement Fund, is managed to the specific target date included in its name, which is intended to coincide, generally, with an investor’s retirement year, and is designed for investors expecting to retire around the target date. The year specified in a fund’s name, however, is intended as a general guide, and may not necessarily represent an investor’s retirement year or the year when an investor may plan to withdraw substantially all of his or her assets from a fund. The asset mix in each fund has been designed on the expectation that investors will begin to withdraw assets from the fund during the year specified in the fund’s name, but will continue to maintain a significant portion of their investment in the fund for a period of time—perhaps 10 to 20 years—following that date. While the funds seek to reduce volatility during the Dynamic Rebalancing Period, a fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the funds.

The funds differ primarily due to their asset allocations among underlying funds. For each fund with a target date specified in the fund’s name, QS LMGAA allocates the fund’s assets among underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. During the time that a fund’s asset allocations track the glide path, the fund’s asset mixes will gradually become more conservative until approximately 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After a fund reaches its target date, that fund, by following these investment strategies, seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

Each fund generally seeks to maintain a certain Target Allocation. The following chart shows the allocation by retirement year for broad asset classes (equity funds (including real estate-related funds), fixed income funds and inflation-hedging funds) as of the date of this Prospectus. The funds’ shareholder reports set forth their actual allocation to individual underlying funds.

	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
45 years before	94%	6%	0%
40 years before	94%	6%	0%
35 years before	94%	6%	0%
30 years before	94%	6%	0%

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	Equity Funds	Fixed Income Funds	Inflation-Hedging Funds
25 years before	88%	12%	0%
20 years before	78%	22%	0%
15 years before	67%	28%	5%
10 years before	62%	33%	5%
5 years before	56%	39%	5%
Target Date/Retirement Year	52%	43%	5%
5 years after	45%	50%	5%
10 years after	39%	56%	5%
15 years after	33%	62%	5%
20 years after	33%	62%	5%
25 years after	33%	62%	5%

During the Dynamic Rebalancing Period, a fund will not be managed strictly according to the standard Target Allocation described above. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management, both as described below.

Glide Path Period

Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and does not apply to the Retirement Fund, which has a static asset allocation. As each fund migrates to a new Target Allocation, QS LMGAA will seek to move to the new Target Allocation during the first calendar quarter of the year. The glide path for a fund’s Target Allocation is detailed in the chart below:

The Target Allocations reflected in the glide path are “neutral” allocations which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. QS LMGAA may from time to time make tactical increases or decreases to a fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of a fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

QS LMGAA may from time to time adjust a fund’s glide path, changing the Target Allocations of the fund for current and future periods. Such adjustments may be made to reflect secular shifts and other long-term changes in the investment environment. QS LMGAA expects any adjustments to the glide path to be made infrequently, and shareholders will be provided with notice of any such adjustments.

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Dynamic rebalancing period

During the Dynamic Rebalancing Period, a fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the fund. These strategies include Dynamic Risk Management and Event Risk Management. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of the fund’s assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options, futures and swaps that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, the fund gives up some of the potential for high total return that could be achieved if the fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to reduce significant declines in the fund’s net asset value (“NAV”) under negative market conditions. The fund’s NAV will fluctuate and is not guaranteed.

Dynamic risk management. The Dynamic Risk Management strategy will seek to reduce a fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase the fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease the fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the fund’s Target Allocation in response to certain levels of positive fund performance.

In response to certain levels of negative fund performance, QS LMGAA may deviate from the standard Target Allocation by increasing a fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the fund’s current NAV, macro-economic conditions, and the fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, a fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the fund’s Target Allocation.

QS LMGAA may from time to time make tactical increases or decreases to a fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event risk management. The Event Risk Management strategy will seek to reduce the impact to a fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. Each fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after a fund has engaged in “de-risking,” the fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after a fund has engaged in “de-risking,” the fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, each fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Target 2015 currently is in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. QS LMGAA will revert to managing the fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

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Static allocation period

Once a fund (other than the Retirement Fund) reaches its most conservative Target Allocation—approximately 15 years after its stated retirement year—its allocation to equity funds will remain fixed at approximately 32% of the fund’s assets. The remainder will be invested in fixed income funds and inflation-hedging funds. When the Target Allocation of a fund with a target date matches the Retirement Fund’s Target Allocation, which will occur approximately 15 years after the fund’s target date, the Board of Trustees (the “Board”) may combine that fund with the Retirement Fund, without shareholder approval.

The Retirement Fund maintains a static Target Allocation, and pursues its investment strategy by investing in a diversified portfolio of underlying funds that invest in the specific asset classes listed below. The following table details the Target Allocation of the Retirement Fund, which corresponds to the Target Allocation at the point of conversion to the static portfolio shown in the glide path chart.

Target Allocation
Asset Class
Equity	33%
Fixed Income	62%
Inflation-Hedging	5%

QS LMGAA may from time to time adjust the Target Allocation or add or delete underlying funds for the Retirement Fund. Such adjustments may be made to reflect secular shifts or fundamental changes in the investment environment or to change the underlying funds that invest in a particular asset class.

Each fund’s investment strategies may be changed without shareholder approval. Each fund’s investment objectives may be changed by the Board without shareholder approval and on notice to shareholders.

Underlying funds

QS LMGAA invests in underlying equity funds, including index-based ETFs, that have a range of investment styles and focuses, including large cap funds, mid cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds, emerging market equity funds, real return funds and funds that invest in real estate-related securities (including REITs). The underlying fixed income funds also have a range of investment focuses, and include funds that invest primarily in investment grade fixed income securities or in high yield, high risk fixed income securities rated below investment grade (commonly known as “junk bonds”). The underlying fixed income funds invest in U.S. and non-U.S. issuers, including corporate, mortgage- and asset-backed, government and emerging market debt securities. The inflation-hedging funds include funds that invest in inflation-linked fixed income securities and hard assets. The short-term defensive instruments include cash, money market funds or short-term fixed income funds. QS LMGAA may invest in underlying Legg Mason-affiliated funds that have a limited performance history.

Summary performance information for the underlying funds to which an allocation may be made for the funds appears in Appendix A.

QS LMGAA may from time to time add or delete underlying funds, including ETFs, without notice to shareholders. Such adjustments may be made to reflect fundamental changes in the investment environment or to change the underlying funds that invest in a particular asset class. QS LMGAA expects that any such adjustments will be made infrequently.

The following is a description of the investment objectives and principal investment strategies of the underlying funds in which the funds may invest. Each of the underlying funds is managed by the funds’ manager or an affiliate or, with respect to the ETFs, unaffiliated investment advisers.

Each fund currently invests in classes of shares of the underlying funds (other than the ETFs) that are offered only to institutional and other eligible investors, such as the funds, at NAV with no initial or contingent deferred sales charges and with generally lower expenses than other share classes.

The underlying funds are:

Underlying fund	Investment objectives and principal investment strategies
U.S. Equity
iShares® Russell 1000 Growth Index ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Growth Index. The Russell 1000 Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. It is a subset of the Russell 1000 Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The Russell 1000 Growth Index measures the performance of equity securities of Russell 1000 Index issuers with relatively higher price-to-book ratios and higher forecasted growth.

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Underlying fund	Investment objectives and principal investment strategies
iShares® Russell 1000 Value Index ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000 Value Index. The Russell 1000 Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. It is a subset of the Russell 1000 Index, which measures the performance of the large-capitalization sector of the U.S. equity market. The Russell 1000 Value Index measures the performance of equity securities of Russell 1000 Index issuers with relatively lower price-to-book ratios and lower forecasted growth.
iShares® Russell 2000 Index ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000 Index. The Russell 2000 Index measures the performance of the small-capitalization sector of the U.S. equity market. The Russell 2000 Index includes issuers representing approximately 10% of the total market capitalization of all publicly-traded U.S. equity securities. The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2000 smallest issuers in the Russell 3000 Index.
QS Batterymarch U.S. Large Cap Equity Fund	Seeks long-term capital appreciation. Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in U.S. equity securities or other investments with similar economic characteristics of large capitalization companies. The fund has exposure to growth and value equities of large capitalization companies. The fund will seek to produce returns that exceed those of the Russell 1000 Index over a full market cycle (typically three to five years).
Legg Mason BW Diversified Large Cap Value Fund	Seeks long-term capital appreciation. The fund normally invests at least 80% of its net assets in equity securities of large cap companies. Large cap companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. The fund invests primarily in equity securities that, in the investment adviser’s opinion, are undervalued or out of favor. The investment adviser invests in securities that meet its value criteria, based on both quantitative and fundamental analysis. The fund expects to hold approximately 150-250 stocks under normal market conditions. The fund may invest in foreign equity securities, either directly or through depositary receipts.
Legg Mason Opportunity Trust	Seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may engage to a substantial degree in short sales of securities and other instruments. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk” bonds, and unrated securities.
ClearBridge Special Investment Trust	Seeks capital appreciation. The fund invests primarily in equity securities and securities convertible into equity securities. While the fund may invest a portion of its assets in companies of any size, the portfolio managers expect that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range or in “special situations,” at the time of purchase. Market capitalization is not a factor when determining whether companies are involved in “special situations.” The portfolio managers define special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the portfolio managers, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in reorganizations or restructurings in connection with bankruptcy proceedings. The fund may also invest in debt securities, including securities of issuers involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below investment grade (BBB/Baa), commonly known as “junk bonds” and unrated securities judged by the adviser to be below investment grade.
ClearBridge Aggressive Growth Fund	Seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio managers believe are experiencing, or will experience, growth in earnings exceeding the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies offering prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium capitalization companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 25% of its net assets (at the time of investment) in foreign securities. The fund also may invest in derivatives and engage in short sales.
ClearBridge Appreciation Fund	Seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. The fund may invest up to 20% of its net assets in the securities of foreign issuers. The fund also may invest in derivatives and engage in short sales.
ClearBridge Equity Income Fund	Primarily seeks a high level of current income and secondarily seeks long-term capital appreciation. Under normal circumstances, the fund will invest at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. A significant portion of the fund’s portfolio will consist of equity securities that pay dividends. The fund may invest up to 50% of its net assets in equity securities of foreign issuers either directly or through depositary receipts. The foreign issuers in which the fund may invest include issuers that are organized outside the United States and conduct their operations in the United States and other countries (commonly known as “multinational companies”) and other foreign issuers with market capitalizations generally of at least $10 billion. The fund may invest in issuers of any size. The fund may invest up to 20% of its assets in fixed income securities of any quality, including lower-rated, high yielding debt securities (commonly known as “junk bonds”). The fund may invest in derivatives and engage in short sales.

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Underlying fund	Investment objectives and principal investment strategies
ClearBridge All Cap Value Fund	Seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium capitalization companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of its assets in securities of foreign issuers. The fund also may invest in derivatives and engage in short sales.
ClearBridge Large Cap Growth Fund	Seeks long-term capital growth. Normally, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of U.S. companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. The fund may invest up to 10% of its assets in securities of foreign issuers. The fund also may engage in short sales.
ClearBridge Large Cap Value Fund	Seeks long-term growth of capital. Current income is a secondary objective. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities or other investments with similar economic characteristics of companies with large market capitalizations. Large capitalization companies are those companies with market capitalization similar to companies in the Russell 1000 Index. The fund may invest up to 20% of its net assets in securities of foreign issuers. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its assets in non-convertible debt securities rated below investment grade or, if unrated, of equivalent quality as determined by the portfolio managers. Certain of the fixed income securities in which the fund may invest may be distressed debt securities. The fund also may invest in derivatives and engage in short sales.
ClearBridge Mid Cap Core Fund	Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics of medium capitalization companies. Medium capitalization companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as determined from time to time. The fund may invest up to 20% of its assets in equity securities of companies other than medium capitalization companies. The fund may invest up to 25% of its net assets in securities of foreign issuers. The fund also may invest in derivatives and engage in short sales.
ClearBridge Small Cap Growth Fund	Seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. Small capitalization companies are companies with market capitalization values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its net assets in equity securities of companies that are not considered to be small capitalization companies. The fund may invest up to 20% of its net assets in debt securities, including debt securities of foreign issuers. The fund also may invest in derivatives and engage in short sales.
ClearBridge Small Cap Value Fund	Seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in common stocks and other equity securities of small capitalization U.S. companies or other investments with similar economic characteristics. Small capitalization companies are those companies whose market capitalizations at the time of investment do not exceed (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its net assets in equity securities of companies with larger market capitalizations. The fund may invest up to 10% of its assets in foreign issuers. The fund also may invest in derivatives and engage in short sales.
Royce Special Equity Fund	Seeks long-term growth of capital. The fund invests primarily in the equity securities of small-cap and micro-cap companies, those with market capitalizations up to $2.5 billion. The portfolio manager applies an intensive value approach, which attempts to combine classic value analysis, the identification of good businesses and accounting cynicism. Normally, the fund invests at least 80% of its net assets in equity securities. At least 65% of these securities will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 5% of its assets in foreign securities.
Royce Total Return Fund	Seeks both long-term growth of capital and current income. The fund invests primarily in dividend-paying securities of small-cap and micro-cap companies that the adviser believes are trading significantly below the adviser’s estimate of their current worth. Of the more than 4,100 small-cap and micro-cap companies, more than 1,000 currently pay dividends. Investing in such securities may tend to stabilize the volatility inherent in the prices of small-cap and micro-cap securities. Normally, the fund invests at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest income to the fund, and at least 65% will be issued by companies with stock market capitalizations up to $2.5 billion at the time of investment. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

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Underlying fund	Investment objectives and principal investment strategies
Royce Value Fund	Seeks long-term growth of capital. The fund invests primarily in the equity securities of small-cap and mid-cap companies with stock market capitalizations from $750 million to $5 billion, that the adviser believes are trading significantly below its estimate of their current worth. The fund generally invests in securities of companies that the adviser believes have excellent business strengths, high internal rates of return and low leverage. Normally, the fund invests at least 80% of its net assets in equity securities of such small-cap and/or mid-cap companies. Although the fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.
Vanguard® REIT ETF (ETF)	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The fund employs a “passive management”—or indexing—investment approach designed to track the performance of the MSCI US REIT Index. The MSCI REIT Index is composed of stocks of publicly traded equity real estate investment trusts (known as REITs). The fund attempts to replicate the Index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.
International Equity
iShares® MSCI EAFE Index ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI (Morgan Stanley Capital International) EAFE® (Europe, Australasia and Far East) Index. The MSCI EAFE Index has been developed by MSCI as an equity benchmark for its international stock performance. The MSCI EAFE Index includes stocks from Europe, Australasia (Australia and Asia) and the Far East. The fund will concentrate its investment in a particular industry or group of industries to approximately the same extent the MSCI EAFE Index is concentrated. The fund generally will invest at least 90% of its assets in the securities of the MSCI EAFE Index and in depositary receipts representing securities of the MSCI EAFE Index. The fund may invest the remainder of its assets in securities not included in the MSCI EAFE Index, but which the adviser believes will help the fund track the MSCI EAFE Index. The fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by the adviser or its affiliates.
QS Batterymarch International Equity Trust	Seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The fund may invest up to 35% of its total assets in securities of emerging market issuers. The fund is not limited in the amount of total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund may invest in debt securities to a limited extent.
ClearBridge International Value Fund	Seeks total return on its assets from growth of capital and income. Normally, the fund invests at least 80% of its net assets in a diversified portfolio of equity securities of foreign companies and invests substantially all of its assets outside the United States. The fund may invest in equity securities of small, medium and large capitalization issuers. The fund may invest in equity securities of foreign companies either directly or through depositary receipts representing an interest in those securities. Under normal circumstances, the fund may invest up to 20% of the value of its net assets in debt securities of U.S. and foreign corporate and governmental issuers, including up to 10% of the value of its net assets in debt securities rated below investment grade. The fund may invest in all types of debt securities of any maturity or credit quality.
Emerging Market Equity
QS Batterymarch Emerging Markets Trust	Seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund may invest in debt securities to a limited extent.
Vanguard® FTSE Emerging Markets ETF (ETF)	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in emerging market countries. The fund employs a “passive management”—or indexing—investment approach by investing substantially all (normally about 95%) of its assets in the common stocks included in the FTSE Emerging Index, while employing a form of sampling to reduce risk. The FTSE Emerging Index includes approximately 795 common stocks of companies located in emerging markets around the world.
Emerging Market Fixed Income
Western Asset Emerging Markets Debt Fund	Seeks to maximize total return. Under normal circumstances, the fund invests at least 80% of its assets in fixed income securities issued by governments, government-related entities and corporations located in emerging markets and related investments. The fund may invest up to 50% of its assets in non-U.S. dollar denominated fixed income securities. These investments include, but are not limited to, instruments designed to restructure outstanding emerging market debt such as participations in loans between governments and financial institutions. The portfolio managers invest in at least three emerging market countries, which are countries that, at the time of investment, are represented in the JP Morgan Emerging Markets Bond Index Global Index or categorized by the World Bank in its annual categorization as middle- or low-income. The fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “junk bonds.” The fund may hold securities of any maturity. The fund may also invest in derivatives.

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Underlying fund	Investment objectives and principal investment strategies
High Yield Fixed Income
Western Asset High Yield Fund	Seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the fund will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by the subadviser. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-U.S. dollar denominated non-U.S. securities. The fund may also invest in derivatives.
U.S. Core Fixed Income
iShares® Core Total U.S. Bond Market ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Aggregate Bond Index. The Index measures the performance of the total United States investment grade bond market. The Index includes investment grade U.S. Treasury bonds, government-related bonds, corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities and asset-backed securities that are publicly offered for sale in the United States. The securities in the Index have $250 million or more of outstanding face value and have at least one year remaining to maturity. In addition, the securities in the Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Certain types of securities, such as state and local government series bonds, structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds are excluded from the Index. The Index is market capitalization-weighted and the securities in the Index are updated on the last calendar day of each month.
iShares® Intermediate Government/Credit Bond ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Intermediate Government/Credit Bond Index. The Index measures the performance of dollar-denominated U.S. Treasury bonds, government-related (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than ten years. The Index includes U.S. government and investment grade credit securities that have a greater than or equal to one year and less than ten years remaining to maturity and have $250 million or more of outstanding face value. In addition, the securities in the Index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped. Also excluded from the Index are structured notes with embedded swaps or other special features, private placements, floating-rate securities and Eurobonds. The Index is market capitalization weighted and the securities in the Underlying Index are updated on the last calendar day of each month.
Legg Mason BW Absolute Return Opportunities Fund	Seeks to generate positive returns that are independent of market cycles. Under normal market conditions, the fund seeks to meet its investment objective through strategic investments in domestic and foreign fixed income securities and currencies. The fund will initiate long and short exposures by investing across bond sectors, including sovereign debt and corporate bonds; currencies; and derivative instruments. Short exposure will be established primarily through the use of derivatives, including currency forwards, interest rate swaps and futures. The portfolio managers endeavor to outperform the return of the 3-month U.S. Treasury Bill by 300 basis points on a rolling 36-month basis (although there can be no assurance this rate of return will be achieved). Long investments are typically concentrated in sovereign debt or currencies of 6 to 12 countries, or corporate debt of issuers in those countries that the portfolio managers believe offer the most attractive absolute return opportunities. Short positions are typically established in interest rates or currencies that the portfolio managers believe are overvalued, will fall in value and can potentially generate absolute returns. The fund may invest a significant portion of its assets in a particular geographic region or country, including emerging market countries. The portfolio managers intend to maintain an average weighted portfolio quality of A- or better. The fund will invest in both investment grade and below investment grade securities and currencies of developed and emerging countries. The weighted average effective duration of the fund’s portfolio, including derivatives, is expected to range from -5 to +5 years. The fund’s use of derivatives may be extensive.
Western Asset Core Bond Fund	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in debt and fixed income securities of any maturity, under normal market conditions the target dollar-weighted average modified duration for the fund is expected to range within 20% of the average duration of the domestic bond market as a whole as measured by the adviser (generally, this range is 3-7 years). The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The fund currently anticipates that it will only purchase debt securities that are rated Baa or BBB or above by one or more NRSROs or unrated securities of comparable quality at the time of purchase, or “investment grade securities.” The fund also may invest in derivatives.

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Underlying fund	Investment objectives and principal investment strategies
Western Asset Core Plus Bond Fund	Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration specified below. The fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the fund may invest in debt and fixed income securities of any maturity, under normal market conditions the target dollar-weighted average effective duration for the fund is expected to range within 30% of the average duration of the domestic bond market as a whole as measured by the adviser (generally, this range is 2.5-7 years). The fund may invest up to 25% of its total assets in the securities of non-U.S. issuers and up to 20% of total assets in non-U.S. dollar denominated securities. The fund may invest up to 20% of its assets in debt securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more NRSROs or unrated securities of comparable quality). Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The fund also may invest in derivatives.
Western Asset Total Return Unconstrained Fund	Seeks to maximize long-term total return. The fund has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more NRSROs or unrated securities of comparable quality at the time of purchase (as determined by the fund’s subadvisers). The fund may invest no more than 50% of its net assets in non-U.S. dollar denominated securities and no more than 25% of its net assets in un-hedged non-U.S. dollar denominated securities. The fund may invest no more than 25% of its net assets in non-U.S. dollar denominated securities rated below investment grade and no more than 25% of its net assets in non-U.S. issuers rated below investment grade. No more than 50% of the fund’s net assets may be invested in a combination of non-U.S. dollar denominated securities, emerging market securities and securities that are not investment grade securities. The fund is permitted to invest in securities issued or guaranteed by the government of the United States or any of the G-7 countries, including their agencies, instrumentalities and political sub-divisions, without limit; however, (i) no more than 10% of the fund’s net assets may be invested in securities issued or guaranteed by a single government that is a non-G-7 country, including its agencies, instrumentalities and sub-divisions; (ii) no more than 10% of the fund’s net assets may be invested in private mortgage-backed and asset-backed securities of a single issuer unless the collateral relating to such securities is credit-independent of the issuer and the security’s credit enhancement is independent of the issuer, in which case no more than 25% of the fund’s net assets may be invested in private mortgage-backed and asset-backed securities of such issuer; and (iii) other than as described above, no more than 5% of the fund’s net assets may be invested in the obligations of any single issuer. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.” The fund also may invest in derivatives.
Global Fixed Income
Legg Mason BW Global Opportunities Bond Fund	Seeks to maximize total return consisting of income and capital appreciation. The fund will normally invest its assets primarily in debt and fixed income securities of domestic and foreign issuers located in developed countries. Any country that has a sovereign debt rating of A- or better from at least one NRSRO at the time of purchase will be considered a developed country. The fund will invest in both investment grade and below investment grade securities, and intends to invest less than 35% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund will normally invest a minimum of 80% of its total assets in debt securities of issuers located in developed market countries. Under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities. The fund also may invest in derivatives.
Legg Mason BW International Opportunities Bond Fund	Seeks to maximize total return consisting of income and capital appreciation. The fund will normally invest its total assets primarily in debt and fixed income securities of issuers located in developed countries. The fund invests in the sovereign debt and currencies of countries in the Citigroup World Government Bond Index ex-U.S. In addition, under normal circumstances, the fund will invest at least 80% of its net assets in debt securities. The fund may invest up to 25% of its net assets in convertible debt securities. Normally the fund holds a portfolio of debt securities of issuers located in a minimum of six countries. The fund invests in both investment grade and below investment grade securities, and invests less than 35% of its total assets in below investment grade securities (commonly known as “junk bonds”). The fund maintains an average weighted portfolio quality of A- or better. The average weighted duration of the fund’s portfolio ranges from 1 to 10 years but for individual markets may be greater or lesser depending on the prospects for lower interest rates and the potential for capital gains. The fund may also invest in derivatives.
Western Asset Global Government Bond Fund	Seeks to maximize total return, consisting of current income and capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in the debt and fixed income securities issued by the U.S. government and non-U.S. governments and related agencies and instrumentalities. These securities can be denominated in U.S. dollars or in non-U.S. currency. Under normal market conditions, the fund invests in issuers located in at least three countries and no more than 25% of the fund’s total assets may be invested in issuers located in any single non-U.S. country. The fund may invest up to 35% of its total assets in debt and fixed income securities that are rated below investment grade at the time of purchase. The fund is “non-diversified.”

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Underlying fund	Investment objectives and principal investment strategies
Inflation-Hedging
QS Legg Mason Strategic Real Return Fund	Seeks to provide an attractive long-term real return, defined as total return reduced by the impact of inflation. In seeking to meet its investment goal, the fund implements a tactical asset allocation program overseen by its adviser. The fund allocates its assets among five investment “sleeves” which the adviser believes are generally complementary to each other, with the following target allocations of the fund’s net assets: (i) Inflation-Linked Debt Securities (40%); (ii) Equity Securities (20%); (iii) Commodity-Linked Securities (20%); (iv) REITs (10%); and (v) Tactical Strategy (10%). The composition and asset allocation of the fund’s investment portfolio will vary over time, based on the adviser’s overall allocation decisions, and may be changed without shareholder approval. Asset allocation decisions are based primarily on the adviser’s evaluation of future consumer price trends and the relative attractiveness of the asset classes in which the fund invests. These evaluations are based on modeling processes that assign probabilities to different inflation scenarios. The modeling processes take into account several factors, including quantitative analysis, qualitative inputs and risk management guidelines. The fund also may invest in derivatives.
Western Asset Inflation Indexed Plus Bond Fund	Seeks to maximize total return, consistent with preservation of capital. Under normal conditions, the fund invests at least 80% of its net assets in inflation-indexed fixed income securities and at least 70% of its net assets in U.S. Treasury Inflation Protected Securities. The fund invests in fixed income securities of any maturity; however, the fund’s target dollar-weighted average effective duration is expected to range within 3 years of that of its benchmark, the Barclays U.S. TIPS Index. Therefore, the range within which the dollar-weighted average effective duration of the fund is expected to fluctuate is 6-12 years, although this may vary. The fund intends to sell protection in connection with credit default swaps relating to corporate debt securities. It is currently expected that the notional amount of the credit default swaps will not exceed 40% of the fund’s net assets, although such exposure may exceed 40% from time to time. Although the fund is expected to maintain a dollar-weighted average credit quality of at least A/A, it may invest up to 30% of its net assets in securities rated below AAA/Aaa.
Short-Term Defensive Instruments
iShares 0-5 Year TIPS Bond ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. Inflation-protected public obligations of the U.S. Treasury, commonly known as “TIPS,” are securities issued by the U.S. Treasury that are designed to provide inflation protection to investors. TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation—a sustained increase in prices that erodes the purchasing power of money. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, such as the consumer price index. A fixed coupon rate is applied to the inflation-adjusted principal so that as inflation rises, both the principal value and the interest payments increase. This can provide investors with a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.
iShares 1-3 Year Treasury Bond ETF (ETF)	Seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. 1-3 Year Treasury Bond Index. The Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to one year and less than three years. The Index includes all publicly-issued U.S. Treasury securities that have a remaining maturity of greater than or equal to one year and less than three years, are rated investment grade, and have $250 million or more of outstanding face value. In addition, the securities must be denominated in U.S. dollars and must be fixed-rate and non-convertible. Excluded from the Index are certain special issues such as flower bonds, targeted investor notes, state and local government series bonds and coupon issues that have been stripped from bonds.
Western Asset Institutional Liquid Reserves	Seeks to provide shareholders with liquidity and as high a level of current income as is consistent with preservation of capital. The fund is a money market fund which invests in high quality, U.S. dollar-denominated short-term debt securities that, at the time of purchase, are rated by one or more rating agencies in the highest short-term rating category or, if not rated, are determined by the subadviser to be of equivalent quality.

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® Funds makes any representations regarding the advisability of investing in a fund in the QS Legg Mason Target Retirement Series.

Vanguard® is a registered trademark of The Vanguard Group, Inc. (“Vanguard”). Neither Vanguard nor the Vanguard® funds makes any representations regarding the advisability of investing in a fund in the QS Legg Mason Target Retirement Series.

More on the investments of the funds and the underlying funds

By owning shares of underlying funds, each fund invests indirectly, in varying degrees, in equity, fixed income and inflation-indexed securities of U.S. and non-U.S. issuers. The following summarizes the principal types of securities and instruments in which the underlying funds may invest and techniques they may pursue in seeking to achieve their investment objectives.

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Equity investments

Subject to their particular investment policies, the funds and underlying funds may invest in all types of equity securities. Equity securities include exchange-traded and over-the-counter (OTC) common and preferred stocks, warrants and rights, securities convertible into common stocks, and securities of other investment companies and of REITs.

Fixed income investments

Subject to their particular investment policies, the funds and underlying funds may invest in all types of fixed income securities. Fixed income securities represent obligations of corporations, governments and other entities to repay money borrowed, usually at the maturity of the security. Fixed income securities are commonly referred to as “debt,” “debt obligations,” “bonds” or “notes.” These securities may pay fixed, variable or floating rates of interest. Some fixed income securities, however, do not pay current interest but are sold at a discount from their face values. Other fixed income securities may make periodic payments of interest and/or principal. Some fixed income securities are partially or fully secured by collateral supporting the payment of interest and principal.

Portfolio turnover

Certain underlying funds may engage in active and frequent trading of their portfolio securities.

Foreign investments

Certain underlying funds may invest in securities of foreign issuers, including emerging market issuers, either directly or through depositary receipts.

Sovereign debt

Certain underlying funds may invest in sovereign debt, including emerging markets sovereign debt. Sovereign debt securities include fixed income securities issued or guaranteed by governments, their agencies and instrumentalities, and issued by supranational entities such as the World Bank or the European Union.

High yield, lower quality securities

Certain underlying funds may invest in debt securities rated below investment grade by a recognized rating agency or unrated securities determined by the underlying fund’s adviser to be of equivalent quality. These securities are commonly referred to as “junk bonds.”

Exchange-traded funds

Certain underlying funds may be, or invest in, shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds (“ETFs”). Typically, an ETF seeks to track the performance of an index, such as the S&P 500 Index or the NASDAQ-100 Index, by holding in its portfolio either the same securities that comprise the index or a representative sample of the index. Investing in an ETF gives the fund exposure to the securities comprising the index on which the ETF is based and the fund will gain or lose value depending on the performance of the index.

Exchange-traded notes

Certain underlying funds may invest in exchange-traded notes or ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs, like ETFs, may be traded on stock exchanges and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected.

Mortgage-backed and asset-backed securities

Certain underlying funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from mortgage loans secured by real property. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables.

Inflation-indexed securities

The funds and certain underlying funds may invest in inflation-indexed securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. There are two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. Inflation-indexed securities in which the underlying funds invest may be issued in any country.

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Derivatives and hedging techniques

The funds, except for the Retirement Fund, and most of the underlying funds may, but need not, use derivative contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of an asset, such as one or more underlying investments, indexes or currencies. The funds intend to use futures and options on securities, indexes or currencies, swaps, options on swaps and certain commodity futures contracts as part of their risk management strategies. The underlying funds may engage in a variety of transactions using derivatives, such as futures and options on U.S. and non-U.S. securities, securities indexes or currencies; options on these futures; forward currency contracts; and swaps, including interest rate, currency or credit default swaps. Derivatives may be used by the funds or an underlying fund for any or all of the following purposes:

–	As a hedging technique in an attempt to manage risk in a fund’s or an underlying fund’s portfolio

–	As a means of changing investment characteristics of a fund’s or an underlying fund’s portfolio

–	As a substitute for buying or selling securities

–	As a cash flow management technique

–	For the funds and certain underlying funds, as a means of attempting to enhance returns

–	As a means of providing additional exposure to types of investments or market factors

A derivative contract will obligate or entitle a fund or an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more investments, indexes or currencies. When a fund or an underlying fund enters into derivatives transactions, it may be required to segregate assets or enter into offsetting positions, in accordance with applicable regulations. Such segregation is not a hedging technique and will not limit a fund’s or an underlying fund’s exposure to loss. A fund or an underlying fund will, therefore, have investment risk with respect to both the derivative itself and the assets that have been segregated to offset the fund’s or an underlying fund’s derivative exposure. If such segregated assets represent a large portion of a fund’s or an underlying fund’s portfolio, portfolio management may be affected as covered positions may have to be reduced if it becomes necessary for the fund to reduce the amount of segregated assets in order to meet redemptions or other obligations.

Commodity-linked instruments

Certain underlying funds may invest in a combination of commodity-linked instruments that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities. These instruments include master limited partnerships, structured notes, bonds, debentures and derivatives, including swaps, forwards, futures and options. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

Real estate investment trusts (REITs)

Certain underlying funds may invest either directly in or through pooled investment vehicles which invest primarily in income-producing real estate or real estate-related loans or interests, called real estate investment trusts or REITs. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

Master limited partnerships (MLPs)

Certain underlying funds may invest in master limited partnerships. MLPs generally engage in natural resources based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or other natural resources.

Structured notes

Certain underlying funds may invest in structured notes. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be “structured” by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index (such as a currency or securities index), an individual security or a commodity. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or commodity.

Portfolio rebalancing

From time to time, an underlying fund may experience relatively large redemptions or subscriptions due to a rebalancing of a fund’s investments. The impact of rebalancing is likely to be greater when the funds own, redeem or invest in a substantial portion of an underlying fund. In the event of such redemptions or subscriptions, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so. In addition, another fund may be affected by such redemptions or subscriptions if it also holds shares of the same underlying fund.

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Repurchase agreements

The funds and certain of the underlying funds may enter into repurchase agreements for cash management purposes. A repurchase agreement is a transaction in which the seller of a security commits itself at the time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. A fund or an underlying fund will enter into repurchase agreements only with dealers, domestic banks or recognized financial institutions that are deemed creditworthy. The value of the securities underlying the repurchase agreement are monitored at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the securities always exceeds the repurchase price.

Borrowing

The funds and certain underlying funds may borrow in certain limited circumstances.

Reverse repurchase agreements and other borrowings

The funds and certain underlying funds may borrow by entering into reverse repurchase agreements or other borrowing transactions. In a reverse repurchase agreement, a fund or an underlying fund sells securities to a counterparty, in return for cash, and the fund or underlying fund agrees to repurchase the securities at a later date and for a higher price, representing the cost to the fund for the money borrowed.

Borrowing may make the value of an investment in a fund or an underlying fund more volatile and increase the fund’s or underlying fund’s overall investment exposure. A fund or an underlying fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowings. Interest on any borrowings will be a fund expense and will reduce the value of the fund’s or underlying fund’s shares.

Short sales

The funds and certain underlying funds may engage in short sales of securities and derivative instruments. A short sale is a transaction in which a fund sells securities it does not own in anticipation of a decline in the market price of the securities.

Securities lending

Consistent with applicable regulatory requirements, certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements to earn income. The loans are continuously secured by cash or liquid securities equal to no less than the market value, determined daily, of the securities loaned.

Non-publicly traded and illiquid securities

Certain underlying funds may invest in non-publicly traded and illiquid securities.

Cash management and defensive investing

The funds and certain underlying funds may hold cash pending investment, and may invest in other short-term defensive instruments for cash management purposes. The amount of assets a fund or underlying fund may hold for cash management purposes will depend on market conditions and the need to meet expected redemption requests. The funds and certain underlying funds may depart from their principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions, including by investing in any type of short-term defensive instruments, including cash, money market funds and short-term fixed income funds without regard to any percentage limitations. Although the subadvisers and the advisers of the underlying funds have the ability to take defensive positions, they may choose not to do so for a variety of reasons, even during volatile market conditions.

During the Dynamic Rebalancing Period, if a fund has significant exposure to short-term defensive instruments or a fund sells index options or index futures contracts short, it may be more difficult for the fund to achieve high total returns. If a fund increases its exposure to short-term defensive instruments or options and futures during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Other investments

Each fund reserves the right in certain circumstances to invest directly in the types of investments held by the underlying funds.

Each fund, except for the Retirement Fund, may also enter into futures contracts or related options on futures contracts and may also engage in transactions in options on securities, including the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

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To the extent the funds invest directly in these instruments, it is subject to the same risks as an underlying fund when it invests in these instruments.

Each fund and underlying fund may also use other strategies and invest in other investments that are described, along with their risks, in the SAI. However, the funds and the underlying funds might not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI.

Risks of investments in the funds and the underlying funds

Asset class variation risk. The underlying funds invest principally in the securities constituting their asset class (i.e., equity, fixed income, inflation-hedging investments or short-term defensive instruments). However, under normal market conditions, an underlying fund may vary the percentage of its assets in these securities, subject to any applicable regulatory requirements. Depending upon the percentage of securities in a particular asset class held by the underlying funds at any given time, and the percentage of each fund’s assets invested in various underlying funds, each fund’s actual exposure to the securities in a particular asset class may vary substantially from its Target Allocation for that asset class.

Stock market and equity securities risk. The securities markets are volatile and the market prices of the funds’ and the underlying funds’ securities may decline generally. Securities fluctuate in price based on changes in a company’s financial condition and overall market and economic conditions. The value of a particular security may decline due to factors that affect a particular industry or industries, such as an increase in production costs, competitive conditions or labor shortages; or due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

If the market prices of the securities owned by the funds or the underlying funds fall the value of your investment in a fund will decline.

Issuer risk. The value of a security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of a company’s securities may deteriorate because of a variety of factors, including disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, major litigation against the issuer or changes in government regulations affecting the issuer or the competitive environment.

Large capitalization company risk. Large capitalization companies may fall out of favor with investors.

Small and medium capitalization company risk. An underlying fund will be exposed to additional risks as a result of its investments in the securities of small and medium capitalization companies. Small and medium capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the underlying fund’s adviser believes appropriate and may offer greater potential for losses.

Liquidity risk. Liquidity risk exists when particular investments are impossible or difficult to sell. Although most of the funds’ and the underlying funds’ investments must be liquid at the time of investment, investments may become illiquid after purchase by a fund or an underlying fund, particularly during periods of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. When a fund or an underlying fund holds illiquid investments or futures, its investments may be harder to value, especially in changing markets, and if a fund or an underlying fund is forced to sell these investments to meet redemption requests or for other cash needs, a fund or an underlying fund may suffer a loss. In addition, when there is illiquidity in the market for certain investments, the fund or an underlying fund, due to limitations on illiquid investments, may be unable to achieve its desired level of exposure to a certain sector.

Growth and value investing risk. Growth or value securities as a group may be out of favor and underperform the overall equity market while the market concentrates on other types of securities. Growth securities typically are very sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations will not be met, the prices of growth securities typically fall. Growth securities may also be more volatile than other investments because they often do not pay dividends. The value approach to investing involves the risk that value securities may remain undervalued.

Although the underlying funds will not concentrate their investments in any one industry or industry group, an underlying fund that is growth- or value-oriented may, like many growth or value funds, weight its investments toward certain industries, thus increasing its exposure to factors adversely affecting issuers within those industries.

Credit risk. If an obligor (such as the issuer itself or a party offering credit enhancement) for a security held by the underlying fund fails to pay, otherwise defaults, is perceived to be less creditworthy, becomes insolvent or files for bankruptcy, a security’s credit rating is downgraded or the

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credit quality or value of any underlying assets declines, the value of a fund’s investment in the underlying fund could decline. If the underlying fund enters into financial contracts (such as certain derivatives, repurchase agreements, reverse repurchase agreements, and when-issued, delayed delivery and forward commitment transactions), the underlying fund will be subject to the credit risk presented by the counterparty. In addition, the underlying fund may incur expenses to protect its interests or to enforce its rights. Credit risk is broadly gauged by the credit ratings of the securities in which the underlying fund invests. However, ratings are only the opinions of the companies issuing them and are not guarantees as to quality. Securities rated in the lowest category of investment grade (Baa/BBB) may possess certain speculative characteristics.

An underlying fund is subject to greater levels of credit risk to the extent it invests in below investment grade debt securities (that is, securities rated below the Baa/BBB categories or unrated securities of comparable quality), or “junk bonds.” These securities have a higher risk of issuer default, because, among other reasons, issuers of junk bonds often have more debt in relation to total capitalization than issuers of investment grade securities. These securities are considered speculative, tend to be less liquid and are more difficult to value than higher rated securities and may involve major risk of exposure to adverse conditions and negative sentiments. These securities may be in default or in danger of default as to principal and interest. Unrated securities of comparable quality share these risks.

An underlying fund may invest in securities which are subordinated to more senior securities of the issuer, or which represent interests in pools of such subordinated securities. An underlying fund is more likely to suffer a credit loss on subordinated securities than on non-subordinated securities of the same issuer. If there is a default, bankruptcy or liquidation of the issuer, most subordinated securities are paid only if sufficient assets remain after payment of the issuer’s non-subordinated securities. In addition, any recovery of interest or principal may take more time. As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on subordinated securities.

Prepayment or call risk. Many fixed income securities give the issuer the option to repay or call the security prior to its maturity date. Issuers often exercise this right when interest rates fall. Accordingly, if an underlying fund holds a fixed income security subject to prepayment or call risk, it will not benefit fully from the increase in value that other fixed income securities generally experience when interest rates fall. Upon prepayment of the security, an underlying fund would also be forced to reinvest the proceeds at then current yields, which would be lower than the yield of the security that was paid off. In addition, if an underlying fund purchases a fixed income security at a premium (at a price that exceeds its stated par or principal value), the underlying fund may lose the amount of the premium paid in the event of prepayment.

Extension risk. When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause an underlying fund’s share price to be more volatile.

Foreign investments and emerging market risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The value of the fund’s foreign investments may also be affected by foreign tax laws, special U.S. tax considerations and restrictions on receiving the investment proceeds from a foreign country. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to non-U.S. withholding taxes.

In some foreign countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the United States. It may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Some securities issued by non-U.S. governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of such governments. Even where a security is backed by the full faith and credit of a government, it may be difficult for the fund to pursue its rights against the government. Some non-U.S. governments have defaulted on principal and interest payments, and more may do so.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. Investors should be able to tolerate sudden, sometimes substantial, fluctuations in the value of their investments. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will.

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Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Commodities risk. An underlying fund’s investment in commodity-linked instruments may subject the underlying fund to greater volatility than investments in traditional securities. The value of commodity-linked instruments may be affected by changes in overall market movements, commodity index volatility, prolonged or intense speculation by investors, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, other weather phenomena, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Portfolio selection risk. The value of your investment may decrease if an underlying fund’s adviser’s judgment about the attractiveness or value or market trends affecting a particular security, industry, sector or region, or about market movements is incorrect.

Inflation-indexed securities risk. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. Although the principal value of inflation-indexed securities declines in periods of deflation, holders at maturity receive no less than the par value of the security. However, if a fund or an underlying fund purchases inflation-indexed securities in the secondary market whose principal values have been adjusted upward due to inflation since issuance, it may experience a loss if there is a subsequent period of deflation. If inflation is lower than expected during the period a fund or an underlying fund holds an inflation-indexed security, the fund or the underlying fund may earn less on the security than on a conventional bond.

If real interest rates rise (i.e., if interest rates rise for reasons other than inflation, for example, due to changes in currency exchange rates), the value of inflation-indexed securities held by a fund or an underlying fund will decline. Moreover, because the principal amount of inflation-indexed securities would be adjusted downward during a period of deflation, a fund or an underlying fund will be subject to deflation risk with respect to its investments in these securities. Inflation-indexed securities are tied to indices that are calculated based on rates of inflation for prior periods.

REITs risk. Investments in REITs expose an underlying fund to risks similar to investing directly in real estate. The value of these underlying investments may be affected by changes in the value of the underlying real estate, the quality of the property management, the creditworthiness of the issuer of the investments, and changes in property taxes, interest rates and the real estate regulatory environment. Investments in REITs are also affected by general economic conditions.

ETFs and ETNs risk. Investing in an ETF or ETN will give an underlying fund exposure to the securities that the ETF or ETN holds in its portfolio and will expose an underlying fund to risks similar to those of investing directly in those securities. An underlying fund may invest in “short ETFs,” which carry additional risks because they may invest in a variety of derivatives and may engage in short sales. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at NAV and, therefore, may trade at either a premium or discount to NAV. However, the trading prices of index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. An underlying fund will generally gain or lose value on holdings of an ETF consistent with the performance of the index on which the ETF is based. The underlying fund will indirectly bear its proportionate share of the management fees and other expenses that are charged by the ETF in addition to the management fees and other expenses paid by the underlying fund. An underlying fund will also pay brokerage commissions in connection with the purchase and sale of shares of ETFs. ETFs that invest in commodities may be, or may become, subject to regulatory trading limits that could hurt the value of their securities. Additionally, ETNs and some ETFs are not structured as investment companies and thus are not regulated under the Investment Company Act of 1940, as amended. An ETN’s value generally depends on the performance of the underlying index and the credit rating of the issuer.

MLPs risk. Holders of MLP units, such as certain underlying funds, have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and the potential for conflicts of interest exists between common unit holders and the general partner, including those arising from incentive distribution payments. The benefit the underlying funds derive from investment in MLP units is largely dependent on the MLPs being treated as partnerships and not as corporations for federal income tax purposes. If an MLP were classified as a corporation for federal income tax purposes, the MLP may incur significant federal and state tax liability, likely causing a reduction in the value of the underlying fund’s shares. The value of an investment in an MLP may be directly affected by the prices of natural resources and commodities. The volatility and interrelationships of commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely

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affected by market perceptions that the performance and distributions or dividends of MLPs are directly tied to commodity prices. MLPs are generally considered interest rate sensitive investments and during periods of interest rate volatility may not provide attractive returns.

Convertible securities risk. Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of the equity security underlying a convertible security rises, the convertible security tends to trade on the basis of its equity conversion features.

Portfolio turnover risk. Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from a fund’s or underlying fund’s performance.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation, and an underlying fund may be unable to enforce its rights against the issuers.

Derivatives risk. Derivatives involve instruments may be very complex and may not behave in special risks and costs and may result in losses to the fund or underlying fund. Using derivatives can increase losses and reduce opportunities for gains when market prices, interest rates or currencies, or the derivatives themselves, behave in a way not anticipated by the fund, especially in abnormal market conditions. Using derivatives also can have a leveraging effect (which may increase investment losses) and increase the fund’s or underlying fund’s volatility, which is the degree to which the fund’s share price may fluctuate within a short time period.

Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The other parties to certain derivative transactions present the same types of credit risk as issuers of fixed income securities. Derivatives also tend to involve greater liquidity risk and they may be difficult to value. The fund or underlying fund may be unable to terminate or sell its derivative positions. In fact, many over-the-counter derivatives will not have liquidity beyond the counterparty to the instrument. The fund’s or underlying fund’s use of derivatives may also increase the amount of taxes payable by shareholders. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin, and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance. The fund may be exposed to additional risks as a result of the additional regulations. The extent and impact of the additional regulations are not yet fully known and may not be for some time.

Investments by the fund or underlying fund in structured securities, a type of derivative, raise certain tax, legal, regulatory and accounting issues that may not be presented by direct investments in securities. These issues could be resolved in a manner that could hurt the performance of the fund or underlying fund.

Swap agreements tend to shift the fund’s or underlying fund’s investment exposure from one type of investment to another. For example, the fund or underlying fund may enter into interest rate swaps, which involve the exchange of interest payments by the fund or underlying fund with another party, such as an exchange of floating rate payments for fixed interest rate payments with respect to a notional amount of principal. If an interest rate swap intended to be used as a hedge negates a favorable interest rate movement, the investment performance of the fund or underlying fund would be less than what it would have been if the fund or underlying fund had not entered into the interest rate swap.

Credit default swap contracts involve heightened risks and may result in losses to the fund or underlying fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund or underlying fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

The absence of a central exchange or market for swap transactions may lead, in some instances, to difficulties in trading and valuation, especially in the event of market disruptions. Recent legislation requires certain swaps to be executed through a centralized exchange or regulated facility and be cleared through a regulated clearinghouse. Although this clearing mechanism is generally expected to reduce counterparty credit risk, it may disrupt or limit the swap market and may not result in swaps being easier to trade or value. As swaps become more standardized, the fund or underlying fund may not be able to enter into swaps that meet its investment needs. The fund or underlying fund also may not be able to find a clearinghouse willing to accept a swap for clearing. In a cleared swap, a central clearing organization will be the counterparty to the transaction. The fund or underlying fund will assume the risk that the clearinghouse may be unable to perform its obligations.

The fund or underlying fund will be required to maintain its positions with a clearing organization through one or more clearing brokers. The clearing organization will require the fund to post margin and the broker may require the fund to post additional margin to secure the fund’s or underlying fund’s obligations. The amount of margin required may change from time to time. In addition, cleared transactions may be more expensive to maintain than over-the-counter transactions and may require the fund to deposit larger amounts of margin. The fund or underlying fund may not be

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able to recover margin amounts if the broker has financial difficulties. Also, the broker may require the fund or underlying fund to terminate a derivatives position under certain circumstances. This may cause the fund or underlying fund to lose money.

Risks associated with the use of derivatives are magnified to the extent that an increased portion of the fund’s or underlying fund’s assets are committed to derivatives in general or are invested in just one or a few types of derivatives.

Portfolio rebalancing risk. Underlying funds may experience relatively large redemptions or investments due to a rebalancing of each fund’s investments. In such event, an underlying fund may be required to sell securities or to invest cash at a time when it is not advantageous to do so. Rebalancing may increase brokerage and/or other transaction costs of an underlying fund, increase the fund’s expenses or result in the fund’s becoming too small to be economically viable. Rebalancing may also adversely affect an underlying fund’s performance and thus each fund’s performance. The impact of rebalancing is likely to be greater when the funds own, redeem or invest in a substantial portion of an underlying fund.

LMGAA will seek to cooperate with the advisers of the underlying funds to minimize any adverse impact on the underlying funds. The advisers of the underlying funds may take such actions as they deem appropriate to minimize such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying funds. Such actions may delay the rebalancing of each fund’s investments in the event of significant market or other events that may require more rapid action.

Short sales risk. A short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. If the price of the security sold short increases between the time of the short sale and the time an underlying fund replaces the borrowed security, the underlying fund will realize a loss. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. Shorting futures may have an imperfect correlation to the assets held by the fund and may not adequately protect against losses in or may result in greater losses for the fund’s portfolio.

Segregated assets risk. In connection with certain transactions that may give rise to future payment obligations, including many types of derivatives, a fund may be required to maintain a segregated amount of cash or liquid securities to cover the position. Segregated securities cannot be sold while the position they are covering is outstanding, unless they are replaced with other securities of equal value. As a result, there is the possibility that segregation of a large percentage of a fund’s assets, in some circumstances, may limit the subadviser’s flexibility.

Securities lending risk. Lending securities involves the risk of possible delay in receiving additional collateral, delay in recovery of the securities when the loan is called or possible loss of collateral should the borrower fail financially. An underlying fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan.

Repurchase agreements risk. Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon a fund’s ability to dispose of the underlying securities. To the extent that, in the meantime, the value of the securities that the fund has purchased has decreased, the fund could experience a loss.

Reverse repurchase agreements and leveraging risk. A fund or an underlying fund may take on leveraging risk by, among other things, engaging in derivative transactions or reverse repurchase agreements. When a fund engages in transactions that have a leveraging effect on its portfolio, the value of the fund will be more volatile and all other risks tend to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of the fund’s underlying assets or creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Engaging in such transactions may cause the fund to liquidate positions when it may not be advantageous to do so to satisfy its obligations or meet segregation requirements.

Cash management and defensive investing risk. The value of the investments held by a fund or underlying fund for cash management or defensive investing purposes can fluctuate. Like other fixed income securities, they are subject to risk, including market, interest rate and credit risk. If a fund or underlying fund holds cash uninvested, it will be subject to the credit risk of the depository institution holding the cash. If a fund or an underlying fund holds cash uninvested, the fund will not earn income on the cash. If a significant amount of a fund’s or underlying fund’s assets are used for cash management or defensive investing purposes, it may not achieve its investment objective. If the fund or an underlying fund has a significant amount of exposure to short-term defensive instruments or a fund engages in short sales of futures related to any of the fund’s long-term investments (including equity, fixed income and inflation-hedging investments) in order to reduce the fund’s exposure to these long-term investments, it may not achieve long-term capital appreciation or high total returns. If a fund increases its exposure to short-term defensive instruments than the Target Allocation during periods of high volatility, the fund may sell investments at a loss while not experiencing a subsequent increase in the value of those investments.

Valuation risk. Many factors may influence the price at which a fund or an underlying fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from the fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value

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some investments, the fund may value these investments using more subjective methods, such as fair value methodologies. Investors who purchase or redeem fund shares on days when a fund or an underlying fund is holding fair-valued securities may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received if the fund or the underlying fund had not fair-valued the security or had used a different valuation methodology. The value of foreign securities, certain fixed income changes and currencies, as applicable, may be materially affected by events after the close of the markets on which they are traded, but before the fund or the underlying fund determines its net asset value.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets. Some events that have contributed to ongoing and systemic market risks include: the falling values of some sovereign debt and related investments, scarcity of credit and high public debt. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or the withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s or underlying fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Please note that there are other factors that could adversely affect your investment and that could prevent a fund from achieving its investment objectives. More information about risks appears in the SAI. Before investing, you should carefully consider the risks that you will assume.

Portfolio holdings

A description of the funds’ policies and procedures with respect to the disclosure of their portfolio holdings is available in the SAI. Each fund posts its complete portfolio holdings at http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund) on a quarterly basis. Each fund intends to post its complete portfolio holdings 14 calendar days following the quarter-end. Each fund intends to post partial information concerning the fund’s portfolio holdings (such as top 10 holdings or sector breakdowns, for example) on the Legg Mason funds’ website on a monthly basis. Each fund intends to post this partial information 10 business days following each month-end. Such information will remain available until the next month’s or quarter’s holdings are posted.

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More on fund management

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”) is each fund’s investment manager. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the funds. LMPFA was formed in April 2006 as a result of an internal reorganization to consolidate advisory services after Legg Mason, Inc. (“Legg Mason”) acquired substantially all of Citigroup’s asset management business in December 2005. As of March 31, 2014, LMPFA’s total assets under management were approximately $236.7 billion.

QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”) is responsible for the implementation of the overall asset allocation of each fund and the Dynamic Risk Management strategy. QS LMGAA has offices at 880 Third Avenue, New York, New York 10022 and provides asset allocation advisory services to mutual funds and Section 529 plans. As of March 31, 2014, QS LMGAA’s total assets under management were approximately $1.1 billion.

Western Asset Management Company (“Western Asset”) is responsible for the Event Risk Management strategy and manages each fund’s cash and short-term instruments. Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $468.7 billion.

LMPFA, QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $701.8 billion.

Portfolio managers

QS LMGAA (responsible for the implementation of the funds’ overall asset allocation and the Dynamic Risk Management strategy).

QS LMGAA utilizes a team management approach headed by Y. Wayne Lin, Thomas Picciochi and Ellen Tesler to manage the assets of the funds.

Y. Wayne Lin serves as Portfolio Manager and assists the portfolio management team with the execution of the Dynamic Risk Management strategy. Mr. Lin has been a portfolio manager of each fund since August 2011. Mr. Lin serves as Portfolio Manager for QS LMGAA and has 20 years of investment experience. Prior to June 2014, he served as Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of QS LMGAA. From 2002 to 2005, Mr. Lin served as an Analyst at Citigroup Asset Management (“CAM”). Prior to joining CAM in 2002, Mr. Lin held the following professional positions: Internal Management Consultant at TIAA-CREF; Associate Director at Barra Strategic Consulting Group; and Associate at Booz Allen and Hamilton

Thomas Picciochi has served as a portfolio manager of each fund since May 2014. Mr. Picciochi serves as a Portfolio Manager of QS LMGAA and has 24 years of investment experience. He has been responsible for multi-asset portfolio management and trading at QS Investors since 2010. He was formerly a senior portfolio manager for Deutsche Asset Management’s Quantitative Strategies group, and member of the Global Tactical Asset Allocation Investment Oversight Committee and portfolio manager for Absolute Return Strategies from 1999 to 2010. Prior to joining Deutsche Asset Management, he held various research and analyst positions at State Street Global Advisors, FPL Energy, Barnett Bank, Trade Finance Corporation and Reserve Financial Management over a 13 year period. He received both his B.A. and M.B.A. from the University of Miami.

Ellen Tesler has served as a portfolio manager of each fund since May 2014. Ms. Tesler serves as a Portfolio Manager of QS LMGAA and has 15 years of investment experience. She has been a member of the portfolio management and trading group at QS Investors since 2010. She was formerly a portfolio manager within the Strategic Asset Allocation Team at Deutsche Asset Management from 2003 to 2010. At Deutsche Asset Management she also served as a quantitative analyst for fundamental equity teams from 2000 to 2002. Prior to joining Deutsche Asset Management, she spent a year as a quantitative analyst at Lord Abbett and Company. She received both her B.B.A. and M.B.A. from Pace University.

Western Asset (responsible for the Event Risk Management strategy).

Consistent with Western Asset’s team approach to portfolio management, and subject to LMPFA’s oversight, Western Asset manages the assets allocated to the Event Risk Management strategy by incorporating input from a broad team of portfolio managers, sector specialists and other investment professionals. The particular mix of investment professionals involved in developing and implementing investment strategies for any particular fund depends on the asset classes in which that fund invests. Senior members of the portfolio management team are responsible for the development of investment strategy, and oversight and coordination of other relevant investment team members. They work together with the broader Western Asset investment management team to develop and implement investment themes and decisions. For all the funds except the Retirement Fund, the individuals responsible for day-to-day portfolio management, development of investment strategy, oversight and coordination of the Event Risk Management strategy are Prashant Chandran (Portfolio Manager) and S. Kenneth Leech (Chief Investment Officer).

Prashant Chandran has been part of the portfolio management team of the funds since November 2011. Mr. Chandran is the Global Head of Derivatives at Western Asset and currently serves as lead investment professional for the Western Asset Global Alpha Opportunities Fund. Mr. Chandran joined Western Asset in 2005 as a research analyst in the derivatives group. Mr. Chandran left Western Asset from 2006 to 2007 to

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More on fund management cont’d

manage Tahoma Capital, and returned to Western Asset at the beginning of 2007 to become an investment professional. From 1999 to 2005, Mr. Chandran served as a Director in the Capital Markets Division of Microsoft Corporation. Mr. Chandran has an B. Sc. from the Indian Institute of Technology in Bombay, an M. Sc. from the University of Toledo and an M.B.A. from the University of Chicago, Graduate School of Business. Mr. Chandran is a Chartered Financial Analyst as well as a Financial Risk Manager.

S. Kenneth Leech has been part of the portfolio management team of the funds since March 2014. Mr. Leech has been employed by Western Asset as an investment professional for at least the past five years.

The SAI provides information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and any fund shares held by the portfolio managers.

Management fee

Each fund pays a management fee at an annual rate of 0.10% of its average daily net assets.

For the fiscal year ended January 31, 2014, the funds did not pay LMPFA an effective management fee for management services.

A discussion regarding the basis for the Board’s approval of each fund’s management agreement and subadvisory agreements is available in the funds’ Annual Report for the fiscal year ended January 31, 2014.

Expense limitation

The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, taxes, extraordinary expenses and brokerage, except for brokerage commissions paid on purchases and sales of shares of ETFs) so that total annual operating expenses of each fund are not expected to exceed 1.15% for Class A shares, 1.90% for Class C shares, 1.15% for Class FI shares, 1.40% for Class R shares, 1.90% for Class R1 shares, 0.85% for Class I shares and 0.75% for Class IS shares, each subject to recapture as described below. These arrangements are expected to continue until December 31, 2015, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is also permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of a fund, in the class’ total annual operating expenses exceeding the applicable limits described above or any other lower limit then in effect.

Distribution

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, serves as each fund’s sole and exclusive distributor.

Each fund has adopted a Rule 12b-1 shareholder services and distribution plan. Under the plans, each fund pays distribution and/or service fees based on annualized percentages of average daily net assets, of up to 0.25% for Class A shares; up to 1.00% for Class C shares; up to 0.25% for Class FI shares; up to 0.50% for Class R shares; and up to 1.00% for Class R1 shares. These fees are an ongoing expense and, over time, will increase the cost of your investment and may cost you more than other types of sales charges. Class I shares and Class IS shares are not subject to distribution and/or service fees under the plans.

Additional payments

In addition to distribution and service fees and sales charges, the distributor, the manager and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the funds. These payments are not reflected as additional expenses in the fee tables contained in this Prospectus. The recipients of these payments may include the funds’ distributor and affiliates of the manager, as well as non-affiliated broker/dealers, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the funds, including your financial intermediary. The total amount of these payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any fund-related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as “revenue sharing payments.” Revenue sharing arrangements are separately negotiated between the distributor, the manager and/or their affiliates, and the recipients of these payments.

Revenue sharing payments create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of a fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit the manager, the distributor and their affiliates to the extent the payments result in more assets being invested in a fund on which fees are being charged.

104	QS Legg Mason Target Retirement Series

Possible conflicts of interest

The funds’ manager or its affiliate serves as manager of certain of the underlying funds. In addition, a fund may invest in certain underlying funds for which the funds’ subadvisers serve as adviser. Furthermore, the funds’ Board and officers also serve in similar positions with many of the underlying Legg Mason funds. There are possible conflicts of interest that could arise because the manager and subadvisers of the funds are affiliated persons of the managers (and advisers and subadvisers, if applicable) of all the underlying funds except the ETFs. Thus, if the interests of a fund and those underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the Board and officers of the funds fulfill their fiduciary duties to that fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate the funds’ assets to those funds for which it serves as adviser and receives advisory fees. The funds’ Board believes that the funds have been structured to avoid these concerns. However, a situation could occur where proper action for a fund could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the funds’ Board and officers, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to mitigate, and where possible eliminate, the potential conflict. Moreover, close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

QS Legg Mason Target Retirement Series	105

Choosing a class of shares to buy

Individual investors can generally invest in Class A and Class C shares. Individual investors who invest directly with a fund and who meet the $1,000,000 initial minimum investment requirement may purchase Class I shares.

Retirement Plan and Institutional Investors and Clients of Eligible Financial Intermediaries should refer to “Retirement and Institutional Investors — eligible investors” below for a description of the classes available to them. Each class has different sales charges and expenses, allowing you to choose a class that may be appropriate for you.

When choosing which class of shares to buy, you should consider:

–	How much you plan to invest

–	How long you expect to own the shares

–	The expenses paid by each class detailed in the fee table and example for each fund at the front of this Prospectus

–	Whether you qualify for any reduction or waiver of sales charges

–	Availability of share classes

When choosing between Class A and Class C shares, you should be aware that, generally speaking, the larger the size of your investment and the longer your investment horizon, the more likely it will be that Class C shares will not be as advantageous as Class A shares. The annual distribution and/or service fees on Class C shares may cost you more over the longer term than the front-end sales charge and service fees you would have paid for larger purchases of Class A shares. If you are eligible to purchase Class I shares, you should be aware that Class I shares are not subject to a front-end sales charge and generally have lower annual expenses than Class A or Class C shares.

Class R1 shares are closed to all new purchases and incoming exchanges.

Each class of shares, except Class IS shares, is authorized to pay fees for recordkeeping services to Service Agents. As a result, operating expenses of classes that incur new or additional recordkeeping fees may increase over time.

You may buy shares:

–

Through banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the distributor to sell shares of the funds (each called a “Service Agent”)

–	Directly from a fund

Your Service Agent may provide shareholder services that differ from the services provided by other Service Agents. Services provided by your Service Agent may vary by class. You should ask your Service Agent to explain the shareholder services it provides for each class and the compensation it receives in connection with each class. Remember that your Service Agent may receive different compensation depending on the share class in which you invest.

Your Service Agent may not offer all classes of shares. You should contact your Service Agent for further information.

More information about the funds’ classes of shares is available through the Legg Mason funds’ website. You’ll find detailed information about sales charges and ways you can qualify for reduced or waived sales charges, including:

–	The front-end sales charges that apply to the purchase of Class A shares

–	The contingent deferred sales charges that apply to the redemption of Class C shares and certain Class A shares

–	Who qualifies for lower sales charges on Class A shares

–	Who qualifies for a sales load waiver

To visit the website, go to http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

106	QS Legg Mason Target Retirement Series

Comparing the funds’ classes

The following table compares key features of the funds’ classes. You should review the fee table and example for each fund at the front of this Prospectus carefully before choosing your share class. Your Service Agent can help you choose a class that may be appropriate for you. Please contact your Service Agent regarding the availability of Class FI or Class R shares. You may be required to provide appropriate documentation confirming your eligibility to invest in Class FI or Class R shares. Your Service Agent may receive different compensation depending upon which class you choose.

	Key features	Initial sales charge	Contingent deferred sales charge	Annual distribution and/ or service fees	Exchange privilege[1]
Class A	– Initial sales charge – You may qualify for reduction or waiver of initial sales charge – Generally lower annual expenses than Class C	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 18 months of purchase; waived for certain investors	0.25% of average daily net assets	Class A shares of funds sold by the distributor
Class C	– No initial sales charge – Contingent deferred sales charge for only 1 year – Does not convert to Class A – Generally higher annual expenses than Class A	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets	Class C shares of funds sold by the distributor
Class FI	– No initial or contingent deferred sales charge – Only offered to Clients of Eligible Financial Intermediaries and eligible Retirement Plans	None	None	0.25% of average daily net assets	Class FI shares of funds sold by the distributor
Class R

– No initial or contingent deferred sales charge

– Only offered to eligible Retirement Plans with omnibus accounts held on the books of a fund, Clients of Eligible Financial Intermediaries and Eligible Investment Program

		None	None	0.50% of average daily net assets	Class R shares of funds sold by the distributor
Class R1	– Closed to all new purchases	None	None	1.00% of average daily net assets	N/A
Class I	– No initial or contingent deferred sales charge – Only offered to institutional and other eligible investors – Generally lower annual expenses than all classes except Class IS	None	None	None	Class I shares of funds sold by the distributor
Class IS	– No initial or contingent deferred sales charge – Only offered to institutional and other eligible investors – Generally lower annual expenses than the other classes	None	None	None	Class IS shares of funds sold by the distributor

[1]	Ask your Service Agent about the funds available for exchange.

QS Legg Mason Target Retirement Series	107

Sales charges

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on a fund’s distributions or dividends that you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. It also shows the amount of broker/dealer compensation that will be paid out of the sales charge if you buy shares from a Service Agent. For Class A shares sold by the distributor, the distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge. Service Agents will receive a distribution and/or service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.

Amount of investment	Sales charge as % of offering price	Sales charge as % of net amount invested	Broker/dealer commission as % of offering price
Less than $25,000	5.75	6.10	5.00
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more[1]	-0-	-0-	up to 1.00

[1]

The distributor may pay a commission of up to 1.00% to a Service Agent for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Service Agent will also receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, the distributor will retain this fee. Where the Service Agent does not receive the payment of this commission, the Service Agent will instead receive the annual distribution and/or service fee starting immediately after purchase. Please contact your Service Agent for more information.

Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of shares of funds sold by the distributor to take advantage of the breakpoints in the Class A sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the funds if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege – allows you to combine the current value of shares of a fund with other shares of funds sold by the distributor that are owned by:

–	you or

–	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent – allows you to purchase Class A shares of funds sold by the distributor over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of shares of funds sold by the distributor that are purchased during the 13-month period by:

–	you or

108	QS Legg Mason Target Retirement Series

–	your spouse, and children under the age of 21

are eligible for inclusion under the letter of intent, based on the public offering price at the time of the purchase and any capital appreciation on those shares. In addition, you can include the current value of any eligible holdings toward your asset goal amount.

If you hold shares of funds sold by the distributor in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be credited toward your asset goal amount.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your asset goal amount. Please contact your Service Agent for additional information.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

–	Employees of Service Agents

–	Investors who redeemed Class A shares of a fund sold by the distributor in the past 60 days, if the investor’s Service Agent is notified

–	Directors and officers of any Legg Mason-sponsored fund

–	Employees of Legg Mason and its subsidiaries

–	Investors investing through certain Retirement Plans

–	Investors who rollover fund shares from a qualified retirement plan into an individual retirement account administered on the same retirement plan platform

If you qualify for a waiver of the Class A initial sales charge, you must notify your Service Agent or the funds at 1-877-721-1926 at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

Class C shares

You buy Class C shares at net asset value with no initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS generally will pay Service Agents selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell. LMIS will retain the contingent deferred sales charges and an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Service Agents until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Service Agents will receive an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Class FI, Class R and Class R1 shares

You buy Class FI and Class R shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class R1 shares are closed to all new purchases and incoming exchanges.

Service Agents receive an annual distribution and/or service fee of up to 0.25% of the average daily net assets represented by Class FI shares serviced by them, up to 0.50% of the average daily net assets represented by Class R shares serviced by them and up to 1.00% of the average daily net assets represented by Class R1 shares serviced by them.

Class I and Class IS shares

You buy Class I and Class IS shares at net asset value with no initial sales charge and no contingent deferred sales charge when redeemed. Class I and Class IS shares are not subject to any distribution and/or service fees.

QS Legg Mason Target Retirement Series	109

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

–	When you exchange shares for shares of another fund sold by the distributor

–	On shares representing reinvested distributions and dividends

–	On shares no longer subject to the contingent deferred sales charge

Each time you place a request to redeem shares, a fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then redeem the shares in your account that have been held the longest.

If you redeem shares of a fund sold by the distributor and pay a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Service Agent for additional information.

The distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Contingent deferred sales charge waivers

The contingent deferred sales charge for each share class will generally be waived:

–	On payments made through certain systematic withdrawal plans

–	On certain distributions from a Retirement Plan

–	For Retirement Plans with omnibus accounts held on the books of a fund

–	For involuntary redemptions of small account balances

–	For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of contingent deferred sales charges, contact your Service Agent, consult the SAI or visit the Legg Mason funds’ website, http://www.leggmason.com/individualinvestors/products, and click on the name of the fund in the dropdown menu.

110	QS Legg Mason Target Retirement Series

Retirement and Institutional Investors — eligible investors

Retirement Plans

“Retirement Plans” include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts.

Retirement Plans with omnibus accounts held on the books of a fund can generally invest in Class A, Class C, Class FI, Class R, Class I and Class IS shares.

Investors who rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform may hold, purchase and exchange shares of the fund to the same extent as the applicable Retirement Plan.

Although Retirement Plans with omnibus accounts held on the books of a fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Service Agent for more information.

Other Retirement Plans

“Other Retirement Plans” include Retirement Plans investing through brokerage accounts and also include certain Retirement Plans with direct relationships to a fund that are neither Institutional Investors nor investing through omnibus accounts. Other Retirement Plans and individual retirement vehicles, such as IRAs, are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

“Other Retirement Plans” do not include arrangements whereby an investor would rollover fund shares from a Retirement Plan into an individual retirement account administered on the same retirement plan platform. Such arrangements are deemed to be “Retirement Plans” and are subject to the rights and privileges described under “Retirement and Institutional Investors — eligible investors — Retirement Plans.”

Other Retirement Plan investors can generally invest in Class A, Class C and Class I shares. Individual retirement vehicles may also choose between these share classes.

Clients of Eligible Financial Intermediaries

“Clients of Eligible Financial Intermediaries” are investors who invest in a fund through financial intermediaries that (i) charge such investors an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the distributor to offer Class A, Class FI, Class R or Class I shares through a no-load network or platform (“Eligible Investment Programs”). Such investors may include pension and profit sharing plans, other employee benefit trusts, endowments, foundations and corporations. Eligible Investment Programs may also include college savings vehicles such as Section 529 plans and direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name. The financial intermediary may impose separate investment minimums.

Clients of Eligible Financial Intermediaries may generally invest in Class A, Class FI, Class R or Class I shares. Class I shares are available for exchange from Class A or Class C shares of a fund by participants in the Eligible Investment Programs.

Institutional Investors

“Institutional Investors” may include corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, defined benefit plans and other similar entities. The distributor or the financial intermediary may impose additional eligibility requirements or criteria to determine if an investor, including the types of investors listed above, qualifies as an Institutional Investor.

Institutional Investors may invest in Class I and Class IS shares if they meet the $1,000,000 minimum initial investment requirement. Institutional Investors may also invest in Class A and Class C shares, which have different investment minimums, fees and expenses.

Class A shares — Retirement Plans

Retirement Plans may buy Class A shares. Under certain programs for current and prospective Retirement Plan investors sponsored by financial intermediaries, the initial sales charge and contingent deferred sales charge for Class A shares are waived where:

–	Such Retirement Plan’s record keeper offers only load-waived shares

–	Fund shares are held on the books of a fund through an omnibus account, and

–	The Retirement Plan has more than 100 participants or has total assets exceeding $1 million

QS Legg Mason Target Retirement Series	111

Retirement and Institutional Investors — eligible investors cont’d

LMIS does not pay Service Agents selling Class A shares to Retirement Plans with a direct omnibus relationship with a fund a commission on the purchase price of Class A shares sold by them. However, for certain Retirement Plans that are permitted to purchase shares at net asset value, LMIS may pay Service Agents commissions of up to 1.00% of the purchase price of the Class A shares that are purchased with regular ongoing plan contributions. Please contact your Service Agent for more information.

Class C shares — Retirement Plans

Retirement Plans with omnibus accounts held on the books of a fund may buy Class C shares at net asset value without paying a contingent deferred sales charge. LMIS does not pay Service Agents selling Class C shares to Retirement Plans with omnibus accounts held on the books of a fund a commission on the purchase price of Class C shares sold by them. Instead, immediately after purchase, LMIS may pay these Service Agents an annual distribution and/or service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

Certain Retirement Plan programs with exchange features in effect prior to November 20, 2006, as approved by LMIS, will remain eligible for exchange from Class C shares to Class A shares in accordance with the program terms. Please see the SAI for more details.

Class FI shares

Class FI shares are offered only to Clients of Eligible Financial Intermediaries and Retirement Plan programs.

Class R shares

Class R shares are offered only to Retirement Plans with omnibus accounts held on the books of a fund (either at the plan level or at the level of the financial intermediary), to Clients of Eligible Financial Intermediaries and through Eligible Investment Programs.

Class R1 shares

Class R1 shares are closed to all new purchases and incoming exchanges.

Class I shares

Class I shares are offered only to Institutional Investors and individual investors (investing directly with the fund) who meet the $1,000,000 minimum initial investment requirement, Retirement Plans with omnibus accounts held on the books of the fund and certain rollover IRAs, Clients of Eligible Financial Intermediaries and other investors authorized by LMIS.

Certain waivers of these requirements for individuals associated with a fund, Legg Mason or its affiliates are discussed in the SAI.

Class IS shares

Class IS shares may be purchased only by Retirement Plans with omnibus accounts held on the books of a fund, certain rollover IRAs and Institutional Investors, and other investors authorized by LMIS. In order to purchase Class IS shares, an investor must hold its shares in one account with a fund, which account is not subject to payment of recordkeeping or similar fees by the fund to any intermediary.

Other considerations

Plan sponsors, plan fiduciaries and other financial intermediaries may choose to impose qualification requirements that differ from a fund’s share class eligibility standards. In certain cases this could result in the selection of a share class with higher distribution and/or service fees than otherwise would have been charged. The funds are not responsible for, and have no control over, the decision of any plan sponsor, plan fiduciary or financial intermediary to impose such differing requirements. Please consult with your plan sponsor, plan fiduciary or financial intermediary for more information about available share classes.

Your Service Agent may not offer all share classes. Please contact your Service Agent for additional details.

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Buying shares

Generally

You may buy shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your purchase request in good order, plus any applicable sales charge.

You must provide the following information for your order to be processed:

–  Name of fund being bought

–  Class of shares being bought

–  Dollar amount or number of shares being bought

–  Account number (if existing account)

Through a Service Agent	You should contact your Service Agent to open a brokerage account and make arrangements to buy shares. Your Service Agent may charge an annual account maintenance fee.
Through the funds

Investors should contact the funds at 1-877-721-1926 to open an account and make arrangements to buy shares. For initial purchases, complete and send your account application to the funds at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Subsequent purchases should be sent to the same address. Enclose a check to pay for the shares.

For more information, please call the funds between 8:00 a.m. and 5:30 p.m. (Eastern time).

Through a systematic investment plan

You may authorize your Service Agent or the transfer agent to transfer funds automatically from (i) a regular bank account, (ii) cash held in a brokerage account with a Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

–  Amounts transferred must meet the applicable minimums (see “Purchase and sale of fund shares”)

–  Amounts may be transferred monthly, every alternate month, quarterly, semi-annually or annually

–  If you do not have sufficient funds in your account on a transfer date, you may be charged a fee

For more information, please contact your Service Agent or the funds or consult the SAI.

QS Legg Mason Target Retirement Series	113

Exchanging shares

Generally

You may exchange shares of the fund for the same class of shares of other funds sold by the distributor on any day that both the fund and the fund into which you are exchanging are open for business. For investors who qualify as Clients of Eligible Financial Intermediaries and participate in Eligible Investment Programs made available through their financial intermediaries (such as investors in fee-based advisory or mutual fund “wrap” programs), an exchange may be made from Class A or Class C shares to Class I shares of the same fund under certain limited circumstances. Please refer to the section of this Prospectus titled “Retirement and Institutional Investors — eligible investors” or contact your financial intermediary for more information.

An exchange of shares of one fund for shares of another fund is considered a sale and generally results in a capital gain or loss for federal income tax purposes, unless you are investing through an IRA, 401(k) or other tax-advantaged account. An exchange of shares of one class directly for shares of another class of the same fund normally should not be taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

The exchange privilege is not intended as a vehicle for short-term trading. The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges.

Legg Mason offers a distinctive family of funds tailored to help meet the varying needs of large and small investors

You may exchange shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your exchange request in good order.

–  If you bought shares through a Service Agent, contact your Service Agent to learn which funds your Service Agent makes available to you for exchanges

–  If you bought shares directly from a fund, call the fund at 1-877-721-1926 to learn which funds are available to you for exchanges

–  Exchanges may be made only between accounts that have identical registrations

–  Not all funds offer all classes

–  Some funds are offered only in a limited number of states. Your Service Agent or the funds will provide information about the funds offered in your state

Always be sure to read the prospectus of the fund into which you are exchanging shares.

Investment minimums, sales charges and other requirements

In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of the exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge.

–  Except as noted above, your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge, and you will be subject to the contingent deferred sales charge of the fund that you originally purchased

–  You will generally be required to meet the minimum investment requirement for the class of shares of the fund or share class into which your exchange is made (except in the case of systematic exchange plans)

–  Your exchange will also be subject to any other requirements of the fund or share class into which you are exchanging shares

–  The fund may suspend or terminate your exchange privilege if you engage in a pattern of excessive exchanges

By telephone	Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 at between 8:00 a.m. and 5:30 p.m. (Eastern time) for information. Exchanges are priced at the net asset value next determined.
By mail	Contact your Service Agent or, if you hold shares directly with a fund, write to the fund at the following address: Legg Mason Funds P.O. Box 55214 Boston, Massachusetts 02205-8504
Through a systematic exchange plan

You may be permitted to schedule automatic exchanges of shares of a fund for shares of other funds available for exchange. All requirements for exchanging shares described above apply to these exchanges. In addition:

–  Exchanges may be made monthly, every alternate month, quarterly, semi-annually or annually

–  Each exchange must meet the applicable investment minimums for systematic investment plans (see “Purchase and sale of fund shares”)

For more information, please contact your Service Agent or the funds or consult the SAI.

114	QS Legg Mason Target Retirement Series

Redeeming shares

Generally

You may redeem shares at their net asset value next determined after receipt by your Service Agent or the transfer agent of your redemption request in good order, less any applicable contingent deferred sales charge.

If the shares are held by a fiduciary or corporation, partnership or similar entity, other documents may be required.

Redemption proceeds

Your redemption proceeds normally will be sent within 3 business days after your request is received in good order, but in any event within 7 days, except that your proceeds may be delayed for up to 10 days if your share purchase was made by check.

Your redemption proceeds may be delayed, or your right to receive redemption proceeds suspended, if the New York Stock Exchange (“NYSE”) is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists or otherwise as permitted by order of the SEC.

If you have a brokerage account with a Service Agent, your redemption proceeds will be sent to your Service Agent. Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated by you. To change the bank account designated to receive wire or electronic transfers, you will be required to deliver a new written authorization and may be asked to provide other documents. You may be charged a fee on a wire or an electronic transfer (ACH).

In other cases, unless you direct otherwise, your proceeds will be paid by check mailed to your address of record.

Each fund reserves the right to pay redemption proceeds by giving you securities, including shares of underlying funds. The underlying fund shares will be valued at the net asset value per share of the class of the underlying fund held by the fund on the day of the redemption. If you later decide to redeem the underlying fund shares, those shares will be redeemed at the next-determined net asset value per share of the class of the underlying fund that you hold, which may be more or less than their value on the date of your redemption from the fund. You may pay transaction costs to dispose of the fund shares. Other securities will be valued at their market prices on the day of redemption. You may pay transaction costs to dispose of those securities, and you may receive less for them than the prices at which they were valued for purposes of the redemption.

By mail

Contact your Service Agent or, if you hold shares directly with a fund, write to the fund at the following address:

Legg Mason Funds

P.O. Box 55214

Boston, Massachusetts 02205-8504

Your written request must provide the following:

–  The fund name, the class of shares being redeemed and your account number

–  The dollar amount or number of shares being redeemed

–  Signature of each owner exactly as the account is registered

–  Signature guarantees, as applicable (see “Other things to know about transactions”)

By telephone

If your account application permits, you may be eligible to redeem shares by telephone. Contact your Service Agent or, if you hold shares directly with a fund, call the fund at 1-877-721-1926 between 8:00 a.m. and 5:30 p.m. (Eastern time) for more information. Please have the following information ready when you call:

–  Name of fund being redeemed

–  Class of shares being redeemed

–  Account number

Automatic cash withdrawal plans

You may be permitted to schedule automatic redemptions of a portion of your shares. To qualify, you must own shares of a fund with a value of at least $10,000 ($5,000 for Retirement Plan accounts) and each automatic redemption must be at least $50.

The following conditions apply:

Redemptions may be made monthly, every alternate month, quarterly, semi-annually or annually

If your shares are subject to a contingent deferred sales charge, the charge will be required to be paid upon redemption. However, the charge will be waived if your automatic redemptions are equal to or less than 2% per month of your account balance on the date the redemptions commence, up to a maximum of 12% in one year

–  You must elect to have all dividends and distributions reinvested

For more information, please contact your Service Agent or the funds or consult the SAI.

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Other things to know about transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request may not be processed:

–	Name of the fund

–	Your account number

–	In the case of a purchase (including a purchase as part of an exchange transaction), the class of shares being bought

–	In the case of an exchange or redemption, the class of shares being exchanged or redeemed (if you own more than one class)

–	Dollar amount or number of shares being bought, exchanged or redeemed

–	In certain circumstances, the signature of each owner exactly as the account is registered (see “Redeeming shares”)

The funds generally will not permit non-resident aliens with non-U.S. addresses to establish accounts. U.S. citizens with APO/FPO addresses or addresses in the United States (including its territories) and resident aliens with U.S. addresses are permitted to establish accounts with a fund. Subject to the requirements of local law, U.S. citizens residing in foreign countries are permitted to establish accounts with the funds.

In certain circumstances, such as during periods of market volatility, severe weather and emergencies, shareholders may experience difficulties placing exchange or redemption orders by telephone. In that case, shareholders should consider using the funds’ other exchange and redemption procedures described under “Exchanging shares” and “Redeeming shares.”

The transfer agent or the funds will employ reasonable procedures to confirm that any telephone exchange or redemption request is genuine, which may include recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time. If these procedures are followed, neither the funds nor their agents will bear any liability for these transactions.

Each fund has the right to:

–	Suspend the offering of shares

–	Waive or change minimum initial and additional investment amounts

–	Reject any purchase or exchange order

–	Change, revoke or suspend the exchange privilege

–	Suspend telephone transactions

–	Suspend or postpone redemptions of shares on any day when trading on the NYSE is restricted or as otherwise permitted by the SEC

–	Close your account after a period of inactivity, as determined by state law, and transfer your shares to the appropriate state

For your protection, the funds or your Service Agent may request additional information in connection with large redemptions, unusual activity in your account, or otherwise to ensure your redemption request is in good order. Please contact your Service Agent or the funds for more information.

Signature guarantees

To be in good order, your redemption request must include a signature guarantee if you:

–	Are redeeming shares and sending the proceeds to an address or bank not currently on file

–	Changed your account registration or your address within 30 days

–	Want the check paid to someone other than the account owner(s)

–	Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Anti-money laundering

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for a fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

116	QS Legg Mason Target Retirement Series

Small account fees/Mandatory redemptions

Small accounts may be subject to a small account fee or to mandatory redemption, as described below, depending on whether the account is held directly with a fund or through a Service Agent.

Direct accounts

Direct accounts generally include accounts held in the name of the individual investor on a fund’s books and records. To offset the relatively higher impact on fund expenses of servicing smaller direct accounts, if your shares are held in a direct account and the value of your account is below $1,000 (if applicable, $250 for retirement plans that are not employer-sponsored) for any reason (including declines in NAV), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly on the next-to-last business day of the quarter (with an annual maximum of $15.00 per account). The small account fee will be charged by redeeming shares in your account. If the value of your account is $3.75 or less, the amount in the account may be exhausted to pay the small account fee. The small account fee will not be assessed on systematic investment plans until the end of the first quarter after the account has been established for 15 months (21 months effective June 30, 2014). Payment of the small account fee, through a redemption of fund shares, may result in tax consequences to you (see “Taxes” for more information).

The small account fee will not be charged on, if applicable: (i) Retirement Plans (but will be charged on other plans that are not employer-sponsored such as traditional and Roth individual retirement accounts, Coverdell education savings accounts, individual 403(b)(7) custodial accounts, Keogh plans, SEPs, SARSEPs, SIMPLE IRAs or similar accounts); (ii) Legg Mason funds that have been closed to subsequent purchases for all classes; (iii) accounts that do not have a valid address as evidenced by mail being returned to the fund or its agents; and (iv) Class FI, Class R, Class R1, Class I and Class IS shares.

If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount (although you may exchange into existing accounts of other Legg Mason funds in which you hold the same share class, to the extent otherwise permitted by those funds and subject to any applicable sales charges).

The small account fee is calculated on a fund-by-fund basis. If you have accounts in multiple funds, they will not be aggregated for the purpose of calculating the small account fee.

Non-direct accounts

“Non-direct accounts” include omnibus accounts and accounts jointly maintained by the Service Agent and the fund. Such accounts are not subject to the small account fee that may be charged to direct accounts.

The fund reserves the right to ask you to bring your non-direct account up to a minimum investment amount determined by your Service Agent if the aggregate value of the fund shares in your account is less than $500 for any reason (including solely due to declines in net asset value and/or failure to invest at least $500 within a reasonable period). You will be notified in writing and will have 60 days to make an additional investment to bring your account value up to the required level. If you choose not to do so within this 60-day period, the fund may close your account and send you the redemption proceeds. If your share class is no longer offered, you may not be able to bring your account up to the minimum investment amount. Some shareholders who hold accounts in multiple classes of the same fund may have those accounts aggregated for the purposes of these calculations. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. Please contact your Service Agent for more information. Any redemption of fund shares may result in tax consequences to you (see “Taxes” for more information).

All accounts

The funds may, with prior notice, change the minimum size of accounts subject to mandatory redemption, which may vary by class, implement fees for small non-direct accounts or change the amount of the fee for small direct accounts.

Subject to applicable law, the funds may, with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

For more information, please contact your Service Agent or the funds or consult the SAI.

Frequent trading of fund shares

Frequent purchases and redemptions of fund shares may interfere with the efficient management of the funds, increase fund transaction costs, and have a negative effect on the funds’ long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the subadvisers may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment objectives. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from a fund’s performance. In addition, the return received by long-term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that a fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s investments. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

QS Legg Mason Target Retirement Series	117

Other things to know about transactions cont’d

Because of the potential harm to funds sold by the funds’ distributor and their long-term shareholders, the Board has approved policies and procedures that are intended to detect and discourage excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, a fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities in the fund or in other funds sold by the distributor. In the event that an exchange or purchase request is rejected, the shareholder may nonetheless redeem its shares. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares.

Under the funds’ policies and procedures, the funds reserve the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever a pattern of excessive trading by a shareholder is detected in funds sold by the distributor. A committee established by the manager administers the policy. The policy provides that the committee may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in funds sold by the distributor, if that shareholder has engaged in one or more “Round Trips” across all funds sold by the distributor. However, the committee has the discretion to determine that action is not necessary if it is determined that the pattern of trading is not abusive or harmful. In making such a determination, the committee will consider, among other things, the nature of the shareholder’s account, the reason for the frequent trading, the amount of trading and the particular funds in which the trading has occurred. Additionally, the committee has the discretion to make inquiries or to take any action against a shareholder whose trading appears inconsistent with the frequent trading policy, regardless of the number of Round Trips. Examples of the types of actions the committee may take include heightened surveillance of a shareholder account, providing a written warning letter to an account holder, restricting the shareholder from purchasing additional shares in a fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the funds. The committee will generally follow a system of progressive deterrence, although it is not required to do so.

A “Round Trip” is defined as a purchase (including subscriptions and exchanges) into a fund sold by the distributor followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of a fund’s shares pursuant to an automatic investment plan or similar program for periodic transactions are not considered in determining Round Trips. These policies and procedures do not apply to money market funds sold by the distributor.

The policies apply to any account, whether a direct account or accounts with financial intermediaries such as investment advisers, broker/dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds fund shares for a number of its customers in one account. A fund’s ability to monitor trading in omnibus accounts may, however, be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of a fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts. The distributor has entered into agreements with intermediaries requiring the intermediaries to, among other things, help identify frequent trading activity and prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

The funds have also adopted policies and procedures to prevent the selective release of information about the funds’ holdings, as such information may be used for market-timing and similar abusive practices.

The funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future may not be effective, particularly where the trading takes place through certain types of omnibus accounts. Furthermore, a fund may not apply its policies consistently or uniformly, resulting in the risk that some shareholders may be able to engage in frequent trading while others will bear the costs and effects of that trading.

Although the funds will attempt to monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Monitoring of shareholder transactions may only occur for shareholder transactions that exceed a certain transaction amount threshold, which may change from time to time. The funds reserve the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason.

Record ownership

If you hold shares through a Service Agent, your Service Agent may establish and maintain your account and be the shareholder of record. In the event that a fund holds a shareholder meeting, your Service Agent, as record holder, will be entitled to vote your shares and may seek voting instructions from you. If you do not give your Service Agent voting instructions, your Service Agent, under certain circumstances, may nonetheless be entitled to vote your shares.

118	QS Legg Mason Target Retirement Series

Dividends, other distributions and taxes

Dividends and distributions

Each fund generally pays dividends and distributes capital gain, if any, once in December and at such other times as are necessary. Each fund may pay additional distributions and dividends in order to avoid a federal tax.

You can elect to receive dividends and/or other distributions in cash.

Unless you elect to receive dividends and/or other distributions in cash, your dividends and capital gain distributions will be automatically reinvested in shares of the same class you hold, at the net asset value determined on the reinvestment date. You do not pay a sales charge on reinvested distributions or dividends.

Effective on or about August 1, 2014, if you hold shares directly with the fund and you elect to receive dividends and/or distributions in cash, you have the option to receive such dividends and/or distributions via a direct deposit to your bank account or, provided that the dividend and/or distribution is $10.00 or more, by check. If you choose to receive dividends and/or distributions via check, amounts less than $10.00 will automatically be reinvested in fund shares as described above.

If you do not want dividends and/or distributions in amounts less than $10.00 to be reinvested in fund shares, you must elect to receive dividends and distributions via a direct deposit to your bank account.

If you hold Class A or Class C shares directly with a fund, you may instruct the funds to have your dividends and/or distributions invested in the corresponding class of shares of another fund sold by the distributor, subject to the following conditions:

–	You have a minimum account balance of $10,000 in the fund and

–	The other fund is available for sale in your state

To change those instructions, you must notify your Service Agent or the fund at least three days before the next distribution is to be paid.

Please contact your Service Agent or the fund to discuss what options are available to you for receiving your dividends and other distributions.

Taxes

The following discussion is very general, applies only to shareholders who are U.S. persons, and does not address shareholders subject to special rules, such as those who hold fund shares through an IRA, 401(k) plan or other tax-advantaged account. Except as specifically noted, the discussion is limited to federal income tax matters, and does not address state, local, foreign or non-income taxes. Further information regarding taxes, including certain federal income tax considerations relevant to non-U.S. persons, is included in the SAI. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about federal, state, local and/or foreign tax considerations that may be relevant to your particular situation.

In general, redeeming shares, exchanging shares and receiving dividends and distributions (whether received in cash or reinvested in additional shares or shares of another fund) are all taxable events. An exchange between classes of shares of the same fund normally is not taxable for federal income tax purposes, whether or not the shares are held in a taxable account.

The federal income tax treatment of redemptions, exchanges and distributions is summarized in the following table:

Transaction	Federal income tax status
Redemption or exchange of shares	Usually capital gain or loss; long-term only if shares are owned more than one year
Dividends of investment income and distributions of net short-term capital gain	Ordinary income, or in certain cases qualified dividend income
Distributions of net capital gain (excess of net long-term capital gain over net short-term capital gain)	Long-term capital gain

Distributions attributable to short-term capital gains are taxable to you as ordinary income. Distributions attributable to qualified dividend income received by a fund, if any, may be eligible to be taxed to noncorporate shareholders at the reduced rates applicable to long-term capital gain if certain requirements are satisfied. Distributions of net capital gain reported by a fund as capital gain dividends are taxable to you as long-term capital gain regardless of how long you have owned your shares. Noncorporate shareholders ordinarily pay tax at reduced rates on long-term capital gain. You may want to avoid buying shares when a fund is about to declare a dividend or capital gain distribution because it will be taxable to you even though it may economically represent a return of a portion of your investment.

A Medicare contribution tax is imposed at the rate of 3.8% on net investment income of U.S. individuals with income exceeding specified thresholds, and on undistributed net investment income of certain estates and trusts. Net investment income generally includes for this purpose dividends and capital gain distributions paid by a fund and gain on the redemption or exchange of fund shares.

QS Legg Mason Target Retirement Series	119

Dividends, other distributions and taxes cont’d

A dividend declared by a fund in October, November or December and paid during January of the following year will, in certain circumstances, be treated as paid in December for tax purposes.

If a fund meets certain requirements with respect to its holdings, it may elect to “pass through” to shareholders foreign taxes that it pays, in which case each shareholder will include the amount of such taxes in computing gross income, but will be eligible to claim a credit or deduction for such taxes, subject to generally applicable limitations on such deductions and credits. In addition, the fund’s investment in certain foreign securities, foreign currencies or foreign currency derivatives may accelerate fund distributions to shareholders and increase the distributions taxed to shareholders as ordinary income.

After the end of each year, your Service Agent or the fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in a fund.

120	QS Legg Mason Target Retirement Series

Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. Each fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares.

Each fund calculates its net asset value every day the NYSE is open. Each fund generally values its securities and other assets and calculates its net asset value as of the close of regular trading on the NYSE, normally at 4:00 p.m. (Eastern time). If the NYSE closes at another time, each fund will calculate its net asset value as of the actual closing time. The NYSE is closed on certain holidays listed in the SAI.

In order to buy, redeem or exchange shares at a certain day’s price, you must place your order with your Service Agent or the transfer agent before the NYSE closes on that day. If the NYSE closes early on that day, you must place your order prior to the actual closing time. It is the responsibility of the Service Agent to transmit all orders to buy, exchange or redeem shares to the transfer agent on a timely basis.

Valuation of each fund’s securities and other assets is performed in accordance with procedures approved by the Board. These procedures delegate most valuation functions to the manager, which, in turn, uses independent third party pricing services approved by the funds’ Board.

Investments in underlying funds (except for ETFs) are valued at the net asset value per share of the class of the underlying fund held by a fund as determined on each business day. The prospectuses for the underlying funds describe how an underlying fund values its securities, the circumstances under which the underlying funds will use fair value pricing and the effects of fair value pricing. The following generally describes how each fund and the underlying funds in the Legg Mason funds complex value their securities:

–

Equity securities and certain derivative instruments that are traded on an exchange are valued at the closing price or, if that price is unavailable or deemed by the manager not representative of market value, the last sale price. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued at the price on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the prices are typically determined by independent third party pricing services that use a variety of techniques and methodologies.

–

The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value.

–

The valuations of securities traded on foreign markets and certain fixed income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade, unless a significant event has occurred. When a fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). A fund uses a fair value model developed by an independent third party pricing service to value foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the value of those securities at the time of closing of the NYSE. Foreign markets are open for trading on weekends and other days when the funds do not price their shares. Therefore, the value of a fund’s shares may change on days when you will not be able to purchase or redeem the fund’s shares.

–	For investments in ETFs, the market price is usually the closing sale or official closing price on that exchange.

–

If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the Board. These procedures permit, among other things, the use of a matrix, formula or other method that takes into consideration market indices, yield curves and other specific adjustments to determine fair value. Fair value of a security is the amount, as determined by the manager in good faith, that a fund might reasonably expect to receive upon a current sale of the security. A fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated.

Many factors may influence the price at which a fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from a fund’s last valuation, and such differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Moreover, valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on market quotations. A fund that uses fair value methodologies may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that a fund could obtain the value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Investors who purchase or redeem fund shares on days when a fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

QS Legg Mason Target Retirement Series	121

Financial highlights

The financial highlights tables are intended to help you understand the performance of each fund’s classes for the past five years, unless otherwise noted. No financial highlights are presented for Class R1 shares and Class IS shares because no Class R1 shares or Class IS shares were outstanding for the periods shown. The returns for Class R1 shares and Class IS shares will differ from those of the other classes to the extent that their expenses differ. Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables has been derived from each fund’s financial statements, which have been audited by KPMG LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the Annual Report (available upon request).

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$11.95	$11.25	$11.92		$10.38		$7.91
Income (loss) from operations:
Net investment income	0.19	0.19	0.15	[2]	0.33	[2]	0.35	[2]
Net realized and unrealized gain (loss)	0.45	0.69	(0.61)		1.47		2.40
Total income (loss) from operations	0.64	0.88	(0.46)		1.80		2.75
Less distributions from:
Net investment income	(0.20)	(0.18)	(0.17)		(0.26)		(0.28)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.20)	(0.18)	(0.21)		(0.26)		(0.28)
Net asset value, end of year	$12.39	$11.95	$11.25		$11.92		$10.38
Total return[3]	5.34%	7.92%	(3.82)%		17.42%		34.70%
Net assets, end of year (000s)	$2,084	$1,219	$848		$231		$233
Ratios to average net assets:
Gross expenses[4]	5.13%	6.47%	3.55%		6.12%		14.08%
Net expenses[4,5,6]	0.56 [7]	0.59 [7]	0.65	[7,8]	0.43	[8,9,10]	0.58	[10]
Net investment income	1.57	1.69	1.31	[2]	2.92	[2]	3.53	[2]
Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

122	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$11.94	$11.25	$11.92		$10.38		$7.91
Income (loss) from operations:
Net investment income	0.07	0.09	0.06	[2]	0.29	[2]	0.28	[2]
Net realized and unrealized gain (loss)	0.48	0.70	(0.61)		1.42		2.39
Total income (loss) from operations	0.55	0.79	(0.55)		1.71		2.67
Less distributions from:
Net investment income	(0.10)	(0.10)	(0.08)		(0.17)		(0.20)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.10)	(0.10)	(0.12)		(0.17)		(0.20)
Net asset value, end of year	$12.39	$11.94	$11.25		$11.92		$10.38
Total return[3]	4.57%	7.02%	(4.56)%		16.54%		33.67%
Net assets, end of year (000s)	$2,168	$2,538	$3,509		$3,274		$1,046
Ratios to average net assets:
Gross expenses[4]	5.98%	7.01%	4.25%		6.71%		13.38%
Net expenses[4,5,6]	1.31 [7]	1.34 [7]	1.37	[7,8]	1.16	[8,9,10]	1.33	[10]
Net investment income	0.61	0.76	0.48	[2]	2.58	[2]	2.83	[2]
Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	123

Financial highlights cont’d

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$11.98	$11.25	$11.92		$10.38		$7.91
Income (loss) from operations:
Net investment income	0.18	0.13	0.17	[2]	0.32	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.47	0.78	(0.62)		1.48		2.45
Total income (loss) from operations	0.65	0.91	(0.45)		1.80		2.75
Less distributions from:
Net investment income	(0.20)	(0.18)	(0.18)		(0.26)		(0.28)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.20)	(0.18)	(0.22)		(0.26)		(0.28)
Net asset value, end of year	$12.43	$11.98	$11.25		$11.92		$10.38
Total return[3]	5.42%	8.19%	(3.74)%		17.42%		34.70%
Net assets, end of year (000s)	$18	$17	$70		$553		$476
Ratios to average net assets:
Gross expenses[4]	4.90%	5.81%	3.28%		5.95%		18.15%
Net expenses[4,5,6]	0.49 [7]	0.50 [7]	0.49	[7,8]	0.43	[8,9,10]	0.58	[10]
Net investment income	1.47	1.13	1.44	[2]	2.85	[2]	3.18	[2]
Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

124	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$11.99	$11.25	$11.92		$10.38		$7.91
Income (loss) from operations:
Net investment income	0.18	0.10	0.12	[2]	0.29	[2]	0.28	[2]
Net realized and unrealized gain (loss)	0.44	0.80	(0.61)		1.48		2.44
Total income (loss) from operations	0.62	0.90	(0.49)		1.77		2.72
Less distributions from:
Net investment income	(0.17)	(0.16)	(0.14)		(0.23)		(0.25)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.17)	(0.16)	(0.18)		(0.23)		(0.25)
Net asset value, end of year	$12.44	$11.99	$11.25		$11.92		$10.38
Total return[3]	5.14%	8.01%	(4.08)%		17.11%		34.36%
Net assets, end of year (000s)	$53	$23	$102		$105		$91
Ratios to average net assets:
Gross expenses[4]	5.18%	6.06%	3.55%		6.21%		18.27%
Net expenses[4,5,6]	0.67 [7]	0.75 [7]	0.86	[7,8]	0.68	[8,9,10]	0.84	[10]
Net investment income	1.47	0.90	1.01	[2]	2.59	[2]	2.93	[2]
Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	125

Financial highlights cont’d

QS Legg Mason Target Retirement 2015

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$11.94	$11.24	$11.92		$10.39		$7.92
Income (loss) from operations:
Net investment income	0.19	0.21	0.19	[2]	0.34	[2]	0.34	[2]
Net realized and unrealized gain (loss)	0.49	0.71	(0.61)		1.49		2.44
Total income (loss) from operations	0.68	0.92	(0.42)		1.83		2.78
Less distributions from:
Net investment income	(0.24)	(0.22)	(0.22)		(0.30)		(0.31)
Net realized gains	—	—	(0.04)		—		—
Total distributions	(0.24)	(0.22)	(0.26)		(0.30)		(0.31)
Net asset value, end of year	$12.38	$11.94	$11.24		$11.92		$10.39
Total return[3]	5.68%	8.25%	(3.48)%		17.63%		35.07%
Net assets, end of year (000s)	$55	$85	$86		$212		$138
Ratios to average net assets:
Gross expenses[4]	4.56%	6.18%	3.18%		5.78%		15.32%
Net expenses[4,5,6]	0.26 [7]	0.31 [7]	0.27	[7,8]	0.17	[8,9,10]	0.28	[10]
Net investment income	1.56	1.82	1.59	[2]	3.07	[2]	3.56	[2]
Portfolio turnover rate	54%	202%	235%		54%		68%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

126	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.90	$11.73	$11.79		$10.25		$7.81
Income (loss) from operations:
Net investment income	0.18	0.24	0.24	[2]	0.36	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.75	1.17	(0.07)		1.45		2.40
Total income from operations	0.93	1.41	0.17		1.81		2.70
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.43)	(0.24)	(0.23)		(0.27)		(0.26)
Net asset value, end of year	$13.40	$12.90	$11.73		$11.79		$10.25
Total return[3]	7.29%	12.08%	1.55%		17.72%		34.46%
Net assets, end of year (000s)	$2,012	$1,282	$568		$533		$192
Ratios to average net assets:
Gross expenses[4]	3.82%	5.37%	3.58%		5.29%		13.03%
Net expenses[4,5,6]	0.55 [7]	0.55 [7]	0.49	[7,8]	0.41	[8,9,10]	0.58	[10]
Net investment income	1.37	1.94	2.05	[2]	3.23	[2]	3.14	[2]
Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	127

Financial highlights cont’d

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.91	$11.74	$11.79		$10.25		$7.81
Income (loss) from operations:
Net investment income	0.07	0.13	0.14	[2]	0.23	[2]	0.22	[2]
Net realized and unrealized gain (loss)	0.75	1.18	(0.04)		1.49		2.39
Total income from operations	0.82	1.31	0.10		1.72		2.61
Less distributions from:
Net investment income	(0.11)	(0.14)	(0.15)		(0.18)		(0.17)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.33)	(0.14)	(0.15)		(0.18)		(0.17)
Net asset value, end of year	$13.40	$12.91	$11.74		$11.79		$10.25
Total return[3]	6.38%	11.23%	0.88%		16.80%		33.43%
Net assets, end of year (000s)	$2,594	$2,462	$2,520		$2,399		$1,217
Ratios to average net assets:
Gross expenses[4]	4.55%	6.02%	4.24%		6.20%		14.33%
Net expenses[4,5,6]	1.30 [7]	1.30 [7]	1.24	[7,8]	1.16	[8,9,10]	1.33	[10]
Net investment income	0.56	1.06	1.20	[2]	2.08	[2]	2.28	[2]
Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

128	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.94	$11.74	$11.79		$10.25		$7.81
Income (loss) from operations:
Net investment income	0.17	0.19	0.18	[2]	0.29	[2]	0.26	[2]
Net realized and unrealized gain (loss)	0.76	1.25	(0.00)	[3]	1.52		2.44
Total income from operations	0.93	1.44	0.18		1.81		2.70
Less distributions from:
Net investment income	(0.21)	(0.24)	(0.23)		(0.27)		(0.26)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.43)	(0.24)	(0.23)		(0.27)		(0.26)
Net asset value, end of year	$13.44	$12.94	$11.74		$11.79		$10.25
Total return[4]	7.26%	12.33%	1.62%		17.69%		34.46%
Net assets, end of year (000s)	$15	$14	$67		$517		$450
Ratios to average net assets:
Gross expenses[5]	3.60%	4.64%	3.37%		5.19%		15.32%
Net expenses[5,6,7]	0.56 [8]	0.46 [8]	0.44	[8,9]	0.42	[9,10,11]	0.58	[11]
Net investment income	1.30	1.60	1.50	[2]	2.65	[2]	2.82	[2]
Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]	Amount represents less than $0.01 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[5]	Does not include expenses of the Underlying Funds in which the Fund invests.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[8]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[9]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[11]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	129

Financial highlights cont’d

QS Legg Mason Target Retirement 2020

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.90	$11.73	$11.79		$10.25		$7.81
Income (loss) from operations:
Net investment income	0.15	0.19	0.19	[2]	0.26	[2]	0.24	[2]
Net realized and unrealized gain (loss)	0.75	1.19	(0.05)		1.52		2.43
Total income from operations	0.90	1.38	0.14		1.78		2.67
Less distributions from:
Net investment income	(0.18)	(0.21)	(0.20)		(0.24)		(0.23)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.40)	(0.21)	(0.20)		(0.24)		(0.23)
Net asset value, end of year	$13.40	$12.90	$11.73		$11.79		$10.25
Total return[3]	7.01%	11.80%	1.29%		17.40%		34.11%
Net assets, end of year (000s)	$237	$166	$138		$169		$143
Ratios to average net assets:
Gross expenses[4]	4.05%	5.51%	3.60%		5.51%		15.12%
Net expenses[4,5,6]	0.80 [7]	0.80 [7]	0.73	[7,8]	0.67	[8,9,10]	0.83	[10]
Net investment income	1.12	1.55	1.60	[2]	2.40	[2]	2.56	[2]
Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

130	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.89	$11.72	$11.79		$10.26		$7.81
Income (loss) from operations:
Net investment income	0.21	0.26	0.27	[2]	0.32	[2]	0.32	[2]
Net realized and unrealized gain (loss)	0.76	1.19	(0.06)		1.51		2.42
Total income from operations	0.97	1.45	0.21		1.83		2.74
Less distributions from:
Net investment income	(0.26)	(0.28)	(0.28)		(0.30)		(0.29)
Net realized gains	(0.22)	—	—		—		—
Total distributions	(0.48)	(0.28)	(0.28)		(0.30)		(0.29)
Net asset value, end of year	$13.38	$12.89	$11.72		$11.79		$10.26
Total return[3]	7.55%	12.49%	1.84%		17.92%		35.01%
Net assets, end of year (000s)	$662	$836	$1,514		$911		$177
Ratios to average net assets:
Gross expenses[4]	3.51%	4.82%	3.04%		4.98%		12.48%
Net expenses[4,5,6]	0.25 [7]	0.25 [7]	0.21	[7,8]	0.16	[8,9,10]	0.28	[10]
Net investment income	1.59	2.18	2.34	[2]	2.96	[2]	3.35	[2]
Portfolio turnover rate	43%	48%	44%		41%		50%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	131

Financial highlights cont’d

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.05		$7.60
Income (loss) from operations:
Net investment income	0.17	0.26	0.22	[2]	0.28	[2]	0.26	[2]
Net realized and unrealized gain (loss)	0.92	1.24	(0.09)		1.57		2.41
Total income from operations	1.09	1.50	0.13		1.85		2.67
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.49)	(0.24)	(0.22)		(0.25)		(0.22)
Net asset value, end of year	$13.42	$12.82	$11.56		$11.65		$10.05
Total return[3]	8.46%	13.04%	1.23%		18.50%		35.13%
Net assets, end of year (000s)	$2,775	$2,065	$828		$325		$216
Ratios to average net assets:
Gross expenses[4]	2.98%	4.25%	3.05%		4.80%		13.74%
Net expenses[4,5,6]	0.54 [7]	0.54 [7]	0.49	[7,8]	0.40	[8,9,10]	0.57	[10]
Net investment income	1.30	2.17	1.95	[2]	2.57	[2]	2.78	[2]
Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

132	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.05		$7.60
Income (loss) from operations:
Net investment income	0.06	0.13	0.13	[2]	0.20	[2]	0.21	[2]
Net realized and unrealized gain (loss)	0.93	1.27	(0.08)		1.57		2.38
Total income from operations	0.99	1.40	0.05		1.77		2.59
Less distributions from:
Net investment income	(0.10)	(0.13)	(0.14)		(0.17)		(0.14)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.38)	(0.14)	(0.14)		(0.17)		(0.14)
Net asset value, end of year	$13.43	$12.82	$11.56		$11.65		$10.05
Total return[3]	7.70%	12.19%	0.48%		17.61%		34.09%
Net assets, end of year (000s)	$3,580	$4,029	$3,702		$3,112		$1,521
Ratios to average net assets:
Gross expenses[4]	3.76%	4.89%	3.81%		5.67%		14.80%
Net expenses[4,5,6]	1.29 [7]	1.29 [7]	1.22	[7,8]	1.15	[8,9,10]	1.32	[10]
Net investment income	0.45	1.06	1.17	[2]	1.87	[2]	2.19	[2]
Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	133

Financial highlights cont’d

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.85	$11.56	$11.65		$10.05		$7.60
Income (loss) from operations:
Net investment income	0.17	0.18	0.17	[2]	0.26	[2]	0.24	[2]
Net realized and unrealized gain (loss)	0.91	1.35	(0.04)		1.59		2.43
Total income from operations	1.08	1.53	0.13		1.85		2.67
Less distributions from:
Net investment income	(0.20)	(0.23)	(0.22)		(0.25)		(0.22)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.48)	(0.24)	(0.22)		(0.25)		(0.22)
Net asset value, end of year	$13.45	$12.85	$11.56		$11.65		$10.05
Total return[3]	8.43%	13.30%	1.22%		18.49%		35.13%
Net assets, end of year (000s)	$16	$14	$72		$511		$441
Ratios to average net assets:
Gross expenses[4]	2.67%	3.66%	3.01%		4.66%		16.80%
Net expenses[4,5,6]	0.55 [7]	0.48 [7]	0.43	[7,8]	0.41	[8,9,10]	0.57	[10]
Net investment income	1.25	1.52	1.41	[2]	2.46	[2]	2.62	[2]
Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

134	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.82	$11.56	$11.65		$10.04		$7.60
Income (loss) from operations:
Net investment income	0.14	0.16	0.22	[2]	0.24	[2]	0.22	[2]
Net realized and unrealized gain (loss)	0.91	1.30	(0.12)		1.59		2.42
Total income from operations	1.05	1.46	0.10		1.83		2.64
Less distributions from:
Net investment income	(0.17)	(0.19)	(0.19)		(0.22)		(0.20)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.45)	(0.20)	(0.19)		(0.22)		(0.20)
Net asset value, end of year	$13.42	$12.82	$11.56		$11.65		$10.04
Total return[3]	8.18%	12.75%	0.98%		18.31%		34.65%
Net assets, end of year (000s)	$91	$74	$162		$114		$88
Ratios to average net assets:
Gross expenses[4]	3.16%	4.38%	3.10%		4.92%		17.08%
Net expenses[4,5,6]	0.79 [7]	0.79 [7]	0.74	[7,8]	0.66	[8,9,10]	0.82	[10]
Net investment income	1.04	1.31	1.95	[2]	2.22	[2]	2.37	[2]
Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	135

Financial highlights cont’d

QS Legg Mason Target Retirement 2025

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.81	$11.55	$11.65		$10.05		$7.61
Income (loss) from operations:
Net investment income	0.21	0.26	0.25	[2]	0.30	[2]	0.30	[2]
Net realized and unrealized gain (loss)	0.92	1.27	(0.09)		1.59		2.40
Total income from operations	1.13	1.53	0.16		1.89		2.70
Less distributions from:
Net investment income	(0.25)	(0.26)	(0.26)		(0.29)		(0.26)
Net realized gains	(0.28)	(0.01)	—		—		—
Total distributions	(0.53)	(0.27)	(0.26)		(0.29)		(0.26)
Net asset value, end of year	$13.41	$12.81	$11.55		$11.65		$10.05
Total return[3]	8.81%	13.39%	1.51%		18.82%		35.37%
Net assets, end of year (000s)	$1,297	$1,247	$1,083		$966		$404
Ratios to average net assets:
Gross expenses[4]	2.63%	3.79%	2.68%		4.45%		11.39%
Net expenses[4,5,6]	0.24 [7]	0.24 [7]	0.19	[7,8]	0.15	[8,9,10]	0.27	[10]
Net investment income	1.58	2.16	2.15	[2]	2.82	[2]	3.07	[2]
Portfolio turnover rate	34%	30%	29%		28%		48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

136	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.74		$7.36
Income (loss) from operations:
Net investment income	0.19	0.24	0.23	[2]	0.25	[2]	0.22	[2]
Net realized and unrealized gain (loss)	1.06	1.33	(0.19)		1.63		2.36
Total income from operations	1.25	1.57	0.04		1.88		2.58
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)
Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[3]	10.04%	14.10%	0.42%		19.29%		34.93%
Net assets, end of year (000s)	$1,513	$813	$530		$248		$129
Ratios to average net assets:
Gross expenses[4]	3.84%	5.88%	3.77%		5.73%		15.76%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.50	[7,8]	0.42	[8,9,10]	0.57	[10]
Net investment income	1.42	2.01	2.07	[2]	2.33	[2]	2.43	[2]
Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	137

Financial highlights cont’d

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.73		$7.35
Income (loss) from operations:
Net investment income	0.07	0.12	0.14	[2]	0.15	[2]	0.18	[2]
Net realized and unrealized gain (loss)	1.08	1.36	(0.18)		1.65		2.32
Total income (loss) from operations	1.15	1.48	(0.04)		1.80		2.50
Less distributions from:
Net investment income	(0.11)	(0.14)	(0.14)		(0.12)		(0.12)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.48)	(0.14)	(0.14)		(0.12)		(0.12)
Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.73
Total return[3]	9.25%	13.24%	(0.32)%		18.52%		33.95%
Net assets, end of year (000s)	$1,870	$2,261	$2,575		$1,824		$661
Ratios to average net assets:
Gross expenses[4]	4.74%	6.25%	4.55%		6.76%		16.80%
Net expenses[4,5,6]	1.31 [7]	1.30 [7]	1.25	[7,8]	1.16	[8,9,10]	1.32	[10]
Net investment income	0.57	1.01	1.26	[2]	1.42	[2]	2.03	[2]
Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

138	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.57	$11.24	$11.41		$9.74		$7.36
Income (loss) from operations:
Net investment income	0.19	0.18	0.15	[2]	0.21	[2]	0.20	[2]
Net realized and unrealized gain (loss)	1.06	1.38	(0.10)		1.67		2.38
Total income from operations	1.25	1.56	0.05		1.88		2.58
Less distributions from:
Net investment income	(0.21)	(0.23)	(0.22)		(0.21)		(0.20)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.58)	(0.23)	(0.22)		(0.21)		(0.20)
Net asset value, end of year	$13.24	$12.57	$11.24		$11.41		$9.74
Total return[3]	10.04%	14.00%	0.51%		19.29%		34.92%
Net assets, end of year (000s)	$21	$17	$49		$521		$459
Ratios to average net assets:
Gross expenses[4]	3.67%	5.00%	3.57%		5.67%		16.40%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.45	[7,8]	0.42	[8,9,10]	0.57	[10]
Net investment income	1.46	1.53	1.30	[2]	1.99	[2]	2.28	[2]
Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	139

Financial highlights cont’d

QS Legg Mason Target Retirement 2030

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.57	$11.23	$11.41		$9.74		$7.36
Income (loss) from operations:
Net investment income	0.19	0.16	0.19	[2]	0.19	[2]	0.19	[2]
Net realized and unrealized gain (loss)	1.03	1.38	(0.18)		1.66		2.36
Total income from operations	1.22	1.54	0.01		1.85		2.55
Less distributions from:
Net investment income	(0.18)	(0.20)	(0.19)		(0.18)		(0.17)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.55)	(0.20)	(0.19)		(0.18)		(0.17)
Net asset value, end of year	$13.24	$12.57	$11.23		$11.41		$9.74
Total return[3]	9.70%	13.81%	0.17%		18.99%		34.58%
Net assets, end of year (000s)	$321	$107	$162		$127		$99
Ratios to average net assets:
Gross expenses[4]	4.15%	5.51%	3.79%		5.93%		16.21%
Net expenses[4,5,6]	0.80 [7]	0.80 [7]	0.75	[7,8]	0.67	[8,9,10]	0.82	[10]
Net investment income	1.44	1.35	1.68	[2]	1.78	[2]	2.10	[2]
Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

140	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$12.57	$11.24	$11.42		$9.74		$7.36
Income (loss) from operations:
Net investment income	0.22	0.25	0.24	[2]	0.24	[2]	0.27	[2]
Net realized and unrealized gain (loss)	1.07	1.35	(0.17)		1.68		2.34
Total income from operations	1.29	1.60	0.07		1.92		2.61
Less distributions from:
Net investment income	(0.25)	(0.27)	(0.25)		(0.24)		(0.23)
Net realized gains	(0.37)	—	—		—		—
Total distributions	(0.62)	(0.27)	(0.25)		(0.24)		(0.23)
Net asset value, end of year	$13.24	$12.57	$11.24		$11.42		$9.74
Total return[3]	10.36%	14.34%	0.74%		19.73%		35.34%
Net assets, end of year (000s)	$1,268	$1,275	$1,231		$1,182		$373
Ratios to average net assets:
Gross expenses[4]	3.66%	5.07%	3.34%		5.44%		11.64%
Net expenses[4,5,6]	0.26 [7]	0.25 [7]	0.21	[7,8]	0.16	[8,9,10]	0.27	[10]
Net investment income	1.66	2.11	2.15	[2]	2.26	[2]	2.85	[2]
Portfolio turnover rate	45%	49%	48%		35%		91%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	141

Financial highlights cont’d

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011	2010
Net asset value, beginning of year	$12.43	$11.01	$11.27		$9.49	$7.11
Income (loss) from operations:
Net investment income	0.20	0.24	0.19	[2]	0.18	0.18
Net realized and unrealized gain (loss)	1.35	1.39	(0.24)		1.76	2.35
Total income (loss) from operations	1.55	1.63	(0.05)		1.94	2.53
Less distributions from:
Net investment income	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.43)	(0.21)	(0.21)		(0.16)	(0.15)
Net asset value, end of year	$13.55	$12.43	$11.01		$11.27	$9.49
Total return[3]	12.55%	14.95%	(0.39)%		20.48%	35.49%
Net assets, end of year (000s)	$1,313	$771	$466		$413	$297
Ratios to average net assets:
Gross expenses[4]	3.74%	5.85%	3.92%		5.43%	16.33%
Net expenses[4,5,6]	0.56 [7]	0.55 [7]	0.50	[7,8]	0.43 [8,9,10]	0.57 [10]
Net investment income	1.51	2.04	1.73	[2]	1.71	2.00
Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

142	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011	2010
Net asset value, beginning of year	$12.42	$11.00	$11.26		$9.48	$7.11
Income (loss) from operations:
Net investment income	0.08	0.13	0.11	[2]	0.10	0.19
Net realized and unrealized gain (loss)	1.37	1.41	(0.24)		1.76	2.25
Total income (loss) from operations	1.45	1.54	(0.13)		1.86	2.44
Less distributions from:
Net investment income	(0.12)	(0.12)	(0.13)		(0.08)	(0.07)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.33)	(0.12)	(0.13)		(0.08)	(0.07)
Net asset value, end of year	$13.54	$12.42	$11.00		$11.26	$9.48
Total return[3]	11.74%	14.10%	(1.12)%		19.60%	34.34%
Net assets, end of year (000s)	$2,440	$2,355	$2,014		$1,648	$813
Ratios to average net assets:
Gross expenses[4]	4.51%	6.51%	4.83%		6.33%	13.86%
Net expenses[4,5,6]	1.31 [7]	1.30 [7]	1.25	[7,8]	1.17 [8,9,10]	1.33 [10]
Net investment income	0.64	1.14	1.00	[2]	0.97	2.02
Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	143

Financial highlights cont’d

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011	2010
Net asset value, beginning of year	$12.42	$11.01	$11.27		$9.49	$7.11
Income (loss) from operations:
Net investment income	0.19	0.17	0.12	[2]	0.16	0.16
Net realized and unrealized gain (loss)	1.36	1.45	(0.17)		1.78	2.37
Total income (loss) from operations	1.55	1.62	(0.05)		1.94	2.53
Less distributions from:
Net investment income	(0.22)	(0.21)	(0.21)		(0.16)	(0.15)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.43)	(0.21)	(0.21)		(0.16)	(0.15)
Net asset value, end of year	$13.54	$12.42	$11.01		$11.27	$9.49
Total return[3]	12.56%	14.86%	(0.40)%		20.47%	35.49%
Net assets, end of year (000s)	$31	$25	$56		$504	$416
Ratios to average net assets:
Gross expenses[4]	3.43%	5.29%	3.63%		5.30%	20.32%
Net expenses[4,5,6]	0.56 [7]	0.56 [7]	0.46	[7,8]	0.43 [8,9,10]	0.58 [10]
Net investment income	1.42	1.47	1.02	[2]	1.58	1.88
Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

144	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011	2010
Net asset value, beginning of year	$12.42	$11.00	$11.26		$9.48	$7.11
Income (loss) from operations:
Net investment income	0.15	0.18	0.17	[2]	0.13	0.14
Net realized and unrealized gain (loss)	1.37	1.42	(0.25)		1.78	2.35
Total income (loss) from operations	1.52	1.60	(0.08)		1.91	2.49
Less distributions from:
Net investment income	(0.19)	(0.18)	(0.18)		(0.13)	(0.12)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.40)	(0.18)	(0.18)		(0.13)	(0.12)
Net asset value, end of year	$13.54	$12.42	$11.00		$11.26	$9.48
Total return[3]	12.28%	14.67%	(0.63)%		20.19%	35.01%
Net assets, end of year (000s)	$225	$180	$136		$101	$83
Ratios to average net assets:
Gross expenses[4]	3.99%	5.82%	3.97%		5.54%	20.61%
Net expenses[4,5,6]	0.81 [7]	0.80 [7]	0.75	[7,8]	0.68 [8,9,10]	0.83 [10]
Net investment income	1.16	1.56	1.56	[2]	1.28	1.63
Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	145

Financial highlights cont’d

QS Legg Mason Target Retirement 2035

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011	2010
Net asset value, beginning of year	$12.42	$11.00	$11.27		$9.49	$7.12
Income (loss) from operations:
Net investment income	0.23	0.24	0.20	[2]	0.19	0.27
Net realized and unrealized gain (loss)	1.36	1.43	(0.23)		1.78	2.28
Total income (loss) from operations	1.59	1.67	(0.03)		1.97	2.55
Less distributions from:
Net investment income	(0.26)	(0.25)	(0.24)		(0.19)	(0.18)
Net realized gains	(0.21)	—	—		—	—
Total distributions	(0.47)	(0.25)	(0.24)		(0.19)	(0.18)
Net asset value, end of year	$13.54	$12.42	$11.00		$11.27	$9.49
Total return[3]	12.89%	15.31%	(0.15)%		20.80%	35.71%
Net assets, end of year (000s)	$1,670	$1,312	$1,197		$1,377	$545
Ratios to average net assets:
Gross expenses[4]	3.46%	5.20%	3.47%		5.02%	9.80%
Net expenses[4,5,6]	0.26 [7]	0.25 [7]	0.21	[7,8]	0.17 [8,9,10]	0.28 [10]
Net investment income	1.71	2.08	1.83	[2]	1.83	2.85
Portfolio turnover rate	38%	52%	33%		33%	48%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

146	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.64	$11.19	$11.38	$9.52	$7.08
Income (loss) from operations:
Net investment income	0.18	0.21	0.19	0.18	0.14
Net realized and unrealized gain (loss)	1.67	1.43	(0.20)	1.81	2.43
Total income (loss) from operations	1.85	1.64	(0.01)	1.99	2.57
Less distributions from:
Net investment income	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)
Net asset value, end of year	$14.06	$12.64	$11.19	$11.38	$9.52
Total return[2]	14.71%	14.79%	(0.02)%	20.98%	36.29%
Net assets, end of year (000s)	$1,572	$734	$306	$329	$93
Ratios to average net assets:
Gross expenses[3]	3.65%	5.99%	4.16%	5.73%	21.22%
Net expenses[3,4,5]	0.56 [6]	0.55 [6]	0.51 [6,7]	0.41 [7,8,9]	0.57 [9]
Net investment income	1.34	1.78	1.72	1.73	1.66
Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	147

Financial highlights cont’d

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011		2010
Net asset value, beginning of year	$12.64	$11.19	$11.38	$9.52		$7.07
Income (loss) from operations:
Net investment income	0.06	0.09	0.08	0.09		0.10
Net realized and unrealized gain (loss)	1.68	1.46	(0.17)	1.82		2.41
Total income (loss) from operations	1.74	1.55	(0.09)	1.91		2.51
Less distributions from:
Net investment income	(0.10)	(0.10)	(0.10)	(0.05)		(0.06)
Net realized gains	(0.22)	—	—	—		—
Total distributions	(0.32)	(0.10)	(0.10)	(0.05)		(0.06)
Net asset value, end of year	$14.06	$12.64	$11.19	$11.38		$9.52
Total return[2]	13.85%	13.93%	(0.76)%	20.08%		35.45%
Net assets, end of year (000s)	$1,630	$2,291	$2,218	$1,814		$510
Ratios to average net assets:
Gross expenses[3]	4.43%	6.51%	4.80%	6.92%		16.39%
Net expenses[3,4,5]	1.32 [6]	1.30 [6]	1.25 [6,7]	1.16	7,8,,9	1.32 [9]
Net investment income	0.42	0.80	0.75	0.88		1.09
Portfolio turnover rate	46%	48%	31%	23%		55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

148	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.65	$11.20	$11.38	$9.52	$7.08
Income (loss) from operations:
Net investment income	0.18	0.15	0.11	0.13	0.14
Net realized and unrealized gain (loss)	1.68	1.49	(0.11)	1.86	2.43
Total income (loss) from operations	1.86	1.64	(0.00) [2]	1.99	2.57
Less distributions from:
Net investment income	(0.21)	(0.19)	(0.18)	(0.13)	(0.13)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.43)	(0.19)	(0.18)	(0.13)	(0.13)
Net asset value, end of year	$14.08	$12.65	$11.20	$11.38	$9.52
Total return[3]	14.78%	14.78%	0.06%	20.95%	36.29%
Net assets, end of year (000s)	$22	$17	$39	$499	$418
Ratios to average net assets:
Gross expenses[4]	3.36%	5.21%	3.75%	5.87%	21.67%
Net expenses[4,5,6]	0.56 [7]	0.56 [7]	0.44 [7,8]	0.43 [8,9,10]	0.57 [10]
Net investment income	1.30	1.30	0.91	1.29	1.60
Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Amount represents less than $0.01 per share.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	149

Financial highlights cont’d

QS Legg Mason Target Retirement 2040

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.66	$11.19	$11.38	$9.52	$7.07
Income (loss) from operations:
Net investment income	0.25	0.09	0.14	0.11	0.12
Net realized and unrealized gain (loss)	1.57	1.54	(0.18)	1.85	2.44
Total income (loss) from operations	1.82	1.63	(0.04)	1.96	2.56
Less distributions from:
Net investment income	(0.18)	(0.16)	(0.15)	(0.10)	(0.11)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.40)	(0.16)	(0.15)	(0.10)	(0.11)
Net asset value, end of year	$14.08	$12.66	$11.19	$11.38	$9.52
Total return[2]	14.51%	14.59%	(0.27)%	20.65%	36.13%
Net assets, end of year (000s)	$259	$23	$111	$107	$87
Ratios to average net assets:
Gross expenses[3]	3.86%	5.42%	3.93%	6.16%	21.73%
Net expenses[3,4,5]	0.80 [6]	0.77 [6]	0.74 [6,7]	0.68 [7,8,9]	0.82 [9]
Net investment income	1.81	0.82	1.21	1.05	1.37
Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

150	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.64	$11.19	$11.39	$9.53	$7.08
Income (loss) from operations:
Net investment income	0.22	0.21	0.20	0.16	0.21
Net realized and unrealized gain (loss)	1.69	1.47	(0.18)	1.86	2.40
Total income from operations	1.91	1.68	0.02	2.02	2.61
Less distributions from:
Net investment income	(0.26)	(0.23)	(0.22)	(0.16)	(0.16)
Net realized gains	(0.22)	—	—	—	—
Total distributions	(0.48)	(0.23)	(0.22)	(0.16)	(0.16)
Net asset value, end of year	$14.07	$12.64	$11.19	$11.39	$9.53
Total return[2]	15.14%	15.14%	0.24%	21.26%	36.85%
Net assets, end of year (000s)	$2,148	$1,776	$1,337	$1,048	$396
Ratios to average net assets:
Gross expenses[3]	3.35%	5.27%	3.50%	5.70%	12.52%
Net expenses[3,4,5]	0.26 [6]	0.25 [6]	0.21 [6,7]	0.16 [7,8,9]	0.27 [9]
Net investment income	1.59	1.81	1.79	1.60	2.25
Portfolio turnover rate	46%	48%	31%	23%	55%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	151

Financial highlights cont’d

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.57	$11.11	$11.36	$9.52	$7.07
Income (loss) from operations:
Net investment income	0.17	0.20	0.13	0.14	0.15
Net realized and unrealized gain (loss)	1.65	1.44	(0.21)	1.84	2.43
Total income (loss) from operations	1.82	1.64	(0.08)	1.98	2.58
Less distributions from:
Net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)
Net asset value, end of year	$14.09	$12.57	$11.11	$11.36	$9.52
Total return[2]	14.44%	14.86%	(0.60)%	20.82%	36.46%
Net assets, end of year (000s)	$998	$631	$369	$229	$129
Ratios to average net assets:
Gross expenses[3]	5.60%	9.29%	5.22%	7.43%	21.04%
Net expenses[3,4,5]	0.56 [6]	0.56 [6]	0.50 [6,7]	0.42 [7,8,9]	0.57 [9]
Net investment income	1.25	1.70	1.14	1.37	1.77
Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

152	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.56	$11.11	$11.36	$9.52	$7.06
Income (loss) from operations:
Net investment income	0.05	0.08	0.08	0.07	0.11
Net realized and unrealized gain (loss)	1.67	1.46	(0.24)	1.83	2.41
Total income (loss) from operations	1.72	1.54	(0.16)	1.90	2.52
Less distributions from:
Net investment income	(0.10)	(0.09)	(0.09)	(0.06)	(0.06)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.19)	(0.09)	(0.09)	(0.06)	(0.06)
Net asset value, end of year	$14.09	$12.56	$11.11	$11.36	$9.52
Total return[2]	13.65%	13.90%	(1.34)%	19.92%	35.64%
Net assets, end of year (000s)	$881	$945	$1,073	$850	$467
Ratios to average net assets:
Gross expenses[3]	6.32%	10.01%	6.28%	8.51%	19.33%
Net expenses[3,4,5]	1.31 [6]	1.31 [6]	1.25 [6,7]	1.17 [7,8,9]	1.32 [9]
Net investment income	0.38	0.66	0.70	0.69	1.28
Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	153

Financial highlights cont’d

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.65	$11.11	$11.36	$9.52	$7.07
Income (loss) from operations:
Net investment income	0.16	0.08	0.14	0.13	0.14
Net realized and unrealized gain (loss)	1.68	1.64	(0.22)	1.85	2.44
Total income (loss) from operations	1.84	1.72	(0.08)	1.98	2.58
Less distributions from:
Net investment income	(0.21)	(0.18)	(0.17)	(0.14)	(0.13)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.30)	(0.18)	(0.17)	(0.14)	(0.13)
Net asset value, end of year	$14.19	$12.65	$11.11	$11.36	$9.52
Total return[2]	14.50%	15.59%	(0.60)%	20.81%	36.46%
Net assets, end of year (000s)	$16	$14	$233	$499	$417
Ratios to average net assets:
Gross expenses[3]	5.34%	8.43%	4.88%	7.20%	23.15%
Net expenses[3,4,5]	0.57 [6]	0.38 [6]	0.49 [6,7]	0.42 [7,8,9]	0.57 [9]
Net investment income	1.17	0.70	1.27	1.30	1.60
Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

154	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.70	$11.11	$11.36	$9.51	$7.07
Income (loss) from operations:
Net investment income	0.19	0.11	0.13	0.11	0.12
Net realized and unrealized gain (loss)	1.62	1.63	(0.23)	1.85	2.43
Total income (loss) from operations	1.81	1.74	(0.10)	1.96	2.55
Less distributions from:
Net investment income	(0.18)	(0.15)	(0.15)	(0.11)	(0.11)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.27)	(0.15)	(0.15)	(0.11)	(0.11)
Net asset value, end of year	$14.24	$12.70	$11.11	$11.36	$9.51
Total return[2]	14.26%	15.75%	(0.85)%	20.63%	35.98%
Net assets, end of year (000s)	$116	$22	$116	$112	$91
Ratios to average net assets:
Gross expenses[3]	5.53%	8.53%	5.22%	7.47%	23.06%
Net expenses[3,4,5]	0.75 [6]	0.48 [6]	0.75 [6,7]	0.67 [7,8,9]	0.82 [9]
Net investment income	1.38	0.95	1.13	1.06	1.40
Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	155

Financial highlights cont’d

QS Legg Mason Target Retirement 2045

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.56	$11.10	$11.36	$9.52	$7.07
Income (loss) from operations:
Net investment income	0.21	0.22	0.18	0.16	0.20
Net realized and unrealized gain (loss)	1.65	1.46	(0.23)	1.85	2.41
Total income (loss) from operations	1.86	1.68	(0.05)	2.01	2.61
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.21)	(0.17)	(0.16)
Net realized gains	(0.09)	—	—	—	—
Total distributions	(0.34)	(0.22)	(0.21)	(0.17)	(0.16)
Net asset value, end of year	$14.08	$12.56	$11.10	$11.36	$9.52
Total return[2]	14.89%	15.13%	(0.33)%	21.14%	36.87%
Net assets, end of year (000s)	$1,321	$946	$708	$721	$265
Ratios to average net assets:
Gross expenses[3]	5.28%	8.66%	4.79%	7.04%	15.57%
Net expenses[3,4,5]	0.26 [6]	0.26 [6]	0.22 [6,7]	0.16 [7,8,9]	0.27 [9]
Net investment income	1.52	1.88	1.67	1.52	2.21
Portfolio turnover rate	31%	39%	27%	42%	57%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

156	QS Legg Mason Target Retirement Series

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.51	$7.08
Income (loss) from operations:
Net investment income	0.17	0.19	0.15	0.17	0.15
Net realized and unrealized gain (loss)	1.66	1.46	(0.20)	1.84	2.43
Total income (loss) from operations	1.83	1.65	(0.05)	2.01	2.58
Less distributions from:
Net investment income	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Total distributions	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Net asset value, end of year	$14.25	$12.63	$11.16	$11.39	$9.51
Total return[2]	14.45%	14.83%	(0.38)%	21.14%	36.38%
Net assets, end of year (000s)	$1,408	$862	$587	$580	$147
Ratios to average net assets:
Gross expenses[3]	5.25%	9.30%	4.68%	8.52%	22.18%
Net expenses[3,4,5]	0.56 [6]	0.56 [6]	0.50 [6,7]	0.41 [7,8,9]	0.57 [9]
Net investment income	1.24	1.60	1.32	1.66	1.67
Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	157

Financial highlights cont’d

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.52	$7.07
Income (loss) from operations:
Net investment income	0.05	0.08	0.08	0.08	0.11
Net realized and unrealized gain (loss)	1.67	1.47	(0.21)	1.83	2.41
Total income (loss) from operations	1.72	1.55	(0.13)	1.91	2.52
Less distributions from:
Net investment income	(0.09)	(0.08)	(0.10)	(0.04)	(0.07)
Total distributions	(0.09)	(0.08)	(0.10)	(0.04)	(0.07)
Net asset value, end of year	$14.26	$12.63	$11.16	$11.39	$9.52
Total return[2]	13.62%	13.97%	(1.11)%	20.10%	35.67%
Net assets, end of year (000s)	$1,154	$1,294	$1,259	$847	$352
Ratios to average net assets:
Gross expenses[3]	6.12%	10.24%	5.84%	10.10%	20.80%
Net expenses[3,4,5]	1.32 [6]	1.31 [6]	1.25 [6,7]	1.17 [7,8,9]	1.33 [9]
Net investment income	0.36	0.71	0.68	0.75	1.26
Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

158	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.63	$11.15	$11.39	$9.51	$7.08
Income (loss) from operations:
Net investment income	0.16	0.10	0.12	0.13	0.14
Net realized and unrealized gain (loss)	1.66	1.56	(0.18)	1.88	2.44
Total income (loss) from operations	1.82	1.66	(0.06)	2.01	2.58
Less distributions from:
Net investment income	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Total distributions	(0.21)	(0.18)	(0.18)	(0.13)	(0.15)
Net asset value, end of year	$14.24	$12.63	$11.15	$11.39	$9.51
Total return[2]	14.36%	14.94%	(0.47)%	21.12%	36.38%
Net assets, end of year (000s)	$18	$16	$77	$500	$417
Ratios to average net assets:
Gross expenses[3]	5.01%	8.92%	4.44%	8.80%	23.99%
Net expenses[3,4,5]	0.57 [6]	0.56 [6]	0.49 [6,7]	0.43 [7,8,9]	0.58 [9]
Net investment income	1.16	0.89	1.10	1.28	1.58
Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	159

Financial highlights cont’d

QS Legg Mason Target Retirement 2050

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.70	$11.16	$11.38	$9.51	$7.08
Income (loss) from operations:
Net investment income	0.24	0.10	0.13	0.10	0.12
Net realized and unrealized gain (loss)	1.57	1.58	(0.20)	1.87	2.43
Total income (loss) from operations	1.81	1.68	(0.07)	1.97	2.55
Less distributions from:
Net investment income	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)
Total distributions	(0.20)	(0.14)	(0.15)	(0.10)	(0.12)
Net asset value, end of year	$14.31	$12.70	$11.16	$11.38	$9.51
Total return[2]	14.22%	15.18%	(0.54)%	20.71%	36.03%
Net assets, end of year (000s)	$305	$41	$129	$112	$92
Ratios to average net assets:
Gross expenses[3]	5.27%	8.94%	4.83%	9.07%	24.07%
Net expenses[3,4,5]	0.65 [6]	0.60 [6]	0.75 [6,7]	0.67 [7,8,9]	0.82 [9]
Net investment income	1.74	0.90	1.15	1.02	1.38
Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

160	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012	2011	2010
Net asset value, beginning of year	$12.63	$11.16	$11.39	$9.52	$7.08
Income (loss) from operations:
Net investment income	0.23	0.23	0.17	0.15	0.18
Net realized and unrealized gain (loss)	1.65	1.45	(0.19)	1.88	2.44
Total income (loss) from operations	1.88	1.68	(0.02)	2.03	2.62
Less distributions from:
Net investment income	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)
Total distributions	(0.26)	(0.21)	(0.21)	(0.16)	(0.18)
Net asset value, end of year	$14.25	$12.63	$11.16	$11.39	$9.52
Total return[2]	14.81%	15.18%	(0.05)%	21.30%	36.95%
Net assets, end of year (000s)	$950	$508	$294	$288	$158
Ratios to average net assets:
Gross expenses[3]	5.01%	8.93%	4.31%	8.70%	19.71%
Net expenses[3,4,5]	0.26 [6]	0.26 [6]	0.21 [6,7]	0.17 [7,8,9]	0.27 [9]
Net investment income	1.67	1.99	1.53	1.50	2.02
Portfolio turnover rate	38%	39%	35%	24%	45%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include expenses of the Underlying Funds in which the Fund invests.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[6]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[8]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	161

Financial highlights cont’d

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$13.51	$12.64	$12.48		$11.14		$8.63
Income from operations:
Net investment income	0.25	0.32	0.35	[2]	0.50	[2]	0.52	[2]
Net realized and unrealized gain	0.19	0.86	0.18		1.23		2.41
Total income from operations	0.44	1.18	0.53		1.73		2.93
Less distributions from:
Net investment income	(0.25)	(0.29)	(0.37)		(0.39)		(0.42)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.31)	(0.37)		(0.39)		(0.42)
Net asset value, end of year	$13.65	$13.51	$12.64		$12.48		$11.14
Total return[3]	3.20%	9.35%	4.36%		15.56%		34.04%
Net assets, end of year (000s)	$4,101	$2,006	$744		$492		$218
Ratios to average net assets:
Gross expenses[4]	3.50%	6.57%	5.61%		7.15%		16.53%
Net expenses[4,5,6]	0.59 [7]	0.59 [7]	0.54	[7,8]	0.45	[8,9,10]	0.61	[10]
Net investment income	1.86	2.49	2.79	[2]	4.17	[2]	5.00	[2]
Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

162	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$13.54	$12.64	$12.48		$11.14		$8.62
Income from operations:
Net investment income	0.13	0.21	0.25	[2]	0.36	[2]	0.41	[2]
Net realized and unrealized gain	0.20	0.88	0.18		1.27		2.45
Total income from operations	0.33	1.09	0.43		1.63		2.86
Less distributions from:
Net investment income	(0.13)	(0.17)	(0.27)		(0.29)		(0.34)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.18)	(0.19)	(0.27)		(0.29)		(0.34)
Net asset value, end of year	$13.69	$13.54	$12.64		$12.48		$11.14
Total return[3]	2.43%	8.62%	3.51%		14.66%		33.17%
Net assets, end of year (000s)	$1,834	$1,886	$1,253		$1,085		$537
Ratios to average net assets:
Gross expenses[4]	4.39%	7.36%	6.50%		8.29%		16.94%
Net expenses[4,5,6]	1.34 [7]	1.34 [7]	1.28	[7,8]	1.20	[8,9,10]	1.37	[10]
Net investment income	0.98	1.62	1.99	[2]	3.04	[2]	3.87	[2]
Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 1.90% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	163

Financial highlights cont’d

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class FI Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$13.50	$12.63	$12.48		$11.14		$8.63
Income from operations:
Net investment income	0.25	0.29	0.30	[2]	0.44	[2]	0.46	[2]
Net realized and unrealized gain	0.19	0.89	0.22		1.28		2.47
Total income from operations	0.44	1.18	0.52		1.72		2.93
Less distributions from:
Net investment income	(0.25)	(0.29)	(0.37)		(0.38)		(0.42)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.31)	(0.37)		(0.38)		(0.42)
Net asset value, end of year	$13.64	$13.50	$12.63		$12.48		$11.14
Total return[3]	3.13%	9.36%	4.27%		15.55%		34.04%
Net assets, end of year (000s)	$56	$48	$74		$570		$489
Ratios to average net assets:
Gross expenses[4]	3.37%	6.23%	5.20%		7.23%		19.52%
Net expenses[4,5,6]	0.59 [7]	0.59 [7]	0.50	[7,8]	0.46	[8,9,10]	0.62	[10]
Net investment income	1.84	2.22	2.34	[2]	3.68	[2]	4.53	[2]
Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 0.99%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.15% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

164	QS Legg Mason Target Retirement Series

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$13.60	$12.64	$12.48		$11.14		$8.63
Income from operations:
Net investment income	0.27	0.24	0.31	[2]	0.41	[2]	0.43	[2]
Net realized and unrealized gain	0.16	0.97	0.18		1.28		2.48
Total income from operations	0.43	1.21	0.49		1.69		2.91
Less distributions from:
Net investment income	(0.25)	(0.23)	(0.33)		(0.35)		(0.40)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.30)	(0.25)	(0.33)		(0.35)		(0.40)
Net asset value, end of year	$13.73	$13.60	$12.64		$12.48		$11.14
Total return[3]	3.12%	9.64%	4.02%		15.25%		33.69%
Net assets, end of year (000s)	$94	$19	$114		$109		$98
Ratios to average net assets:
Gross expenses[4]	3.70%	6.12%	5.61%		7.47%		19.78%
Net expenses[4,5,6]	0.62 [7]	0.70 [7]	0.78	[7,8]	0.71	[8,9,10]	0.87	[10]
Net investment income	1.94	1.87	2.45	[2]	3.43	[2]	4.28	[2]
Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.24%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.40% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

QS Legg Mason Target Retirement Series	165

Financial highlights cont’d

QS Legg Mason Target Retirement Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2014	2013	2012		2011		2010
Net asset value, beginning of year	$13.45	$12.62	$12.48		$11.14		$8.63
Income from operations:
Net investment income	0.28	0.35	0.36	[2]	0.48	[2]	0.51	[2]
Net realized and unrealized gain	0.20	0.86	0.20		1.28		2.46
Total income from operations	0.48	1.21	0.56		1.76		2.97
Less distributions from:
Net investment income	(0.29)	(0.36)	(0.42)		(0.42)		(0.46)
Net realized gains	(0.05)	(0.02)	—		—		—
Total distributions	(0.34)	(0.38)	(0.42)		(0.42)		(0.46)
Net asset value, end of year	$13.59	$13.45	$12.62		$12.48		$11.14
Total return[3]	3.55%	9.70%	4.64%		15.88%		34.45%
Net assets, end of year (000s)	$87	$66	$148		$266		$143
Ratios to average net assets:
Gross expenses[4]	3.40%	5.90%	5.34%		6.98%		17.67%
Net expenses[4,5,6]	0.29 [7]	0.29 [7]	0.23	[7,8]	0.20	[8,9,10]	0.32	[10]
Net investment income	2.09	2.67	2.83	[2]	4.00	[2]	4.95	[2]
Portfolio turnover rate	50%	47%	56%		50%		53%

[1]	Per share amounts have been calculated using the average shares method.

[2]	Net investment income includes short-term capital gain distributions from Underlying Funds.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]	Does not include expenses of the Underlying Funds in which the Fund invests.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[7]

As a result of an expense limitation arrangement, effective May 31, 2011, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs. This expense limitation arrangement cannot be terminated prior to June 1, 2015 without the Board of Trustees’ consent.

[8]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74% through May 31, 2011. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[9]

As a result of a contractual expense limitation, effective March 22, 2010 through May 31, 2010, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.74%. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

[10]

As a result of a contractual expense limitation, the ratio of expenses, other than brokerage, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.85% until March 22, 2010. The expense limitation takes into account the Underlying Funds expense ratio and brokerage commissions paid on purchases and sales of shares of ETFs.

166	QS Legg Mason Target Retirement Series

Appendix A

The performance information below relates to underlying funds in which the funds may invest. An underlying fund’s past performance is not necessarily an indication of how the underlying fund will perform in the future. Certain underlying funds may have a limited or no performance history.

This performance information is presented with respect to an underlying fund’s Class IS or I (or equivalent) shares, unless otherwise noted, or is taken from the ETFs’ websites.

Average annual total returns	1 year	5 years	10 years	Since inception	Inception date of class[2]
(for the periods ended December 31, 2013)

Underlying fund

U.S. Equity
iShares® Russell 1000 Growth Index ETF (ETF)	22.96	21.43	7.67	N/A	05/22/00
iShares® Russell 1000 Value Index ETF (ETF)	21.28	21.51	7.43	N/A	05/22/00
iShares Russell 2000 Index ETF (ETF)	38.85	20.07	9.05	N/A	05/22/00
QS Batterymarch U.S. Large Cap Equity Fund	33.33	17.28	—	7.29	04/30/08
Legg Mason BW Diversified Large Cap Value Fund	31.83	—	—	19.91	09/07/10
Legg Mason Opportunity Trust	68.45	27.86	5.35	N/A	06/26/00
ClearBridge Special Investment Trust	36.40	24.20	6.13	N/A	12/01/94
ClearBridge Aggressive Growth Fund	45.30	24.01	—	13.63	08/04/08
ClearBridge Appreciation Fund	29.77	16.28	—	9.86	08/04/08
ClearBridge Equity Income Fund	26.06	16.77	7.16	N/A	02/07/96
ClearBridge All Cap Value Fund	30.93	16.30	5.99	N/A	01/30/96
ClearBridge Large Cap Growth Fund	38.06	20.63	6.51	N/A	10/15/97
ClearBridge Large Cap Value Fund	32.17	17.02	7.46	N/A	05/29/58
ClearBridge Mid Cap Core Fund	37.81	21.26	—	12.03	08/04/08
ClearBridge Small Cap Growth Fund	45.73	25.95	—	13.86	08/04/08
ClearBridge Small Cap Value Fund	34.74	19.41	8.26	N/A	04/14/03
Royce Special Equity Fund	29.51	18.17	9.61	N/A	05/01/98
Royce Total Return Fund	32.93	18.53	9.23	N/A	12/15/93
Royce Value Fund	28.22	19.03	11.39	N/A	06/14/01
Vanguard® REIT ETF (ETF)[1]	0.93	179.31	—	131.48	09/23/04

International Equity
iShares® MSCI EAFE Index ETF (ETF)	22.62	12.27	6.77	N/A	08/14/01
QS Batterymarch International Equity Trust	21.41	9.91	—	1.11	08/04/08
ClearBridge International Value Fund	24.17	14.74	—	5.98	08/04/08

Emerging Market Equity
QS Batterymarch Emerging Markets Trust	(6.88)	11.70	—	(1.00)	08/29/08
Vanguard® FTSE Emerging Markets ETF (ETF)[1]	(3.70)	64.69	—	99.96	03/04/05

Emerging Market Fixed Income
Western Asset Emerging Markets Debt Fund	(8.07)	12.73	8.23	N/A	10/17/96

High Yield Fixed Income
Western Asset High Yield Fund	7.82	18.71	—	10.51	08/04/08

U.S. Core Fixed Income
iShares® Core Total U.S. Bond Market ETF (ETF)	(2.15)	4.13	4.33	N/A	09/22/03
iShares® Intermediate Government/Credit Bond ETF (ETF)	(1.05)	3.62	—	4.44	01/05/07
Legg Mason BW Absolute Return Opportunities Fund	1.31	—	—	5.17	02/28/11
Western Asset Core Bond Fund	(1.81)	9.46	—	7.34	08/29/08
Western Asset Core Plus Bond Fund	(0.98)	10.14	—	8.40	08/04/08
Western Asset Total Return Unconstrained Fund	1.22	9.79	—	6.54	08/04/08

QS Legg Mason Target Retirement Series	167

Average annual total returns	1 year	5 years	10 years	Since inception	Inception date of class[2]
(for the periods ended December 31, 2013)

Underlying fund

Global Fixed Income
Legg Mason BW Global Opportunities Bond Fund	(3.92)	9.92	—	6.87	11/01/06
Legg Mason BW International Opportunities Bond Fund	(3.05)	—	—	5.60	12/28/09
Western Asset Global Government Bond Fund	(6.03)	2.82	4.10	N/A	7/15/98

Inflation-Hedging
QS Legg Mason Strategic Real Return Fund	2.15	—	—	6.54	12/15/11
Western Asset Inflation Indexed Plus Bond Fund	(8.17)	5.74	—	5.47	12/18/08

Short-Term Defensive Instruments
iShares® 0-5 Year TIPS Bond ETF (ETF)	(1.73)	—	—	1.63	12/01/10
iShares® 1-3 Year Treasury Bond ETF (ETF)	0.23	0.94	2.45	N/A	07/22/02
Western Asset Institutional Liquid Reserves	0.10	0.27	1.91	N/A	10/02/92

[1]	Returns based on the ETF’s market value for the periods ending April 30, 2014 (not the net asset value).
[2]	The inception date shown is the inception date of the class of shares of the underlying funds, except the ETFs, in which the funds may invest.

iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. (“BlackRock”). Neither BlackRock nor the iShares® Funds makes any representations regarding the advisability of investing in a fund in the QS Legg Mason Target Retirement Series.

Vanguard® is a registered trademark of The Vanguard Group, Inc. (“Vanguard”). Neither Vanguard nor the Vanguard® funds makes any representations regarding the advisability of investing in a fund in the QS Legg Mason Target Retirement Series.

168	QS Legg Mason Target Retirement Series

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

–	Personal information included on applications or other forms;

–	Account balances, transactions, and mutual fund holdings and positions;

–	Online account access user IDs, passwords, security challenge question responses; and

–	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

–	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

–

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

–	The Funds’ representatives such as legal counsel, accountants and auditors; and

–	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

These pages are not part of the Prospectus.

QS Legg Mason

Target Retirement Series

QS Legg Mason Target Retirement 2015

QS Legg Mason Target Retirement 2020

QS Legg Mason Target Retirement 2025

QS Legg Mason Target Retirement 2030

QS Legg Mason Target Retirement 2035

QS Legg Mason Target Retirement 2040

QS Legg Mason Target Retirement 2045

QS Legg Mason Target Retirement 2050

QS Legg Mason Target Retirement Fund

You may visit the funds’ website, http://www.leggmason.com/ individualinvestors/prospectuses, for a free copy of a Prospectus, Statement of Additional Information (“SAI”) or an Annual or Semi-Annual Report.

Shareholder reports Additional information about the funds’ investments is available in the funds’ Annual and Semi-Annual Reports to shareholders. In the funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each fund’s performance during its last fiscal year. The independent registered public accounting firm’s report and financial statements in the funds’ Annual Report are incorporated by reference into (are legally a part of) this Prospectus.

A fund sends only one report to a household if more than one account has the same last name and same address. Contact your Service Agent or the fund if you do not want this policy to apply to you.

Statement of additional information The SAI provides more detailed information about each fund and is incorporated by reference into (is legally a part of) this Prospectus.

You can make inquiries about the funds or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the funds at 1-877-721-1926, or by writing to a fund at 100 First Stamford Place, Attn: Shareholder Services – 5th Floor, Stamford, Connecticut 06902.

Information about each fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Room, Washington, D.C. 20549-1520.

If someone makes a statement about a fund that is not in this Prospectus, you should not rely upon that information. Neither the funds nor the distributor are offering to sell shares of a fund to any person to whom the fund may not lawfully sell its shares.

(Investment Company Act

file no. 811-06444)

FDXX011229ST 06/14

June 1, 2014

LEGG MASON PARTNERS EQUITY TRUST

QS LEGG MASON TARGET RETIREMENT 2015 (“Target 2015”)

QS LEGG MASON TARGET RETIREMENT 2020 (“Target 2020”)

QS LEGG MASON TARGET RETIREMENT 2025 (“Target 2025”)

QS LEGG MASON TARGET RETIREMENT 2030 (“Target 2030”)

QS LEGG MASON TARGET RETIREMENT 2035 (“Target 2035”)

QS LEGG MASON TARGET RETIREMENT 2040 (“Target 2040”)

QS LEGG MASON TARGET RETIREMENT 2045 (“Target 2045”)

QS LEGG MASON TARGET RETIREMENT 2050 (“Target 2050”)

QS LEGG MASON TARGET RETIREMENT FUND (“Retirement Fund”)

	Target 2015	Target 2020	Target 2025	Target 2030	Target 2035	Target 2040	Target 2045	Target 2050	Retirement Fund
Class	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol	Ticker Symbol
A:	LMFAX	LMWAX	LMXAX	LMVAX	LMNAX	LMYAX	LMKAX	LMJAX	LMPAX
C:	LMFCX	LMWCX	LMXCX	LMVCX	LMTCX	LMHCX	LMKCX	LMJCX	LMRCX
FI:	LMMFX	LMWFX	LMXFX	LMQFX	LMEFX	LMYFX	LMKFX	LMJFX	LMRPX
R:	LMFRX	LMWRX	LMXRX	LMQRX	LMRRX	LMYRX	LMKRX	LMJRX	LMERX
R1:	—	—	—	—	—	—	—	—	—
I:	LMFIX	LMWIX	LMXIX	LMVIX	LMNIX	LMNRX	LMKIX	LMJIX	LMIMX
IS:	LMFSX	LMWSX	LMXSX	LMVSX	LMSSX	LMYSX	LMKSX	LMJSX	LMRSX

620 Eighth Avenue

New York, New York 10018

1-877-721-1926

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information (the “SAI”) is not a prospectus and is meant to be read in conjunction with the current Prospectus of each of QS Legg Mason Target Retirement 2015, QS Legg Mason Target Retirement 2020, QS Legg Mason Target Retirement 2025, QS Legg Mason Target Retirement 2030, QS Legg Mason Target Retirement 2035, QS Legg Mason Target Retirement 2040, QS Legg Mason Target Retirement 2045, QS Legg Mason Target Retirement 2050 (each, a “Target Fund,” and, collectively, the “Target Funds”) and QS Legg Mason Target Retirement Fund (the “Retirement Fund” and together with the Target Funds, the “funds”) dated June 1, 2014, as amended or supplemented from time to time, and is incorporated by reference in its entirety into the Prospectus.

The funds are series of Legg Mason Partners Equity Trust (the “Trust”), a Maryland statutory trust. Prior to October 5, 2009, the funds were named Legg Mason Partners Target Retirement 2015, Legg Mason Partners Target Retirement 2020, Legg Mason Partners Target Retirement 2025, Legg Mason Partners Target Retirement 2030, Legg Mason Partners Target Retirement 2035, Legg Mason Partners Target Retirement 2040, Legg Mason Partners Target Retirement 2045, Legg Mason Partners Target Retirement 2050 and Legg Mason Partners Target Retirement Fund. Prior to June 30, 2014, the funds were named Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund.

Each of the nine funds offers different levels of potential return and involves different levels of risk. Each of the funds is a “fund of funds” and may invest in a number of open-end management investment companies or series thereof (“underlying funds”). Most of the underlying funds have Legg Mason Investor Services, LLC (“LMIS” or the “distributor”), a wholly-owned broker/dealer subsidiary of Legg Mason, Inc. (“Legg Mason”), as principal underwriter and/or an investment management subsidiary of Legg Mason as investment adviser. Other underlying funds are exchange-traded funds managed by unaffiliated investment advisers.

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. The annual report contains financial statements that are incorporated herein by reference. The funds’ Prospectus and copies of the annual and semi-annual reports may be obtained free of charge by contacting banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the funds’ distributor to sell shares of the funds (each called a “Service Agent”), by writing the Trust at 100 Stamford Place, Attn: Shareholder Services — 5th Floor, Stamford, Connecticut 06902, by calling 1-877-721-1926, by sending an e-mail request to prospectus@leggmason.com, or by visiting the funds’ website at http://www.leggmason.com/individualinvestors. LMIS serves as the funds’ sole and exclusive distributor.

THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by a fund or its distributor. The Prospectus and this SAI do not constitute offerings by a fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

INVESTMENT OBJECTIVES AND MANAGEMENT POLICIES

Each fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.

The funds’ Prospectus discusses the funds’ investment objectives and policies. The following discussion supplements the description of the funds’ investment policies in the Prospectus.

Investment Objectives and Principal Investment Strategies

The investment objective of each fund is to seek the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix.

From the five years before until the five years after a fund’s target retirement date (the “Dynamic Rebalancing Period”), each fund (except the Retirement Fund) will seek to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for these funds will begin the first business day of January of the fifth year before a fund’s target retirement date and end at the close of business on the last business day of December in the fifth year after the fund’s target retirement date.

QS Legg Mason Target Retirement 2015 (“Target 2015”) is currently in its Dynamic Rebalancing Period and seeks to reduce volatility as a secondary investment objective. The Dynamic Rebalancing Period for Target 2015 will end at the close of business on December 31, 2019.

Each fund is a “fund of funds” — it invests primarily in other funds. These underlying funds are open-end funds managed by the manager or its affiliates, or exchange-traded funds (“ETFs”) that are based on an index and managed by unaffiliated investment advisers.

Each fund seeks to achieve its investment objectives by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed-income and inflation-hedging — and investment styles. Each fund (other than the Retirement Fund) is managed to the specific target date included in its name, which is intended to coincide, generally, with an investor’s retirement year, and is designed for investors expecting to retire around the target date. The year specified in a Target Fund’s name, however, is intended as a general guide, and may not necessarily represent an investor’s retirement year or the year when an investor may plan to withdraw substantially all of his or her assets from a Target Fund. The asset mix in each Target Fund has been designed on the expectation that investors will begin to withdraw assets from the Target Fund during the year specified in the Target Fund’s name, but will continue to maintain a significant portion of their investment in the Target Fund for a period of time — perhaps 10 to 20 years — following that date. While the Target Funds seek to reduce volatility during the Dynamic Rebalancing Period, a fund may not achieve its goals. You should take these factors into consideration when deciding on an investment in the funds.

The funds differ primarily due to their asset allocations among underlying funds. For each Target Fund, QS Legg Mason Global Asset Allocation, LLC (“QS LMGAA”), one of the subadvisers for each fund, allocates the fund’s assets among underlying funds according to an asset allocation strategy that becomes increasingly conservative over time. During the time that a fund’s asset allocations track the glide path, the fund’s asset mixes will gradually become more conservative until approximately 15 years after the target date, at which time the asset mix will become static. This reflects the goal of pursuing the highest total return, consistent with a reasonable amount of risk, during the investor’s pre-retirement and early retirement years. After a fund reaches its target date, that fund, by following these investment strategies, seeks to reduce the likelihood that an investor will experience a significant loss of capital at a more advanced age.

QS LMGAA is responsible for implementation of each fund’s overall asset allocation. During a fund’s Dynamic Rebalancing Period, QS LMGAA also manages the assets allocated to the Dynamic Risk Management strategy.

Western Asset Management Company (“Western Asset”), the other subadviser for the Target Funds, will manage the assets allocated to the Event Risk Management strategy, described below, for each Target Fund during the Target Fund’s Dynamic Rebalancing Period.

Target Funds

Each Target Fund generally seeks to maintain a certain Target Allocation (that is, its percentage allocation in various asset classes), except during the Target Fund’s Dynamic Rebalancing Period.

Glide Path Period. Over time, the allocation to asset classes and underlying funds will change according to a predetermined “glide path” shown in the funds’ Prospectus. The glide path represents the shifting of asset classes over time and does not apply to the Retirement Fund, which has a static asset allocation. As each Target Fund migrates to a new Target Allocation, QS LMGAA will seek to move to the new Target Allocation during the first calendar quarter of the year.

The Target Allocations reflected in the glide path (which are provided in the funds’ Prospectus) are “neutral” allocations which do not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class. QS LMGAA may from time to time make tactical increases or decreases to a Target Fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of a Target Fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

QS LMGAA may from time to time adjust a Target Fund’s glide path, changing the Target Allocations of the Target Fund for current and future periods. Such adjustments may be made to reflect secular shifts and other long-term changes in the investment environment. QS LMGAA expects any adjustments to the glide path to be made infrequently, and shareholders will be provided with notice of any such adjustments.

Dynamic Rebalancing Period. During the Dynamic Rebalancing Period, each Target Fund will not be managed strictly according to the standard Target Allocation. Instead, QS LMGAA will implement a combination of risk management strategies that will attempt to limit downside volatility within the Target Fund. These strategies include Dynamic Risk Management and Event Risk Management. Dynamic Risk Management attempts to limit losses by allocating fund assets away from equity and long-term fixed income funds. Dynamic Risk Management allocates a portion of a Target Fund’s assets into short-term defensive instruments that are expected to decline in value less than riskier assets in the event of market declines and into index options and index futures contracts that are expected to increase in value in the event of market declines. Event Risk Management invests in options and futures that are expected to increase in value in the event of declines in the broad equity and bond markets during a short period of time. Through both strategies, a Target Fund gives up some of the potential for high total return that could be achieved if the Target Fund were to follow its Target Allocation under positive market conditions. In exchange, these strategies are intended to result in less significant declines in a Target Fund’s net asset value (“NAV”) under negative market conditions. A Target Fund’s NAV will fluctuate and is not guaranteed.

Target 2015 is currently in its Dynamic Rebalancing Period and, at times, may not follow the Target Allocation indicated by the glide path. QS LMGAA will revert to managing this fund according to the Target Allocation at the end of the Dynamic Rebalancing Period on December 31, 2019.

Dynamic Risk Management — The Dynamic Risk Management strategy will seek to reduce a Target Fund’s market risk exposure and volatility. As frequently as daily, the Dynamic Risk Management strategy may increase a Target Fund’s exposure to short-term defensive instruments (including Treasury bills, money market funds and cash) in response to certain levels of negative fund performance. At other times Dynamic Risk Management may decrease a Target Fund’s exposure to short-term defensive instruments and increase its exposure to equity funds and long-term fixed income funds in order to return to the Target Fund’s Target Allocation in response to certain levels of positive fund performance. The maximum daily allocation to short-term defensive instruments will be 95% of a Target Fund’s net assets.

In response to certain levels of negative fund performance, QS LMGAA may deviate from the standard Target Allocation by increasing a Target Fund’s exposure to short-term defensive instruments (“de-risking”) based on a formula that takes into account the Target Fund’s current NAV, macro-economic conditions, and the Target Fund’s underlying volatility. In order to implement this strategy, QS LMGAA anticipates that it will initially attempt to sell shares of ETFs and other liquid securities or engage in short sale transactions involving futures. Then, QS LMGAA would redeem underlying open-end mutual fund shares as needed. In response to certain levels of positive fund performance, a Target Fund may purchase ETFs or underlying open-end mutual fund shares or cover short futures positions (when the Target Fund is not managed strictly according to the standard Target Allocation). QS LMGAA, in its discretion, will determine the levels and timing for Dynamic Risk Management. If QS LMGAA determines that de-risking is no longer appropriate, the Target Fund will reverse this process, sell short-term defensive instruments and purchase equity funds and long-term fixed income funds in accordance with the Target Fund’s Target Allocation.

QS LMGAA may from time to time make tactical increases or decreases to a fund’s investment in a particular asset class beyond the Target Allocation based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of a Target Fund’s investments in asset classes to vary from its Target Allocation in response to the markets. When varying exposures among underlying funds, QS LMGAA will examine relative values and prospects among the underlying funds’ asset classes, as well as the capacity of the underlying funds to absorb additional cash flow.

Event Risk Management — The Event Risk Management strategy will seek to reduce the impact to a Target Fund of market declines during a short period of time caused by, for example, sudden and substantial movements in the equity markets, interest rates or credit spreads. Each Target Fund initially will invest up to 2% of its net assets in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). However, a Target Fund may invest up to 7% of its net assets at the time of purchase in this strategy (as measured by the premiums paid on options or initial margin on futures contracts). If a Target Fund’s holdings in this strategy increase in value to over 7% of its net assets as a result of market movements, the Target Fund will reduce, at least monthly, the amount of its assets invested in this strategy to no more than 7% of its net assets. The value of a Target Fund’s assets invested in this strategy may be substantially higher than the value of the premiums paid or initial margin amounts on the instruments used to implement the strategy. If the value of the instruments in the Event Risk Management strategy declines after the Target Fund has engaged in “de-risking,” the Target Fund’s NAV could decline even if the broader markets rise in value. Conversely, if the value of the instruments in the Event Risk Management strategy increases after the Target Fund has engaged in “de-risking,” the Target Fund’s net asset value could increase even if the broader markets fall in value.

Western Asset’s views and outlook regarding potential unexpected market movements will determine the investments and strategies it employs in implementing the Event Risk Management strategy. During normal market conditions, a Target Fund will implement the Event Risk Management strategy through investments in options, futures, swaps or other instruments. Since the Event Risk Management strategy seeks to primarily benefit from large and unexpected market movements, there may be times when the investment and transaction costs related to hedging will result in losses to a Target Fund. The Event Risk Management strategy will be actively managed in an effort to reduce these costs when possible.

Static Allocation Period. Once a Target Fund reaches its most conservative Target Allocation — approximately 15 years after its stated retirement year — its allocation to equity funds will remain fixed at approximately 35% of the fund’s assets. The remainder will be invested in fixed income funds and inflation-hedging funds. When the Target Allocation of a Target Fund matches the Retirement Fund’s Target Allocation, which will occur approximately 15 years after the Target Fund’s target date, the Board of Trustees (the “Board”) may combine that Target Fund with the Retirement Fund, without shareholder approval.

Retirement Fund

The fund seeks to achieve its investment objective by investing in a combination of underlying funds representing a variety of broad asset classes — equity, fixed income and inflation-hedging — and investment styles. The fund maintains a static Target Allocation. The Target Allocation is a “neutral” allocation, which does not reflect tactical decisions made by QS LMGAA to overweight or underweight a particular asset class.

From time to time, QS LMGAA may make tactical increases or decreases to the fund’s investment in a particular asset class beyond the Target Allocation, based on a broad range of market and economic trends and quantitative factors. QS LMGAA may also allow the relative weightings of the fund’s investments in asset classes to vary from its Target Allocation in response to the markets. Ordinarily, the fund’s investment in equity, fixed income or inflation-hedging is not expected to vary from the Target Allocation for that asset class by more than plus/minus 10%. Beyond that range, QS LMGAA will generally rebalance the fund.

Underlying Funds

The funds’ Prospectus also discusses the investment objectives of each of the underlying funds in which the funds may invest. In pursuing their investment objectives, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the funds invest in the underlying funds, shareholders of each fund will be affected by these investment policies in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest, the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies.

There is no guarantee that the investment objectives of the funds or the underlying funds will be achieved.

INVESTMENT PRACTICES AND RISK FACTORS

The funds’ principal investment strategies are described above. The following provides additional information about these principal strategies and describes other investment strategies and practices that may be used by the underlying funds and the funds, which all involve risks of varying degrees.

Because the funds invest primarily in the underlying funds, rather than directly in securities or other instruments, the strategies and risks below are described principally by reference to the underlying funds. The strategies and risks described below may not apply to all of the underlying funds. To the extent that the funds invest directly in securities and other instruments, the strategies and risks described below are also directly applicable to the funds.

Equity Securities

General. Equity securities are subject to the following risks: the risk that their prices generally fluctuate more than those of other securities, such as debt or fixed income securities; the risk that prices of securities will go down because of the interplay of market forces, which may affect a single issuer, industry or sector of the economy, country or region, or may affect the market as a whole; the risk that an adverse company-specific event, such as an unfavorable earnings report, may negatively affect the stock price of a company in which an underlying fund invests; and the risk that an underlying fund may experience a substantial or complete loss on an individual stock.

Common Stocks. Each fund, through its investment in certain of the underlying funds or directly, may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stock. Each fund, through its investment in certain of the underlying funds or directly, may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed income securities. Holders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividend. For that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stocks of the same issuer.

Foreign Securities. Each fund may invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. The returns of the underlying funds may be adversely affected by fluctuations in value of one or more currencies relative to the U.S. dollar. Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include risks resulting from revaluation of currencies; future adverse political and economic developments; possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; possible expropriation, nationalization or confiscatory taxation; possible withholding taxes and limitations on the use or removal of funds or other assets, including the withholding of dividends; adverse changes in investment or exchange control regulations; political instability, which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility and be less liquid. Foreign securities held by certain underlying funds may not be registered with, nor the issuers thereof be subject to the reporting requirements of, the U.S. Securities and Exchange Commission (the “SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a U.S. company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. An underlying fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and many, if not all, of the foregoing considerations apply to such investments as well. These risks are intensified when investing in countries with developing economies and securities markets, also known as “emerging markets.”

The costs associated with investment in the securities of foreign issuers, including withholding taxes, brokerage commissions and custodial fees, may be higher than those associated with investment in domestic issuers. In addition, foreign investment transactions may be subject to difficulties associated with the settlement of such transactions. Transactions in securities of foreign issuers may be subject to less efficient settlement practices, including extended clearance and settlement periods. Delays in settlement could result in temporary periods when assets of an underlying fund are uninvested and no return can be earned on them. The inability of an underlying fund to make intended investments due to settlement problems could cause the fund to miss attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result in losses to an underlying fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in liability to the purchaser.

Since certain underlying funds may invest in securities denominated in currencies other than the U.S. dollar and since some underlying funds may hold foreign currencies, such funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between such currencies and the U.S. dollar. Changes in currency exchange rates may influence the value of a fund’s shares and also may affect the value of dividends and interest earned by an underlying fund and gains and losses realized by the fund. Exchange rates are determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments, other economic and financial conditions, government intervention, speculation and other factors.

The operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a fund investing in such fund.

Each fund, through its investment in certain of the underlying funds or directly, may invest in securities of emerging markets. The risks of investing in foreign securities are heightened for investments in emerging markets and securities of their governments.

Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely and significantly by economic conditions, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

While some emerging market countries have sought to develop a number of corrective mechanisms to reduce inflation or mitigate its effects, inflation may continue to have significant effects both on emerging market economies and their securities markets. In addition, many of the currencies of emerging market countries have experienced steady devaluations relative to the U.S. dollar, and major devaluations have occurred in certain countries.

Because of the high levels of foreign-denominated debt owed by many emerging market countries, fluctuating exchange rates can significantly affect the debt service obligations of those countries. This could, in turn, affect local interest rates, profit margins and exports, which are a major source of foreign exchange earnings.

To the extent an emerging market country faces a liquidity crisis with respect to its foreign exchange reserves, it may increase restrictions on the outflow of any foreign exchange. Repatriation is ultimately dependent on the ability of a fund to liquidate its investments and convert the local currency proceeds obtained from such liquidation into U.S. dollars. Where this conversion must be done through official channels (usually the central bank or certain authorized commercial banks), the ability to obtain U.S. dollars is dependent on the availability of such U.S. dollars through those channels and, if available, upon the willingness of those channels to allocate those U.S. dollars to a fund. A fund’s ability to obtain U.S. dollars may be adversely affected by any increased restrictions imposed on the outflow of foreign exchange. If a fund is unable to repatriate any amounts due to exchange controls, it may be required to accept an obligation payable at some future date by the central bank or other governmental entity of the jurisdiction involved. If such conversion can legally be done outside official channels, either directly or indirectly, a fund’s ability to obtain U.S. dollars may not be affected as much by any increased restrictions except to the extent of the price which may be required to be paid for the U.S. dollars.

Many emerging market countries have little experience with the corporate form of business organization and may not have well-developed corporation and business laws or concepts of fiduciary duty in the business context.

The securities markets of emerging markets are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets; enforcement of existing regulations has been extremely limited. Investing in the securities of companies in emerging markets may entail special risks relating to the potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, the fund could lose its entire investment in any such country. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country.

Some emerging markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a fund to make intended securities purchases due to settlement problems could cause the fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a fund due to subsequent declines in the value of the portfolio security or, if a fund has entered into a contract to sell the security, in possible liability to the purchaser.

The risk also exists that an emergency situation may arise in one or more emerging markets as a result of which trading of securities may cease or may be substantially curtailed and prices for a fund’s portfolio securities in such markets may not be readily available. Section 22(e) of the 1940 Act permits a registered investment company to suspend redemption of its shares for any period during which an emergency exists, as determined by the SEC. Accordingly, if a fund believes that appropriate circumstances warrant, it will promptly apply to the SEC for a determination that an emergency exists within the meaning of Section 22(a) of the 1940 Act. During the period commencing from the fund’s identification of such conditions until the date of SEC action, the portfolio securities in the affected markets will be valued at fair value as determined in good faith by or under the direction of the Board.

Although it might be theoretically possible to hedge for anticipated income and gains, the ongoing and indeterminate nature of the risks associated with emerging market investing (and the costs associated with hedging transactions) makes it very difficult to hedge effectively against such risks.

Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. In addition, it may be difficult for the fund to pursue claims against a foreign issuer in the courts of a foreign country. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, the fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit the fund’s investment in those markets and may increase the expenses of the fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of the fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely and significantly by economic conditions in the countries with which they trade. Whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, financial and other difficulties, the value and liquidity of the fund’s investments may be negatively affected by the conditions in the countries experiencing the difficulties.

Europe-Recent Events. A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within and without Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In addition, one or more countries may abandon the euro, the common currency of the European Union, and/or withdraw from the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. Whether or not the funds or the underlying funds invest in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the funds’ investments.

Equity-Linked Notes. Equity-linked notes (“ELNs”) are securities that are valued based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying local equity securities where an underlying fund may not have established local access. Investors in ELNs are subject to risk of loss of principal investment.

American, European and Global Depositary Receipts. Each fund, through its investment in certain of the underlying funds or directly, may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. market. Usually issued by a U.S. bank or trust company, ADRs are receipts that demonstrate ownership of underlying foreign securities. ADRs may be sponsored or unsponsored; issuers of securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the United States. Accordingly, there may be less information available about such issuers than there is with respect to domestic companies and issuers of securities underlying sponsored ADRs. Certain underlying funds may also invest in Global Depositary Receipts (“GDRs”), EDRs and other similar instruments, which are receipts that are often denominated in U.S. dollars and are issued by either a U.S. or non-U.S. bank evidencing ownership of underlying foreign securities. Even where they are denominated in U.S. dollars, depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency. EDRs are issued in bearer form and are designed for use in European securities markets. GDRs are tradable both in the United States and Europe and are designed for use throughout the world.

For purposes of a fund’s investment policies, depositary receipts generally are deemed to have the same classifications as the underlying securities they represent. Thus, a depositary receipt representing ownership of common stock will be treated as common stock.

Warrants. A warrant entitles an underlying fund to purchase common stock from the issuer at a specified price and time. Since a warrant does not carry with it the right to dividends or voting rights with respect to securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Model Risk. The proprietary models that may be used by certain underlying funds’ advisers to evaluate securities or securities markets are based on the adviser’s understanding of the interplay of market factors and do not assure successful investment. The markets or the prices of individual securities may be affected by factors not foreseen in developing the models.

Style Risk. The value approach to investing involves the risk that value stocks may remain undervalued. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, while the market concentrates on “growth” stocks. Value funds often concentrate much of their investments in certain industries, and thus will be more susceptible to factors adversely affecting issuers within that industry than would a more diversified portfolio of securities. In addition, the market values of growth stocks may be more volatile than other types of investments and may lack dividends that can cushion share prices during market declines. The returns on growth securities may or may not move in tandem with the returns of other styles of investing or the overall stock markets.

Capitalization Risk. Investments in securities of companies with small and medium market capitalizations are generally considered to offer greater opportunity for appreciation but involve special risks. The securities of those companies may be subject to more abrupt fluctuations in market price than larger, more established companies. Small- to medium-sized companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. In addition to exhibiting greater volatility, small and medium capitalization company stocks may, to a degree, fluctuate independently of larger company stocks, i.e., small and medium capitalization company stocks may decline in price as the prices of large company stocks rise or vice versa. Micro-cap companies may be newly formed or in the early stages of development with limited product lines, markets or financial resources. Therefore, micro-cap companies may be less financially secure than large, medium or small capitalization companies and may be more vulnerable to key personnel losses due to reliance on a smaller number of management personnel. In addition, there may be less public information available about these companies. Micro-cap stock prices may be more volatile than large, medium and small capitalization companies and such stocks may be more thinly traded and thus difficult for an underlying fund to buy and sell in the market.

Fixed Income Securities

General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

Many fixed income securities, especially those issued at high interest rates and with longer maturities, provide that the issuer may repay them early. Issuers often exercise this right when prevailing interest rates are lower than the interest rate of the security. Accordingly, holders of callable securities may not benefit fully from the increase in value that other fixed income securities experience when rates decline. Furthermore, the underlying funds most likely would have to reinvest the proceeds of the payoff at current yields, which would be lower than those paid by the security that was paid off.

Each fund, through its investment in certain of the underlying funds or directly, may invest in high quality, high grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service, Inc. (“Moody’s”) (Aaa or Aa) or Standard & Poor’s, a subsidiary of The McGraw-Hill Companies, Inc. (“S&P”) (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB) or determined by the underlying fund’s adviser to be of comparable quality. Securities rated Baa or BBB have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

High Yield Securities. Each fund, through its investment in certain of the underlying funds or directly, may invest in securities rated below investment grade, that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings by Moody’s and S&P.

Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating NAV or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss because of default by such issuers is significantly greater because below investment grade securities and comparable non-rated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

Convertible Securities. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange value.

Convertible securities are subject both to the stock market risk associated with equity securities and to the credit and interest rate risks associated with fixed income securities. As the market price of the equity security underlying a convertible security falls, the convertible security tends to trade on the basis of its yield and other fixed income characteristics. As the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features.

Synthetic convertible securities are created by combining non convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

Convertible securities generally are subordinated to other similar but non convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Convertible securities typically have lower ratings than similar nonconvertible securities because of the subordination feature.

Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by U.S. banks (including their branches located outside the United States and subsidiaries located in Canada), U.S. branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

CDs are short-term negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

U.S. Government Securities. U.S. government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. government agencies or instrumentalities that are supported by any of the following: (a) the full faith and credit of the U.S. government (such as Government National Mortgage Association (“Ginnie Mae”) certificates); (b) the right of the issuer to borrow an amount limited to specific line of credit from the U.S. government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae (formally known as the Federal National Mortgage Association)); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac (formally known as the Federal Home Loan Mortgage Corporation)). In the case of obligations not backed by the full faith and credit of the United States, a fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S.

government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates. Since the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a fund or an underlying fund may invest in obligations issued by such an instrumentality if its adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund or the underlying fund, as the case may be.

Inflation-Indexed Securities. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the index-based accruals as part of a semiannual coupon. An underlying fund may also invest in inflation-indexed securities with other structures or characteristics as such securities become available in the market. It is currently expected that other types of inflation indexed securities would have characteristics similar to those described below.

U.S. Treasury Inflation Protected Securities (“U.S. TIPS”) are fixed income securities issued by the U.S. Department of Treasury, the principal amounts of which are adjusted daily based upon changes in the rate of inflation (currently represented by the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), calculated with a two-month lag). The U.S. Department of the Treasury issues U.S. TIPS in maturities of five, ten and thirty years. U.S. TIPS pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value that has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed for U.S. TIPS, even during a period of deflation. However, because the principal amount of U.S. TIPS would be adjusted downward during a period of deflation, an underlying fund will be subject to deflation risk with respect to their investments in these securities. In addition, the current market value of the bonds is not guaranteed, and will fluctuate. If an underlying fund purchases U.S. TIPS in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the underlying fund may experience a loss if there is a subsequent period of deflation. An underlying fund may also invest in other inflation related bonds which may or may not provide a guarantee of principal. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal amount.

Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase at that time. As a result, an underlying fund investing in inflation-indexed securities could be required at times to liquidate other investments, including when it is not advantageous to do so, in order to satisfy its distribution requirements as a regulated investment company and to eliminate any fund-level income tax liability under the Internal Revenue Code of 1986, as amended (the “Code”).

An underlying fund may invest in inflation-indexed securities issued in any country.

Real Estate Investment Trusts (“REITs”). REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on net income and gains it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While an underlying fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

REITs (especially mortgage REITs) are subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of an underlying fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of net income and gains under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain “special purpose” REITs in which an underlying fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their taxable years, to change the characterization of the net income and gains they have distributed during the preceding year. If this happens, an underlying fund could be required to issue revised notices to its shareholders changing the character of the underlying fund’s distributions.

A fund or an underlying fund may invest wholly or partially in REITs by investing in ETFs that invest in REITs.

Mortgage-Related Securities. Mortgage-related securities provide capital for mortgage loans made to residential homeowners and include securities that represent interests in pools of mortgage loans made by lenders such as savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled for sale to investors (such as an underlying fund) by various governmental, government-related and private organizations, such as dealers. The market value of mortgage-related securities will fluctuate as a result of changes in interest rates and mortgage rates.

Interests in pools of mortgage loans generally provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Securities issued by Ginnie Mae and Fannie Mae are fully modified pass-through securities, i.e., the timely payment of principal and interest is guaranteed by the issuer. Freddie Mac securities are modified pass-through securities, i.e., the timely payment of interest is guaranteed by Freddie Mac, principal is passed through as collected but payment thereof is guaranteed not later than one year after it becomes payable.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. The mortgage-backed securities (“MBS”) guaranteed by Ginnie Mae are backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac are stockholder-owned companies chartered by Congress. Fannie Mae and Freddie Mac guarantee the securities they issue as to timely payment of principal and interest, but such guarantee is not backed by the full faith and credit of the United States.

Commercial banks, savings and loan institutions, mortgage bankers and other secondary market issuers, such as dealers, create pass-through pools of conventional residential mortgage loans. Such issuers also may be the originators of the underlying mortgage loans. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments with respect to such pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. There can be no assurance that the private insurers can meet their obligations under the policies. The underlying funds may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the persons creating the pools, its adviser determines that the securities are an appropriate investment for the underlying fund.

Another type of security representing an interest in a pool of mortgage loans is known as a collateralized mortgage obligation (“CMO”). CMOs represent interests in a short-term, intermediate-term or long-term portion of a mortgage pool. Each portion of the pool receives monthly interest payments, but the principal repayments pass through to the short-term CMO first and to the long-term CMO last. A CMO permits an investor to more accurately predict the rate of principal repayments. CMOs are issued by private issuers, such as broker/dealers, and by government agencies, such as Fannie Mae and Freddie Mac. Investments in CMOs are subject to the same risks as direct investments in the underlying MBS. In addition, in the event of a bankruptcy or other default of a broker that issued the CMO held by a fund, the fund could experience delays in liquidating both its position and losses. An underlying fund may invest in CMOs in any rating category of the recognized rating services and may invest in unrated CMOs. An underlying fund may also invest in “stripped” CMOs, which represent only the income portion or the principal portion of the CMO. The values of stripped CMOs are very sensitive to interest rate changes; accordingly, these instruments present a greater risk of loss than conventional MBS.

Governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be second mortgages or alternative mortgage instruments (for example, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed-rate mortgages). As new types of mortgage-related securities are developed and offered to investors, an underlying fund’s adviser may, consistent with the underlying fund’s investment objective and policies, consider making investments in such new types of securities.

The average life of securities representing interests in pools of mortgage loans is likely to be substantially less than the original maturity of the mortgage pools as a result of prepayments or foreclosures of such mortgages. Prepayments are passed through to the registered holder with the regular monthly payments of principal and interest, and have the effect of reducing future payments. To the extent the mortgages underlying a security representing an interest in a pool of mortgages are prepaid, an underlying fund may experience a loss (if the price at which the respective security was acquired by the fund was at a premium over par, which represents the price at which the security will be redeemed upon prepayment) or a gain (if the price at which the respective security was acquired by the fund was at a discount from par). In addition, prepayments of such securities held by the fund will reduce the share price of the fund to the extent the market value of the securities at the time of prepayment exceeds their par value and will increase the share price of the fund to the extent the par value of the securities exceeds their market value at the time of prepayment. Prepayments may occur with greater frequency in periods of declining mortgage rates because, among other reasons, it may be possible for mortgagors to refinance their outstanding mortgages at lower interest rates. When market interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancing slows, which lengthens the effective maturities of these securities. As a result, the negative effect of rate increases on the market value of mortgage securities is usually more pronounced than it is for other types of fixed income securities.

Asset-Backed Securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets, or as debt instruments, which are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The pool of assets generally represents the obligations of a number of different parties. Asset-backed securities frequently carry credit protection in the form of extra collateral, subordinated certificates, cash reserve accounts, letters of credit or other enhancements. For example, payments of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or other enhancement issued by a financial institution unaffiliated with the entities issuing the securities. Assets which, to date, have been used to back asset-backed securities include motor vehicle installment sales contracts or installment loans secured by motor vehicles, and receivables from revolving credit (credit card) agreements.

Asset-backed securities present certain risks which are, generally, related to limited interests, if any, in related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. Other types of asset-backed securities will be subject to the risks associated with the underlying assets. If a letter of credit or other form of credit enhancement is exhausted or otherwise unavailable, holders of asset-backed securities may also experience delays in payments or losses if the full amounts due on underlying assets are not realized.

Sovereign Government and Supranational Debt. The funds, through investment in certain underlying funds or directly, may invest in all types of debt securities of governmental issuers in all countries, including emerging markets. These sovereign debt securities may include: debt securities issued or guaranteed by governments, governmental agencies or instrumentalities and political subdivisions located in emerging market countries; debt securities issued by government owned, controlled or sponsored entities located in emerging market countries; interests in entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers; Brady Bonds, which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness; participations in loans between emerging market governments and financial institutions; or debt securities issued by supranational entities such as the World Bank. A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction or development.

Sovereign debt is subject to risks in addition to those relating to non-U.S. investments generally. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which the sovereign debtor may be subject. Sovereign debtors may also be dependent on disbursements or assistance from foreign governments or multinational agencies, the country’s access to trade and other international credits, and the country’s balance of trade. Assistance may be dependent on a country’s implementation of austerity measures and reforms, which measures may limit or be perceived to limit economic growth and recovery. Some sovereign debtors have rescheduled their debt payments, declared moratoria on payments or restructured their debt to effectively eliminate portions of it, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Brady Bonds. Each fund, through its investment in certain of the underlying funds or directly, may invest in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries, including Argentina, Bolivia, Brazil, Bulgaria, Costa Rica, the Dominican Republic, Ecuador, Jordan, Mexico, Niger, Nigeria, Panama, Peru, the Philippines, Poland, Uruguay and Venezuela.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar) and are actively traded in the over-the-counter (“OTC”) secondary market. Brady Bonds are not considered to be U.S. government securities. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed-rate par bonds or floating-rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero-coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed-rate bonds, is equal to at least one year of interest payments or, in the case of floating-rate bonds, initially is equal to at least one year’s interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (the uncollateralized amounts constitute the “residual risk”).

A significant amount of the Brady Bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are to be viewed as speculative.

Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Bank Obligations. Recently enacted legislation will affect virtually every area of banking and financial regulation. The impact of the regulation is not yet known and may not be known for some time. In addition, new regulations to be promulgated pursuant to the legislation could adversely affect each fund’s and the underlying funds’ investments in money market instruments.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency (the “COTC”) and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held by the fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the COTC and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the subadviser, Western Asset or the underlying funds’ advisers, as applicable, will carefully evaluate such investments on a case-by-case basis.

Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate.

Such ratings, however, are relative and subjective, are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings may be used by the underlying funds as initial criteria for the selection of portfolio securities, but the adviser of an underlying fund also will rely upon other factors to evaluate potential investments. Among the factors that may be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

Subsequent to its purchase by a fund or an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events may require sale of such securities by a fund, but QS LMGAA or the adviser of an underlying fund may consider such events in its determination of whether such fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or because of a corporate reorganization, a fund or an underlying fund may attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Derivatives

General. Each fund may invest, through its investment in certain of the underlying funds, in certain derivative instruments (also called “Financial Instruments”) discussed below, to attempt to enhance its return or to attempt to hedge its investments, among other things, as described in an underlying fund’s prospectus. In addition, each fund, except the Retirement Fund, may invest directly in Financial Instruments as described in the funds’ Prospectus. Except as otherwise provided in the Prospectus, this SAI or by applicable law, each fund may purchase and sell any type of Financial Instrument. A fund may choose not to make use of derivatives for a variety of reasons, and no assurance can be given that any derivatives strategy employed will be successful.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

The use of Financial Instruments may be limited by applicable law and any applicable regulations of the SEC, the Commodity Futures Trading Commission (the “CFTC”), or the exchanges on which some Financial Instruments may be traded. (Note, however, that some Financial Instruments that a fund or an underlying fund may use may not be listed on any exchange and may not be regulated by the SEC or the CFTC.) In addition, a fund’s ability to use Financial Instruments may be limited by tax considerations.

In addition to the instruments and strategies discussed in this section, the subadvisers or the advisers of the underlying funds may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These opportunities may become available as the subadvisers or the advisers of the underlying funds develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The subadvisers or the advisers of the underlying funds may utilize these opportunities and techniques to the extent that they are consistent with a fund’s investment objectives and permitted by its investment limitations and applicable regulatory authorities. These opportunities and techniques may involve risks different from or in addition to those summarized herein.

This discussion is not intended to limit a fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the fund as broadly as possible. Statements concerning what each fund may do are not intended to limit any other activity. Also, as with any investment or investment technique, even when the Prospectus or this discussion indicates that the funds may engage in an activity, they may not actually do so for a variety of reasons, including cost considerations.

Summary of Certain Risks. The use of Financial Instruments involves special considerations and risks, certain of which are summarized below, and may result in losses to a fund. In general, the use of Financial

Instruments may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk or exposure assumed. Even a small investment in derivatives may magnify or otherwise increase investment losses to a fund. As noted above, there can be no assurance that any derivatives strategy will succeed.

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Financial Instruments are subject to the risk that the market value of the derivative itself or the market value of underlying instruments will change in a way adverse to a fund’s interest. Many Financial Instruments are complex, and successful use of them depends in part upon an adviser’s ability to forecast correctly future market trends and other financial or economic factors or the value of an underlying security, index, interest rate, currency or other instrument or measure. Even if the adviser’s forecasts are correct, other factors may cause distortions or dislocations in the markets that result in unsuccessful transactions. Financial Instruments may behave in unexpected ways, especially in abnormal or volatile market conditions.

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A fund may be required to maintain assets as “cover,” maintain segregated accounts, post collateral or make margin payments when it takes positions in Financial Instruments. Assets that are segregated or used as cover, margin or collateral may be required to be in the form of cash or liquid securities, and typically may not be sold while the position in the Financial Instrument is open unless they are replaced with other appropriate assets. If markets move against a fund’s position, the fund may be required to maintain or post additional assets and may have to dispose of existing investments to obtain assets acceptable as collateral or margin. This may prevent it from pursuing its investment objectives. Assets that are segregated or used as cover, margin or collateral typically are invested, and these investments are subject to risk and may result in losses to the fund. These losses may be substantial, and may be in addition to losses incurred by using the Financial Instrument in question. If a fund is unable to close out its positions, it may be required to continue to maintain such assets or accounts or make such payments until the positions expire or mature, and the fund will continue to be subject to investment risk on the assets. In addition, a fund may not be able to recover the full amount of its margin from an intermediary if that intermediary were to experience financial difficulty. Segregation, cover, margin and collateral requirements may impair a fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require a fund to sell a portfolio security or close out a derivatives position at a disadvantageous time or price.

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A fund’s ability to close out or unwind a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position. If there is no market or a fund is not successful in its negotiations, the fund may not be able to sell or unwind the derivative position at a particular time or at an anticipated price. This may also be the case if the counterparty to the Financial Instrument becomes insolvent. A fund may be required to make delivery of portfolio securities or other assets underlying a Financial Instrument in order to close out a position or to sell portfolio securities or assets at a disadvantageous time or price in order to obtain cash to close out the position. While the position remains open, a fund continues to be subject to investment risk on the Financial Instrument. A fund may or may not be able to take other actions or enter into other transactions, including hedging transactions, to limit or reduce its exposure to the Financial Instrument.

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Certain Financial Instruments transactions may have a leveraging effect on a fund, and adverse changes in the value of the underlying security, index, interest rate, currency or other instrument or measure can result in losses substantially greater than the amount invested in the Financial Instrument itself. When a fund engages in transactions that have a leveraging effect, the value of a fund is likely to be more volatile and all other risks also are likely to be compounded. This is because leverage generally magnifies the effect of any increase or decrease in the value of an asset and creates investment risk with respect to a larger pool of assets than the fund would otherwise have. Certain Financial Instruments have the potential for unlimited loss, regardless of the size of the initial investment.

•	Many Financial Instruments may be difficult to value, which may result in increased payment requirements to counterparties or a loss of value to a fund.

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Liquidity risk exists when a particular Financial Instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid, a fund may be unable to initiate a transaction or liquidate a position at an advantageous time or price. Certain Financial Instruments, including certain over-the-counter (“OTC”) options and swaps, may be considered illiquid and therefore subject to the fund’s limitation on illiquid investments.

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In a hedging transaction there may be imperfect correlation, or even no correlation, between the identity, price or price movements of a Financial Instrument and the identity, price or price movements of the investments being hedged. This lack of correlation may cause the hedge to be unsuccessful and may result in a fund incurring substantial losses and/or not achieving anticipated gains. Even if the strategy works as intended, a fund might have been in a better position had it not attempted to hedge at all.

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Financial Instruments used for non-hedging purposes may result in losses which would not be offset by increases in the value of portfolio holdings or declines in the cost of securities or other assets to be acquired. In the event that a fund uses a Financial Instrument as an alternative to purchasing or selling other investments or in order to obtain desired exposure to an index or market, a fund will be exposed to the same risks as are incurred in purchasing or selling the other investments directly, as well as the risks of the transaction itself.

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Certain Financial Instruments involve the risk of loss resulting from the insolvency or bankruptcy of the counterparty or the failure by the counterparty to make required payments or otherwise comply with the terms of the contract. In the event of default by a counterparty, a fund may have contractual remedies pursuant to the agreements related to the transaction, which may be limited by applicable law in the case of the counterparty’s bankruptcy.

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Financial Instruments involve operational risk. There may be incomplete or erroneous documentation or inadequate collateral or margin, or transactions may fail to settle. For Financial Instruments not guaranteed by an exchange or clearinghouse, the fund may have only contractual remedies in the event of a counterparty default, and there may be delays, costs or disagreements as to the meaning of contractual terms and litigation in enforcing those remedies.

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Certain Financial Instruments transactions, including certain options, swaps, forward contracts, and certain options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (“OTC derivatives”), rather than being traded on exchanges or in markets registered with the CFTC or the SEC. Many of the protections afforded to exchange participants will not be available to participants in OTC derivatives transactions. For example, OTC derivatives transactions are not subject to the guarantee of an exchange, and only OTC derivatives that either are required to be cleared or submitted voluntarily for clearing to a clearinghouse will enjoy the protections that central clearing provides against default by the original counterparty to the trade. In an OTC derivatives transaction that is not cleared, the fund bears the risk of default by its counterparty. In a cleared derivatives transaction, a fund is instead exposed to the risk of default of the clearinghouse and the risk of default of the broker through which it has entered into the transaction. Information available on counterparty creditworthiness may be incomplete or outdated, thus reducing the ability to anticipate counterparty defaults.

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Financial Instruments transactions conducted outside the United States may not be conducted in the same manner as those entered into on U.S. exchanges, and may be subject to different margin, exercise, settlement or expiration procedures. Many of the risks of OTC derivatives transactions are also applicable to Financial Instruments used outside the United States. Financial Instruments used outside the United States also are subject to the risks affecting foreign securities, currencies and other instruments.

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Financial Instruments involving currency are subject to additional risks. Currency related transactions may be negatively affected by government exchange controls, blockages, and manipulations. Exchange rates may be influenced by factors extrinsic to a country’s economy. Also, there is no systematic reporting of last sale information with respect to foreign currencies. As a result, the information on which trading in currency derivatives is based may not be as complete as, and may be delayed beyond, comparable data for other transactions.

•	Use of Financial Instruments involves transaction costs, which may be significant. Use of Financial Instruments also may increase the amount of taxable income to shareholders.

Options on Securities. Each fund, through its investment in certain of the underlying funds and directly, may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in option transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by a fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively.

A fund may write (a) in-the-money call options when its adviser expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Writing out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of a fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, a fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (“OCC”) or similar clearing corporations and the securities exchange on which the option is written.

Each fund, through its investment in certain of the underlying funds and directly, may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the OTC market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the OTC market. Certain underlying funds with option-writing authority may write options only on national securities exchanges or in the OTC market.

A fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the fund initially paid for the original option plus the related transaction costs.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist or may cease to exist. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the OCC and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that a fund and other clients of its adviser and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by a fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stock with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, the fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Additional risks exist with respect to certain of the U.S. government securities for which a fund may write covered call options. If a fund writes covered call options on MBS, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing the appropriate additional amount of those securities.

Stock Index Options. Each fund, through its investment in certain of the underlying funds and directly, may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange (“NYSE”) Composite Index or the Canadian Market Portfolio Index, or a narrower market or industry index such as the S&P 100 Index, the NYSE Arca Oil Index or the NYSE Arca Computer Technology Index.

Options on stock indexes are generally similar to options on stock except for the delivery requirements. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of a fund being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

A fund may engage in stock index options transactions when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

Currency Transactions. Each fund, through its investment in certain of the underlying funds and directly, may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates.

A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

To attempt to hedge against adverse movements in exchange rates between currencies, a fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (“transaction hedging”). Further, when the adviser believes that a particular currency may decline compared to the U.S. dollar or another currency, the fund may enter into a forward currency contract to sell the currency the adviser expects to decline in an amount approximating the value of some or all of the fund’s securities denominated in that currency. When the adviser believes that one currency may decline against a currency in which some or all of the portfolio securities held by the fund are denominated, it may enter into a forward contract to buy the currency expected to appreciate for a fixed amount (“position hedging”). In this situation, the fund may, in the alternative, enter into a forward currency contract to sell a different currency for a fixed amount of the currency expected to decline where the adviser believes that the value of the currency to be sold pursuant to the forward currency contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the fund are denominated (“cross hedging”). The fund’s custodian places cash or other liquid assets in a separate account of the fund having a value equal to the aggregate amount of the fund’s commitments under forward currency contracts entered into with respect to position hedges and cross hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments with respect to such contracts.

At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

Foreign Currency Options. Each fund, through its investment in certain of the underlying funds and directly, may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time that the option expires.

A fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the U.S. dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the U.S. dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in U.S. dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the fund could enter into contracts to purchase the stock index (known as taking a “long” position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the fund’s not participating in a market advance. The fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a “short” position) as it purchases individual stocks. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

The funds may also engage in short sales of futures related to any of a fund’s long-term investments (including equity, fixed income and inflation-hedging investments) to reduce the fund’s exposure to these long-term investments. These futures may include futures on narrow-based indexes and broad-based indexes, U.S. Treasury futures and other exchange-traded futures.

Each fund, through its investment in certain of the underlying funds and directly, may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the OTC market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation, but the funds and some underlying funds may enter into futures contracts for non-hedging purposes, i.e., to increase total return. The ability of the funds to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company and CFTC regulations, as described below.

No consideration will be paid or received by a fund upon the purchase or sale of a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 2% to 10% of the contract amount (this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract, which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” In addition, when the fund enters into a long position in a futures contract or an option on a futures contract, it must maintain an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the fund’s commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although a fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

The current view of the staff of the SEC is that a fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid assets and segregated with the fund’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

Commodity Exchange Act Regulation. The funds are operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the funds, from registration as a “commodity pool operator” with respect to the funds under the Commodity Exchange Act (the “CEA”), and, therefore, are not subject to registration or regulation with respect to the funds under the CEA. As a result, the funds are limited in their ability to trade instruments subject to the CFTC’s jurisdiction, including commodity futures (which include futures on broad-based securities indexes, interest rate futures and currency futures), options on commodity futures, certain swaps or other investments (whether directly or indirectly through investments in other investment vehicles).

Under this exclusion, the funds must satisfy one of the following two trading limitations whenever it enters into a new commodity trading position: (1) the aggregate initial margin and premiums required to establish a fund’s positions in CFTC-regulated instruments may not exceed 5% of the liquidation value of a fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such investments); or (2) the aggregate net notional value of such instruments, determined at the time the most recent position was established, may not exceed 100% of the liquidation value of a fund’s portfolio (after accounting for unrealized profits and unrealized losses on any such positions). The funds would not be required to consider its exposure to such instruments if they were held for “bona fide hedging” purposes, as such term is defined in the rules of the CFTC. In addition to meeting one of the foregoing trading limitations, the funds may not market itself as a commodity pool or otherwise as a vehicle for trading in the markets for CFTC-regulated instruments.

As noted above, the funds and the underlying funds may be exposed to commodity interests indirectly in excess of the limits described in the prior paragraph. Such exposure may result from the funds’ investment in other investment vehicles, including investment companies that are not managed by the funds’ manager or one of its affiliates, certain securitized vehicles that may invest in commodity interests and/or non-equity REITs that may invest in commodity interests. These investment vehicles are referred to collectively as “underlying investment vehicles.” The manager may have limited or no information as to what an underlying investment vehicle may be invested in at any given time, because they are not managed by the manager or persons affiliated with the manager and their holdings will likely change over time. To address this lack of transparency, the CFTC staff has issued a no-action letter permitting the manager of a fund that invests in such underlying investment vehicles to register as a commodity pool operator (a “CPO”) or to claim the exclusion from the CPO definition until six months from the date on which the CFTC issues additional guidance on the application of de minimis thresholds in the context of the CFTC exemptive rules. In order to rely on this no-action relief, the manager must meet certain conditions (including certain compliance measures), and otherwise be able to rely on a claim of exclusion from the CPO definition. The funds’ manager has filed the required notice to claim this no-action relief.

Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Since the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the NAV of a fund investing in the options.

Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

Commodity-Linked Derivative Instruments. Investments by a fund in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The means by which a fund seeks exposure to commodities, both directly and indirectly, including through derivatives, may be limited by the fund’s intention to qualify as a regulated investment company under the Code and by CFTC regulations noted above.

An exchange-traded commodity futures contract is a derivative that provides for the purchase and sale of a specified type and quantity of a commodity during a stated delivery month for a fixed price. A futures contract on an index of commodities provides for the payment and receipt of cash based on the level of the index at settlement or liquidation of the contract. Futures contracts, by their terms, have stated expirations and, at a specified point in time prior to expiration, trading in a futures contract for the current delivery month will cease. As a result, an investor wishing to maintain exposure to a futures contract on a particular commodity with the nearest expiration must close out the position in the expiring contract and establish a new position in the contract for the next delivery month, a process referred to as “rolling.” The process of rolling a futures contract can be profitable or unprofitable depending in large part on whether the futures price for the next delivery month is less than or more than the price of the expiring contract. If the price for the new futures contract is less than the price of the expiring contract, then the market for the commodity is said to be in “backwardation.” In these markets, roll returns are positive, because the proceeds from the expiring futures contract will be greater than the price of the new contract, resulting in a net gain. The term “contango” is used to describe a market in which the price for a new futures contract is more than the price of the expiring contract. In these markets, roll returns are negative, because the proceeds from the expiring futures contract will be less than the price of the new contract, resulting in a net loss. There is a risk that even when a commodity’s price is rising, contango could create negative roll returns and result in a loss to a fund.

Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid and more difficult to accurately price than less complex securities and instruments or more traditional debt securities.

Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless a fund’s trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

Swap Agreements. Among the hedging transactions into which the funds and certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed-rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

Swap agreements, including caps and floors, can be individually negotiated and structured to include exposure to a variety of different types of investments (such as individual securities, baskets of securities and securities indices) or market factors (such as those listed below). Depending on their structure, swap agreements may increase or decrease the overall volatility of a fund’s investments and its share price because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates, non-U.S. currency values, mortgage-backed or other security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift a fund’s investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in U.S. dollars for payments in a foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price. Caps and floors have an effect similar to buying or writing options.

If a counterparty’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.

As the seller in a credit default swap contract, a fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or a non-U.S. corporate issuer, on the debt obligation. In return, a fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a fund would keep the stream of payments and would have no payment obligations. As the seller, the fund would be subject to investment exposure on the notional amount of the swap, which may be significantly larger than the fund’s cost to enter into the credit default swap. The fund may also invest in credit default indices, which are indices that reflect the performance of a basket of credit default swaps, and swaptions on credit default swap indices. (See “Options on Swaps” below.).

A fund may purchase credit default swap contracts in order to hedge against the risk of default of debt securities held in its portfolio, in which case a fund would function as the counterparty referenced in the preceding paragraph. This would involve the risk that the investment may expire worthless and would only generate income in the event of an actual default by the issuer of the underlying obligation (or, as applicable, a credit downgrade or other indication of financial instability). It would also involve credit risk—that the seller may fail to satisfy its payment obligations to a fund in the event of a default.

A fund may enter into an interest rate swap in an effort to protect against declines in the value of fixed income securities held by the fund. In such an instance, a fund may agree to pay a fixed rate (multiplied by a notional amount) while a counterparty agrees to pay a floating rate (multiplied by the same notional amount). If interest rates rise, resulting in a diminution in the value of a fund’s portfolio, the fund would receive payments under the swap that would offset, in whole or in part, such diminution in value.

The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis, depending on whether a threshold amount (if any) is exceeded, and an amount of cash or liquid assets having an aggregate net asset value approximately equal to the accrued excess will be set aside as cover, as described below. A fund will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis, and will maintain cover as required by SEC guidelines from time to time with respect to caps and floors written by a fund.

Options on Swaps. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The funds and certain underlying funds may write (sell) and purchase put and call swaptions. The funds and certain underlying funds may also enter into swaptions on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities. The funds and certain underlying funds may write (sell) and purchase put and call swaptions to the same extent they may make use of standard options on securities or other instruments. A fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, or to protect against an increase in the price of securities the fund anticipates purchasing at a later date or for any other purpose such as speculation to increase returns. Swaptions are generally subject to the same risks involved in a fund’s use of options.

Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement.

Total Return Swap Agreements. Each fund, through its investment in certain underlying funds and directly, may enter into total return swaps. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market.

The total rate of return of the assets underlying the contract on which the swap is based may exhibit substantial volatility and in any given period may be positive or negative. In the event the total rate of return is negative and a fund is receiving the total rate of return of those assets in its part of the swap agreement, the fund would be required to make a payment to the counterparty in addition to that required on the other, generally floating rate, part of the swap agreement. Also, unusual market conditions affecting the assets underlying the contract on which the swap is based may prevent the total rate of return from being calculated, in which case other provisions in the swap agreement may be invoked which could cause a fund to lose some of the anticipated benefit from the swap, or otherwise reduce the fund’s return.

Contract for Difference. Each fund, through its investment in certain underlying funds and directly, may enter into contracts for difference. A contract for difference offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. Contracts for difference are subject to liquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the contracts for difference transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. To the extent that there is an imperfect correlation between the return on a fund’s obligation to its counterparty under the contract for difference and the return on related assets in its portfolio, the contracts for difference transaction may increase the fund’s financial risk. Contracts for difference, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a fund to deposit additional sums to cover this, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which the fund is liable. Contracts for difference are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation.

Investment Practices

In attempting to achieve its investment objectives, a fund and/or an underlying fund may employ, among others, the following investment strategies.

Borrowing. Certain of the underlying funds may borrow in certain circumstances. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the NAV of the fund’s shares and in the return on the fund’s portfolio. Although the principal of any borrowing will be fixed, the fund’s assets may change in value during the time the borrowing is outstanding. The fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the adviser’s strategy and the ability of the fund to comply with certain provisions of the Code in order to provide pass-though tax treatment to shareholders. Interest on any borrowings will be a fund expense and will reduce the value of the fund’s shares.

Repurchase Agreements. Under the terms of a typical repurchase agreement, the fund or an underlying fund would acquire one or more underlying debt obligations, frequently obligations issued by the U.S. government or its agencies or instrumentalities, for a relatively short period (typically overnight, although the term of an agreement may be many months), subject to an obligation of the seller to repurchase, and the fund or underlying fund to resell, the obligation at an agreed-upon time and price. The repurchase price is typically greater than the purchase price paid by the fund or underlying fund, thereby determining the fund’s yield. A repurchase agreement is similar to, and may be treated as, a secured loan, where the fund or underlying fund loans cash to the counterparty and the loan is secured by the purchased securities as collateral. All repurchase agreements entered into by the fund or underlying fund are required to be collateralized so that at all times during the term of a repurchase agreement, the value of the underlying securities is at least equal to the amount of the repurchase price. Also, the fund or its custodian is required to have control of the collateral, which the subadviser, Western Asset or the underlying fund’s advisers, as applicable, believes will give the fund or underlying fund a valid, perfected security interest in the collateral.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund’s or underlying fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund or underlying fund seeks to assert its right to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. If the fund or underlying fund enters into a repurchase agreement involving securities the fund or underlying fund could not purchase directly, and the counterparty defaults, the fund or underlying fund may become the holder of securities that it could not purchase. These repurchase agreements may be subject to greater risks. In addition, these repurchase agreements may be more likely to have a term to maturity of longer than seven days.

Repurchase agreements maturing in more than seven days are considered to be illiquid.

Pursuant to an exemptive order issued by the SEC, each fund, along with other affiliated entities managed by the manager, may transfer uninvested cash balances into one or more joint accounts for the purpose of entering into repurchase agreements secured by cash and U.S. government securities, subject to certain conditions.

Reverse Repurchase Agreements. Each fund and certain underlying funds may enter into reverse repurchase agreements, which involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowings. Since the proceeds of borrowings under reverse repurchase agreements are invested, this would introduce the speculative factor known as “leverage.” The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that an underlying fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are advantageous only if an underlying fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the funds and underlying funds intend to use the reverse repurchase technique only when Western Asset or the advisers to the underlying funds believe it will be advantageous to the fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of a fund’s or an underlying fund’s assets. Each fund’s custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitment of the fund.

When-Issued and Delayed-Delivery Transactions. To secure an advantageous price or yield, each fund and certain underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. When-issued or delayed delivery transactions arise when securities are purchased or sold by a fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the fund at the time of entering into the transaction. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by a fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, a fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

Fixed income securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, fixed income securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of fixed income securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

In the case of the purchase by a fund or an underlying fund of securities on a when-issued or delayed-delivery basis, the fund will at all times maintain in a segregated account at its custodian cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from the then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, from the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

Securities Lending. Consistent with applicable regulatory requirements, each fund and certain underlying funds may lend portfolio securities to brokers, dealers and other financial organizations meeting capital and other credit requirements or other criteria established by the fund’s board. A fund that is managed by the manager or its affiliates will not lend portfolio securities to affiliates of Legg Mason unless it has applied for and received specific authority to do so from the SEC. From time to time, such a fund may pay to the borrower and/or a third party which is unaffiliated with the fund or Legg Mason and is acting as a “finder” a part of the interest earned from the investment of collateral received for securities loaned. Although the borrower will generally be required to make payments to fund in lieu of any dividends the fund would have otherwise received had it not loaned the shares to the borrower, such payments will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).

Requirements of the SEC, which may be subject to future modification, currently provide that the following conditions must be met whenever a fund lends its portfolio securities: (a) fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) fund must be able to terminate the loan at any time; (d) fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower. However, if a material event adversely affecting the investment in the loaned securities occurs, the fund must terminate the loan and regain the right to vote the securities.

The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. A fund could also lose money if its short-term investment of the cash collateral declines in value over the period of the loan. Loans will be made to firms deemed by QS LMGAA or an underlying fund’s adviser to be of good standing and will not be made unless, in the judgment of such adviser, the consideration to be earned from such loans would justify the risk.

Short Sales. Each fund and certain of the underlying funds may from time to time sell securities or other instruments short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in the hope of purchasing the same security at a later date at a lower price. There can be no assurance that the fund will be able to close out a short position (i.e., purchase the same security) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, the fund must borrow the security from a broker/dealer through which the short sale is executed, and the broker/dealer must deliver the security, on behalf of the fund, to the buyer. The broker/dealer is entitled to retain the proceeds from the short sale until the fund delivers to such broker/dealer the security sold short. In addition, the fund is required to pay to the broker/dealer the amount of any dividends or interest paid on shares sold short.

A fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the fund purchases a security to replace the borrowed security. On the other hand, the fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the fund may be required to pay in connection with a short sale. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. It should be noted that possible losses from short sales differ from those losses that could arise from a cash investment in a security because losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security. Whenever a fund sells short, it must segregate assets held by its custodian as collateral to cover its obligation and maintain the collateral in an amount at least equal to the market value of the short position. To the extent that the liquid securities segregated by the fund’s custodian are subject to gain or loss, and the securities sold short are subject to the possibility of gain or loss, leverage is created. The liquid securities utilized by the funds in this respect will normally be primarily composed of equity portfolio securities that are subject to gains or losses and, accordingly, when a fund executes short sales leverage will normally be created.

There is also a risk that a borrowed security will need to be returned to the broker/dealer on short notice. If the request for the return of a security occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that a fund might be compelled, at the most disadvantageous time, to replace the borrowed security with a security purchased on the open market, possibly at prices significantly in excess of the proceeds received earlier.

A fund has a short position in the securities sold short until it delivers to the broker/dealer the securities sold, at which time the fund receives the proceeds of the sale. The fund will normally close out a short position by purchasing on the open market and delivering to the broker/dealer an equal amount of the securities sold short.

Shorting futures may have an imperfect correlation to the assets held by a fund and may not adequately protect against losses in the fund’s portfolio.

Short Sales Against the Box. Each fund, through its investment in certain underlying funds and directly, may enter into short sales “against the box.” A fund may enter into a short sale of common stock such that when the short position is open the fund owns an amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date, when the fund delivers the convertible securities to close out its short position. Although prior to delivery the fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The fund will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

Restricted and Illiquid Securities. Each fund, through its investment in certain underlying funds and directly, may invest in securities the disposition of which is subject to legal or contractual restrictions. An illiquid security is any security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the fund has valued the security. Illiquid securities may include (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) TDs maturing in more than seven calendar days; (d) securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets; and (e) securities of new and early stage companies whose securities are not publicly traded.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under these regulations is “liquid.” Investing in these restricted securities could have the effect of increasing an underlying fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Restricted securities may be sold only (1) pursuant to Rule 144A under the Securities Act of 1933, as amended (“Rule 144A securities”) or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Where registration is required, a fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund is able to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than expected when it decided to sell.

Illiquid securities may be difficult to value and a fund may have difficulty disposing of such securities promptly. Judgment plays a greater role in valuing illiquid investments than those securities for which a more active market exists. The funds do not consider non-U.S. securities to be restricted if they can be freely sold in the principal markets in which they are traded, even if they are not registered for sale in the United States.

To the extent required by applicable law and SEC guidance, no securities for which there is not a readily available market will be acquired by a fund if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the fund’s net assets.

Leveraging. Each fund, through its investment in certain underlying funds and directly, may from time to time leverage its investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, a fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days (not including Sundays and holidays) so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the NAV of the fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the NAV of the fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate a fund’s net investment income in any given period.

Mortgage Dollar Rolls. Each fund, through its investment in certain underlying funds and directly, may enter into mortgage dollar rolls. A fund may enter into dollar rolls in which the fund sells MBS for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the fund forgoes interest paid on the securities. The fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the specified future date. The fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

The funds generally execute mortgage dollar rolls in the to-be-announced (“TBA”) market, where a fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date.

The obligation to repurchase securities on a specified future date involves the risk that the market value of the securities a fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy, becomes insolvent or defaults on its obligations, a fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the fund’s obligation to repurchase the securities. Dollar roll transactions may result in a form of leverage that increases the fund’s sensitivity to interest rate changes and may increase the overall risk of investing in the fund.

Investment in Other Mutual Funds. The investments of each fund are generally concentrated in underlying funds so each fund’s performance is directly related to the investment performance of the underlying funds held by it (other then during the Dynamic Rebalancing Period). The ability of each fund to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by QS LMGAA. There can be no assurance that the investment objective of any fund or any underlying fund will be achieved.

The funds and the underlying funds are subject to management risk. This is the risk that the adviser’s security selection process, which is subject to a number of constraints, may not produce the intended results.

The funds will invest only in classes of shares of the underlying funds (except for ETFs) that are offered only to institutional and other eligible investors, such as the funds, at NAV and, accordingly, will not pay any sales loads or service or distribution (12b-1) fees in connection with their investments in shares of the underlying funds. The funds, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying funds that are applicable to institutional class shareholders, including advisory fees. The investment returns of each fund, therefore, will be net of the expenses of the underlying funds in which it is invested. These expenses would be in addition to the advisory and other expenses that the fund bears directly in connection with its own operations.

When a fund redeems shares from an underlying fund, the underlying fund, under certain circumstances, may choose to pay the fund’s net redemption proceeds with an in-kind distribution of a portion of the underlying fund’s securities rather than in cash. If the fund does not want to invest in such securities, it will liquidate such securities as soon as practicable. The liquidation of securities may cause a fund to incur brokerage or other transaction costs. In addition, there can be no assurance that when a fund sells these securities, it would receive the value attributed to the securities by the underlying fund.

The funds may invest in securities of other investment companies to the extent permitted under the 1940 Act, or pursuant to an order by the SEC. Generally, under the 1940 Act, a fund may hold securities of another investment company in amounts which (a) do not exceed 3% of the total outstanding voting stock of such company, (b) do not exceed 5% of the value of the fund’s total assets and (c) when added to all other investment company securities held by the fund, do not exceed 10% of the value of the fund’s total assets. However, a registered investment company may invest in another registered investment company that is in the same group of investment companies (as defined in the 1940 Act) subject to certain other conditions and in ETFs in amounts greater than those permitted under the 1940 Act if the fund enters into a “participation agreement” with the ETF and meets certain other conditions set forth in the exemptive order received by the ETF from the SEC. The exemptive order would permit the fund to, in the aggregate, acquire up to 25% of the ETF’s outstanding voting securities.

The funds’ manager serves as manager of the underlying Legg Mason and Western Asset funds and is affiliated with the manager of the underlying Royce funds. In addition, the funds may invest in certain underlying funds for which the fund’s subadvisers serve as adviser. It is possible that a conflict of interest among the funds and the underlying funds could affect how the funds’ manager and subadvisers fulfill their fiduciary duties to the fund and the underlying funds. For example, QS LMGAA may have an incentive to allocate a fund’s assets to those funds for which it serves as adviser. However, the funds’ Board believes each fund has been structured to mitigate these concerns. In order to implement the Dynamic Risk Management strategy, QS LMGAA anticipates that it will initially sell shares the Target Funds hold in ETFs and other liquid securities or engage in short sale transactions involving index options and index futures contracts. Then, QS LMGAA would redeem shares of underlying open-end mutual funds as needed. As a result, there may be conflicts of interest if unaffiliated ETFs are sold before affiliated underlying open-end mutual funds. As a result, the Target Funds’ assets may be more concentrated in its underlying mutual fund holdings. In addition, during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs. Therefore, selling shares of ETFs during periods of market volatility may result in greater losses than redeeming open-end mutual fund holdings. Similarly, the use of derivatives may cause the Target Funds to experience greater losses than redeeming mutual fund holdings. A Target Fund may incur additional trading costs while implementing the Dynamic Risk Management strategy, which may reduce the fund’s performance.

Exchange-Traded Funds. The funds invest in shares of ETFs whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the OTC market. As with other investments in shares of mutual funds, a fund will bear its pro rata portion of the ETF’s expenses, including advisory fees, brokerage, shareholder servicing and other operational expenses. These expenses are in addition to the direct expenses of a fund’s own operations.

ETFs are ownership interests in investment companies, unit investment trusts, depositary receipts and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”). The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based, sector or international index, or to provide exposure to a particular industry sector or asset class, including precious metals or other commodities. Many ETFs are not actively “managed.” Therefore, those ETFs may not sell a security because the security’s issuer was in financial difficulty unless that security is removed from the relevant index. Such an ETF may not perform the same as its benchmark index due to tracking error. An ETF’s return may not match the return of the benchmark index for a number of reasons. For example, the ETF incurs a number of operating expenses not applicable to the benchmark index, and incurs costs in buying and selling securities, especially when rebalancing the ETF’s securities holdings to reflect changes in the composition of the benchmark index, or a representative sample of the benchmark index. The ETF may not be fully invested at times, either as a result of cash flows into the ETF or reserves of cash held by the ETF to meet redemptions and pay expenses. Since the ETF may utilize a sampling approach and may hold futures or other derivative positions, its return may not correlate as well with the return on the benchmark index, as would be the case if the ETF purchased all of the stocks in the benchmark index. Such an ETF would be subject to management risk, which is the risk that the ETF’s adviser’s security selection process may not produce the intended results. “Short ETFs” seek a return similar to the inverse, or a multiple of the inverse, of a reference index. Short ETFs carry additional risks because their Underlying Assets may include a variety of financial instruments, including futures and options on futures, options on securities and securities indexes, swap agreements and forward contracts, and they may engage in short sales. An ETF’s losses on short sales are potentially unlimited; however, a fund’s risk would be limited to the amount it invested in the ETF.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are designed to be traded throughout the trading day, bought and sold based on market prices rather than NAV. Shares can trade at either a premium or discount to NAV. The portfolios held by ETFs are publicly disclosed on each trading day and an approximation of actual NAV is disseminated throughout the trading day. Because of this transparency, the trading prices of ETFs tend to closely track the actual NAV of the Underlying Assets and a fund will generally gain or lose value depending on the performance of the Underlying Assets. In the future, as new products become available, a fund may invest in ETFs that do not have this same level of transparency and, therefore, may be more likely to trade at a larger discount or premium to actual NAVs. Gains or losses on a fund’s investment in ETFs will ultimately depend on the purchase and sale price of the ETF. An active trading market for an ETF’s shares may not develop or be maintained and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

ETFs that invest in commodities may be, or may become, subject to CFTC trading regulations that limit the amount of commodity contracts an ETF may hold. Such regulations could hurt the value of such ETFs’ securities. Additionally, some commodity ETFs invest in commodity futures which can lose money even when commodity prices are rising (see “Commodity-Linked Derivative Instruments” above).

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to a fund’s ability to purchase securities issued by other investment companies apply. However, the SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits. The SEC has issued such exemptive orders to certain ETFs in which a fund may invest, which permits investment companies to invest in such ETFs beyond the limitations in the 1940 Act, subject to certain terms and conditions. Under the orders, a fund generally may acquire up to 25% of the assets of an ETF. Some ETFs are not structured as investment companies and thus are not regulated under the 1940 Act.

Concentration Risk. An underlying fund’s assets may be concentrated in an industry or group of industries. By concentrating its assets in a single industry or group of industries, the underlying fund is subject to the risk that economic, political or other conditions that have a negative effect on that industry or group of industries will negatively impact the underlying fund to a greater extent than if the underlying fund’s assets were invested in a wider variety of industries.

Trading Frequency. Although the underlying funds generally invest for the longer term, an underlying fund may engage in active and frequent trading, resulting in high portfolio turnover, in order to achieve its investment objective. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund’s performance.

Non-Diversified Portfolios. Certain of the underlying funds are classified as non-diversified under the 1940 Act. Since, as a non-diversified fund, each such fund is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such fund may be subject to greater risk with respect to its individual portfolio than a fund that is more broadly diversified.

Securities of Unseasoned Issuers. Securities in which each of the funds, through its investment in certain underlying funds or directly, may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to a fund because of subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United States.

Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, a fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the United States by non-U.S. issuers. As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Cash Investments. An underlying fund may invest to a limited extent in short-term debt securities, money market instruments and/or cash to pay expenses and/or meet redemption requests.

Exchange-Traded Notes (“ETNs”). An underlying fund may invest in ETNs. ETNs are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are publicly traded on a U.S. securities exchange. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor.

ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced underlying asset. When an underlying fund invests in ETNs it will bear its proportionate share of any fees and expenses borne by the ETN. These fees and expenses generally reduce the return realized at maturity or upon redemption from an investment in an ETN; therefore, the value of the index underlying the ETN must increase significantly in order for an investor in an ETN to receive at least the principal amount of the investment at maturity or upon redemption. An underlying fund’s decision to sell its ETN holdings may be limited by the availability of a secondary market. ETNs are also subject to tax risk. The IRS and Congress have considered proposals that would change the timing and character of income and gains from ETNs. There may be times when an ETN share trades at a premium or discount to its NAV.

Master Limited Partnerships (“MLPs”). An underlying fund may invest in MLPs, which are limited partnerships (or similar entities) that are operated by one or more general partners. Limited partners own the remainder of the partnership through limited partnership interests (often referred to as “common units”) and have a limited role in the partnership’s operations and management. Common units generally are registered with the SEC and are publicly traded on U.S. securities exchanges or in the OTC market, and their value generally fluctuates based on prevailing market conditions and the success of the MLP. When investing in an MLP, the fund intends to purchase publicly traded common units.

Investing in MLPs is subject to the risks applicable to investing in a partnership as compared to a corporation, including fewer protections afforded to investors. For instance, owners of common units in an MLP may have limited voting rights and no ability to elect directors. Unitholders of an MLP generally are limited in their liability, but creditors typically have the right to seek the return of distributions made to unitholders if the liability in question arose before the distributions were paid. This liability may stay attached to the unitholder even after the units are sold.

MLPs generally engage in natural resources-based activities such as the exploration, development, mining, production, processing, refining, infrastructure related services, transportation, storage and certain marketing of mineral or natural resources, although they may also finance entertainment, research and development and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. Risks involved with investing in an MLP also include the risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate or oil and gas industries. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An underlying fund’s investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices. In addition, MLPs are generally considered interest rate sensitive investments, and during periods of interest rate volatility, may not provide attractive returns.

INVESTMENT POLICIES

Each fund has adopted the fundamental and non-fundamental investment policies below for the protection of shareholders. Fundamental investment policies of the funds may not be changed without the vote of a majority of the outstanding shares of the fund, defined under the 1940 Act as the lesser of (a) 67% or more of the voting power of a fund present at a shareholder meeting, if the holders of more than 50% of the voting power of a fund are present in person or represented by proxy, or (b) more than 50% of the voting power of a fund. The Board may change non-fundamental investment policies at any time.

If any percentage restriction described below is complied with at the time of an investment, a later increase or decrease in the percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Fundamental Investment Policies

Each fund’s fundamental investment policies are as follows:

(1) A fund may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(2) A fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(3) A fund may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(4) A fund may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(5) A fund may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

(6) A fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a fund to borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose, and to borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes. (The fund’s total assets include the amounts being borrowed.) To limit the risks attendant to borrowing, the 1940 Act requires a fund to maintain an “asset coverage” of at least 300% of the amount of its borrowings, provided that in the event that the fund’s asset coverage falls below 300%, the fund is required to reduce the amount of its borrowings so that it meets the 300% asset coverage threshold within three days (not including Sundays and holidays). Asset coverage means the ratio that the value of a fund’s total assets (including amounts borrowed), minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, may be considered to be borrowings and thus subject to the 1940 Act restrictions. Borrowing money to increase portfolio holdings is known as “leveraging.” Borrowing, especially when used for leverage, may cause the value of a fund’s shares to be more volatile than if the fund did not borrow. This is because borrowing tends to magnify the effect of any increase or decrease in the value of a fund’s portfolio holdings. Borrowed money thus creates an opportunity for greater gains, but also greater losses. To repay borrowings, a fund may have to sell securities at a time and at a price that is unfavorable to the fund. There also are costs associated with borrowing money, and these costs would offset and could eliminate a fund’s net investment income in any given period. Currently, the funds do not contemplate borrowing money for leverage but if a fund does so, it will not likely do so to a substantial degree. The policy in (1) above will be interpreted to permit a fund to engage in trading practices and investments that may be considered to be borrowing to the extent permitted by the 1940 Act. Short-term credits necessary for the settlement of securities transactions and arrangements with respect to securities lending will not be considered to be borrowings under the policy. Practices and investments that may involve leverage but are not considered to be borrowings are not subject to the policy.

With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a fund from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a fund to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of a fund’s underwriting commitments, when added to the value of the fund’s investments in issuers where the fund owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap. A fund engaging in transactions involving the acquisition or disposition of portfolio securities may be considered to be an underwriter under the 1933 Act. Under the 1933 Act, an underwriter may be liable for material omissions or misstatements in an issuer’s registration statement or prospectus. Securities purchased from an issuer and not registered for sale under the 1933 Act are considered restricted securities. There may be a limited market for these securities. If these securities are registered under the 1933 Act, they may then be eligible for sale but participating in the sale may subject the seller to underwriter liability. These risks could apply to a fund investing in restricted securities. Although it is not believed that the application of the 1933 Act provisions described above would cause a fund to be engaged in the business of underwriting, the policy in (2) above will be interpreted not to prevent a fund from engaging in transactions involving the acquisition or disposition of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the 1933 Act.

With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a fund from making loans; however, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.) While lending securities may be a source of income to a fund, as with other extensions of credit there are risks of delay in recovery or even loss of rights in the underlying securities should the borrower fail financially. However, loans would be made only when a fund’s subadviser believes the income justifies the attendant risks. Each fund also will be permitted by this policy to make loans of money, including to other funds. A fund would have to obtain exemptive relief from the SEC to make loans to other funds. The policy in (3) above will be interpreted not to prevent a fund from purchasing or investing in debt obligations and loans. In addition, collateral arrangements with respect to options, forward currency and futures transactions and other derivative instruments, as well as delays in the settlement of securities transactions, will not be considered loans.

With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as fund obligations that have a priority over a fund’s shares with respect to the payment of dividends or the distribution of fund assets. The 1940 Act prohibits a fund from issuing senior securities, except that a fund may borrow money in amounts of up to one-third of the fund’s total assets from banks for any purpose. A fund may also borrow up to 5% of the fund’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities. The issuance of senior securities by a fund can increase the speculative character of a fund’s outstanding shares through leveraging. Leveraging of a fund’s portfolio through the issuance of senior securities magnifies the potential for gain or loss on monies, because even though the fund’s net assets remain the same, the total risk to investors is increased to the extent of the fund’s gross assets. The policy in (4) above will be interpreted not to prevent collateral arrangements with respect to swaps, options, forward or futures contracts or other derivatives, or the posting of initial or variation margin.

With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a fund from owning real estate; however, a fund is limited in the amount of illiquid assets it may purchase. Investing in real estate may involve risks, including that real estate is generally considered illiquid and may be difficult to value and sell. Owners of real estate may be subject to various liabilities, including environmental liabilities. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. The policy in (5) above will be interpreted not to prevent a fund from investing in real estate-related companies, companies whose businesses consist in whole or in part of investing in real estate, instruments (like mortgages) that are secured by real estate or interests therein, or real estate investment trust securities.

With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a fund from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a fund is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a fund’s purchases of illiquid securities to 15% of net assets. If a fund were to invest in a physical commodity or a physical commodity-related instrument, the fund would be subject to the additional risks of the particular physical commodity and its related market. The value of commodities and commodity-related instruments may be extremely volatile and may be affected either directly or indirectly by a variety of factors. There may also be storage charges and risks of loss associated with physical commodities. The policy in (6) above will be interpreted to permit investments in ETFs that invest in physical and/or financial commodities.

Due to its investment objectives and policies, each fund will each concentrate more than 25% of its assets in the mutual fund industry. In accordance with the funds’ investment programs, each fund may invest more than 25% of its assets in certain underlying funds.

The funds’ fundamental policies will be interpreted broadly. For example, the policies will be interpreted to refer to the 1940 Act and the related rules as they are in effect from time to time, and to interpretations and modifications of or relating to the 1940 Act by the SEC and others as they are given from time to time. When a policy provides that an investment practice may be conducted as permitted by the 1940 Act, the policy will be interpreted to mean either that the 1940 Act expressly permits the practice or that the 1940 Act does not prohibit the practice.

The underlying funds in which the funds invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a fund to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its statement of additional information.

Non-Fundamental Investment Policy

Each fund may not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

Diversification

Each fund is currently classified as a diversified fund under the 1940 Act. This means that each fund may not purchase securities of an issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities of other investment companies) if, with respect to 75% of its total assets, (a) more than 5% of the fund’s total assets would be invested in securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer. With respect to the remaining 25% of its total assets, each fund can invest more than 5% of its assets in one issuer. Under the 1940 Act, a fund cannot change its classification from diversified to non-diversified without shareholder approval.

Portfolio Turnover

For reporting purposes, each fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the fund during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in a fund’s investment portfolio (other than short-term money market securities) were replaced once during the fiscal year.

In the event that portfolio turnover increases, this increase necessarily results in correspondingly greater transaction costs which must be paid by the funds. To the extent the portfolio trading results in realization of net short-term capital gains, shareholders will be taxed on such gains at ordinary tax rates (except shareholders who invest through individual retirement accounts (“IRAs”) and other retirement plans which are not taxed currently on accumulations in their accounts).

Portfolio turnover will not be a limiting factor should the subadvisers deem it advisable to purchase or sell securities.

For the fiscal years ended January 31, 2014 and 2013, each fund’s portfolio turnover rates were as follows:

Fund	Fiscal Year Ended 1/31/2014 (%)	Fiscal Year Ended 1/31/2013 (%)
Target 2015	54	202
Target 2020	43	48
Target 2025	34	30
Target 2030	45	49
Target 2035	38	52
Target 2040	46	48
Target 2045	31	39
Target 2050	38	39
Retirement Fund	50	47

The underlying funds do not limit their portfolio turnover rates should an adviser deem it advisable to purchase or sell securities. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

MANAGEMENT

The business and affairs of the funds are conducted by management under the supervision and subject to the direction of its Board. The business address of each Trustee is c/o Kenneth D. Fuller, Legg Mason, 100 International Drive, 11th Floor, Baltimore, MD 21202. Information pertaining to the Trustees and officers of the fund is set forth below.

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Independent Trustees#:

Paul R. Ades Born 1940	Trustee	Since 1983	Paul R. Ades, PLLC (law firm) (since 2000)	52	None

Andrew L. Breech Born 1952	Trustee	Since 1991	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)	52	None

Dwight B. Crane Born 1937	Trustee	Since 1981	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)	52	None

Althea L. Duersten†† Born 1951	Trustee	Since 2014	Retired (since 2011); formerly, Chief Investment Officer, North America, JP Morgan Chase (investment bank) and member of JP Morgan Executive Committee (1993 to 2011)	52	None

Frank G. Hubbard Born 1937	Trustee	Since 1993	President, Avatar International Inc. (business development) (since 1998)	52	None

Howard J. Johnson Born 1938	Chairman and Trustee	From 1981 to 1998 and since 2000 (Chairman since 2013)	Chief Executive Officer, Genesis Imaging LLC (technology company) (since 2003)	52	None

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee During Past 5 Years
Jerome H. Miller Born 1938	Trustee	Since 1995	Retired	52	None

Ken Miller Born 1942	Trustee	Since 1983	Retired; formerly President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)	52	None

John J. Murphy Born 1944	Trustee	Since 2002	Founder and Senior Principal, Murphy Capital Management (investment management) (since 1983)	52	Trustee, UBS Funds (35 funds) (since 2008); Trustee, Consulting Group Capital Markets Funds (11 funds) (since 2002); Director, Fort Dearborn Income Securities, Inc. (since 2013); formerly, Director, Nicholas Applegate Institutional Funds (12 funds) (2005 to 2010)

Thomas F. Schlafly Born 1948	Trustee	Since 1983	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Partner, Thompson Coburn LLP (law firm) (since 2009); formerly, Of Counsel, Husch Blackwell Sanders LLP (law firm) and its predecessor firms (1984 to 2009)	52	Director, Citizens National Bank of Greater St. Louis (since 2006)

Name and Year of Birth	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Interested Trustee and Officer:

Kenneth D. Fuller† Born 1958	Trustee, President and Chief Executive Officer	Since 2013	Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2013); Officer and/or Trustee/Director of 170 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2013); President and Chief Executive Officer of LMPFA (since 2013); President and Chief Executive Officer of LM Asset Services, LLC (“LMAS”) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (formerly registered investment advisers) (since 2013); formerly, Senior Vice President of LMPFA (2012 to 2013); formerly, Director of Legg Mason & Co. (2012 to 2013); formerly, Vice President of Legg Mason & Co. (2009 to 2012); formerly, Vice President — Equity Division of T. Rowe Price Associates (1993 to 2009), as well as Investment Analyst and Portfolio Manager for certain asset allocation accounts (2004 to 2009)	158	None

#	Trustees who are not “interested persons” of each fund within the meaning of Section 2(a)(19) of the 1940 Act.

*	Each Trustee serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex.

†	Mr. Fuller is an “interested person” of each fund, as defined in the 1940 Act, because of his position with LMPFA and/or certain of its affiliates.
††	Effective April 1, 2014, Ms. Duersten became a Trustee.

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Additional Officers:

Ted P. Becker Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Compliance Officer	Since 2007	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr Born 1949 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Chief Anti-Money Laundering Compliance Officer	Since 2013

Assistant Vice President of Legg Mason & Co. and LMIS (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); formerly, AML Consultant, Rabobank Netherlands (2009); formerly, First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Vanessa Williams Born 1979 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Identify Theft Prevention Officer	Since 2011	Vice President of Legg Mason & Co. (since 2012); Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011); formerly, Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (2011 to 2013); formerly, Senior Compliance Officer of Legg Mason & Co. (2008 to 2011); formerly, Compliance Analyst of Legg Mason & Co. (2006 to 2008) and Legg Mason & Co. predecessors (prior to 2006)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Robert I. Frenkel Born 1954 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Secretary and Chief Legal Officer	Since 2007	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

Thomas C. Mandia Born 1962 Legg Mason 100 First Stamford Place 6th Floor Stamford, CT 06902	Assistant Secretary	Since 2007	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LMAS (since 2002) and LMFAM (since 2012)

Richard F. Sennett Born 1970 Legg Mason 100 International Drive 5th Floor Baltimore, MD 21202	Principal Financial Officer	Since 2011	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); formerly, Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Born 1974 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Treasurer	Since 2014	Vice President of Legg Mason & Co. (since 2011); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010); formerly, Manager of Fund Administration at UBS Global Asset Management (prior to 2007)

Name, Year of Birth and Address	Position(s) with Trust	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years
Jeanne M. Kelly Born 1951 Legg Mason 620 Eighth Avenue 49th Floor New York, NY 10018	Senior Vice President	Since 2007	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006) and LMFAM (since 2013); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005)

*	Each officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the officer took such office for a fund in the Legg Mason fund complex.

Each Trustee, except for Mr. Fuller and Ms. Duersten, previously served as a trustee or director of certain predecessor funds in the fund complex, and each Trustee, except for Mr. Fuller and Ms. Duersten, was thus initially selected by the board of the applicable predecessor funds. In connection with a restructuring of the fund complex completed in 2007, the Board was established to oversee mutual funds in the fund complex that invest primarily in equity securities, including the funds, with a view to ensuring continuity of representation by board members of predecessor funds on the Board and in order to establish a Board with experience in and focused on overseeing equity mutual funds, which experience would be further developed and enhanced over time.

The Independent Trustees were selected to join the Board based upon the following as to each Trustee: character and integrity; service as a board member of predecessor funds (except Ms. Duersten); willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with the requirements of the Trust’s retirement policies; and the Trustee’s status as not being an “interested person” of each fund, as defined in the 1940 Act. Mr. Fuller was selected to join the Board based upon the following: character and integrity; willingness to serve and willingness and ability to commit the time necessary to perform the duties of a Trustee; the fact that service as a Trustee would be consistent with requirements of the Trust’s retirement policies; and his status as a representative of Legg Mason.

Independent Trustees constitute more than 75% of the Board. Mr. Johnson serves as the Chairman of the Board and is an Independent Trustee. Mr. Fuller is an interested person of each fund.

The Board believes that each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Trustees lead to the conclusion that the Board possesses the requisite attributes and skills. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the manager, QS LMGAA, Western Asset, other service providers, counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties support this conclusion. In addition, the following specific experience, qualifications, attributes and/or skills apply to each Trustee.

Each Trustee, except for Mr. Fuller and Ms. Duersten, has served as a board member of the funds and other funds (or predecessor funds) in the fund complex for at least eight years. Mr. Ades has substantial experience practicing law and advising clients with respect to various business transactions. Mr. Breech has substantial experience as the chief executive of a private corporation. Mr. Crane has substantial experience as an economist, academic and business consultant. Ms. Duersten has substantial experience as a trading and investment manager in capital markets, including as the chief investment officer for the North American region of a major investment bank and service on its executive committee. Mr. Hubbard has substantial experience in business development and was a senior executive of an operating company. Mr. Johnson has substantial experience as the chief executive of an operating company and in the financial services industry, including as an actuary and pension consultant. Mr. Jerome Miller had substantial experience as an executive in the asset management group of a major broker/dealer. Mr. Ken Miller has substantial experience as a senior executive of an operating company. Mr. Murphy has substantial experience in the asset management business and has current and prior service on the boards of other mutual funds and corporations. Mr. Schlafly has substantial experience practicing law and also serves as the president of a private corporation and as director of a bank. Mr. Fuller has been the Chief Executive Officer of the Trust and other funds in the fund complex since 2013 and has investment management and risk oversight experience as an executive and portfolio manager and in leadership roles with Legg Mason and affiliated entities and another investment advisory firm. References to the experience, qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out of the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such person or on the Board.

The Board has five standing Committees: the Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee, and the Compensation and Nominating Committee (which is a sub-committee of the Governance Committee). Each Committee is chaired by an Independent Trustee. The Audit Committee and the Governance Committee are composed of all of the Independent Trustees. The Contract Committee is composed of three Independent Trustees. The Performance Committee is composed of four Independent Trustees and the Chairman of the Board. The Compensation and Nominating Committee is composed of two Independent Trustees. Where deemed appropriate, the Board may constitute ad hoc committees.

The Chairman of the Board and the chairs of the Audit and Performance Committees work with the Chief Executive Officer of the Trust to set the agendas for Board and committee meetings. The Chairman of the Board also serves as a key point person for interaction between management and the other Independent Trustees. Through the committees the Independent Trustees consider and address important matters involving each fund, including those presenting conflicts or potential conflicts of interest for management. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel. The Board has determined that its committees help ensure that each fund has effective and independent governance and oversight. The Board also has determined that its leadership structure, in which the Chairman of the Board is not affiliated with Legg Mason, is appropriate. The Board also believes that its leadership structure facilitates the orderly and efficient flow of information between the Independent Trustees and management, including each fund’s subadvisers.

The Audit Committee oversees the scope of each fund’s audit, each fund’s accounting and financial reporting policies and practices and its internal controls. The Audit Committee assists the Board in fulfilling its responsibility for oversight of the integrity of each fund’s accounting, auditing and financial reporting practices, the qualifications and independence of each fund’s independent registered public accounting firm and each fund’s compliance with legal and regulatory requirements. The Audit Committee approves, and recommends to the Board for ratification, the selection, appointment, retention or termination of each fund’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to each fund by the independent registered public accounting firm and all permissible non-audit services provided by each fund’s independent registered public accounting firm to its manager and any affiliated service providers if the engagement relates directly to each fund’s operations and financial reporting. The Audit Committee also assists the Board in fulfilling its responsibility for the review and negotiation of each fund’s investment management and subadvisory arrangements.

The Contract Committee is charged with assisting the Board in requesting and evaluating such information from the manager, QS LMGAA and Western Asset as may reasonably be necessary to evaluate the terms of each fund’s investment management agreement, subadvisory arrangements and distribution arrangements.

The Performance Committee is charged with assisting the Board in carrying out its oversight responsibilities over each fund and fund management with respect to investment management, objectives, strategies, policies and procedures, performance and performance benchmarks, and the applicable risk management process.

The Governance Committee is charged with overseeing Board governance and related Trustee practices, including selecting and nominating persons for election or appointment by the Board as Trustees of the Trust. The Governance Committee has formed the Compensation and Nominating Committee, the function of which is to recommend to the Board the appropriate compensation for serving as a Trustee on the Board. In addition, the Compensation and Nominating Committee is responsible for, among other things, selecting and recommending candidates to fill vacancies on the Board. The Committee may consider nominees recommended by a shareholder. In evaluating potential nominees, including any nominees recommended by shareholders, the Committee takes into consideration various factors, including, among any others it may deem relevant, character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of each fund and its shareholders. Shareholders who wish to recommend a nominee should send recommendations to the Trust’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Trustees. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

Service providers to each fund, primarily each fund’s manager, QS LMGAA and Western Asset and, as appropriate, their affiliates, have responsibility for the day-to-day management of each fund, which includes responsibility for risk management. As an integral part of its responsibility for oversight of each fund, the Board oversees risk management of each fund’s investment program and business affairs. Oversight of the risk management process is part of the Board’s general oversight of the funds and their service providers. The Board has emphasized to each fund’s manager, QS LMGAA and Western Asset the importance of maintaining vigorous risk management. The Board exercises oversight of the risk management process primarily through the Audit Committee and the Performance Committee, and through oversight by the Board itself.

Each fund is subject to a number of risks, including investment risk, counterparty risk, valuation risk, reputational risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk. Risk management seeks to identify and address risks, i.e., events or circumstances that could have material adverse effects on the business, operations, shareholder services, investment performance or reputation of each fund. Each fund’s manager, QS LMGAA, Western Asset, the affiliates of the manager, QS LMGAA and Western Asset or various service providers to each fund employ a variety of processes, procedures and controls to identify various of those possible events or circumstances, to lessen the probability of their occurrence and/or to mitigate the effects of such events or circumstances if they do occur. Different processes, procedures and controls are employed with respect to different types of risks. Various personnel, including each fund’s and the manager’s Chief Compliance Officer and the manager’s chief risk officer, as well as personnel of QS LMGAA and Western Asset and other service providers, such as each fund’s independent registered public accounting firm, make periodic reports to the Audit Committee, the Performance Committee or to the Board with respect to various aspects of risk management, as well as events and circumstances that have arisen and responses thereto. The Board recognizes that not all risks that may affect each fund can be identified, that it may not be practical or cost-effective to eliminate or mitigate certain risks, that it may be necessary to bear certain risks (such as investment-related risks) to achieve each fund’s goals, and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. Moreover, reports received by the Trustees as to risk management matters are typically summaries of the relevant information. As a result of the foregoing and other factors, the Board’s risk management oversight is subject to inherent limitations.

The Board met 5 times during the fiscal year ended January 31, 2014. The Audit Committee, the Contract Committee, the Performance Committee, the Governance Committee, and the Compensation and Nominating Committee met 4, 1, 4, 4, and 1 time(s), respectively, during the fiscal year ended January 31, 2014.

The following table shows the amount of equity securities owned by the Trustees in the funds and other investment companies in the fund complex overseen by the Trustees as of December 31, 2013, except for Ms. Duersten, which is as of April 1, 2014.

Name of Trustee	Dollar Range of Equity Securities in Target 2015 ($)	Dollar Range of Equity Securities in Target 2020 ($)	Dollar Range of Equity Securities in Target 2025 ($)	Dollar Range of Equity Securities in Target 2030 ($)	Dollar Range of Equity Securities in Target 2035 ($)
Independent Trustees
Paul R. Ades	None	None	None	None	None
Andrew L. Breech	None	None	None	None	None
Dwight B. Crane	None	None	None	None	None
Althea L. Duersten	None	None	None	None	None
Frank G. Hubbard	None	None	None	None	None
Howard J. Johnson	None	None	None	None	None
Jerome H. Miller	None	None	None	None	None
Ken Miller	None	None	None	None	None
John J. Murphy	None	None	None	None	Over 100,000
Thomas F. Schlafly	None	None	None	None	None
Interested Trustee
Kenneth D. Fuller	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Target 2040 ($)	Dollar Range of Equity Securities in Target 2045 ($)	Dollar Range of Equity Securities in Target 2050 ($)	Dollar Range of Equity Securities in Retirement Fund ($)	Aggregate Dollar Range of Equity Securities In Registered Investment Companies Overseen by Trustee ($)
Independent Trustees
Paul R. Ades	None	None	None	None	Over 100,000
Andrew L. Breech	None	None	None	None	Over 100,000
Dwight B. Crane	None	None	None	None	Over 100,000
Althea L. Duersten	None	None	None	None	None
Frank G. Hubbard	None	None	None	None	Over 100,000
Howard J. Johnson	None	None	None	None	Over 100,000
Jerome H. Miller	None	None	None	None	Over 100,000
Ken Miller	None	None	None	None	Over 100,000
John J. Murphy	None	None	None	None	Over 100,000
Thomas F. Schlafly	None	None	None	None	Over 100,000
Interested Trustee
Kenneth D. Fuller	None	None	None	None	Over 100,000

As of December 31, 2013, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the manager, QS LMGAA, Western Asset or the distributor of the funds or of a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the manager, QS LMGAA, Western Asset or the distributor of the funds.

The Independent Trustees receive a fee for each meeting of the Board and committee meetings attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Mr. Fuller, an “interested person” of each fund, as defined in the 1940 Act, does not receive compensation from the funds for his service as Trustee, but may be reimbursed for all out-of-pocket expenses relating to attendance at such meetings.

The fund pays a pro rata share of the Trustees’ fees based upon asset size. Prior to January 1, 2014, the fund paid each of the Independent Trustees its pro rata share of: an annual fee of $120,000, plus $20,000 for each regularly scheduled Board meeting attended in person, and $1,000 for each telephonic Board meeting in which that Trustee participates. The Chairman of the Board received an additional $25,000 per year, the Chair of the

Audit Committee received an additional $15,000 per year and the Chairs of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee received an additional $12,500 per year. Other members of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee received an additional $10,000 per year. The Trustee designated as the fund’s audit committee financial expert (as defined in the instructions to Item 3 of Form N-CSR) received an additional $10,000 per year.

As of January 1, 2014, the fund pays each of the Independent Trustees its pro rata share of: an annual fee of $160,000, plus $30,000 for each regularly scheduled Board meeting attended in person, and $1,000 for each telephonic Board meeting in which that Trustee participates. The Chairman of the Board receives an additional $55,000 per year, the Chair of the Audit Committee receives an additional $25,000 per year and the Chairs of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee receive an additional $12,500 per year. Other members of the Contract Committee, the Performance Committee, and the Compensation and Nominating Committee receive an additional $10,000 per year. The Trustee designated as the fund’s audit committee financial expert (as defined in the instructions to Item 3 of Form N-CSR) receives an additional $15,000 per year.

Officers of the Trust receive no compensation from the funds, although they may be reimbursed by the funds for reasonable out-of-pocket travel expenses for attending Board meetings.

Information regarding compensation paid to the Trustees is shown below.

Name of Trustee	Aggregate Compensation from Target 2015(3) ($)	Aggregate Compensation from Target 2020(3) ($)	Aggregate Compensation from Target 2025(3) ($)	Aggregate Compensation from Target 2030(3) ($)
Independent Trustees:
Paul R. Ades	27	35	51	33
Andrew L. Breech	26	34	50	32
Dwight B. Crane	27	35	51	33
Althea L. Duersten(6)	None	None	None	None
Frank G. Hubbard	26	34	50	32
Howard J. Johnson	29	37	54	35
Jerome H. Miller	26	34	50	32
Ken Miller	27	34	50	32
John J. Murphy	26	34	49	32
Thomas F. Schlafly	26	34	49	32
Jerry A. Viscione(5)	23	29	43	28
Interested Trustee:
Kenneth D. Fuller(1)	None	None	None	None

Name of Trustee	Aggregate Compensation from Target 2035(3) ($)	Aggregate Compensation from Target 2040(3) ($)	Aggregate Compensation from Target 2045(3) ($)	Aggregate Compensation from Target 2050(3) ($)
Independent Trustees:
Paul R. Ades	36	37	21	22
Andrew L. Breech	35	36	20	22
Dwight B. Crane	36	37	21	22
Althea L. Duersten(6)	None	None	None	None
Frank G. Hubbard	34	36	20	21
Howard J. Johnson	37	39	22	23
Jerome H. Miller	34	36	20	21
Ken Miller	35	36	20	22

Name of Trustee	Aggregate Compensation from Target 2035(3) ($)	Aggregate Compensation from Target 2040(3) ($)	Aggregate Compensation from Target 2045(3) ($)	Aggregate Compensation from Target 2050(3) ($)
John J. Murphy	34	35	20	21
Thomas F. Schlafly	34	35	20	21
Jerry A. Viscione(5)	30	31	17	18
Interested Trustee:
Kenneth D. Fuller(1)	None	None	None	None

Name of Trustee	Aggregate Compensation from the Retirement Fund(3) ($)	Total Pension or Retirement Benefits Paid as Part of Fund Expenses(4) ($)	Total Compensation from Fund Complex Paid to Trustee(2) ($)	Number of Portfolios in Fund Complex Overseen by Trustee(3)
Independent Trustees:
Paul R. Ades	36	None	217,500	52
Andrew L. Breech	35	None	210,625	52
Dwight B. Crane	36	None	217,500	52
Althea L. Duersten(6)	None	None	None	None
Frank G. Hubbard	35	None	211,875	52
Howard J. Johnson	38	None	227,500	52
Jerome H. Miller	35	None	211,875	52
Ken Miller	35	None	211,875	52
John J. Murphy	34	None	210,000	52
Thomas F. Schlafly	34	None	210,625	52
Jerry A. Viscione(5)	29	None	225,625	52
Interested Trustee:
Kenneth D. Fuller(1)	None	None	None	158

(1)	Mr. Fuller is not compensated for his services as a Trustee because of his affiliation with the manager.

(2)	Information is for the calendar year ended December 31, 2013.

(3)	Information is for the fiscal year ended January 31, 2014.

(4)	Pursuant to prior retirement plans, the funds made no payments to former Trustees for the fiscal year ended January 31, 2014.

(5)	Mr. Viscione retired from the Board effective December 31, 2013.

(6)	Ms. Duersten joined the Board effective April 1, 2014.

As of April 30, 2014, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of each fund.

To the knowledge of the fund, as of April 30, 2014, the following shareholders owned or held of record 5% or more, as indicated, of the outstanding shares of the following classes of each fund:

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2015	CLASS A	PERSHING LLC	22.61
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TARGET 2015	CLASS A	SOUTHEASTERN PSYCHIATRIC	9.34
		401K PLAN
		RANDOLPH MA 02368-2100

TARGET 2015	CLASS A	LPL FINANCIAL	8.71
		FBO CUSTOMER ACCOUNTS
		ATTN: MUTUAL FUND OPERATIONS
		PO BOX 509046
		SAN DIEGO CA 92150-9046

TARGET 2015	CLASS A	HYLAS YACHTS	7.64
		401K PLAN
		MARBLEHEAD MA 01945-3542

TARGET 2015	CLASS C	COLON & RECTAL SURGERY OF NORT	20.12
		401K PLAN
		RIDGEWOOD NJ 07450

TARGET 2015	CLASS C	SEEKIRCHER STEEL WINDOW REPAIR	12.72
		401K PLAN
		PEEKSKILL NY 10566-2002

TARGET 2015	CLASS C	SAFT LTD	7.46
		401K PLAN
		CRANFORD NJ 07016-3612

TARGET 2015	CLASS FI	LEGG MASON INC	99.04
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2015	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	93.35
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2015	CLASS I	MID ATLANTIC TRUST COMPANY FBO	6.65
		TOOL & DIE BY H&H INC 401(K)
		PROFIT SHARING PLAN & TRUST
		PITTSBURGH PA 15222-4228

TARGET 2015	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	59.90
		CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2015	CLASS R	LEGG MASON INC	40.10
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2020	CLASS A	DOCUMENTARY DESIGN INC	8.93
		401K PLAN
		WAPPINGERS FL NY 12590-7706

TARGET 2020	CLASS A	SCHULER-HAAS ELECTRIC CORP	5.18
		401K PLAN
		ROCHESTER NY 14620-1246

TARGET 2020	CLASS A	RUBY LANE INC	5.09
		401K PLAN
		CENTERVILLE TN 37033-9515

TARGET 2020	CLASS C	SIMPLY GOOD LTD	8.93
		ROYAL OAK MI 48073-3972

TARGET 2020	CLASS C	BRIGHTTREE LLC	5.47
		401(K) PLAN
		LAWRENCEVILLE GA 30043-8228

TARGET 2020	CLASS C	OPTO DESIGN INC	5.21
		401K PLAN
		NEW YORK NY 10001-6250

TARGET 2020	CLASS C	NORTH PARK RIVER ASSOCIATES LL	5.08
		METAIRIE LA 70002

TARGET 2020	CLASS FI	LEGG MASON INC	100.00
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2020	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	89.99
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2020	CLASS I	CHARLES SCHWAB & CO INC	8.53
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1905

TARGET 2020	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	63.38
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2020	CLASS R	JAMES HALL FBO	34.31
		NITTO DENKO LLC 401(K) PROFIT
		SHARING PLAN & TRUST
		CHESAPEAKE VA 23320-3639

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2025	CLASS A	REDDY DEVELOPMENT LLC	7.17
		SCOTTSDALE AZ 85260-2832

TARGET 2025	CLASS A	MOHAMMED S REHMANI MD PC	6.58
		401K PLAN
		PITTSFORD NY 14534-3062

TARGET 2025	CLASS A	MG TRUST COMPANY CUST. FBO	6.01
		CHOLLA CUSTOM CABINETS, INC. RETIRE
		DENVER CO 80202-3304

TARGET 2025	CLASS A	PERSHING LLC	5.79
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TARGET 2025	CLASS C	CREST REFRIGERATION INC	25.88
		401K PLAN
		THE TRUST COMPANY
		MEDIA PA 19063-4510

TARGET 2025	CLASS C	NUNA BABY ESSENTIALS INC	7.96
		401K PLAN
		MORGANTOWN PA 19543-8878

TARGET 2025	CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS	7.60
		CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2025	CLASS FI	LEGG MASON INC	100.00
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2025	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	97.34
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2025	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	76.05
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2025	CLASS R	LEGG MASON INC	17.96
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2025	CLASS R	JAMES HALL FBO	5.99
		NITTO DENKO LLC 401(K) PROFIT
		SHARING PLAN & TRUST
		CHESAPEAKE VA 23320-3639

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2030	CLASS A	HI-Q ENGINEERING INC	21.29
		401K PLAN
		POWAY CA 92064-7126

TARGET 2030	CLASS A	ETTER ENGINEERING CO INC	6.63
		BRISTOL CT 06010-7477

TARGET 2030	CLASS A	WISPRY INC	5.36
		401K PLAN
		IRVINE CA 92618-1673

TARGET 2030	CLASS C	ANTHONY SCHUETH FBO	13.49
		POINT OF CARE PARTNERS LLC 401(K)
		PROFIT SHARING PLAN & TRUST
		CORAL SPRINGS FL 33076-2771

TARGET 2030	CLASS C	SAUNDRA A SMITH TTEE	7.46
		RONALD ANDREW SMITH FAMILY TRUST
		ATHENS AL 35613-8284

TARGET 2030	CLASS C	MID ATLANTIC TRUST COMPANY FBO	5.66
		1ST PET VETERINARY CENTERS CHA
		401(K) PROFIT SHARING PLAN & TRUST
		PITTSBURGH PA 15222-4228

TARGET 2030	CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS	5.11
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2030	CLASS FI	LEGG MASON INC	85.49
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2030	CLASS FI	VANGUARD BROKERAGE SERVICES	14.51
		PO BOX 1170
		VALLEY FORGE PA 19482-1170

TARGET 2030	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	99.66
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2030	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	70.71
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2030	CLASS R	FRONTIER TRUST COMPANY FBO	19.19
		THE BOWEN GROUP 401(K) PLAN 209005
		PO BOX 10758
		FARGO ND 58106-0758

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2030	CLASS R	LEGG MASON INC	7.40
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2035	CLASS A	POLYLOGICS CONSULTING INC	10.75
		401K PLAN
		MIDLAND PARK NJ 07432-1507

TARGET 2035	CLASS A	RIM OPERATING INC	10.55
		401 (K) PLAN
		ENGLEWOOD CO 80112-5519

TARGET 2035	CLASS A	FUTURE TECHNOLOGIES VENTURE	9.98
		LAWRENCEVILLE GA 30043-4841

TARGET 2035	CLASS A	PERSHING LLC	7.19
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

TARGET 2035	CLASS A	GOVERNMENT OF VICTORIA	5.34
		401K PLAN
		SAN FRANCISCO CA 94105-5841

TARGET 2035	CLASS A	SCULPTURE CENTER	5.33
		401K PLAN
		LONG IS CITY NY 11101-2907

TARGET 2035	CLASS C	COASTAL SPEECH PATHOLOGY SVS INC	5.21
		401K PLAN
		CARLSBAD CA 92011-4036

TARGET 2035	CLASS C	COMMERCIAL MARKETING GROUP INC	5.19
		401K PLAN
		FT LAUDERDALE FL 33309-3407

TARGET 2035	CLASS FI	LEGG MASON INC	51.84
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2035	CLASS FI	MID ATLANTIC TRUST COMPANY FBO	48.16
		ICON SYSTEMS HOLDINGS LLC 401(K)
		PROFIT SHARING PLAN & TRUST
		PITTSBURGH PA 15222-4228

TARGET 2035	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	98.82
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2035	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	91.50
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2035	CLASS R	LEGG MASON INC	7.55
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2040	CLASS A	NFS LLC FEBO	7.37
		FMT CO CUST IRA ROLLOVER
		AUSTIN TX 78737-4619

TARGET 2040	CLASS A	ANUPAM GARG MD A MEDICAL CORP	6.85
		401K PLAN
		SAN DIEGO CA 92103-5910

TARGET 2040	CLASS A	RUBY LANE INC	5.13
		401K PLAN
		CENTERVILLE TN 37033-9515

TARGET 2040	CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS	8.27
		CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2040	CLASS C	SIGNATURE MORTGAGE GROUP LLC	6.42
		401K PLAN
		OVERLAND PARK KS 66211-1633

TARGET 2040	CLASS C	EDWARD QUIGLEY P C	6.14
		401K PLAN
		MINEOLA NY 11501-1514

TARGET 2040	CLASS C	FRANK ALVAREZ & SONS INC	5.47
		401K PLAN
		E BRUNSWICK NJ 08816-3531

TARGET 2040	CLASS FI	LEGG MASON INC	100.00
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2040	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	94.90
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2040	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	81.45
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2040	CLASS R	LEGG MASON INC	7.26
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2040	CLASS R	MG TRUST COMPANY TRUSTEE	6.26
		PRONTO LLC
		DENVER CO 80202-3304

TARGET 2045	CLASS A	LJC INC	13.11
		MARYLAND HTS MO 63043

TARGET 2045	CLASS A	MG TRUST COMPANY CUST. FBO	10.98
		CHOLLA CUSTOM CABINETS, INC. RETIRE
		DENVER CO 80202-3304

TARGET 2045	CLASS C	MASTER WELD PRODUCTS L L C	8.87
		COPLAY PA 18037

TARGET 2045	CLASS C	BARNSTORMER PRODUCTIONS CORP.	7.80
		401(K) PLAN
		NEW YORK NY 10163-4491

TARGET 2045	CLASS FI	LEGG MASON INC	100.00
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2045	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	95.35
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2045	CLASS R	CARMEN CELLURA FBO	49.64
		TEMP-PRESS INC 401(K) PROFIT
		SHARING PLAN & TRUST
		PENFIELD NY 14526-2914

TARGET 2045	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	31.43
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2045	CLASS R	LEGG MASON INC	18.93
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2050	CLASS A	MORGAN STANLEY & CO INC	32.41
		ATTN MUTUAL FUNDS OPERATIONS
		HARBORSIDE FINANCIAL CENTER
		PLAZA TWO 2ND FLOOR
		JERSEY CITY NJ 07311

TARGET 2050	CLASS C	MLPF&S FOR THE SOLE BENEFIT OF ITS	11.04
		CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
TARGET 2050	CLASS C	UNITED INSURANCE MANAGEMENT LC	7.17
		401K PLAN
		THE TRUST COMPANY
		SAINT PETERSBURG FL 33701-3835

TARGET 2050	CLASS C	GLOBAL INFORMATION TECHNO	5.37
		401K PLAN
		THE TRUST COMPANY
		HUNTINGTON BEACH CA 92647-7414

TARGET 2050	CLASS FI	LEGG MASON INC	100.00
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2050	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	99.69
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2050	CLASS R	MLPF&S FOR THE SOLE BENEFIT OF ITS	84.07
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

TARGET 2050	CLASS R	LEGG MASON INC	8.17
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

TARGET 2050	CLASS R	MG TRUST COMPANY TRUSTEE	6.11
		PRONTO LLC
		717 17TH STREET
		SUITE 1300
		DENVER CO 80202-3304

RETIREMENT FUND	CLASS A	PERSHING LLC	11.43
		1 PERSHING PLZ
		JERSEY CITY NJ 07399-0001

RETIREMENT FUND	CLASS A	NFS LLC FEBO	6.68
		FMT CO CUST IRA ROLLOVER
		CASNOVIA MI 49318-0555

RETIREMENT FUND	CLASS A	AMERICAN ENTERPRISE INVESTMENT SVC	5.10
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

RETIREMENT FUND	CLASS C	AMERICAN ENTERPRISE INVESTMENT SVC	36.48
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

Fund Name	Class	Name and Address of Shareholder	Percentage of Ownership (%)
RETIREMENT FUND	CLASS C	WILLIAM J CANNING MANAGEMENT	7.74
		401 (K) PLAN
		CRANSTON RI 02910-3322

RETIREMENT FUND	CLASS C	RAYMOND JAMES	5.60
		OMNIBUS FOR MUTUAL FUNDS
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

RETIREMENT FUND	CLASS FI	LEGG MASON INC	92.74
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673

RETIREMENT FUND	CLASS FI	MG TRUST COMPANY TRUSTEE	7.26
		HD CONTRACTING INC
		DENVER CO 80202-3304

RETIREMENT FUND	CLASS I	MLPF&S FOR THE SOLE BENEFIT OF ITS	73.41
		CUSTOMERS
		ATTN FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FLOOR
		JACKSONVILLE FL 32246-6484

RETIREMENT FUND	CLASS I	CHARLES SCHWAB & CO INC	16.07
		SAN FRANCISCO CA 94105-1905

RETIREMENT FUND	CLASS I	RAYMOND JAMES	10.52
		OMNIBUS FOR MUTUAL FUNDS
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

RETIREMENT FUND	CLASS R	FRONTIER TRUST COMPANY FBO	80.36
		GJ GASTRO 401(K) PLAN 217517
		FARGO ND 58106-0758

RETIREMENT FUND	CLASS R	LEGG MASON INC	19.64
		ATTN BRIAN EMRICK
		100 INTERNATIONAL DR FL 10
		BALTIMORE MD 21202-4673
INVESTMENT MANAGEMENT AND OTHER SERVICES

Manager

LMPFA serves as investment manager to each fund pursuant to an investment management agreement (each, a “Management Agreement”). LMPFA provides administrative and certain oversight services to each fund. LMPFA, with offices at 620 Eighth Avenue, New York, New York 10018, also serves as the investment manager of other Legg Mason-sponsored funds. As of March 31, 2014, LMPFA’s total assets under management were approximately $236.7 billion. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $701.8 billion.

The manager has agreed, under each Management Agreement, subject to the supervision of the funds’ Board, to provide each fund with investment research, advice, management and supervision; furnish a continuous investment program for each fund’s portfolio of securities and other investments consistent with the fund’s investment objective, policies and restrictions; and place orders pursuant to its investment determinations. The manager is permitted to enter into contracts with subadvisers or subadministrators, subject to the Board’s approval. The manager has entered into subadvisory arrangements, as described below.

The manager performs administrative and management services as reasonably requested by a fund necessary for the operation of each fund, such as (i) supervising the overall administration of the fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the fund’s existence; and (v) maintaining the registration and qualification of the fund’s shares under federal and state laws.

Each Management Agreement will continue in effect for its initial term and thereafter from year to year, provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of a fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose.

Each Management Agreement provides that the manager may render services to others. Each Management Agreement is terminable without penalty on not more than 60 days’ nor less than 30 days’ written notice by the fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the fund (as defined in the 1940 Act) or by a vote of a majority of the Trustees, or by the manager on not less than 90 days’ written notice, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). Each Management Agreement is not assignable by the Trust except with the consent of the manager. Each Management Agreement provides that neither the manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties.

For its services under the Management Agreement, LMPFA receives an investment management fee of 0.10% of each fund’s average daily net assets that is calculated daily and payable monthly.

For the fiscal years ended January 31, 2014, 2013 and 2012, each fund incurred the following in investment management fees. After waivers and reimbursements of fees and expenses, no fund paid a management fee.

Fund	2014 Investment Management Fee ($)		2013 Investment Management Fee ($)		2012 Investment Management Fee ($)
Target 2015	3,995	(1)	4,371	(1)	4,780	(1)
Target 2020	5,119	(2)	4,818	(2)	4,635	(2)
Target 2025	7,512	(3)	6,451	(3)	5,442	(3)
Target 2030	4,847	(4)	4,522	(4)	4,109	(4)
Target 2035	5,233	(5)	4,314	(5)	3,845	(5)
Target 2040	5,425	(6)	4,269	(6)	3,733	(6)
Target 2045	3,084	(7)	2,447	(7)	2,400	(7)
Target 2050	3,272	(8)	2,391	(8)	2,544	(8)
Retirement Fund	5,414	(9)	3,337	(9)	2,280	(9)

(1)	For Target 2015, LMPFA waived and reimbursed fees and expenses of $184,557 in 2014, $250,586 in 2013 and $137,359 in 2012.

(2)	For Target 2020, LMPFA waived and reimbursed fees and expenses of $166,687 in 2014, $226,324 in 2013 and $136,114 in 2012.

(3)	For Target 2025, LMPFA waived and reimbursed fees and expenses of $183,671 in 2014, $233,366 in 2013 and $138,366 in 2012.

(4)	For Target 2030, LMPFA waived and reimbursed fees and expenses of $164,136 in 2014, $224,569 in 2013 and $132,818 in 2012.

(5)	For Target 2035, LMPFA waived and reimbursed fees and expenses of $167,163 in 2014, $221,651 in 2013 and $131,338 in 2012.

(6)	For Target 2040, LMPFA waived and reimbursed fees and expenses of $167,920 in 2014, $220,344 in 2013 and $128,105 in 2012.

(7)	For Target 2045, LMPFA waived and reimbursed fees and expenses of $154,589 in 2014, $209,738 in 2013 and $112,313 in 2012.

(8)	For Target 2050, LMPFA waived and reimbursed fees and expenses of $155,038 in 2014, $210,617 in 2013 and $108,596 in 2012.

(9)	For Retirement Fund, LMPFA waived and reimbursed fees and expenses of $160,374 in 2014, $199,269 in 2013 and $115,379 in 2012.

Each fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds.

Subadvisory Arrangements

QS LMGAA serves as a subadviser to each fund pursuant to a subadvisory agreement between the manager and QS LMGAA with respect to each fund (the “QS LMGAA Subadvisory Agreement”). QS LMGAA is a wholly-owned subsidiary of Legg Mason. QS LMGAA has offices at 620 Eighth Avenue, New York, New York 10018 and provides asset allocation advisory services to the funds. As of March 31, 2014, QS LMGAA’s total assets under management were approximately $1.1 billion.

Western Asset manages the assets allocated to the Event Risk Management strategy for each Target Fund during the Target Fund’s Dynamic Rebalancing Period and manages each fund’s cash and short-term instruments pursuant to an agreement between the manager and Western Asset (each, a “Western Asset Subadvisory Agreement”). Western Asset, established in 1971, has offices at 385 East Colorado Boulevard, Pasadena, California 91101 and 620 Eighth Avenue, New York, New York 10018. Western Asset acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds. As of March 31, 2014, the total assets under management of Western Asset and its supervised affiliates were approximately $468.7 billion.

QS LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 International Drive, Baltimore, Maryland 21202, is a global asset management company. As of March 31, 2014, Legg Mason’s asset management operations had aggregate assets under management of approximately $701.8 billion.

Under each QS LMGAA Subadvisory Agreement and each Western Asset Subadvisory Agreement, subject to the supervision and direction of the Board and the manager, QS LMGAA and Western Asset will manage each fund’s portfolio in accordance with the fund’s stated investment objective and policies, assist in supervising all aspects of the fund’s operations, make investment decisions for the fund, place orders to purchase and sell securities and employ professional portfolio managers and securities analysts who provide research services to the fund.

Each QS LMGAA Subadvisory Agreement and each Western Asset Subadvisory Agreement will continue in effect for its initial term and thereafter from year to year provided such continuance is specifically approved at least annually (a) by the Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the fund (as defined in the 1940 Act) may terminate a QS LMGAA Subadvisory Agreement or a Western Asset Subadvisory Agreement without penalty, in each case on not more than 60 days’ nor less than 30 days’ written notice to QS LMGAA or Western Asset. QS LMGAA and Western Asset may terminate a QS LMGAA Subadvisory Agreement or a Western Asset Subadvisory Agreement, as applicable, on 90 days’ written notice to the fund and the manager. A QS LMGAA Subadvisory Agreement and a Western Asset Subadvisory Agreement may be terminated upon the mutual written consent of the manager and QS LMGAA or Western Asset, as applicable. A QS LMGAA Subadvisory Agreement and a Western Asset Subadvisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act) by QS LMGAA or Western Asset, as applicable, and shall not be assignable by the manager without the consent of QS LMGAA or Western Asset, as applicable.

QS LMGAA does not receive a fee from the manager. While a Target Fund is not in the Dynamic Rebalancing Period (generally, five years before and five years after the target date), the subadvisory fee payable to Western Asset is 0.02% of the portion of the Target Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers and reimbursements. Such fee shall be paid to Western Asset by the manager out of the fee it receives from each Target Fund. While a Target Fund is in the Dynamic Rebalancing Period, the subadvisory fee payable to Western Asset will be 0.10% of the Target Fund’s average daily net assets. The fees are calculated daily and payable monthly.

Portfolio Managers

The following tables set forth certain additional information with respect to the portfolio managers for each fund. Unless noted otherwise, all information is provided as of January 31, 2014.

Other Accounts Managed by the Portfolio Managers

The table below identifies the portfolio managers, the number of accounts (other than the funds) for which each portfolio manager has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, other accounts and, if applicable, the number of accounts and total assets in the accounts where fees are based on performance.

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Target 2015	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	5	46.13 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	106	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2020	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2025	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2030	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
Target 2035	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2040	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2045	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target 2050	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

		Type of Account	Number of Accounts Managed	Total Assets Managed ($)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based ($)
	Prashant Chandran	Registered investment companies	6	46.16 million	None	None

		Other pooled investment vehicles	4	1.01 billion	1	130.64 million

		Other accounts	2	7.16 million	None	None

	S. Kenneth Leech**	Registered investment companies	107	195.07 billion	None	None

		Other pooled investment vehicles	242	90.07 billion	9	1.63 billion

		Other accounts	710	171.7 billion	57	15.72 billion

Target Retirement Fund	Y. Wayne Lin	Registered investment companies	20	3.6 billion	None	None

		Other pooled investment vehicles	3	124.0 million	None	None

		Other accounts	3	1.5 million	None	None

	Thomas Picciochi*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

	Ellen Tesler*	Registered investment companies	None	None	None	None

		Other pooled investment vehicles	4	1.1 billion	None	None

		Other accounts	2	118.3 million	None	None

*	As of March 31, 2014

**	On or about March 31, 2014, Mr. Leech joined the portfolio management team of the fund and the portfolio management teams having investment responsibility for other registered investment companies, other pooled investment vehicles and other accounts. Information in this table relating to Mr. Leech reflects the assets under management of these additional registered investment companies, other pooled investment vehicles and other accounts as of January 31, 2014.

Portfolio Manager Compensation

QS LMGAA

The portfolio manager compensation will be different for certain portfolio managers until May 2015 as a result of Legg Mason, Inc.’s acquisition of QS Investors. The portfolio managers who are currently managing the funds will continue to receive compensation under the current compensation policies until May 2015, when the compensation structure will change to the structure described below. For the portfolio managers who are managing the funds effective May 30, 2014, they will be compensated under the policies set forth below.

QS LMGAA investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

The level of incentive compensation is determined by the senior management of Legg Mason and is awarded on a discretionary basis. A formula-based scheme directly linking compensation to investment performance as measured against a benchmark is not currently in place nor is one planned; however, senior management considers a number of factors when determining compensation, including (but not limited to) the performance of QS LMGAA’s funds relative to their benchmarks and to their relevant peer groups over a 1, 3 and 5-year period.

Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with QS LMGAA, and 50% may be received in the form of Legg Mason restricted stock shares.

Portfolio Manager Compensation Structure—QS LMGAA (effective May 30, 2014 for portfolio managers who are managing the funds effective May 30, 2014 and effective May 2015 for portfolio managers who are currently managing the funds)

Portfolio managers will be eligible for total compensation comprised of base salary and variable compensation.

Base Salary. Base salary is the fixed portion of the portfolio manager compensation and is linked to professional experience and qualifications and financial services industry peer comparison.

Variable Compensation. Variable compensation for portfolio managers will be linked to the metrics for which they have responsibility; checking and implementing quantitative model output, minimizing transaction costs and market impact, monitoring client portfolios for appropriate market risk and ensuring adherence to regulatory and investment guidelines. Portfolio manager compensation is not tied to peer group and/or relative benchmark performance. The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management’s assessment of overall portfolio manager contributions to the investment team, the investment process and overall performance (distinct from fund and other account performance). Other factors taken into consideration include adherence to Compliance Policies and Procedures, Risk Management procedures and the firm’s Code of Ethics.

Western Asset

With respect to the compensation of portfolio managers, Western Asset’s compensation system assigns each employee a total compensation range, which is derived from annual market surveys that benchmark each role with its job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.

In addition, Western Asset’s employees are eligible for bonuses. These are structured to closely align the interests of employees with those of Western Asset, and are determined by the professional’s job function and pre-tax performance as measured by a formal review process. All bonuses are completely discretionary. The principal factor considered is a portfolio manager’s investment performance versus appropriate peer groups and benchmarks (e.g., a securities index and with respect to a fund, the benchmark set forth in the fund’s Prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Performance is reviewed on a 1, 3 and 5 year basis for compensation—with 3 and 5 years having a larger emphasis. Western Asset may also measure a portfolio manager’s pre-tax investment performance against other benchmarks, as it determines appropriate. Because portfolio managers are generally responsible for multiple accounts (including the funds) with similar investment strategies, they are generally compensated on the performance of the aggregate group of similar accounts, rather than a specific account. Other factors that may be considered when making bonus decisions include client service, business development, length of service to Western Asset, management or supervisory responsibilities, contributions to developing business strategy and overall contributions to Western Asset’s business.

Finally, in order to attract and retain top talent, all professionals are eligible for additional incentives in recognition of outstanding performance. These are determined based upon the factors described above and include Legg Mason stock options and long-term incentives that vest over a set period of time past the award date.

Potential Conflicts of Interest

The subadviser maintains policies and procedures reasonably designed to detect and minimize material conflicts of interest inherent in circumstances when a portfolio manager has day-to-day portfolio management responsibilities for multiple portfolios. Nevertheless, no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. These conflicts may be real, potential, or perceived; certain of these conflicts are described in detail below.

Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple funds and/or accounts, the investment opportunity may be allocated among these several funds or accounts, which may limit a client’s ability to take full advantage of the investment opportunity, due to liquidity constraints or other factors.

The subadviser has adopted trade allocation procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts. Nevertheless, investment opportunities may be allocated differently among client accounts due to the particular characteristics of an account, such as the size of the account, cash position, investment guidelines and restrictions or its sector/country/region exposure or other risk controls, market restrictions or for other reasons.

Similar Investment Strategies. The subadviser and its portfolio management team may manage multiple portfolios with similar investment strategies. Investment decisions for each portfolio are generally made based on each portfolio’s investment objectives and guidelines, cash availability, and current holdings. Purchases or sales of securities for the portfolios may be appropriate for other portfolios with like objectives and may be bought or sold in different amounts and at different times in multiple portfolios. In these cases, transactions are allocated to portfolios in a manner believed by the subadviser to be the most equitable to each client, generally utilizing a pro rata allocation methodology. Purchase and sale orders for a portfolio may be combined with those of other portfolios in the interest of achieving the most favorable net results for all clients.

Different Investment Strategies. The subadviser may manage long-short strategies alongside long-only strategies. As such, the potential exists for short sales of securities in certain portfolios while the same security is held long in one or more other portfolios. In an attempt to mitigate the inherent risks of simultaneous management of long-short and long-only strategies, the subadviser has established and implemented procedures to promote fair and equitable treatment of all portfolios. The procedures include monitoring and surveillance, supervisory reviews, and compliance oversight of short sale activity.

Differences in Financial Incentives. A conflict of interest may arise where the financial or other benefits available to a portfolio manager or an investment adviser differ among the funds and/or accounts under management. For example, when the structure of an investment adviser’s management fee differs among the funds and/or accounts under its management (such as where certain funds or accounts pay higher management fees or performance-based management fees), a portfolio manager might be motivated to favor certain funds and/or accounts over others. Performance-based fees could also create an incentive for an investment adviser to make investments that are riskier or more speculative. In addition, a portfolio manager might be motivated to favor funds and/or accounts in which he or she or the investment adviser and/or its affiliates have a financial interest. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record in a particular investment strategy or to derive other rewards, financial or otherwise, could influence a portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager. To manage conflicts that may arise from management of portfolios with performance-based fees, performance in portfolios with like strategies is regularly reviewed by management.

Investment professionals employed by the subadviser may manage personal accounts in which they have a fiduciary interest with holdings similar to those of client accounts. The subadviser has implemented a Code of Ethics which is designed to address the possibility that these professionals could place their own interests ahead of those of clients. The Code of Ethics addresses this potential conflict of interest by imposing reporting requirements, blackout periods, supervisory oversight and other measures designed to reduce conflict.

The subadviser allows its employees to trade in securities that it recommends to advisory clients. The subadviser’s employees may buy, hold or sell securities at or about the same time that the subadviser is purchasing, holding or selling the same or similar securities for client account portfolios and the actions taken by such individuals on a personal basis may differ from, or be inconsistent with, the nature and timing of advice or actions taken by the subadviser for its client accounts. The subadviser and its employees may also invest in mutual funds and other pooled investment vehicles that are managed by the subadviser. This may result in a potential conflict of interest since the subadviser’s employees have knowledge of such funds’ investment holdings, which is non-public information.

Portfolio Manager Securities Ownership

The table below identifies ownership of equities securities in each fund by the portfolio managers responsible for the day-to-day management of the funds as of January 31, 2014.

Fund	Portfolio Managers	Dollar Range of Ownership of Securities ($)
Target 2015	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2020	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2025	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Fund	Portfolio Managers	Dollar Range of Ownership of Securities ($)
Target 2030	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2035	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2040	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2045	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Target 2050	Y. Wayne Lin Thomas Picciochi* Ellen Tesler* Prashant Chandran S. Kenneth Leech**	None None None None None

Retirement Fund	Y. Wayne Lin Thomas Picciochi* Ellen Tesler*	None None None

*	Information is as of March 31, 2014. On May 30, 2014, Mr. Picciochi and Ms. Tesler joined the portfolio management team of the funds.

**	On or about March 31, 2014, S. Kenneth Leech joined the portfolio management team of the funds.

Expenses

In addition to amounts payable under the Management Agreement and the 12b-1 Plan (as discussed below), each fund is responsible for its own expenses, including, among other things: interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to the issuance and redemption or repurchase of the fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the fund; Board fees; audit fees; travel expenses of officers, Trustees and employees of the fund, if any; the fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund and its officers, Trustees and employees;

and litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the fund is a party and any legal obligation which the fund may have to indemnify the fund’s Trustees and officers with respect thereto.

Management may agree to implement an expense cap, waive fees and/or reimburse operating expenses for one or more classes of shares. Any such waived fees and/or reimbursed expenses are described in the funds’ Prospectus. The expense caps and waived fees and/or reimbursed expenses do not cover extraordinary expenses, such as (a) any expenses or charges related to litigation, derivative actions, demand related to litigation, regulatory or other government investigations and proceedings, “for cause” regulatory inspections and indemnification or advancement of related expenses or costs, to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time; (b) transaction costs (such as brokerage commissions and dealer and underwriter spreads) and taxes; and (c) other extraordinary expenses as determined for the purposes of fee disclosure in Form N-1A, as the same may be amended from time to time. Without limiting the foregoing, extraordinary expenses are generally those that are unusual or expected to recur only infrequently, and may include such expenses, by way of illustration, as (i) expenses of the reorganization, restructuring, redomiciling or merger of a fund or class or the acquisition of all or substantially all of the assets of another fund or class; (ii) expenses of holding, and soliciting proxies for, a meeting of shareholders of a fund or class (except to the extent relating to routine items such as the election of Trustees or the approval of the independent registered public accounting firm); and (iii) expenses of converting to a new custodian, transfer agent or other service provider, in each case to the extent any such expenses are considered extraordinary expenses for the purposes of fee disclosure in Form N-1A as the same may be amended from time to time.

In order to implement an expense cap, the manager will, as necessary, waive management fees or reimburse operating expenses. However, the manager is permitted to recapture amounts previously waived or reimbursed by the manager to the fund during the same fiscal year if the fund’s total annual operating expenses have fallen to a level below the expense cap shown in the funds’ Prospectus. In no case will the manager recapture any amount that would result, on any particular fund business day, in the fund’s total annual operating expenses exceeding the expense cap.

Distributor

LMIS, a wholly-owned broker/dealer subsidiary of Legg Mason, located at 100 International Drive, Baltimore, Maryland 21202, serves as each fund’s sole and exclusive distributor pursuant to a written agreement dated August 5, 2010 (the “distribution agreement”).

LMIS may be deemed to be an underwriter for purposes of the 1933 Act. The distributor’s obligation is an agency or “best efforts” arrangement under which the distributor is required to take and pay only for such shares of a fund as may be sold to the public. The distributor is not obligated to sell any stated number of shares.

The distribution agreement is renewable from year to year with respect to each fund if approved (a) by the Trustees or by a vote of a majority of the fund’s outstanding voting securities, and (b) by the affirmative vote of a majority of Independent Trustees who are not parties to such agreement or interested persons of any such party by votes cast in person at a meeting called for such purpose. The distribution agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days’ written notice.

LMPFA, LMIS, their affiliates and their personnel have interests in promoting sales of the Legg Mason Funds, including remuneration, fees and profitability relating to services to and sales of the funds. Employees of LMPFA, LMIS or their affiliates (including wholesalers registered with LMIS) may receive additional compensation related to the sale of individual Legg Mason Funds or categories of Legg Mason Funds. LMPFA, the subadvisers, and their advisory or other personnel may also benefit from increased amounts of assets under management.

Financial intermediaries, including broker/dealers, investment advisers, financial consultants or advisers, mutual fund supermarkets, insurance companies, financial institutions and other financial intermediaries through which investors may purchase shares of the funds, also may benefit from the sales of shares of the Legg Mason Funds. For example, in connection with such sales, financial intermediaries may receive compensation from a fund (with respect to the fund as a whole or a particular class of shares) and/or from LMPFA, LMIS, and/or their affiliates, as further described below. The structure of these compensation arrangements, as well as the amounts paid under such arrangements, vary and may change from time to time. In addition, new compensation arrangements may be negotiated at any time. The compensation arrangements described in this section are not mutually exclusive, and a single financial intermediary may receive multiple types of compensation.

LMIS has agreements in place with financial intermediaries defining how much each firm will be paid for the sale of a particular mutual fund from sales charges, if any, paid by fund shareholders and from Rule 12b-1 Plan fees paid to LMIS by the funds. These financial intermediaries then pay their employees or associated persons who sell fund shares from the sales charges and/or fees they receive. The financial intermediary, and/or its employees or associated persons may receive a payment when a sale is made and will, in most cases, continue to receive ongoing payments while you are invested in the fund. In other cases, LMIS may retain all or a portion of such fees and sales charges.

In addition, LMIS, LMPFA and/or certain of their affiliates may make additional payments (which are often referred to as “revenue sharing” payments) to the financial intermediaries from their past profits and other available sources, including profits from their relationships with the fund. Revenue sharing payments are a form of compensation paid to a financial intermediary in addition to the sales charges paid by fund shareholders or Rule 12b-1 Plan fees paid by the funds. LMPFA, LMIS and/or certain of its affiliates may revise the terms of any existing revenue sharing arrangement, and may enter into additional revenue sharing arrangements with other financial services firms.

Revenue sharing arrangements are intended, among other things, to foster the sale of fund shares and/or to compensate financial services firms for assisting in marketing or promotional activities in connection with the sale of fund shares. In exchange for revenue sharing payments, LMPFA and LMIS generally expect to receive the opportunity for the funds to be sold through the financial intermediaries’ sales forces or to have access to third-party platforms or other marketing programs, including but not limited to mutual fund “supermarket” platforms or other sales programs. To the extent that financial intermediaries receiving revenue sharing payments sell more shares of the funds, LMPFA and LMIS and/or their affiliates benefit from the increase in fund assets as a result of the fees they receive from the funds.

Revenue sharing payments are usually calculated based on a percentage of fund sales and/or fund assets attributable to a particular financial intermediary. Payments may also be based on other criteria or factors such as, for example, a fee per each transaction. Specific payment formulas are negotiated based on a number of factors, including, but not limited to, reputation in the industry, ability to attract and retain assets, target markets, customer relationships and scope and quality of services provided. In addition, LMIS, LMPFA and/or certain of their affiliates may pay flat fees on a one-time or irregular basis for the initial set-up of the fund on a financial intermediary’s systems, participation or attendance at a financial intermediary’s meetings, or for other reasons. In addition, LMIS, LMPFA and/or certain of their affiliates may pay certain education and training costs of financial intermediaries (including, in some cases, travel expenses) to train and educate the personnel of the financial intermediaries. It is likely that financial intermediaries that execute portfolio transactions for the fund will include those firms with which LMPFA, LMIS and/or certain of their affiliates have entered into revenue sharing arrangements.

Each fund generally pays the transfer agent for certain recordkeeping and administrative services. In addition, the funds may pay financial intermediaries for certain recordkeeping, administrative, sub-accounting and networking services. These services include maintenance of shareholder accounts by the firms, such as recordkeeping and other activities that otherwise would be performed by a fund’s transfer agent. Administrative fees may be paid to a firm that undertakes, for example, shareholder communications on behalf of the fund. Networking services are services undertaken to support the electronic transmission of shareholder purchase and redemption orders through the National Securities Clearing Corporation (NSCC). These payments are generally based on either (1) a percentage of the average daily net assets of fund shareholders serviced by a financial intermediary or (2) a fixed dollar amount for each account serviced by a financial intermediary. LMIS, LMPFA and/or their affiliates may make all or a portion of these payments.

In addition, the funds reimburse LMIS for NSCC fees that are invoiced to LMIS as the party to the agreement with NSCC for the administrative services provided by NSCC to the funds and their shareholders. These services include transaction processing and settlement through Fund/SERV, electronic networking services to support the transmission of shareholder purchase and redemption orders to and from financial intermediaries, and related recordkeeping provided by NSCC to the funds and their shareholders.

If your fund shares are purchased through a retirement plan, LMIS, LMPFA or certain of their affiliates may also make similar payments to those described in this section to the plan’s recordkeeper or an affiliate.

Revenue sharing payments, as well as the other types of compensation arrangements described in this section, may provide an incentive for financial intermediaries and their employees or associated persons to recommend or sell shares of the funds to customers and in doing so may create conflicts of interest between the firms’ financial interests and the interests of their customers. Please contact your financial intermediary for details about any payments it (and its employees) may receive from the funds and/or from LMIS, LMPFA and/or their affiliates. You should review your financial intermediary’s disclosure and/or talk to your broker/dealer or financial intermediary to obtain more information on how this compensation may have influenced your broker/dealer’s or financial intermediary’s recommendation of the funds.

Initial Sales Charge

The aggregate dollar amounts of initial sales charges on Class A shares and the amounts retained by the distributor were as follows:

For the fiscal year ended January 31:

	Total Commissions Received ($)			Amounts Retained by LMIS ($)
Fund	2012	2013	2014	2012	2013	2014
Target 2015	615	1,935	279	85	287	85
Target 2020	3,189	4,291	1,962	559	2,601	201
Target 2025	2,719	1,805	2,832	867	131	371
Target 2030	262	772	1,921	37	76	136
Target 2035	247	760	2,469	32	75	238
Target 2040	8	435	993	0	0	0
Target 2045	69	1,394	749	8	364	32
Target 2050	527	885	1,772	73	279	71
Retirement Fund	4,704	19,500	6,762	663	2,576	0

Contingent Deferred Sales Charges

The aggregate dollar amounts of contingent deferred sales charges on Class A and Class C shares received and retained by the distributor were as follows:

Class A

For the fiscal year ended January 31:

	Amounts Retained by LMIS ($)
Fund	2012	2013	2014
Target 2015	0	0	0
Target 2020	0	0	0
Target 2025	0	0	0
Target 2030	0	0	0
Target 2035	0	0	0
Target 2040	0	0	0
Target 2045	0	0	0
Target 2050	0	0	0
Retirement Fund	0	0	0

Class C

For the fiscal year ended January 31:

	Amounts Retained by LMIS ($)
Fund	2012	2013	2014
Target 2015	0	31	0
Target 2020	0	43	0
Target 2025	12	0	63
Target 2030	0	0	0
Target 2035	28	177	17
Target 2040	13	0	40
Target 2045	0	0	0
Target 2050	0	0	16
Retirement Fund	72	537	272

Shareholder Services and Distribution Plan

The Trust, on behalf of the funds, has adopted an amended shareholder services and distribution plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A, Class C, Class FI, Class R and Class R1 shares. Under the 12b-1 Plan, the funds pay distribution fees to LMIS for the services it provides and expenses it bears with respect to the distribution of Class C, Class R and Class R1 shares and service fees for Class A, Class C, Class FI, Class R and Class R1 shares. The distributor will provide the Board with periodic reports of amounts expended under the 12b-1 Plan and the purposes for which such expenditures were made. Each fund pays service fees, accrued daily and payable monthly, calculated at the annual rate of 0.25% of the value of the fund’s average daily net assets attributable to the fund’s Class A, Class C, Class FI, Class R and Class R1 shares. In addition, the fund pays distribution fees with respect to the Class C and Class R1 shares at the annual rate of 0.75% of the fund’s average daily net assets attributable to each such class and with respect to the Class R shares at the annual rate of 0.25% of the fund’s average daily net assets attributable to such class.

Fees under the 12b-1 Plan may be used to make payments to the distributor for distribution services, Service Agents and to other parties in respect of the sale of shares of the funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The funds may also make payments to the distributor, Service Agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid to each recipient may vary based upon certain factors, including, among other things, the levels of sales of fund shares and/or shareholder services provided.

The 12b-1 Plan also provides that the distributor and Service Agents may receive all or a portion of the sales charges paid by Class A and Class C investors.

The 12b-1 Plan permits the funds to pay fees to the distributor, Service Agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the 12b-1 Plan, the funds will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The funds may pay the fees to the distributor and others until the 12b-1 Plan or distribution agreement is terminated or not renewed. In that event, the distributor’s or other recipient’s expenses in excess of fees received or accrued through the termination date will be the distributor’s or other recipient’s sole responsibility and not obligations of the funds. In their annual consideration of the continuation of the 12b-1 Plan for the funds, the Trustees will review the 12b-1 Plan and the expenses for each class within the funds separately.

The 12b-1 Plan also recognizes that various service providers to the funds, such as the manager, may make payments for distribution-related expenses out of their own resources, including past profits, or payments received from the funds for other purposes, such as management fees, and that the funds’ distributor or Service Agents may from time to time use their own resources for distribution-related services, in addition to the fees paid under the 12b-1 Plan. The 12b-1 Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the funds within the context of Rule 12b-1, then the payments are deemed to be authorized by the 12b-1 Plan, if permitted under applicable law.

The 12b-1 Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Independent Trustees of the Trust who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (for purposes of this paragraph “Qualified Trustees”). The Qualified Trustees, in the exercise of their business judgment in the best interests of the shareholders of each fund and each class, have approved the continuation of the 12b-1 Plan. The 12b-1 Plan requires that the funds and the distributor provide to the Board and the Board review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the 12b-1 Plan. The 12b-1 Plan further provides that the selection and nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees then in office. The 12b-1 Plan may be terminated with respect to any class of a fund at any time by a vote of a majority of the fund’s Qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The 12b-1 Plan may not be amended to increase materially the amount of permitted expenses of the class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and Qualified Trustees. The funds will preserve copies of any plan, agreement or report made pursuant to the 12b-1 Plan for a period of not less than six years, and for the first two years the funds will preserve such copies in an easily accessible place.

As contemplated by the 12b-1 Plan, the distributor acts as an agent of the funds in connection with the offering of shares of the funds pursuant to the distribution agreement.

Dealer reallowances, if any, are described in the funds’ Prospectus.

The following service and distribution fees were incurred by each fund pursuant to the 12b-1 Plan during the fiscal year ended January 31, 2014:

Fund	Share Class	Fiscal Year Ended January 31, 2014 ($)
Target 2015	Class A	3,843
	Class C	23,275
	Class FI	44
	Class R	170

Target 2020	Class A	4,110
	Class C	25,579
	Class FI	36
	Class R	1,029

Target 2025	Class A	5,793
	Class C	36,938
	Class FI	38
	Class R	421

Target 2030	Class A	2,757
	Class C	21,749
	Class FI	45
	Class R	1,004

Target 2035	Class A	2,553
	Class C	24,129
	Class FI	70
	Class R	1,022

Target 2040	Class A	3,214
	Class C	19,424
	Class FI	50
	Class R	549

Target 2045	Class A	1,900
	Class C	10,243
	Class FI	39
	Class R	348

Target 2050	Class A	2,873
	Class C	12,430
	Class FI	43
	Class R	701

Retirement Fund	Class A	8,105
	Class C	19,750
	Class FI	119
	Class R	345

Distribution expenses incurred by LMIS during the fiscal year ended January 31, 2014 for compensation to Service Agents, printing costs of prospectuses and marketing materials are expressed in the following table.

Fund and Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total Current Expenses ($)
Target 2015
A	3,843	0	10,268	188	14,299
C	13,561	6,960	10,583	482	31,586
FI	44	0	4,648	7	4,699
R	170	0	4,741	11	4,922

Target 2020
A	4,110	0	9,909	0	14,019
C	17,126	6,064	10,606	0	33,796
FI	36	0	4,451	0	4,487
R	1,029	0	4,955	0	5,984

Target 2025
A	5,793	0	10,178	0	15,971
C	22,978	9,943	10,804	1	43,726
FI	38	0	4,448	0	4,486
R	421	0	4,561	0	4,982

Target 2030
A	2,757	0	7,187	0	9,944
C	12,333	6,711	11,927	0	30,971
FI	45	0	4,468	0	4,513
R	1,004	0	5,120	0	6,124

Target 2035
A	2,553	0	6,976	0	9,529
C	13,465	7,553	10,704	0	31,722
FI	70	0	4,465	0	4,535
R	1,022	0	4,759	0	5,781

Target 2040
A	3,214	0	8,973	0	12,187
C	10,505	6,484	8,846	0	25,835
FI	50	0	4,460	0	4,510
R	549	0	4,964	0	5,513

Target 2045
A	1,900	0	6,567	0	8,467
C	5,143	3,550	7,675	0	16,368
FI	39	0	4,454	0	4,493
R	348	0	4,925	0	5,273

Target 2050
A	2,873	0	7,057	0	9,930
C	6,047	4,490	8,555	0	19,092
FI	43	0	4,456	0	4,499
R	701	0	4,933	0	5,634

Fund and Class	Third Party Fees ($)	Financial Consultant Compensation (Amortized) ($)	Marketing ($)	Printing ($)	Total Current Expenses ($)
Retirement Fund
A	8,105	0	12,067	2	20,174
C	12,799	4,957	10,112	3	27,871
FI	119	0	4,536	0	4,655
R	345	0	4,609	0	4,954

No information is presented for Class R1 shares because no shares of that class were outstanding during the fiscal year ended January 31, 2014.

Custodian and Transfer Agent

State Street Bank and Trust Company (“State Street”), One Lincoln Street, Boston, Massachusetts 02111, serves as the custodian of each fund. State Street, among other things, maintains a custody account or accounts in the name of each fund, receives and delivers all assets for the fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of the fund and makes disbursements on behalf of the fund. State Street neither determines a fund’s investment policies, nor decides which securities the fund will buy or sell. For its services, State Street receives a monthly fee based upon the daily average market value of securities held in custody and also receives securities transaction charges, including out-of-pocket expenses. Each fund may also periodically enter into arrangements with other qualified custodians with respect to certain types of securities or other transactions such as repurchase agreements or derivatives transactions. State Street may also act as the funds’ securities lending agent and in that case would receive a share of the income generated by such activities.

Boston Financial Data Services, Inc. (“BFDS”), located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169, serves as each fund’s transfer agent. Under the transfer agency agreement with BFDS, BFDS maintains the shareholder account records for each fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each fund during the month and is reimbursed for out-of-pocket expenses.

Counsel

Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust and the funds.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038, serves as counsel to the Independent Trustees.

Independent Registered Public Accounting Firm

KPMG LLP, an independent registered public accounting firm, located at 345 Park Avenue, New York, New York 10154, has been selected to audit and report upon each fund’s financial statements and financial highlights for the fiscal year ending January 31, 2015.

Code of Ethics

Pursuant to Rule 17j-1 under the 1940 Act, the funds, the manager, QS LMGAA, Western Asset and the distributor have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict or the abuse of an employee’s position of trust and responsibility. Copies of the codes of ethics of the funds, the manager, QS LMGAA, Western Asset and the distributor are on file with the SEC.

Proxy Voting Guidelines and Procedures

Although individual Trustees may not agree with particular policies or votes by the manager, the Board has delegated proxy voting discretion to the manager, believing that the manager should be responsible for voting because it is a matter relating to the investment decision making process.

LMPFA delegates the responsibility for voting proxies for the funds to QS LMGAA through its contracts with QS LMGAA. QS LMGAA will use its own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of QS LMGAA to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the funds, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from QS LMGAA and providing them to the funds as required for the funds to comply with applicable rules under the 1940 Act.

QS LMGAA’s proxy voting policies and procedures govern in determining how proxies relating to the funds’ portfolio securities are voted, a copy of which is attached as Appendix B to this SAI. Information regarding how each fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-877-721-1926, (2) on the funds’ website at http://www.leggmason.com/individualinvestors and (3) on the SEC’s website at http://www.sec.gov.

PURCHASE OF SHARES

General

See the funds’ Prospectus for a discussion of which classes of shares of a fund are available for purchase and who is eligible to purchase shares of each class.

Investors may purchase shares from a Service Agent. In addition, certain investors, including retirement plans purchasing through certain Service Agents, may purchase shares directly from the funds. When purchasing shares of a fund, investors must specify whether the purchase is for Class A, Class C, Class FI, Class R, Class I or Class IS shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the transfer agent are not subject to a maintenance fee.

There are minimum investment requirements of $1,000 for initial investments and $50 for subsequent investments for purchases of Class A shares by: (i) current and retired board members of Legg Mason, (ii) current and retired board members of any fund advised by LMPFA or its affiliates (such board members, together with board members of Legg Mason, are referred to herein as “Board Members”), (iii) current employees of Legg Mason and its affiliates, (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) a pension, profit-sharing or other benefit plan for the benefit of such persons. Each fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.

Purchase orders received by a fund prior to the close of regular trading on the NYSE on any day a fund calculates its NAV are priced according to the NAV determined on that day (the “trade date”). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its NAV are priced according to the NAV determined on that day, provided the order is transmitted by the Service Agent to the fund’s transfer agent in accordance with their agreed-upon procedures. Payment must be made with the purchase order.

Class I Shares. The following persons are eligible to purchase Class I shares directly from a fund: (i) current employees of the fund’s manager and its affiliates; (ii) former employees of the fund’s manager and its affiliates with existing accounts; (iii) current and former board members of investment companies managed by affiliates of Legg Mason; (iv) current and former board members of Legg Mason; and (v) the immediate families of such persons. Immediate families are such person’s spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50. Current employees may purchase additional Class I shares through a systematic investment plan.

Under certain circumstances, an investor who purchases fund shares pursuant to a fee-based advisory account program of an Eligible Financial Intermediary as authorized by LMIS may be afforded an opportunity to make a conversion between one or more share classes owned by the investor in the same fund to Class I shares of that fund. Such a conversion in these particular circumstances does not cause the investor to realize taxable gain or loss.

Class R1 Shares. Class R1 shares are closed to all new purchases and incoming exchanges.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, the distributor or the transfer agent is authorized through preauthorized transfers of at least $50 on a monthly, quarterly, every alternate month, semi-annual or annual basis to charge the shareholder’s account held with a bank or other financial institution as indicated by the shareholder, to provide for systematic additions to the shareholder’s fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by the distributor or the transfer agent. The Systematic Investment Plan authorizes the distributor to apply cash held in the shareholder’s brokerage account to make additions to the account. Additional information is available from the funds or a Service Agent.

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the funds’ Prospectus.

Members of the selling group may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of a fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of a fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within 18 months of purchase, you will pay a contingent deferred sales charge of 1.00%.

The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares. Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

Class FI, Class R, Class I and Class IS Shares. Class FI, Class R, Class I and Class IS shares are sold at NAV with no initial sales charge and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a) sales to (i) current and retired Board Members, (ii) current employees of Legg Mason and its subsidiaries, (iii) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (iv) a pension, profit-sharing or other benefit plan for the benefit of such persons;

(b) sales to any employees of Service Agents having dealer, service or other selling agreements with the funds’ distributor or otherwise having an arrangement with any such Service Agent with respect to sales of fund shares, and by the immediate families of such persons or by a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d) purchases by shareholders who have redeemed Class A shares in a fund (or Class A shares of another fund sold by the distributor that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e) purchases by certain separate accounts used to fund unregistered variable annuity contracts;

(f) purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by broker/dealers and other financial institutions that have entered into agreements with LMIS; and

(g) purchases by direct retail investment platforms through mutual fund “supermarkets,” where the sponsor links its client’s account (including IRA accounts on such platforms) to a master account in the sponsor’s name.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

There are several ways you can combine multiple purchases of shares of funds sold by the distributor to take advantage of the breakpoints in the Class A sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Service Agent or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other funds that are eligible to be aggregated with your purchases. Certain records, such as account statements, may be necessary in order to verify your eligibility for a reduced sales charge.

Accumulation Privilege — allows you to combine the current value of shares of the fund with other shares of funds sold by the distributor that are owned by:

•	you or

•	your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charges.

If you hold fund shares in accounts at two or more Service Agents, please contact your Service Agents to determine which shares may be combined.

Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be combined. Shares of money market funds sold by the distributor that were not acquired by exchange from other funds offered with a sales charge may not be combined. Please contact your Service Agent or the fund for additional information.

Certain trustees and other fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of Intent — Helps you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of funds sold by the distributor over a 13 month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of seven Asset Level Goal amounts, as follows:

(1) $25,000	(5) $500,000
(2) $50,000	(6) $750,000
(3) $100,000	(7) $1,000,000
(4) $250,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to pay the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the funds sold by the distributor.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Letter, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if the shares are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter.

Eligible Fund Purchases. Generally, any shares of a fund sold by the distributor may be credited towards your Asset Level Goal. Shares of money market funds sold by the distributor acquired by exchange from other funds offered with a sales charge may be credited toward your Asset Level Goal.

The eligible funds may change from time to time. Investors should check with their Service Agent to see which funds may be eligible.

Eligible Accounts. Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases. You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter of Intent. You may at any time increase your Asset Level Goal. You must, however, contact your Service Agent, or if you purchase your shares directly through the transfer agent, contact the transfer agent, prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then-current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter of Intent and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges. Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Asset Level Goal. However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with a fund’s Prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter of Intent. You may cancel a Letter of Intent by notifying your Service Agent in writing, or if you purchase your shares directly through the transfer agent, by notifying the transfer agent in writing. The Letter will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares. Shares equal in value to five percent (5%) of your Asset Level Goal as of the date your Letter of Intent (or the date of any increase in the amount of the Letter) is accepted will be held in escrow during the term of your Letter. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gains distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal. If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal whether because you made insufficient Eligible Fund Purchases, redeemed all of your holdings or cancelled the Letter before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and (b) the sales charge that would have applied if you had not entered into the Letter. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Service Agent, or if you purchase your shares directly through the transfer agent, the transfer agent, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Contingent Deferred Sales Charge Provisions

“Contingent deferred sales charge shares” are: (a) Class C shares and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed on the NAV at the time of purchase or redemption, whichever is less.

Class A shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 18 months of purchase. Class C shares that are contingent deferred sales charge shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that contingent deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other funds sold by the distributor. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The funds’ distributor receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% per month of the shareholder’s account balance at the time the withdrawals commence, up to a maximum of 12.00% in one year (see “Automatic Cash Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2 (except that shareholders who purchased shares subject to a contingent deferred sales charge prior to May 23, 2005 will be “grandfathered” and will be eligible to obtain the waiver at age 59 1/2 by demonstrating such eligibility at the time of redemption); (e) involuntary redemptions; (f) redemptions of shares to effect a combination of a fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; and (h) certain redemptions of shares of a fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

The contingent deferred sales charge is waived on Class C shares purchased by retirement plan omnibus accounts held on the books of a fund.

A shareholder who has redeemed shares from other funds sold by the distributor may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

Contingent deferred sales charge waivers will be granted subject to confirmation by the distributor or the transfer agent of the shareholder’s status or holdings, as the case may be.

Grandfathered Retirement Program with Exchange Features

Certain retirement plan programs with exchange features in effect prior to November 20, 2006 (collectively, the “Grandfathered Retirement Program”), that are authorized by the distributor to offer eligible retirement plan investors the opportunity to exchange all of their Class C shares for Class A shares of an applicable fund sold by the distributor, are permitted to maintain such share class exchange feature for current and prospective retirement plan investors.

Under the Grandfathered Retirement Program, Class C shares of a fund may be purchased by plans investing less than $3 million. Class C shares are eligible for exchange into Class A shares not later than eight years after the plan joins the program. They are eligible for exchange in the following circumstances:

If a participating plan’s total Class C holdings in all non-money market funds sold by the distributor equal at least $3,000,000 at the end of the fifth year after the date the participating plan enrolled in the Grandfathered Retirement Program, the participating plan will be offered the opportunity to exchange all of its Class C shares for Class A shares of the fund. Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan’s holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Any participating plan that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class C shares for Class A shares of the same fund regardless of asset size at the end of the eighth year after the date the participating plan enrolled in the Grandfathered Retirement Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class C shares, but instead may acquire Class A shares of the same fund. Any Class C shares not converted will continue to be subject to the distribution fee.

For further information regarding this Program, contact your Service Agent or the transfer agent.

Participating plans that enrolled in the Grandfathered Retirement Program prior to June 2, 2003 should contact the transfer agent for information regarding Class C exchange privileges applicable to their plan.

Determination of Public Offering Price

Each fund offers its shares to the public on a continuous basis. The public offering price for each class of shares of a fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class C, Class FI, Class R, Class I and Class IS shares (and Class A share purchases, including applicable rights of accumulation, equaling or exceeding $1,000,000) is equal to the NAV per share at the time of purchase and no sales charge is imposed at the time of purchase. A contingent deferred sales charge, however, is imposed on certain redemptions of Class C shares and on Class A shares when purchased in amounts equaling or exceeding $1,000,000.

Set forth below is an example of the method of computing the offering price of the Class A shares of each fund based on the NAV of a share of the fund as of January 31, 2014.

Target 2015
Class A (based on a NAV of $12.39 and a maximum initial sales charge of 5.75%):	$13.15
Target 2020
Class A (based on a NAV of $13.40 and a maximum initial sales charge of 5.75%):	$14.22
Target 2025
Class A (based on a NAV of $13.42 and a maximum initial sales charge of 5.75%):	$14.24
Target 2030
Class A (based on a NAV of $13.24 and a maximum initial sales charge of 5.75%):	$14.05

Target 2035
Class A (based on a NAV of $13.55 and a maximum initial sales charge of 5.75%):	$14.38
Target 2040
Class A (based on a NAV of $14.06 and a maximum initial sales charge of 5.75%):	$14.92
Target 2045
Class A (based on a NAV of $14.09 and a maximum initial sales charge of 5.75%):	$14.95
Target 2050
Class A (based on a NAV of $14.25 and a maximum initial sales charge of 5.75%):	$15.12
Retirement Fund
Class A (based on a NAV of $13.65 and a maximum initial sales charge of 5.75%):	$14.48

REDEMPTION OF SHARES

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the funds normally utilize is restricted, or an emergency exists, as determined by the SEC, so that disposal of the funds’ investments or determination of NAV is not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the funds’ shareholders.

Redemption proceeds will be mailed to an investor’s address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions. The redemption proceeds will be remitted on or before the seventh business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to ten days. Each Service Agent is responsible for transmitting promptly orders for its customers.

The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each Service Agent.

Additional Information Regarding Telephone Redemption and Exchange Program. Neither the funds nor their agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The funds and their agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder’s name and account number will be required and phone calls may be recorded). The funds reserve the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days’ prior notice to shareholders.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the “Withdrawal Plan”) is available to shareholders as described in the Prospectus. To the extent withdrawals under the Withdrawal Plan exceed dividends, distributions and appreciation of a shareholder’s investment in a fund, there will be a reduction in the value of the shareholder’s investment, and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. The Withdrawal Plan will be carried over on exchanges between funds sold by the distributor or classes of a fund. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at NAV in additional shares of the fund.

For additional information, shareholders should contact their Service Agent. A shareholder who purchases shares directly through the transfer agent may continue to do so and applications for participation in the Withdrawal Plan should be sent to the transfer agent. Withdrawals may be scheduled on any day of the month; however, if the shareholder does not specify a day, the transfer agent will schedule the withdrawal on the 25th day (or the next business day if the 25th day is a weekend or holiday) of the month.

Legg Mason Institutional Funds Systematic Withdrawal Plan

Certain shareholders of Class FI, Class I or Class IS shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds Systematic Withdrawal Plan. Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account — redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days. Requests must be made in writing to the fund or a Service Agent to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying the fund or a Service Agent. A fund, its transfer agent and the distributor also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Redemptions in Kind

If the funds’ manager determines that it would not be in the best interests of a fund’s remaining shareholders to make a redemption payment wholly in cash, the fund may honor a redemption request by delivering portfolio securities to a shareholder to pay all or a portion of the redemption proceeds. However, a fund will not use securities to satisfy any request for redemption, or combination of requests from the same shareholder in any 90-day period, if the total redemption amount does not exceed $250,000 or 1% of the net assets of the fund, whichever is less. When a redemption is paid “in kind,” the securities distributed to the redeeming shareholder will be valued in accordance with the procedures described under “Share price” in the funds’ Prospectus. Because a redemption in-kind may be used during times when the markets experience increased illiquidity, these valuation methods may include fair value estimations and a shareholder may have difficulty selling those securities at the valuation price. A shareholder receiving securities from a fund may incur costs in holding and when subsequently selling those securities, and the market price of those securities will be subject to fluctuation until they are sold. A fund will not use securities to pay redemptions by LMIS or other affiliated persons of the fund, except as permitted by law, SEC rules or orders, or interpretive guidance from the SEC staff or other proper authorities.

EXCHANGE PRIVILEGE

The exchange privilege enables shareholders to acquire shares of the same class in another fund sold by the distributor. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Service Agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current NAV, and the proceeds are immediately invested in shares of the fund being acquired at that fund’s then current NAV. The distributor reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Class A, Class FI, Class R, Class I and Class IS Exchanges. Class A, Class FI, Class R, Class I and Class IS shareholders of the fund who wish to exchange all or a portion of their shares for shares of the respective class in another fund may do so without imposition of any charge.

Class C Exchanges. Class C shares of the fund may be exchanged for other Class C shares without a contingent deferred sales charge. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the fund that have been exchanged.

Class R1 Exchanges. Class R1 shares are closed to all new purchases and incoming exchanges.

Additional Information Regarding the Exchange Privilege

The funds are not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to a fund and its shareholders. See “Frequent trading of fund shares” in the Prospectus.

During times of drastic economic or market conditions, a fund may suspend the exchange privilege temporarily without notice and treat exchange requests based on their separate components — redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the fund’s next determined NAV but the purchase order would be effective only at the NAV next determined after the fund being purchased formally accepts the order, which may result in the purchase being delayed.

Certain shareholders may be able to exchange shares by telephone. See the funds’ Prospectus for additional information. Exchanges will be processed at the NAV next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required.

This exchange privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold fund shares through a Service Agent, their Service Agent, to obtain more information and prospectuses of the funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

VALUATION OF SHARES

The NAV per share of each class is calculated on each day, Monday through Friday, except days on which the NYSE is closed. As of the date of this SAI, the NYSE is normally open for trading every weekday except in the event of an emergency or for the following holidays (or the days on which they are observed): New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Because of the differences in distribution fees and class-specific expenses, the per share NAV of each class will differ. Please see the Prospectus for a description of the procedures used by the funds in valuing their assets.

PORTFOLIO TRANSACTIONS

Subject to such policies as may be established by the Board from time to time, QS LMGAA is primarily responsible for each fund’s portfolio decisions and the placing of the fund’s portfolio transactions and Western Asset manages the cash and short-term instruments of each fund.

The cost of securities purchased from underwriters includes an underwriting commission, concession or a net price. Debt securities purchased and sold by a fund generally are traded on a net basis (i.e., without a commission) through dealers acting for their own account and not as brokers, or otherwise involve transactions directly with the issuer of the instrument. This means that a dealer makes a market for securities by offering to buy at one price and selling the security at a slightly higher price. The difference between the prices is known as a “spread.” Other portfolio transactions may be executed through brokers acting as agents. Each fund will pay a spread or commission in connection with such transactions. Commissions are negotiated with brokers on such transactions. The aggregate brokerage commissions paid by each fund for the three most recent fiscal years are set forth below under “Aggregate Brokerage Commissions Paid.”

Pursuant to each QS LMGAA Subadvisory Agreement, QS LMGAA is authorized to place orders pursuant to its investment determinations for each fund either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of QS LMGAA in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker/dealer, the competitiveness of the price and the commission, the research services received and whether the broker/dealer commits its own capital.

In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the 1934 Act) to a fund and/or the other accounts over which QS LMGAA or its affiliates exercise investment discretion. QS LMGAA is authorized to pay a broker or dealer that provides such brokerage and research services a commission for executing a portfolio transaction for the fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if QS LMGAA determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists QS LMGAA in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to QS LMGAA in the investment decision making process may be paid in commission dollars. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that QS LMGAA and its affiliates have with respect to accounts over which they exercise investment discretion. QS LMGAA may also have arrangements with brokers pursuant to which such brokers provide research services to QS LMGAA in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a fund’s costs, QS LMGAA does not believe that the receipt of such brokerage and research services significantly reduces its expenses as QS LMGAA. Arrangements for the receipt of research services from brokers may create conflicts of interest.

Research services furnished to QS LMGAA by brokers that effect securities transactions for a fund may be used by the subadviser in servicing other investment companies and accounts which each manages. Similarly, research services furnished to QS LMGAA by brokers that effect securities transactions for other investment companies and accounts which QS LMGAA manages may be used by QS LMGAA in servicing the funds. Not all of these research services are used by QS LMGAA in managing any particular account, including the funds.

For the fiscal year ended January 31, 2013, the funds did not pay commissions or direct brokerage transactions related to research services.

The funds contemplate that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through “affiliated broker/dealers,” as defined in the 1940 Act. The funds’ Board has adopted procedures in accordance with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate.

Aggregate Brokerage Commissions Paid

Each fund paid aggregate brokerage commissions as set forth in the table below.

Fund	Aggregate Brokerage Commissions Paid ($) For the Fiscal Year Ended January 31, 2014	Aggregate Brokerage Commissions Paid ($) For the Fiscal Year Ended January 31, 2013	Aggregate Brokerage Commissions Paid ($) For the Fiscal Year Ended January 31, 2012
Target 2015	285	1,296	1,113
Target 2020	208	201	115
Target 2025	221	173	90
Target 2030	210	206	144
Target 2035	221	205	62
Target 2040	287	210	75
Target 2045	131	107	32
Target 2050	176	91	57
Retirement Fund	207	118	25

For the fiscal years ended January 31, 2012, 2013 and 2014, the funds did not pay any brokerage commissions to LMIS or its affiliates.

In certain instances there may be securities that are suitable as an investment for a fund as well as for one or more of QS LMGAA’s other clients. Investment decisions for the funds and for other clients of QS LMGAA are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a fund. When purchases or sales of the same security for a fund and for other portfolios managed by the subadviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

On January 31, 2014, none of the funds held securities issued by their regular broker/dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS

The funds’ Board has adopted policies and procedures (the “policy”) developed by the manager with respect to the disclosure of a fund’s portfolio securities and any ongoing arrangements to make available information about the fund’s portfolio securities. The manager believes the policy is in the best interests of each fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about fund portfolio holdings and the need to protect funds from potentially harmful disclosures.

General rules/Website disclosure

The policy provides that information regarding a fund’s portfolio holdings may be shared at any time with employees of the manager, a fund’s subadviser and other affiliated parties involved in the management, administration or operations of the fund (referred to as fund-affiliated personnel). With respect to non-money market funds, a fund’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel

(i) upon the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings are not made until 15 calendar days following the end of the period covered by the Form N-Q or Form N-CSR or (ii) no sooner than 15 days after month end, provided that such information has been made available through public disclosure at least one day previously. Typically, public disclosure is achieved by required filings with the SEC and/or posting the information to Legg Mason’s or the funds’ Internet site that is accessible by the public, or through public release by a third party vendor.

The funds currently disclose their complete portfolio holdings 14 calendar days after quarter-end on Legg Mason’s website: http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund).

Ongoing arrangements

Under the policy, a fund may release portfolio holdings information on a regular basis to a custodian, sub-custodian, fund accounting agent, proxy voting provider, rating agency or other vendor or service provider for a legitimate business purpose, where the party receiving the information is under a duty of confidentiality, including a duty to prohibit the sharing of non-public information with unauthorized sources and trading upon non-public information. A fund may enter into other ongoing arrangements for the release of portfolio holdings information, but only if such arrangements serve a legitimate business purpose and are with a party who is subject to a confidentiality agreement and restrictions on trading upon non-public information. None of the funds, Legg Mason or any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a fund’s portfolio securities will be reviewed at least annually by the fund’s board.

Set forth below is a list, as of May 30, 2014, of those parties with whom the manager, on behalf of each fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the maximum frequency of the release under such arrangements, and the minimum length of the lag, if any, between the date of the information and the date on which the information is disclosed. The ongoing arrangements may vary for each party, and it is possible that not every party will receive information for each fund. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination
Bank of America Merrill Lynch	Daily	None
Benefit Trust	Daily	None
Bloomberg AIM	Daily	None
Bloomberg L.P.	Daily	None
Bloomberg Portfolio Analysis	Daily	None
Brown Brothers Harriman	Daily	None
BTIG LLC	Daily	None
Charles River	Daily	None
Emerging Portfolio Fund Research, Inc. (EPFR), an Informa Company	Monthly	None
eVestment Alliance	Quarterly	8-10 Days
EZE Order Management System	Daily	None
FactSet	Daily	None
Institutional Shareholder Services (Proxy Voting Services)	Daily	None
ITG	Daily	None
JPMorgan	Daily	None
LightPORT InvestCloud	Daily	None
Middle Office Solutions, LLC	Daily	None
Morgan Stanley	Daily	None

Recipient	Frequency	Delay Before Dissemination
Morningstar	Daily	None
NaviSite, Inc.	Daily	None
StarCompliance	Daily	None
State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
SunGard/Protegent (formerly Dataware)	Daily	None
The Bank of New York Mellon	Daily	None
The Northern Trust Company	Daily	None
Thomson	Semi-annually	None
Thomson Reuters	Daily	None
UBS	Daily	None

Portfolio holdings information for a fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination
Advent	Daily	None
Broadridge	Daily	None
Deutsche Bank	Monthly	6-8 Business Days
DST International plc (DSTi)	Daily	None
Electra Information Systems	Daily	None
Fidelity	Quarterly	5 Business Days
Fitch	Monthly	6-8 Business Days
Frank Russell	Monthly	1 Day
Glass Lewis & Co.	Daily	None
Informa Investment Solutions	Quarterly	8-10 Days
Interactive Data Corp	Daily	None
Liberty Hampshire	Weekly and Month End	None
S&P (Rating Agency)	Weekly Tuesday Night	1 Business Day
SunTrust	Weekly and Month End	None
Wilshire Associates Inc.	Quarterly	10 Business Days

Excluded from the lists of ongoing arrangements set forth above are ongoing arrangements where either (i) the disclosure of portfolio holdings information occurs concurrently with or after the time at which the portfolio holdings information is included in a public filing with the SEC that is required to include the information, or (ii) a fund’s portfolio holdings information is made available no earlier than the day next following the day on which the fund makes the information available on its website, as disclosed in the fund’s prospectus. The approval of the funds’ Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions from the policy.

Release of limited portfolio holdings information

In addition to the ongoing arrangements described above, a fund’s complete or partial list of holdings (including size of positions) may be released to another party on a one-time basis, provided the party receiving the information has executed a non-disclosure and confidentiality agreement and provided that the specific release of information has been approved by the fund’s Chief Compliance Officer or designee as consistent with the policy. By way of illustration and not of limitation, release of non-public information about a fund’s portfolio holdings may be made (i) to a proposed or potential adviser or subadviser or other investment manager asked to provide investment management services to the fund, or (ii) to a third party in connection with a program or similar trade.

In addition, the policy permits the release to investors, potential investors, third parties and Legg Mason personnel that are not fund-affiliated personnel of limited portfolio holdings information in other circumstances, including:

1.	A fund’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A fund’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.	A list of securities (that may include fund holdings together with other securities) followed by an investment professional (without position sizes or identification of particular funds) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.	A fund’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the fund’s out-performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.	A small number of a fund’s portfolio holdings (including information that the fund no longer holds a particular holding) may be released, but only if the release of the information could not reasonably be seen to interfere with current or future purchase or sales activities of the fund and is not contrary to law.

7.	A fund’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees and its independent public accounting firm, in required regulatory filings or otherwise to governmental agencies and authorities.

Exceptions to the policy

A fund’s Chief Compliance Officer, or designee, may, as is deemed appropriate, approve exceptions from the policy. Exceptions are granted only after a thorough examination and consultation with the manager’s legal department, as necessary. Exceptions from the policy are reported annually to each fund’s board.

Limitations of policy

The funds’ portfolio holdings policy is designed to prevent sharing of portfolio information with third parties that have no legitimate business purpose for accessing the information. The policy may not be effective to limit access to portfolio holdings information in all circumstances, however. For example, the manager or a subadviser may manage accounts other than a fund that have investment objectives and strategies similar to those of the fund. Because these accounts, including a fund, may be similarly managed, portfolio holdings may be similar across the accounts. In that case, an investor in another account managed by the manager or a subadviser may be able to infer the portfolio holdings of the fund from the portfolio holdings in that investor’s account.

THE TRUST

The funds are series of Legg Mason Partners Equity Trust (referred to in this section as the “trust”), a Maryland statutory trust. The certificate of trust to establish the trust was filed with the State of Maryland on October 4, 2006.

A Maryland statutory trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the Board (referred to in this section as the “trustees”) and shareholders of a trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in a trust’s declaration of trust (referred to in this section as the “declaration”). Some of the more significant provisions of the declaration are described below.

Shareholder Voting

The declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the declaration or authorize the merger or consolidation of the trust into another trust or entity, reorganize the trust, or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or terminate the trust or any series or class.

The funds are not required to hold an annual meeting of shareholders, but the funds will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares he or she owns, but by the dollar value of those shares determined on the record date. All shareholders of record of all series and classes of the trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees

The declaration provides that the trustees may establish the number of trustees and that vacancies on the Board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining trustees. The provisions of the declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees then in office.

Amendments to the Declaration

The trustees are authorized to amend the declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, trustees, officers or employees of the trust, or that limits the rights to indemnification, advancement of expenses or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification, advancement of expenses or insurance under the declaration prior to the amendment.

Issuance and Redemption of Shares

The funds may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. The funds may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide the fund with identification required by law, or if the fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings

The declaration specifically requires shareholders, upon demand, to disclose to the funds information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and the funds may disclose such ownership if required by law or regulation, or as the trustees otherwise decide.

Small Accounts

The declaration provides that the funds may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the declaration permits the funds to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes

The declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the trust, combine one or more classes of a series with another class in that series or convert the shares of one class into shares of another class.

Each share of each fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

Shareholder, Trustee and Officer Liability

The declaration provides that shareholders are not personally liable for the obligations of the funds and requires the funds to indemnify a shareholder against any loss or expense arising from any such liability. The funds will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person, other than the trust or its shareholders, in connection with the affairs of the trust. Each trustee is required to perform his or her duties in good faith and in a manner he or she believes to be in the best interests of the trust. All actions and omissions of trustees are presumed to be in accordance with the foregoing standard of performance, and any person alleging the contrary has the burden of proving that allegation.

The declaration limits a trustee’s liability to the trust or any shareholder to the full extent permitted under current Maryland law by providing that a trustee is liable to the trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The declaration requires the trust to indemnify any persons who are or who have been trustees, officers or employees of the trust to the fullest extent permitted by law against liability and expenses in connection with any claim or proceeding in which he or she is involved by virtue of having been a trustee, officer or employee. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.

The declaration provides that any trustee who serves as chair of the Board a member or chair of a committee of the Board, lead independent trustee or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions

The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to the funds or their shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by no fewer than three unrelated shareholders must be made on the trustees. The declaration details information, certifications, undertakings and acknowledgements that must be included in the demand. The trustees are not required to consider a demand that is not submitted in accordance with the requirements contained in the declaration. The declaration also requires that in order to bring a derivative action, the complaining shareholders must be joined in the action by shareholders owning, at the time of the alleged wrongdoing, at the time of demand, and at the time the action is commenced, shares representing at least 5% of the voting power of the affected funds. The trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that a suit should be maintained, then the trust will commence the suit and the suit will proceed directly and not derivatively. If a majority of the independent trustees determines that maintaining the suit would not be in the best interests of the funds, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not consistent with the standard of performance required of the trustees in performing their duties. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the trust in connection with the consideration of the demand if, in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.

The declaration further provides that the funds shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the funds are obligated to pay shall be calculated using reasonable hourly rates. The declaration also requires that actions by shareholders against the funds be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.

TAXES

The following is a summary of certain material U.S. federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund by U.S. persons. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to a fund or to all categories of investors, some of which may be subject to special tax rules. Current and prospective shareholders are urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Funds and their Investments

Each fund intends to continue to qualify to be treated as a regulated investment company under the Code each taxable year. To so qualify, a fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a fund’s taxable year, (i) at least 50% of the market value of a fund’s assets is represented by cash, securities of other regulated investment companies (including the underlying funds and many ETFs), U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which 20% or more of the voting stock is held by a fund and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

A fund may be able to cure a failure to derive 90% of its income from the sources specified above or a failure to diversify its holdings in the manner described above by paying a tax, by disposing of certain assets, or by paying a tax and disposing of assets. If, in any taxable year, a fund fails one of these tests and does not timely cure the failure, the fund will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the fund in computing its taxable income.

Although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership. Underlying fund investments in partnerships, including in qualified publicly traded partnerships, may result in an underlying fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a fund will not be subject to federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that a fund satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., generally, the taxable income of a RIC other than its net capital gain plus or minus certain adjustments) and (ii) 90% of its net tax-exempt income for the taxable year. Each fund will be subject to income tax at regular corporation tax rates on any taxable income or gains that it does not distribute to its shareholders.

Distributions received by a fund from an underlying fund attributable to the underlying fund’s investment company taxable income including short-term capital gains are taxable as dividend income to the fund. Distributions received by a fund from an underlying fund attributable to the excess of the underlying fund’s net long-term capital gain over its net short-term capital loss and that are properly reported as “capital gain dividends” are taxable as long-term capital gain to the fund, regardless of how long the fund has held the underlying fund’s shares. Upon the sale or other disposition by a fund of shares of any underlying fund, the fund will realize a capital gain or loss which will be long-term or short-term, generally depending upon the fund’s holding period for the shares.

Losses realized upon such redemptions may result in a substantial number of “wash sales” and deferral, perhaps indefinitely, of realized losses to the funds.

The Code imposes a 4% nondeductible excise tax on a fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98.2% of its capital gain net income (both long-term and short-term and including capital gain dividends from the underlying funds) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

If, in any taxable year, a fund failed to qualify as a regulated investment company under the Code or failed to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund’s distributions, to the extent derived from the fund’s current or accumulated earnings and profits, including any distributions of net long-term capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of the fund’s earnings and profits. However, such dividends would be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if a fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. If a fund failed to qualify as a regulated investment company for a period greater than two taxable years, the fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year.

Fund	Deferred Capital Loss ($)
Target 2015	37,707

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

Tax Treatment of the Underlying Funds

Each underlying fund intends to continue to qualify annually to be treated as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the funds.

An underlying fund’s transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the underlying fund and defer underlying fund losses. If during a Dynamic Rebalancing Period or at any other time, a fund were to engage, in particular, in short sales of futures, of ETFs, or of other positions related to the fund’s long-term investments, such transactions may result in straddles, constructive sales of “appreciated financial positions” (described below), deferrals of realized losses, perhaps indefinitely, and in the suspension of holding periods for purposes of long-term capital gains, for qualified dividend income, for foreign tax credits and for other purposes. These rules could therefore affect the character, amount and timing of distributions to the funds and thus to the shareholders. These provisions also (a) will require an underlying fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income prior to the receipt of cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

An underlying fund’s investments in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indexes, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the underlying fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the underlying fund.

As a result of entering into swap contracts, an underlying fund may make or receive periodic net payments. An underlying fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). With respect to certain types of swaps, an underlying fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss.

An underlying fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of (1) mark-to-market or constructive sale rules or rules applicable to PFICs (as defined below), or partnerships, trusts in which the underlying fund invests, certain options, futures or forward contracts, or “appreciated financial positions,” or (2) the inability to obtain cash distributions or other amounts due to currency controls or restrictions on repatriation imposed by a foreign country with respect to the underlying fund’s investments (including through depositary receipts) in issuers in such country or (3) tax rules applicable to debt obligations acquired with “original issue discount,” including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. An underlying fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses. In certain situations, a fund or an underlying fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October or and its late-year ordinary losses (defined as the excess of post-October foreign currency and PFIC losses and other post-December ordinary losses over post-October foreign currency and PFIC gains and other post-December ordinary income) realized after December until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October (or December) may affect the tax character of shareholder distributions.

In general, gain or loss on a short sale is recognized when an underlying fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in an underlying fund’s hands. Except with respect to certain situations where the property used by an underlying fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by an underlying fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by an underlying fund for more than one year. In general, an underlying fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into. Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and short sales against the box) with respect to an “appreciated financial position” in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain as if the appreciated position were sold. For this purpose, an appreciated financial position is defined generally to mean any position (defined as any interest, including a futures or forward contract, short sale or option) with respect to stocks, debt instruments, or partnership interests where there would be gain if such position is sold, assigned or otherwise terminated at its fair market value. The term appreciated financial position, however, does not apply generally to a position with respect to certain debt instruments or a position which is marked to market.

The Code contains a provision codifying the judicial economic substance doctrine, which has traditionally been used by courts to deny tax benefits for transactions that lack economic substance; a strict liability penalty is imposed for an understatement of tax liability due to a transaction’s lack of economic substance.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by an underlying fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments.

If more than 50% of the value of an underlying fund’s assets at the close of its taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect for U.S. federal income tax purposes to treat certain foreign taxes paid by it as paid by its shareholders (including the funds) that own its shares. Such a fund would then be required to include its proportionate share of the electing fund’s foreign income and related foreign taxes in income even if the fund does not receive the amount representing foreign taxes. Each of the funds may invest in some underlying funds that expect to be eligible to make the above-described election. If so, a fund may, in turn, make a corresponding election to treat the foreign taxes as paid by its shareholders. Maximum holding period requirements apply. Accordingly, the shareholders of the fund may have an option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds.

Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time an underlying fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the underlying fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the underlying fund were to elect otherwise.

Tax Credit Bonds. If a fund holds (directly or indirectly) one or more “tax credit bonds” (defined below) on one or more specified dates during the fund’s taxable year, and a fund satisfies the minimum distribution requirement, a fund may elect for U.S. federal income tax purposes to pass through to shareholders tax credits otherwise allowable to a fund for that year with respect to such bonds. A tax credit bond is defined in the Code as a “qualified tax credit bond” (which includes a qualified forestry conservation bond, a new clean renewable energy bond, a qualified energy conservation bond, or a qualified zone academy bond, each of which must meet certain requirements specified in the Code), a “build America bond” or certain other specified bonds. If a fund were to make an election, a shareholder of the fund would be required to include in income and would be entitled to claim as a tax credit an amount equal to a proportionate share of such credits. Certain limitations may apply on the extent to which the credit may be claimed.

Passive Foreign Investment Companies. If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the underlying fund to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains.

If an underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss. In order to make the “qualified electing fund” election, the underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the underlying fund and, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax. In order to distribute this income and avoid a tax on the applicable underlying fund, that underlying fund might be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss.

Each underlying fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of U.S. Shareholders

Dividends and Distributions. Dividends and other distributions by a fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by a fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year.

Each fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon timely filing appropriate returns or claims for refund with the IRS.

Distributions of net realized long-term capital gains, if any, that a fund reports as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. The maximum long term capital gain income tax rate is 15% for noncorporate shareholders with incomes below $400,000 ($450,000 if married filing jointly) and 20% for individuals with any income above those amounts that is net long-term capital gain of qualified dividend income. Such distributions will not be eligible for the dividends-received deduction. All other dividends (including dividends from short-term capital gains) of a fund from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income and cannot be offset by capital losses.

Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years, may be subject to tax at the rates generally applicable to long-term capital gains for individuals, provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by a fund to an individual in a particular taxable year if 95% or more of a fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the fund; or (ii) the portion of the regular dividends paid by a fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the fund in that taxable year if such qualified dividend income accounts for less than 95% of the fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, “qualified dividend income” generally means income from dividends received by a fund from U.S. corporations and qualified foreign corporations, provided that the fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by a fund from a real estate investment trust or another regulated investment company (such as an underlying fund) generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be qualified dividend income.

Each fund in which you are a shareholder or your Service Agent will send you information after the end of each year setting forth the amount of dividends paid by the fund that are eligible for the reduced rates.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than or equal to 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

If an underlying fund derives dividends from domestic corporations, a portion of the income distributions of a fund that invests in that underlying fund may be eligible for the 70% deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends that so qualify. The dividends received deduction is reduced to the extent the shares of the corporation paying the dividend, the shares of the underlying fund or the shares of the fund receiving the dividends are treated as debt-financed under U.S. federal income tax law and is eliminated if either the shares of the corporation paying the dividend, the shares of the underlying fund or the shares of the fund receiving the dividends are deemed to have been held by the underlying fund, the fund or the shareholders, as the case may be, for less than a minimum period, generally 46 days, during a prescribed period with respect to each dividend.

Distributions in excess of a fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares and, to the extent not disallowed, will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder (or amounts credited to the shareholder as an undistributed capital gain) with respect to such shares. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then by January 31 of the year following the year of disposition acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Under current law, each fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder could realize UBTI by virtue of its investment in a fund if shares in the fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Certain types of income received by a fund from real estate investment trusts, real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as “excess inclusion income.” To a fund’s shareholders such excess inclusion income may (1) constitute taxable income, as UBTI for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against otherwise allowable deductions for tax purposes; (3) not be eligible for reduced U.S. withholding for non-U.S. shareholders even from tax treaty countries; and (4) cause a fund to be subject to tax if certain “disqualified organizations,” as defined by the Code, are fund shareholders. If a charitable remainder annuity trust or charitable remainder unitrust (each as defined by Code Section 664) has UBTI for a tax year, a 100% excise tax on the UBTI is imposed on the trust.

Each fund will report to the IRS the amount of sale proceeds that a shareholder receives from selling fund shares. If a shareholder acquires shares on or after January 1, 2012 (or in some cases on or after January 1, 2011) and subsequently sells them, the fund must also report the shareholder’s basis in those shares and the character of any gain or loss that the shareholder realizes on the sale (i.e., short-term or long-term). If a shareholder has a different basis for different shares of the fund in the same account (e.g., if a shareholder purchased fund shares in the same account when the shares were at different prices), the fund expects to use an average basis default method, in which the basis per share is reported as an average of the shareholder’s total basis of fund shares in any given account. Shareholders may instruct the fund to use a method other than average cost, available only prospectively and not retroactively once shares from an account have been redeemed. For further assistance, shareholders who hold their shares directly with the fund may call the fund at 1-877-721-1926 Monday through Friday between 8:00 a.m. and 5:30 p.m. (Eastern Time). Shareholders who hold shares through a Service Agent should contact the Service Agent for further assistance. Not all potential methods will be available to shareholders on an automated basis by the fund. Shareholders should consult their tax advisers.

Medicare Tax. A 3.8 percent Medicare contribution tax is imposed on net investment income, including interest, dividends, and capital gain, of U.S. individuals with income exceeding $200,000 (or $250,000 if married filing jointly), and of estates and trusts.

A shareholder may instruct the fund to use a method other than average basis for an account. If redemptions, including in connection with payment of an account fee, or exchanges have occurred in an account to which the average basis method applied, the basis of the fund shares remaining in the account will continue to reflect the average basis notwithstanding the shareholder’s subsequent election of a different method. For further assistance, shareholders who hold their shares directly with the fund may call the fund at 1-877-721-1926 Monday through Friday between 8:00 a.m. and 5:30 p.m. (Eastern time). Shareholders who hold shares through a Service Agent should contact the Service Agent for further assistance or for information regarding the Service Agent’s default method for calculating basis and procedures for electing to use an alternative method. Shareholders should consult their tax advisers concerning the tax consequences of applying the average basis method or electing another method of basis calculation, and should consider electing such other method prior to making redemptions or exchanges in their account.

Backup Withholding. A fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Notices. Shareholders will receive, if appropriate, various written notices after the close of a fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxes

Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.

If a shareholder recognizes a loss with respect to a fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of stocks or securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Taxation of Non-U.S. Shareholders

Dividends paid by a fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or such lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a fund.

For taxable years beginning before January 1, 2014, properly reported dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a fund’s “qualified net interest income” (generally, a fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which a fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a fund’s “qualified short-term capital gains” (generally, the excess of a fund’s net short-term capital gain over a fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a fund may report all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a fund reports the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2014, distributions that a fund reports as “short-term capital gain dividends” or “long-term capital gain dividends” will not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and a fund’s direct or indirect interests in U.S. real property exceeded certain levels. Instead, if the foreign shareholder has not owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of distribution, such distributions will be subject to 30% withholding by a fund and will be treated as ordinary dividends to the foreign shareholder; if the foreign shareholder owned more than 5% of the outstanding shares of a fund at any time during the one year period ending on the date of the distribution, such distribution will be treated as real property gain subject to 35% withholding tax and could subject the foreign shareholder to U.S. filing requirements. Additionally, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a fund on or before December 31, 2013 could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of a fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of a fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years.

In addition, the same rules apply with respect to distributions to a foreign shareholder from a fund and redemptions of a foreign shareholder’s interest in a fund attributable to a REIT’s distribution to a fund of gain from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation, if a fund’s direct or indirect interests in U.S. real property were to exceed certain levels. The rule with respect to distributions and redemptions attributable to a REIT’s distribution to a fund will not expire for taxable years beginning on or after January 1, 2014.

The rules laid out in the previous two paragraphs, other than the withholding rules, will apply notwithstanding a fund’s participation in a wash sale transaction or its payment of a substitute dividend.

Under legislation known as “FATCA” (the Foreign Account Tax Compliance Act), the fund will be required to withhold 30% of certain ordinary dividends it pays after June 30, 2014, and 30% of the gross proceeds of share redemptions and certain capital gain dividends it pays after December 31, 2016, to shareholders that fail to meet prescribed information reporting or certification requirements. In general, no such withholding will be required with respect to a U.S. person or non-U.S. individual that timely provides the certifications required by the fund or its agent on a valid IRS Form W-9 or W-8, respectively. Shareholders potentially subject to withholding include foreign financial institutions (“FFIs”), such as non-U.S. investment funds, and non-financial foreign entities (“NFFEs”). To avoid withholding under FATCA, an FFI generally must enter into an information sharing agreement with the Internal Revenue Service (“IRS”) in which it agrees to report certain identifying information (including name, address, and taxpayer identification number) with respect to its U.S. account holders (which, in the case of an entity shareholder, may include its direct and indirect U.S. owners), and an NFFE generally must identify and provide other required information to the fund or other withholding agent regarding its U.S. owners, if any. Such non-U.S. shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by regulations and other guidance. A non-U.S. shareholder resident or doing business in a country that has entered into an intergovernmental agreement with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

The IRS has indicated that an FFI that is subject to the information sharing requirement will need to ensure that it will be identified as FATCA-compliant in sufficient time to allow the fund to refrain from withholding beginning on July 1, 2014. A non-U.S. entity that invests in the fund will need to provide the fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding.

Non-U.S. investors should consult their own tax advisers regarding the impact of these requirements on their investment in the fund.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund, including the applicability of foreign taxes.

The foregoing is only a summary of certain material U.S. federal income tax consequences (and, where noted, state and local tax consequences) affecting the funds and their shareholders. Current and prospective shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a fund.

FINANCIAL STATEMENTS

The audited financial statements of each fund (Statement of Assets and Liabilities as of January 31, 2014, including the Schedule of Investments as of January 31, 2014, Statement of Operations for the year ended January 31, 2014, Statements of Changes in Net Assets for the two-year period ended January 31, 2014, Financial Highlights for the five-year period ended January 31, 2014 and Notes to Financial Statements along with the Report of Independent Registered Public Accounting Firm, each of which is included in the Annual Report to Shareholders of the funds), are incorporated by reference into this SAI (filed on March 25, 2014; Accession Number 0001193125-14-113691).

Appendix A

DESCRIPTION OF RATINGS

The ratings of Moody’s, Standard & Poor’s and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Long-Term Obligation Ratings:

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa — Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s US Municipal and Tax Exempt Ratings:

Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale.

Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Municipal Long-Term Rating Definitions:

Aaa — Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa — Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A — Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa — Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba — Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B — Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa — Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca — Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C — Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s US Municipal Short-Term Debt And Demand Obligation Ratings:

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels-“MIG 1” through “MIG 3.” In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Demand Obligation Ratings:

In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long-or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1 — This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody’s Short-Term Prime Ratings:

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1 — Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 — Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 — Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP — Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Long-Term Issue Credit Ratings:

Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

AAA — An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

AA — An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial obligations is very strong.

A — An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C — Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB — An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C — A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D — An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard &

Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (–): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings of Notes:

A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

—	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

—	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1 — Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Short-Term Issue Credit Ratings:

A-1 — Short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2 — Short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — Short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 — A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 — A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 — A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C — A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D — A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date. Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings of Commercial Paper:

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

A-1 — This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 — Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.

A-3 — Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B — Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.

C — This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D — Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Description of Standard & Poor’s Dual Ratings:

Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1+”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, “SP-1+/A-1+”).

Description of Fitch Ratings International Long-Term Credit Ratings:

International Long-Term Credit Ratings (“LTCR”) may also be referred to as “Long-Term Ratings.” When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings.

Investment Grade

AAA — Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB — Good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

BB — Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B — Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, ‘B’ ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC — For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).

CC — For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).

C — For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘R6’ (poor).

RD — Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D — Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (i) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (ii) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (iii) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or ‘CCC-C’ categories.

Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Description of Fitch Ratings International Short-Term Credit Ratings:

International Short-Term Credit Ratings may also be referred to as “Short-Term Ratings.” The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1 — Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 — Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B — Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C — High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D — Default. Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Fitch Ratings International Long-Term and Short-Term Credit Ratings:

The modifiers “+” or “–” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/– modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are ‘stable’ could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

Variable rate demand obligations and other securities which contain a short-term ‘put’ or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

‘PIF’: Paid-in-Full; denotes a security that is paid-in-full, matured, called, or refinanced.

‘NR’ indicates that Fitch Ratings does not rate the issuer or issue in question.

‘Withdrawn’: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

Appendix B

Legg Mason Global Asset Allocation, LLC Proxy Voting Policy

Introduction

Legg Mason Global Asset Allocation, LLC (“LMGAA”) has adopted and implemented policies and procedures, which it believes are reasonably designed to ensure that proxies are voted in the best economic interest of its clients and in accordance with its fiduciary duties and applicable regulations. This Policy shall apply to all accounts managed by LMGAA. In addition, LMGAA’s Proxy Policy reflects the fiduciary standards and responsibilities for ERISA accounts managed by LMGAA.

Responsibilities

Proxy votes are the property of LMGAA’s advisory clients.1 As such, LMGAA’s authority and responsibility to vote such proxies depends upon its contractual relationships with its clients. LMGAA has delegated responsibility for effecting its advisory clients’ proxy votes to Institutional Shareholder Services (“ISS”), an independent third-party proxy voting specialist. ISS votes LMGAA’s advisory clients’ proxies in accordance with their (ISS’s) proxy guidelines or, in extremely limited circumstances, LMGAA’s specific instructions. Where a client has given specific instructions as to how a proxy should be voted, LMGAA will notify and direct ISS to carry out those instructions. Where no specific instruction exists, LMGAA will follow the procedures set forth in this document and vote such proxies in accordance with ISS’s guidelines. Certain Taft-Hartley clients may direct LMGAA to have ISS vote their proxies in accordance with ISS’s (or other specific) Taft Hartley voting Guidelines.

Alternatively, clients may elect to retain proxy voting authority and responsibility. These and other proxy-related instructions must be outlined in the investment management agreement or other contractual arrangements with each client.

Clients may in certain instances contract with their custodial agent and notify LMGAA that they wish to engage in securities lending transactions. LMGAA will not vote proxies relating to securities in client accounts that are on loan. In such cases, it is the responsibility of the custodian to deduct the number of shares that are on loan to ensure they are not voted by multiple parties.

Policies

Proxy voting activities are conducted in the best economic interest of clients.

LMGAA works with ISS to ensure that all proxies are voted in accordance with what we believe to be the best economic interest of LMGAA’s clients. In addition to proxy voting services provided by ISS, LMGAA has also contracted with ISS to provide proxy advisory services. These services include research and other activities designed to gain insight into ballot decisions and make informed voting recommendations consistent with our fiduciary duty to our clients. ISS has developed and maintains Proxy Voting Guidelines (the “Guidelines”) consisting of standard voting positions on a comprehensive list of common proxy voting matters. ISS updates these Guidelines based on consideration of current corporate governance principles, industry standards, client feedback, and a number of other relevant factors. Changes to these Guidelines are communicated to LMGAA upon implementation.

While ISS has been instructed to vote our clients’ proxies in accordance with the Guidelines, LMGAA and our clients retain the right to instruct ISS to vote differently.

[1]

For purposes of these Policies and Procedures, “clients” refers to persons or entities: for which LMGAA serves as investment adviser or sub-adviser; for which LMGAA votes proxies; and that have an economic or beneficial ownership interest in the portfolio securities of issuers soliciting such proxies.

Underlying Funds

Certain LMGAA client accounts, including clients that are “Funds of Funds,” invest in underlying investment funds, including U.S. registered investment companies (“Underlying Funds”). Proxy voting with respect to shares, units or interests in Underlying Funds present diverse and complex policy issues that make the establishment of standard proxy voting guidelines impractical. To the extent that LMGAA has proxy voting authority with respect to shares, units or interests in Underlying Funds, LMGAA shall vote such shares, units or interests in the best interest of client accounts and subject to the general fiduciary principles set forth above rather than in accordance with the Guidelines.

LMGAA’s proxy voting authority on behalf of client accounts (including a Fund of Funds) with respect to shares, units or interests in Underlying Funds is subject to the provisions below in Proxy Voting of Underlying Funds.

Manager of Manager Arrangements

LMGAA advises certain client accounts that are structured as “Manager of Managers” arrangements in which various segments of the accounts are individually managed by a number of underlying investment advisers (“Underlying Managers”). In such arrangements, LMGAA generally does not exercise any proxy voting authority with respect to securities held in the client’s account. Proxy voting authority in such arrangements is typically assigned to the Underlying Managers.

Management Oversight

Management is responsible for overseeing LMGAA’s proxy voting activities, including reviewing and monitoring the Guidelines that provide how ISS will generally vote proxies on behalf of LMGAA clients no less frequently than annually. Compliance is responsible for coordinating with ISS to administer the proxy voting process and overseeing ISS’s proxy responsibilities. Compliance monitors voting activity to ensure that votes are cast in accordance with the Guidelines or client-specific guidelines and/or any applicable regulatory requirements.

Availability of Proxy Voting Policies and Procedures and Proxy Voting Record

Copies of this Policy, as it may be updated from time to time, are made available to clients as required by law and otherwise at LMGAA’s discretion. Clients may also obtain information on how their proxies were voted by LMGAA as required by law and otherwise at LMGAA’s discretion; however, LMGAA must not selectively disclose its investment company clients’ proxy voting records. The Firm will make proxy voting reports available to advisory clients upon request.

ISS’s current Guidelines, summaries, amendments, and other pertinent information can be accessed by visiting their website at the following address: http://www.issgovernance.com/policy.

Procedures

Proxy Voting Guidelines

LMGAA will review ISS’s Guidelines as necessary to support the best economic interests of LMGAA’s clients but generally no less frequently than annually. The Firm will choose to re-adopt or amend portions of or the entirety of the Guidelines, whether as a result of the annual review or otherwise, taking solely into account the best economic interests of LMGAA’s clients. Before re-adopting or amending the Guidelines, Compliance, in consultation with Management, will thoroughly review and evaluate the proposed change(s) and rationale to evaluate potential conflicts with client or employee interests. Rationale for any decisions not to re-adopt ISS’s Guidelines will be fully documented.

Proxy Voting of Underlying Funds

Proxy Voting of Affiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of Underlying Funds advised by LMGAA or an affiliate of LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), proxies relating to any of such affiliated Underlying Funds generally will be voted in accordance with an echo voting procedure under which such proxies are voted in the same proportion as the votes from other shareholders of such affiliated Underlying Fund. LMGAA may vote such proxies in accordance with other voting procedures approved by Management and Compliance, provided such procedures comply with applicable law and/or regulatory requirements.

Proxy Voting of Unaffiliated Funds

With respect to proxy voting for a client account (including a Fund of Funds) investing in shares, units or interests of an Underlying Fund advised by an adviser which is unaffiliated with LMGAA (including ETFs, open-end mutual funds and closed-end investment companies), LMGAA will vote such proxies in accordance with the general fiduciary principles set forth above; provided that LMGAA: (i) will vote proxies relating to shares of ETFs in accordance with an echo voting procedure to the extent required by LMGAA’s Procedures Relating to Compliance with ETF Exemptive Orders under Section 12(d)(1) of the Investment Company Act of 1940, and (ii) will vote proxies relating to shares of open-end mutual funds and closed-end investment companies in accordance with an echo voting procedure to the extent required in order to comply with Section 12(d)(1) under the Investment Company Act of 1940 and rules thereunder. Voting procedures are intended to be in the best interest of client accounts and subject to the general fiduciary principles set forth above, and such procedures are subject to review by Management and Compliance.

Specific proxy voting decisions made by Management

Proxy proposals (i) that are not covered by specific client instructions or the Guidelines; or (ii) that, according to the Guidelines, should be evaluated and voted on a case-by-case basis will be referred to Management and Portfolio Management for review and to provide a voting instruction.

Certain proxy votes may not be cast

In extremely limited cases, LMGAA may determine that it is in the best economic interests of its clients not to vote certain proxies. LMGAA will abstain from voting if:

•	Neither the Guidelines nor specific client instructions cover an issue;

•	ISS does not make a recommendation on the issue; and

•	LMGAA cannot make a good faith determination as to what would be in the client’s best interest (e.g., material conflict cannot be mitigated).

In other cases, it may not be possible to vote certain proxies, despite good faith efforts to do so. Examples may include:

•	Proxy ballot was not received from the custodian;

•	Meeting notice was not received with adequate time for processing; or

•	Legal restrictions, including share blocking, that may restrict liquidity or otherwise limit trading.

ISS will coordinate with Compliance regarding any specific proxies and any categories of proxies that will not or cannot be voted. The reasons for not voting any proxy shall be documented.

Conflict of Interest Procedures

LMGAA seeks to mitigate conflicts inherent in proxy voting and maintain independence by partnering with ISS for voting and administration of all client ballots. These conflicts may include:

•	The issuer is a client of LMGAA;

•	The issuer is a material business partner of LMGAA; or

•	An employee, or an immediate family member of an employee, of LMGAA serves as an officer or director of the issuer.

LMGAA believes that this Policy and our reliance on ISS for independent proxy decision-making reasonably ensure that these and other potential material conflicts are minimized, consistent with our fiduciary duty. Accordingly, proxies that will be voted in accordance with the Guidelines or in accordance with specific client instructions are not subject to the conflicts of interest procedures described below for items that are referred to LMGAA by ISS.

As a general matter, LMGAA takes the position that relationships between a non-LMGAA Legg Mason business unit and an issuer do not present a conflict of interest for LMGAA in voting proxies with respect to such issuer because LMGAA operates as an independent business unit from other Legg Mason business units and because of the existence of informational barriers between LMGAA and such business units.

Procedures to Address Conflicts of Interest and Improper Influence

Note: This section addresses the limited circumstances in which items that are referred to LMGAA by ISS.

Overriding Principle: ISS will vote all proxies in accordance with the Guidelines. In the limited circumstances where ISS refers items to LMGAA for input or a voting decision, LMGAA will vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of LMGAA’s clients.2

Independence: Compensation for all employees, particularly those with the ability to influence proxy voting in these limited circumstances, cannot be based upon their contribution to any business activity outside of LMGAA without prior approval from Management. Furthermore, they may not discuss proxy votes with any person outside of LMGAA (and within LMGAA only on a need to know basis).

Conflict Review Procedures: For items that are referred to LMGAA from ISS, Compliance will monitor for potential material conflicts of interest in connection with proxy proposals. Promptly upon a determination that a conflict exists in connection with a proxy proposal, the vote shall be escalated to Management. Management will collect and review any information deemed reasonably appropriate to evaluate, in its reasonable judgment, if LMGAA or any person participating in the proxy voting process has, or has the appearance of, a material conflict of interest. For the purposes of this policy, a conflict of interest shall be considered “material” to the extent that a reasonable person could expect the conflict to influence, or appear to influence, LMGAA’s decision on the particular vote at issue.

The information considered may include without limitation information regarding (i) client relationships; (ii) any relevant personal conflict known or brought to their attention; (iii) and any communications with members of the Firm and any person or entity outside of the organization that identifies itself as a LMGAA advisory client regarding the vote at issue.

If notified that LMGAA has a material conflict of interest, the Firm will obtain instructions as to how the proxies should be voted, if time permits, from the affected clients. If notified that certain individuals should be recused from the proxy vote at issue, LMGAA shall do so in accordance with the procedures set forth below.

[2]	Any contact from external parties interested in a particular vote that attempts to exert improper pressure or influence shall be reported to Compliance.

Note: Any LMGAA employee who becomes aware of a potential material conflict of interest in respect of any proxy vote to be made on behalf of clients shall notify Management and Compliance to evaluate such conflict and determine a recommended course of action.

At the beginning of any discussion regarding how to vote any proxy, Compliance will inquire as to whether any employee or any person participating in the proxy voting process has a personal conflict of interest or has actual knowledge of an actual or apparent conflict that has not been reported to Management and/or Compliance.

Compliance also will inquire of these same parties whether they have actual knowledge regarding whether any director, officer or employee outside of LMGAA that identifies itself as a LMGAA advisory client, has: (i) requested that LMGAA vote a particular proxy in a certain manner; (ii) attempted to influence LMGAA in connection with proxy voting activities; or (iii) otherwise communicated with the Firm regarding the particular proxy vote at issue, and which incident has not yet been reported to management and/or Compliance.

Compliance will determine whether anyone should be recused from the proxy voting process, or whether LMGAA should seek instructions as to how to vote the proxy at issue if time permits, from the affected clients. These inquiries and discussions will be properly documented.

Duty to Report: Any LMGAA employee that is aware of any actual or apparent conflict of interest relevant to, or any attempt by any person outside of organization or any entity that identifies itself as a LMGAA advisory client to influence, how LMGAA votes its proxies has a duty to disclose the existence of the situation to their manager and the details of the matter to Compliance. In the case of any person participating in the deliberations on a specific vote, such disclosure should be made before engaging in any activities or participating in any discussion pertaining to that vote.

Recusal of Members: Compliance will recuse any employee from participating in a specific proxy vote referred to LMGAA if he/she (i) is personally involved in a material conflict of interest; or (ii) as determined by Management and Compliance, has actual knowledge of a circumstance or fact that could affect their independent judgment, in respect of such vote. Management will also exclude from consideration the views of any person (whether requested or volunteered) if Management knows, or if Compliance has determined that such other person has a material conflict of interest with respect to the particular proxy, or has attempted to influence the vote in any manner prohibited by these policies.

Other Procedures That Limit Conflicts of Interest

LMGAA has adopted a number of policies, procedures and internal controls that are designed to avoid various conflicts of interest, including those that may arise in connection with proxy voting, including but not limited to the Confidential Information Policy and the Code of Ethics. The Firm expects that these policies, procedures and internal controls will greatly reduce the chance that the Firm (or, its employees) would be involved in, aware of or influenced by, an actual or apparent conflict of interest.

Recordkeeping

LMGAA will retain records of client requests for proxy voting information and any written responses thereto provided by LMGAA, and will retain any documents the Firm or Compliance prepared that were material to making a voting decision or that memorialized the basis for a proxy voting decision.

LMGAA also will create and maintain appropriate records documenting its compliance with this Policy, including records of its deliberations and decisions regarding conflicts of interest and their resolution.

With respect to LMGAA’s investment company clients, ISS will create and maintain such records as are necessary to allow such investment company clients to comply with their recordkeeping, reporting and disclosure obligations under applicable law.

LMGAA will also maintain the following records relating to proxy voting:

•	The name of the issuer of the portfolio security;

•	The exchange ticker symbol of the portfolio security (if symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if the number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A copy of each proxy statement received by LMGAA;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether LMGAA cast its vote on the matter;

•	How LMGAA cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

•	Whether LMGAA cast its vote for or against management.

In lieu of keeping copies of proxy statements, LMGAA may rely on proxy statements filed on the EDGAR system. LMGAA also may rely on third party records of proxy statements and votes cast by LMGAA if the third party provides an undertaking to LMGAA to provide such records promptly upon request.

PART C

OTHER INFORMATION

Item 28.	Exhibits

Unless otherwise noted, all references are to the Registrant’s initial registration statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (“SEC”) on October 21, 1991 (File Nos. 33-43446 and 811-06444).

(a) (1) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated herein by reference to Post-Effective Amendment No. 70 as filed with the SEC on April 16, 2007 (“Post-Effective Amendment No. 70”).

(2) The Registrant’s Declaration of Trust dated as of October 2, 2006 as amended and restated as of August 18, 2011 is incorporated herein by reference to Post-Effective Amendment No. 213 as filed with the SEC on August 22, 2011 (“Post-Effective Amendment No. 213”).

(3) Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72 as filed with the SEC on August 24, 2007 (“Post-Effective Amendment No. 72”).

(5) Amended and Restated Designation of Classes effective as of August 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 72.

(6) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust and Amended and Restated Designation of Classes effective as of November 8, 2007 is incorporated herein by reference to Post-Effective Amendment No. 76 as filed with the SEC on November 30, 2007 (“Post-Effective Amendment No. 76”).

(7) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87 as filed with the SEC on February 15, 2008 (“Post-Effective Amendment No. 87”).

(8) Amended and Restated Designation of Classes effective as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 87.

(9) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109 as filed with the SEC on June 3, 2008 (“Post-Effective Amendment No. 109”).

(10) Amended and Restated Designation of Classes effective as of May 8, 2008 is incorporated herein by reference to Post-Effective Amendment No. 109.

(11) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110 as filed with the SEC on June 6, 2008 (“Post-Effective Amendment No. 110”).

(12) Amended and Restated Designation of Classes effective as of June 6, 2008 is incorporated herein by reference to Post-Effective Amendment No. 110.

(13) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133 as filed with the SEC on January 28, 2009 (“Post-Effective Amendment No. 133”).

(14) Amended and Restated Designation of Classes effective as of January 28, 2009 is incorporated herein by reference to Post-Effective Amendment No. 133.

(15) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137 as filed with the SEC on February 27, 2009 (“Post-Effective Amendment No. 137”).

(16) Amended and Restated Designation of Classes effective as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146 as filed with the SEC on June 25, 2009 (“Post-Effective Amendment No. 146”).

(17) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150 as filed with the SEC on November 6, 2009 (“Post-Effective Amendment No. 150”).

(18) Amended and Restated Designation of Classes effective as of August 5, 2009 is incorporated herein by reference to Post-Effective Amendment No. 150.

(19) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159 as filed with the SEC on February 16, 2010 (“Post-Effective Amendment No. 159”).

(20) Amended and Restated Designation of Classes effective as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(21) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162 as filed with the SEC on March 15, 2010 (“Post-Effective Amendment No. 162”).

(22) Amended and Restated Designation of Classes effective as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(23) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171 as filed with the SEC on June 4, 2010 (“Post-Effective Amendment No. 171”).

(24) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 171.

(25) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Trust effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172 as filed with the SEC on June 16, 2010 (“Post-Effective Amendment No. 172”).

(26) Amended and Restated Designation of Classes effective as of May 6, 2010 is incorporated herein by reference to Post-Effective Amendment No. 172.

(27) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173 as filed with the SEC on July 28, 2010 (“Post-Effective Amendment No. 173”).

(28) Amended and Restated Designation of Classes effective as of June 15, 2010 is incorporated herein by reference to Post-Effective Amendment No. 173.

(29) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust is incorporated herein by reference to Post-Effective Amendment No. 179 as filed with the SEC on December 29, 2010 (“Post-Effective Amendment No. 179”).

(30) Amended and Restated Designation of Classes effective as of November 4, 2010 is incorporated herein by reference to Exhibit 1(bb) to the Registration Statement on Form N-14 of Legg Mason Partners Equity Trust as filed with the SEC on November 19, 2010.

(31) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218 as filed with the SEC on January 25, 2012 (“Post-Effective Amendment No. 218”).

(32) Amended and Restated Designation of Classes effective as of January 17, 2012 is incorporated herein by reference to Post-Effective Amendment No. 218.

(33) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230 as filed with the SEC on April 13, 2012 (“Post-Effective Amendment No. 230”).

(34) Amended and Restated Designation of Classes effective as of April 13, 2012 is incorporated herein by reference to Post-Effective Amendment No. 230.

(35) Amended and Restated Designation of Classes effective as of August 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 243 as filed with the SEC on August 23, 2012.

(36) Amended and Restated Designation of Series of Shares of Beneficial Interest in the Trust effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246 as filed with the SEC on September 12, 2012 (“Post-Effective Amendment No. 246”).

(37) Amended and Restated Designation of Classes effective as of September 12, 2012 is incorporated herein by reference to Post-Effective Amendment No. 246.

(38) Amended and Restated Designation of Series effective as of October 1, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249 as filed with the SEC on November 30, 2012 (“Post-Effective Amendment No. 249”).

(39) Amended and Restated Designation of Series dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(40) Amended and Restated Designation of Classes dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(41) Amended and Restated Designation of Classes dated January 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 255 as filed with the SEC on December 12, 2012.

(42) Amended and Restated Designation of Series dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269 as filed with the SEC on May 10, 2013 (“Post-Effective Amendment No. 269”).

(43) Amended and Restated Designation of Classes dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(44) Amended and Restated Designation of Series dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(45) Amended and Restated Designation of Classes dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 269.

(46) Amended and Restated Designation of Series dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282 as filed with the SEC on August 1, 2013 (“Post-Effective Amendment No. 282”).

(47) Amended and Restated Designation of Classes dated August 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 282.

(48) Amended and Restated Designation of Classes dated August 15, 2013 is incorporated herein by reference to Post-Effective Amendment No. 285 as filed with the SEC on August 15, 2013.

(49) Amended and Restated Designation of Series dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288 as filed with the SEC on October 11, 2013 (“Post-Effective Amendment No. 288”).

(50) Amended and Restated Designation of Classes dated August 19, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(51) Amended and Restated Designation of Series dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(52) Amended and Restated Designation of Classes dated October 1, 2013 is incorporated herein by reference to Post-Effective Amendment No. 288.

(b)(1) The Registrant’s By-Laws dated October 4, 2006 are incorporated herein by reference to Post-Effective Amendment No. 70.

(2) The Registrant’s By-Laws dated October 4, 2006 as amended and restated as of August 18, 2011 are incorporated herein by reference to Post-Effective Amendment No. 213.

(c) Instruments defining rights of security holders with respect to Legg Mason Partners Equity Trust are contained in the Amended and Restated Declaration of Trust and Bylaws, as amended and restated, which are incorporated by reference to Exhibits (a) and (b) of Item 28 of Part C herein.

(d) (1) Form of Management Agreement between the Registrant, on behalf of ClearBridge Aggressive Growth Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is incorporated herein by reference to Post-Effective Amendment No. 78 as filed with the SEC on December 14, 2007 (“Post-Effective Amendment No. 78”).

(2) Form of Management Agreement between the Registrant, on behalf of ClearBridge Tactical Dividend Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(3) Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Financial Services Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(4) Form of Management Agreement between the Registrant, on behalf of ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(5) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(6) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(7) Form of Management Agreement between the Registrant, on behalf of ClearBridge Appreciation Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(8) Form of Management Agreement between the Registrant, on behalf of ClearBridge Equity Income Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(9) Form of Management Agreement between the Registrant, on behalf of ClearBridge Equity Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(10) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Global Equity Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 73 as filed with the SEC on August 27, 2007 (“Post-Effective Amendment No. 73”).

(11) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Value Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(12) Form of Management Agreement between the Registrant, on behalf of ClearBridge Large Cap Growth Fund and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(13) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(14) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 30%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95 as filed with the SEC on April 4, 2008 (“Post-Effective Amendment No. 95”).

(15) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 50%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(16) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 50%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(17) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 70%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(18) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 70%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(19) Form of Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 85%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(20) Form of Amended Management Agreement between the Registrant, on behalf of Legg Mason Lifestyle Allocation 85%, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 95.

(21) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Core Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(22) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch S&P 500 Index Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(23) Form of Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(24) Form of Management Agreement between the Registrant, on behalf of Legg Mason Investment Counsel Social Awareness Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 78.

(25) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch U.S. Large Cap Equity Fund, and LMPFA is incorporated herein by reference from Post-Effective Amendment No. 87.

(26) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2015, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 120”).

(27) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2020, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(28) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2025, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(29) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2030, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(30) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2035, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(31) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2040, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(32) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2045, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(33) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement 2050, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(34) Form of Management Agreement between the Registrant, on behalf of Legg Mason Target Retirement Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 120.

(35) Form of Management Agreement between the Registrant, on behalf of Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund), and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 141 as filed with the SEC on April 9, 2009 (“Post-Effective Amendment No. 141”).

(36) Form of Management Agreement between the Registrant, on behalf of ClearBridge Mid Cap Growth Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 177 as filed with the SEC on August 31, 2010 (“Post-Effective Amendment No. 177”).

(37) Form of Management Agreement between the Registrant, on behalf of ClearBridge International Small Cap Opportunity Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 178 as filed with the SEC on September 29, 2010 (“Post-Effective Amendment No. 178”).

(38) Form of Management Agreement between the Registrant, on behalf of Legg Mason Dynamic Multi-Strategy Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 238 as filed with the SEC on June 25, 2012 (“Post-Effective Amendment No. 238”).

(39) Form of Management Agreement between the Registrant, on behalf of ClearBridge Select Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 249.

(40) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Managed Volatility International Dividend Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 259 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 259”).

(41) Form of Management Agreement between the Registrant, on behalf of Legg Mason Batterymarch Managed Volatility Global Dividend Fund, and LMPFA, is incorporated herein by reference to Post-Effective Amendment No. 260 as filed with the SEC on February 25, 2013 (“Post-Effective Amendment No. 260”).

(42) Form of Management Agreement between the Registrant, on behalf of ClearBridge Energy MLP & Infrastructure Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 282.

(43) Form of Management Agreement between the Registrant, on behalf of Permal Alternative Select Fund, and Permal Asset Management LLC (“Permal”) is incorporated herein by reference to Post-Effective Amendment No. 292 as filed with the SEC on January 10, 2014 (“Post-Effective Amendment No. 292”).

(44) Form of Schedule A to the Management Agreement between the Registrant, on behalf of ClearBridge Small Cap Growth Fund, and LMPFA is incorporated herein by reference to Post-Effective Amendment No. 293 as filed with the SEC on January 24, 2014.

(45) Form of Subadvisory Agreement between LMPFA and ClearBridge Investments, LLC (“ClearBridge”), with respect to ClearBridge Aggressive Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(46) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Tactical Dividend Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(47) Form of Subadvisory Agreement between LMPFA and Legg Mason Investment Counsel, LLC (“LMIC”), with respect to Legg Mason Investment Counsel Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 73.

(48) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), is incorporated herein by reference to Post-Effective Amendment No. 78.

(49) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(50) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Appreciation Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(51) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Equity Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(52) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(53) Form of Subadvisory Agreement between LMPFA and Batterymarch Financial Management, Inc. (“Batterymarch”), with respect to Legg Mason Batterymarch Global Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 73.

(54) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Value Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(55) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Large Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(56) Form of Subadvisory Agreement between LMPFA and Legg Mason Global Asset Allocation, LLC (“LMGAA”), with respect to Legg Mason Lifestyle Allocation 30%, is incorporated herein by reference to Post-Effective Amendment No. 74 as filed with the SEC on November 1, 2007 (“Post-Effective Amendment No. 74”).

(57) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 50%, is incorporated herein by reference to Post-Effective Amendment No. 74.

(58) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 70%, is incorporated herein by reference to Post-Effective Amendment No. 74.

(59) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Lifestyle Allocation 85%, is incorporated herein by reference to Post-Effective Amendment No. 74.

(60) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Core Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(61) Form of Subadvisory Agreement between LMPFA and Batterymarch, with respect to Legg Mason Batterymarch S&P 500 Index Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(62) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Small Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 78.

(63) Form of Subadvisory Agreement between LMPFA and LMIC, with respect to Legg Mason Investment Counsel Social Awareness Fund, is incorporated herein by reference to Post-Effective Amendment No. 73.

(64) Form of Subadvisory Agreement between LMPFA and Batterymarch, with respect to Legg Mason Batterymarch U.S. Large Cap Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 87.

(65) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2015, is incorporated herein by reference to Post-Effective Amendment No. 120.

(66) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2020, is incorporated herein by reference to Post-Effective Amendment No. 120.

(67) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2025, is incorporated herein by reference to Post-Effective Amendment No. 120.

(68) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2030, is incorporated herein by reference to Post-Effective Amendment No. 120.

(69) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2035, is incorporated herein by reference to Post-Effective Amendment No. 120.

(70) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2040, is incorporated herein by reference to Post-Effective Amendment No. 120.

(71) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2045, is incorporated herein by reference to Post-Effective Amendment No. 120.

(72) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement 2050, is incorporated herein by reference to Post-Effective Amendment No. 120.

(73) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Legg Mason Target Retirement Fund, is incorporated herein by reference to Post-Effective Amendment No. 120.

(74) Form of Subadvisory Agreement between LMPFA and Global Currents Investment Management, LLC (“GCIM”) (now merged into ClearBridge), with respect to ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), is incorporated herein by reference to Post-Effective Amendment No. 126 as filed with the SEC on November 26, 2008.

(75) Form of Subadvisory Agreement between LMPFA and Permal, with respect to Permal Tactical Allocation Fund (formerly known as Permal Alternative Core Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(76) Form of Subadvisory Agreement between LMPFA and LMGAA, with respect to Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(77) Form of Sub-Administration Agreement between LMCM and LMPFA, with respect to Legg Mason Capital Management All Cap Fund (formerly known as Legg Mason Partners All Cap Fund), is incorporated herein by reference to Post-Effective Amendment No. 76.

(78) Form of Subadvisory Agreement between LMPFA and ClearBridge, with respect to ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(79) Form of Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), with respect to ClearBridge International Small Cap Opportunity Fund, is incorporated herein by reference to Post-Effective Amendment No. 178.

(80) Form of Subadvisory Agreement between LMPFA and LMIC, with respect to Legg Mason Investment Counsel Financial Services Fund, is incorporated herein by reference to Post-Effective Amendment No. 175 as filed with the SEC on August 25, 2010 (“Post-Effective Amendment No. 175”).

(81) Form of Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”), regarding Legg Mason Batterymarch Global Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215 as filed with the SEC on December 16, 2011 (“Post-Effective Amendment No. 215”).

(82) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch U.S. Large Cap Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(83) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch S&P 500 Index Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(84) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Aggressive Growth Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(85) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Appreciation Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(86) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Tactical Dividend Income Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(87) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Equity Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(88) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Equity Income Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(89) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(90) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(91) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Large Cap Value Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(92) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Core Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(93) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Mid Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(94) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Growth Fund, dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(95) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Small Cap Value Fund, dated November 4, 2010, is incorporated herein by reference to Post-Effective Amendment No. 215.

(96) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(97) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge International Small Cap Opportunity Fund, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(98) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 50%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(99) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 70%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(100) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Lifestyle Allocation 85%, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(101) Form of Subadvisory Agreement between LMPFA and WAM, regarding Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund), dated February 2, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(102) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2015, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(103) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2020, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(104) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2025, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(105) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2030, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(106) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2035, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(107) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2040, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(108) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2045, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(109) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement 2050, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(110) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Target Retirement Fund, dated May 5, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(111) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(112) Form of Subadvisory Agreement between LMPFA and LMGAA, regarding Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 238.

(113) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(114) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 249.

(115) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch Managed Volatility International Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 259.

(116) Form of Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Managed Volatility International Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 259.

(117) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Batterymarch Managed Volatility Global Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 260.

(118) Form of Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Managed Volatility Global Dividend Fund is incorporated herein by reference to Post-Effective Amendment No. 260.

(119) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Financial Services Fund is incorporated herein by reference to Post-Effective Amendment No. 268 as filed with the SEC on April 22, 2013 (“Post-Effective Amendment No. 268”).

(120) Form of Subadvisory Agreement between LMPFA and WAM, regarding Legg Mason Investment Counsel Social Awareness Fund is incorporated herein by reference to Post-Effective Amendment No. 268.

(121) Form of Subadvisory Agreement between LMPFA and WAM, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(122) Form of Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 282.

(123) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch Global Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272 as filed with the SEC on May 21, 2013 (“Post-Effective Amendment No. 272”).

(124) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch S&P 500 Index Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(125) Schedule A to Subadvisory Agreement between LMPFA and Batterymarch, regarding Legg Mason Batterymarch U.S. Large Cap Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(126) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Aggressive Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(127) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Appreciation Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(128) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Equity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(129) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Equity Income Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(130) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(131) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(132) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Large Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(133) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Core Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(134) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Mid Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(135) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Growth Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(136) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Small Cap Value Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(137) Schedule A to Subadvisory Agreement between LMPFA and ClearBridge, regarding ClearBridge Tactical Dividend Income Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(138) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(139) Schedule A to Subadvisory Agreement between LMPFA and GCIM (now merged into ClearBridge), regarding ClearBridge International Small Cap Opportunity Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(140) Schedule A to Subadvisory Agreement between LMPFA and LMIC, regarding Legg Mason Investment Counsel Financial Services Fund, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(141) Schedule A to Subadvisory Agreement between LMPFA and Permal, regarding Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund), dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 272.

(142) Form of Subadvisory Agreement between Permal and Apex Capital, LLC, with respect to Permal Alternative Select Fund, is incorporated herein by reference to Post-Effective Amendment No. 292.

(143) Form of Subadvisory Agreement between Permal and River Canyon Fund Management LLC, with respect to Permal Alternative Select Fund, is incorporated herein by reference to Post-Effective Amendment No. 292.

(144) Form of Subadvisory Agreement between Permal and TT International, with respect to Permal Alternative Select Fund, is incorporated herein by reference to Post-Effective Amendment No. 292.

(145) Form of Trading Agreement between BH-DG Systematic Trading LLP, with respect to Permal Alternative Select Fund, is incorporated herein by reference to Post-Effective Amendment No. 292.

(146) Form of Administration Agreement between the Registrant and LMPFA, with respect to Permal Alternative Select Fund, is incorporated herein by reference to Post-Effective Amendment No. 292.

(e) (1) Form of Distribution Agreement with Legg Mason Investor Services, LLC (“LMIS”) is incorporated herein by reference to Post-Effective Amendment No. 128, as filed with the SEC on December 15, 2008.

(2) Form of Distribution Agreement with LMIS, with respect to Legg Mason Permal Tactical Allocation Fund, is incorporated herein by reference to Post-Effective Amendment No. 141.

(3) Form of Distribution Agreement with LMIS, with respect to Legg Mason ClearBridge Mid Cap Growth Fund, is incorporated herein by reference to Post-Effective Amendment No. 177.

(4) Form of Distribution Agreement with LMIS, with respect to ClearBridge International Small Cap Opportunity Fund, is incorporated herein by reference to Post-Effective Amendment No. 178.

(5) Form of Distribution Agreement with LMIS dated August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 218.

(6) Appendix A, amended and restated as of May 2, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 280 as filed with the SEC on July 23, 2013 (“Post-Effective Amendment No. 280”).

(7) Appendix A, amended and restated as of August 1, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 282.

(8) Appendix A, amended and restated as of November 6, 2013, to the Distribution Agreement with LMIS is incorporated herein by reference to Post-Effective Amendment No. 292.

(f) (1) Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 60 as filed with the SEC on December 5, 2006 (“Post-Effective Amendment No. 60”).

(2) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 61 as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 61”).

(3) Legg Mason Investment Series (f/k/a Smith Barney Investment Series) Amended and Restated Trustees Retirement Plan dated as of January 1, 2005, is incorporated herein by reference to Post-Effective Amendment No. 61.

(4) Amendment to the General Retirement Plan and the Legg Mason Partners Investment Series Amended and Restated Trustees Retirement Plan is incorporated herein by reference to Post-Effective Amendment No. 61.

(5) Amended and Restated Emeritus Retirement Plan relating to certain funds, established effective as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 61.

(g) (1) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”), dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(2) Fund Accounting Services Agreement with State Street, dated October 5, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(3) Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street, effective as of November 30, 2012, is incorporated herein by reference to Post-Effective Amendment No. 249.

(4) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 259.

(5) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 282.

(6) Form of Letter Agreement amending the Custodian Services Agreement and Fund Accounting Services Agreement with State Street is incorporated herein by reference to Post-Effective Amendment No. 292.

(h) (1) Transfer Agency and Services Agreement, dated January 1, 2006, between the Registrant and BNY Mellon Investment Servicing (US) Inc. (“BNY”) is incorporated herein by reference to Post-Effective Amendment No. 56.

(2) Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY incorporated herein by reference to Post-Effective Amendment No. 147 as filed with the SEC on July 29, 2009.

(3) Form of Letter Agreement amending the Co-Transfer Agency and Services Agreement, dated April 1, 2009, between the Registrant and BNY is incorporated herein by reference to Post-Effective Amendment No. 238.

(4) Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and Boston Financial Data Services, Inc. (“BFDS”) is incorporated herein by reference to Post-Effective Amendment No. 141.

(5) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 238.

(6) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS, dated November 28, 2012 is incorporated herein by reference to Post-Effective Amendment No. 249.

(7) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 259.

(8) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 282.

(9) Form of Letter Agreement amending the Transfer Agency and Services Agreement, dated April 4, 2009, between each series of the Registrant and BFDS is incorporated herein by reference to Post-Effective Amendment No. 292.

(10) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 58 as filed with the SEC on April 28, 2006 (“Post-Effective Amendment No. 58”).

(11) License Agreement between the Registrant and Citigroup Inc. dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 58.

(12) Form of Fee Waiver and Expense Reimbursement Agreement is incorporated herein by reference to Post-Effective Amendment No. 60.

(13) Letter Agreement amending the Transfer Agency and Services Agreement with BNY, dated April 9, 2007, is incorporated herein by reference to Post-Effective Amendment No. 76.

(14) Form of Fee Waiver and Expense Reimbursement Agreement with respect to Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, and Legg Mason Lifestyle Allocation 30% is incorporated herein by reference to Post-Effective Amendment No. 95.

(15) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2015, is incorporated herein by reference to Post-Effective Amendment No. 120.

(16) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2020, is incorporated herein by reference to Post-Effective Amendment No. 120.

(17) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2025, is incorporated herein by reference to Post-Effective Amendment No. 120.

(18) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2030, is incorporated herein by reference to Post-Effective Amendment No. 120.

(19) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2035, is incorporated herein by reference to Post-Effective Amendment No. 120.

(20) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2040, is incorporated herein by reference to Post-Effective Amendment No. 120.

(21) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2045, is incorporated herein by reference to Post-Effective Amendment No. 120.

(22) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement 2050, is incorporated herein by reference to Post-Effective Amendment No. 120.

(23) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Legg Mason Target Retirement Fund, is incorporated herein by reference to Post-Effective Amendment No. 120.

(24) Form of Fee Waiver and Expense Reimbursement Agreement, with respect to Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(25) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 198 filed on April 26, 2011.

(26) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to Legg Mason Dynamic Multi-Strategy Fund are incorporated herein by reference to Post-Effective Amendment No. 238.

(27) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Select Fund are incorporated herein by reference to Post-Effective Amendment No. 249.

(28) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 259.

(29) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to ClearBridge Energy MLP & Infrastructure Fund are incorporated herein by reference to Post-Effective Amendment No. 282.

(30) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees with respect to Permal Alternative Select Fund is incorporated herein by reference to Post-Effective Amendment No. 292.

(31) Fee Waiver and Expense Reimbursement Resolutions adopted by the Board of Trustees are incorporated herein by reference to Post-Effective Amendment No. 298 as filed with the SEC on February 20, 2014 (“Post-Effective Amendment No. 298”).

(i) (1) Opinion of Counsel regarding legality of shares being registered is incorporated herein by reference to Pre-Effective Amendment No. 1 filed on December 6, 1991 (“Pre-Effective Amendment No. 1”).

(2) Legal Counsel’s consent is incorporated herein by reference to Post-Effective Amendment No. 24 as filed with the SEC on March 30, 1999 (“Post-Effective Amendment No. 24”).

(3) Opinion and Consent of Counsel regarding the legality of shares being registered is incorporated herein by reference to Post-Effective Amendment No. 70.

(4) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, and Legg Mason Lifestyle Allocation 30% is incorporated by reference to Post-Effective Amendment No. 75 filed on November 19, 2007 (“Post-Effective Amendment No. 75”).

(5) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, and Legg Mason Lifestyle Allocation 30% is incorporated by reference to Post-Effective Amendment No. 75.

(6) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund) and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(7) Opinion of Venable LLP regarding legality of Class FI and Class R Shares of ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund) and ClearBridge Small Cap Value Fund is incorporated by reference to Post-Effective Amendment No. 76.

(8) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(9) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Tactical Dividend Income Fund and ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) is incorporated by reference to Post-Effective Amendment No. 78.

(10) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 79 as filed with the SEC on December 28, 2007 (“Post-Effective Amendment No. 79”).

(11) Opinion of Venable LLP regarding legality of Class FI and Class R shares of ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 79.

(12) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and Class R shares of Legg Mason Batterymarch Global Equity Fund is incorporated by reference to Post-Effective Amendment No. 82 as filed with the SEC on February 5, 2008 (“Post-Effective Amendment No. 82”).

(13) Opinion of Venable LLP regarding legality of Class FI and Class R shares of Legg Mason Batterymarch Global Equity Fund is incorporated by reference to Post-Effective Amendment No. 82.

(14) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class A, C, FI, R, I and IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 87.

(15) Opinion of Venable LLP regarding the legality of Class A, C, FI, R, I and IS shares of Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 87.

(16) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Equity Income Fund, Class FI and Class R shares of ClearBridge Equity Fund, Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund, Class IS shares of ClearBridge Small Cap Growth Fund and Class FI and Class R shares of Legg Mason Investment Counsel Social Awareness Fund is incorporated by reference to Post-Effective Amendment No. 90 is incorporated by reference to Post-Effective Amendment No. 90 as filed with the SEC on February 26, 2008 (“Post-Effective Amendment No. 90”).

(17) Opinion of Venable LLP regarding legality of Class IS shares of ClearBridge Appreciation Fund, Class FI and Class R Shares of ClearBridge Equity Income Fund, Class FI and Class R shares of ClearBridge Equity Fund, Class FI, Class R and Class IS shares of ClearBridge Large Cap Value Fund, Class IS shares of ClearBridge Small Cap Growth Fund and Class FI and Class R shares of Legg Mason Investment Counsel Social Awareness Fund is incorporated by reference to Post-Effective Amendment No. 90.

(18) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Core Fund is incorporated herein by reference to Post-Effective Amendment No. 103 as filed with the SEC on May 5, 2008 (“Post-Effective Amendment No. 103”).

(19) Opinion of Venable LLP regarding legality of Class IS Shares of ClearBridge Aggressive Growth Fund, ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund), ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund), ClearBridge Large Cap Growth Fund and ClearBridge Mid Cap Core Fund is incorporated herein by reference to Post-Effective Amendment No. 103.

(20) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class FI and R shares of Legg Mason Investment Counsel Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 104 as filed with the SEC on May 7, 2008 (“Post-Effective Amendment No. 104”).

(21) Opinion of Venable LLP regarding legality of Class FI and R shares of Legg Mason Investment Counsel Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 104.

(22) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, C, FI, R, I and IS shares of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund is incorporated by reference to Post-Effective Amendment No. 110.

(23) Opinion of Venable LLP regarding legality of Class A, C, FI, R, I and IS shares of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund is incorporated by reference to Post-Effective Amendment No. 110.

(24) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, Legg Mason Batterymarch Global Equity Fund and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(25) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Appreciation Fund, ClearBridge Large Cap Value Fund, Legg Mason Batterymarch Global Equity Fund and ClearBridge Small Cap Growth Fund is incorporated by reference to Post-Effective Amendment No. 137.

(26) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund is incorporated by reference to Post-Effective Amendment No. 140 as filed with the SEC on April 1, 2009 (“Post-Effective Amendment No. 140”).

(27) Opinion of Venable LLP regarding the legality of Class R1 shares of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund is incorporated by reference to Post-Effective Amendment No. 140.

(28) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(29) Opinion of Venable LLP regarding legality of Class A, Class C, Class I, Class FI, Class R and Class IS shares of Permal Alternative Core Fund (formerly known as Permal Tactical Allocation Fund) is incorporated herein by reference to Post-Effective Amendment No. 141.

(30) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149 as filed with the SEC on October 30, 2009 (“Post-Effective Amendment No. 149”).

(31) Opinion of Venable LLP regarding legality of Class R1 Shares of ClearBridge Aggressive Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 149.

(32) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund) and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 150.

(33) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge All Cap Value Fund (formerly known as ClearBridge Fundamental All Cap Value Fund) and ClearBridge Small Cap Value Fund is incorporated herein by reference to Post-effective Amendment No. 150.

(34) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge Equity Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 153 as filed with the SEC on November 24, 2009 (“Post-Effective Amendment No. 153”).

(35) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Tactical Dividend Income Fund, ClearBridge Equity Fund, ClearBridge International Value Fund (formerly known as ClearBridge International All Cap Opportunity Fund) and ClearBridge Mid Cap Core Fund is incorporated by reference to Post-Effective Amendment No. 153.

(36) Opinion of Willkie Farr & Gallagher LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 155 as filed with the SEC on January 6, 2010 (“Post-Effective Amendment No. 155”).

(37) Opinion of Venable LLP regarding the legality of Class R1 shares of ClearBridge Large Cap Growth Fund and Legg Mason Batterymarch U.S. Large Cap Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 155.

(38) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 159.

(39) Opinion of Venable LLP regarding legality of Class IS shares and Class R1 shares of ClearBridge Equity Income Fund is incorporated herein by reference to Post-Effective Amendment No. 159.

(40) Opinion of Willkie Farr & Gallagher LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, and Legg Mason Lifestyle Allocation 30% is incorporated by reference to Post-Effective Amendment No. 162.

(41) Opinion of Venable LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Social Awareness Fund, Legg Mason Lifestyle Allocation 85%, Legg Mason Lifestyle Allocation 70%, Legg Mason Lifestyle Allocation 50%, and Legg Mason Lifestyle Allocation 30% is incorporated by reference to Post-Effective Amendment No. 162.

(42) Opinion of Venable LLP regarding legality of Class R1 shares of Legg Mason Investment Counsel Financial Services Fund is incorporated by reference to Post-Effective Amendment No. 170 as filed with the SEC on May 27, 2010.

(43) Opinion of Venable LLP regarding the legality of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge Mid Cap Growth Fund is incorporated herein by reference to Post-Effective Amendment No. 171.

(44) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class R1, Class I and Class IS shares of ClearBridge International Small Cap Opportunity Fund (formerly known as Legg Mason Global Currents International Small Cap Opportunity Fund) is incorporated herein by reference to Post-Effective Amendment No. 172.

(45) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason Dynamic Multi-Strategy Fund is incorporated herein by reference to Post-Effective Amendment No. 230.

(46) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Select Fund is incorporated herein by reference to Post-Effective Amendment No. 246.

(47) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Legg Mason Batterymarch Managed Volatility International Dividend Fund and Legg Mason Batterymarch Managed Volatility Global Dividend Fund incorporated herein by reference to Post-Effective Amendment No. 251 as filed with the SEC on December 12, 2012.

(48) Opinion of Venable LLP regarding legality of Class IS Shares of ClearBridge Small Cap Value Fund and ClearBridge Tactical Dividend Income Fund is incorporated herein by reference to Post-Effective Amendment No. 265 as filed with the SEC on March 21, 2013.

(49) Opinion of Venable LLP regarding legality of Class 1 Shares of ClearBridge Large Cap Value Fund is incorporated herein by reference to Post-Effective Amendment No. 269.

(50) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of ClearBridge Energy MLP & Infrastructure Fund is incorporated herein by reference to Post-Effective Amendment No. 271 as filed with the SEC on May 16, 2013.

(51) Opinion of Venable LLP regarding the legality of shares of Class A, Class C, Class FI, Class R, Class I and Class IS shares of Permal Alternative Select Fund is incorporated herein by reference to Post-Effective Amendment No. 288.

(j) Consents of Independent Registered Public Accounting Firm are filed herewith.

(k) Not Applicable.

(l) Purchase Agreement between the Registrant and Shearson Lehman Brothers Inc. is incorporated herein by reference to Pre-Effective Amendment No. 1.

(m) (1) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 74.

(2) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R and I Shares is incorporated herein by reference to Post-Effective Amendment No. 81 as filed with the SEC on January 29, 2008.

(3) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of February 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 86 as filed with the SEC on February 15, 2008.

(4) Amended Shareholder Services and Distribution Plan relating to Class A, B, C, FI, R, I and IS Shares dated as of August 7, 2008 is incorporated herein by reference to Post-Effective Amendment No. 119 as filed with the SEC on August 28, 2008 (“Post-Effective Amendment No. 119”).

(5) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 137.

(6) Amended Shareholder Services and Distribution Plan relating to Class R1 Shares dated as of February 26, 2009 is incorporated herein by reference to Post-Effective Amendment No. 146.

(7) Amended Shareholder Services and Distribution Plan dated as of December 7, 2009 is incorporated herein by reference to Post-Effective Amendment No. 159.

(8) Amended Shareholder Services and Distribution Plan dated as of February 4, 2010 is incorporated herein by reference to Post-Effective Amendment No. 162.

(9) Amended Shareholder Services and Distribution Plan dated as of August 5, 2010 is incorporated herein by reference to Post-Effective Amendment No. 177.

(10) Appendix A, amended and restated as of May 2, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 280.

(11) Appendix A, amended and restated as of August 1, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 282.

(12) Appendix A, amended and restated as of November 6, 2013 to the Shareholder Services and Distribution Plan is incorporated herein by reference to Post-Effective Amendment No. 292.

(n)(1) Rule 18f-3(d) Multiple Class Plan of the Registrant pursuant to Rule 18f-3 is incorporated herein by reference to Post-Effective Amendment No. 76.

(o) (1) Power of Attorney, dated November 3, 2011, is incorporated herein by reference to Post-Effective Amendment No. 215.

(2) Power of Attorney, dated January 31, 2012 is incorporated herein by reference to Post-Effective Amendment No. 220 as filed with the SEC on February 22, 2012.

(3) Power of Attorney, dated February 6, 2013 is incorporated herein by reference to Post-Effective Amendment No. 257.

(4) Power of Attorney, dated May 2, 2013 is incorporated herein by reference to Post-Effective Amendment No. 280.

(5) Power of Attorney, dated February 4, 2014 is incorporated herein by reference to Post-Effective Amendment No. 298.

(6) Power of Attorney, effective as of April 1, 2014, is incorporated herein by reference to Post-Effective Amendment No. 304 as filed with the SEC on April 21, 2014.

(p)(1) Code of Ethics of Legg Mason & Co., LLC (adopted by LMPFA, LMIS and LMGAA) is incorporated herein by reference to Post-Effective Amendment No. 215.

(2) Code of Ethics of Batterymarch dated February 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 61.

(3) Code of Ethics of Permal is incorporated herein by reference to Post-Effective Amendment No. 141.

(4) Code of Ethics of ClearBridge is incorporated herein by reference to Post-Effective Amendment No. 148 as filed with the SEC on August 26, 2009.

(5) Code of Ethics of Apex Capital, LLC (“Apex”) is incorporated herein by reference to Post-Effective Amendment No. 292.

(6) Code of Ethics of River Canyon Fund Management LLC (“River Canyon”) is incorporated herein by reference to Post-Effective Amendment No. 292.

(7) Code of Ethics of TT International (“TT International”) is incorporated herein by reference to Post-Effective Amendment No. 292.

(8) Code of Ethics of LMIC is incorporated herein by reference to Post-Effective Amendment No. 298.

(9) Code of Ethics of WAM is incorporated herein by reference to Post-Effective Amendment No. 298.

Item 29.	Persons Controlled by or under Common Control with Registrant

The Permal Alternative Core Fund, a series of the Trust, wholly owns and controls the Alternative Core Fund Ltd., a company organized under the laws of the Cayman Islands as an exempted company. Permal Alternative Core Fund and Alternative Core Fund Ltd. file their financial statements on a consolidated basis.

Item 30.	Indemnification

Article IX of the Registrant’s Declaration of Trust addresses the limitation of liability and indemnification of the Registrant’s Trustees, officers and others. Section 9.2(a) of the Declaration of Trust provides that no current or former Trustee, officer, or employee of the Registrant will be subject to any personal liability whatsoever to any person, other than the Registrant or its shareholders, in connection with the affairs of the Registrant. Further, Section 9.2(b) of the Declaration of Trust provides that, subject to applicable federal law, no current or former Trustee or officer of the Registrant will be liable to the Registrant or to any shareholder for money damages except:

•	to the extent that it is proved that the person actually received an improper benefit or profit in money, property, or services, or

•	to the extent that a judgment or other final adjudication adverse to the person is entered in a proceeding based on a finding in the proceeding that the person’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding.

Section 9.5 of the Declaration of Trust states requires that, subject to certain exceptions and limitation expressed in the Declaration of Trust, each current and former Trustee, officer, or employee of the Registrant, including persons who serve at the request of the Registrant as directors, trustees, officers, employees, agents or independent contractors of another organization in which the Registrant has an interest as a shareholder, creditor or otherwise (each, a “Covered Person”), be indemnified by the Registrant to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim in which he becomes involved as a party or otherwise by virtue of his being (or having served) in such position and against amounts paid or incurred by him in settlement thereof. Section 9.5 of the Declaration of Trust further provides that no indemnification shall be provided to the that extent such indemnification is prohibited by applicable federal law. The Declaration of Trust also sets forth provisions outlining presumptions that may be made relating to a person’s standard of conduct and when expenses may be advanced.

In addition, to the foregoing, the Registrant has entered into an Indemnification Agreement with each of its Trustees that provides for indemnification consistent with the principles described above. These Indemnification Agreements set forth certain procedural aspects with respect to indemnification, including the advancement of expenses, and presumptions relating to the determination of whether the standard of conduct required for indemnification has been met, as well as remedies for the indemnitee in the event that, among other things, determinations as to entitlement to indemnification, advancement of expenses and indemnity payments are not made in accordance with the procedures specified therein.

The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is prohibited as against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Under the Distribution Agreement, the Registrant agrees to indemnify LMIS, its officers, directors and employees and any person who controls LMIS within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the reasonable cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which LMIS, its officers, directors and employees or any such controlling person may incur, under the 1933 Act or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant’s Registration Statement or arising out of or based upon any alleged omission to state a material fact required to be stated or necessary to make the Registration Statement not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect LMIS or such other parties against any liability to the Registrant or its shareholders to which LMIS or such other parties would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of their duties, or by reason of reckless disregard of their obligations and duties under the Distribution Agreement.

The Registrant’s Management Agreements and Subadvisory Agreements generally provide that the manager or subadviser, as applicable, assumes no responsibility under the Agreements other than to render the services called for under the Agreements in good faith. The Management Agreements and Subadvisory Agreements generally further provide that the manager or the subadviser, as applicable, shall not be liable for any error of judgment or mistake of law, or for any loss arising out of any investment or for any act or omission in the execution of securities transactions for the fund, provided that nothing in the Agreements protect the manager or the subadviser, as applicable, against any liability to a fund to which the manager or subadviser, as applicable, would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under the Agreements. With respect to Permal Alternative Select Fund, the manager and subadvisers have agreed to cross-indemnification for certain acts or omissions except for gross negligence and other exceptions.

Item 31.	Business and Other Connections of Investment Adviser

Investment Adviser—Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 31 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Investment Adviser—Permal Asset Management LLC (“Permal”)

Permal was formed in June 2002 under the laws of the State of Delaware as a corporation and was reorganized in 2013 as a Delaware limited liability company. Permal is a wholly-owned subsidiary of Legg Mason. Permal is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Permal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Permal pursuant to the Advisers Act (SEC File No. 801-61864).

Subadviser—Apex Capital, LLC (“Apex”)

Apex was formed under the laws of the State of California as a limited liability company. Apex is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Apex, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Apex pursuant to the Advisers Act (SEC File No. 801-71380).

Subadviser—Batterymarch Financial Management, Inc. (“Batterymarch”)

Batterymarch was organized under the laws of the State of Maryland as a corporation. Batterymarch is an indirect wholly-owned subsidiary of Legg Mason. Batterymarch is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of Batterymarch, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at Batterymarch	Other Positions Held
Francis X. Tracy	President, Chief Financial Officer, Treasurer and Secretary	None

William L. Elcock	Chief Executive Officer and Director	None

Philip E. Channen	Chief Compliance Officer	None

Jeremy E. Gauld	Chief Legal Officer	None

Peter H. Nachtwey	Non-Employee Director	See below under “ClearBridge”

Joseph P. LaRocque	Non-Employee Director	Director at: Legg Mason Asset Management Hong Kong Limited, Legg Mason Asset Management Australia Limited, Legg Mason Asset Management Singapore Pte. Limited, Legg Mason Canada Inc., Legg Mason International Equities (Hong Kong) Limited, Legg Mason Investments (Ireland) Limited, Legg Mason Investments (Luxembourg) S.A., Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna, Legg Mason Canada Holdings Ltd., Brandywine Global Investment Management (Europe) Limited, Brandywine Global Investment Management (Asia) Pte. Ltd., Legg Mason Investment Counsel & Trust Company, N.A., Batterymarch Financial Management, Inc., Legg Mason Global Asset Allocation, LLC, Legg Mason Investment Counsel, LLC, Legg Mason Investment Funds Limited, Legg Mason Investments (Europe) Limited, and Western Asset Management Company Ltd.

Subadviser—ClearBridge Investments, LLC (“ClearBridge”)

ClearBridge was organized under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason. ClearBridge is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of ClearBridge, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at ClearBridge	Other Positions Held
Terrence J. Murphy	Chief Executive Officer, President, Chief Operating Officer, and Director	Legg Mason Private Portfolio Group, LLC – Chief Executive Officer; Legg Mason Capital Management, LLC - Chief Executive Officer, President, Chief Operating Officer and Director

Barbara Brooke Manning	General Counsel and Chief Compliance Officer	Legg Mason Capital Management, LLC—General Counsel and Chief Compliance Officer

Harry D. Cohen	Co-Chief Investment Officer	Legg Mason Capital Management, LLC—Co-Chief Investment Officer

Scott K. Glasser	Co-Chief Investment Officer	Legg Mason Private Portfolio Group, LLC – Chief Financial Officer; Legg Mason Capital Management, LLC - Co-Chief Investment Officer

Cynthia K. List	Chief Financial Officer	Legg Mason Private Portfolio Group, LLC – Chief Compliance Officer; Legg Mason Capital Management, LLC - Chief Financial Officer

Peter H. Nachtwey	Director	Legg Mason & Co., LLC –Director; The Baltimore Company – Director; Legg Mason International Equities Limited – Director; Batterymarch Financial Management, Inc – Director; BMML, Inc. – Director; Brandywine Global Investment Management, LLC –Director; ClearBridge Investments, LLC – Director; ClearBridge Asset Management, Inc. – Director; Legg Mason Capital Management, LLC – Director; Legg Mason Commercial Real Estate Services, Inc. – Director; Legg Mason Global Asset Allocation, LLC –Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Political Action Committee (“PAC”) – Member; Legg Mason International Holdings, LLC – Director; Legg Mason Partners Fund Advisor, LLC – Director; Legg Mason Private Portfolio Group, LLC –Director; Legg Mason Real Estate Securities Advisors, Inc. – Director; Legg Mason Realty Group, Inc. – Director; Legg Mason Realty Partners, Inc. – Director; Legg Mason Tower, Inc. – Director; LM BAM, Inc. – Director; LM Capital Support V, LLC –Director; Legg Mason Towarzystwo Funduszy Inwestycyjnych Spolka Akcyjna – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Legg Mason Funding Ltd. –Director; Royce & Associates, LLC – Director; Gray Seifert & Company, LLC – Director; LM Asset Services, LLC – Director; The Baltimore Company – Officer-President; BMML, Inc. –Officer- President; Gray Seifert & Company, LLC

– Officer- President; Legg Mason & Co., LLC –Officer- President; Legg Mason Charitable Foundation, Inc. – Officer-Vice President and Treasurer; Legg Mason Commercial Real Estate Services, Inc. – Officer-President; Legg Mason Political Action Committee (“PAC”) – Officer-Chairman; Legg Mason Real Estate Securities Advisors, Inc. – Officer-President; Legg Mason Realty Group, Inc. – Officer-President; Legg Mason Realty Partners, Inc. – Officer-President; Legg Mason Tower, Inc. – Officer-President; LM BAM, Inc. – Officer-President; LM Capital Support V, LLC – Officer-President

Jeffrey A. Nattans	Director	Legg Mason Capital Management, LLC – Director; Legg Mason Investment Counsel, LLC – Director; Legg Mason Investment Counsel & Trust Company, N.A. – Director; LMOBC, Inc. – Director; PCM Holdings I, LLC – Director; PCM Holdings II, LLC – Director; Royce & Associates, LLC – Director; Western Asset Management Company – Director; Permal Group Limited – Director; Legg Mason Private Portfolio Group, LLC – Director; LMOBC, Inc. – Officer-President

Subadviser—Legg Mason Global Asset Allocation, LLC (“LMGAA”)

LMGAA is organized under the laws of the State of Delaware as a limited liability company. LMGAA is a wholly-owned subsidiary of Legg Mason.

LMGAA is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of LMGAA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by LMGAA pursuant to the Advisers Act (SEC File No. 801-67287).

Subadviser—Legg Mason Investment Counsel, LLC (“LMIC”)

LMIC is organized under the laws of the State of Maryland as a limited liability company. LMIC is a wholly-owned subsidiary of Legg Mason. LMIC is registered as an investment adviser under the Advisers Act.

The following table notes the officers and directors of LMIC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at LMIC	Other Positions Held
Harry Omealia	President and Chief Executive Officer	None

Patrick A. Green	Chief Administrative Officer	None

Michael P. Scanlon	Chief Compliance Officer	Chief Compliance Officer of LMM LLC

Paul J. Benziger	Director	None

Charles C. King	Director	None

Jeffrey A. Nattans	Director	See above under “ClearBridge”

Thomas C. Merchant	Secretary	Legg Mason Political Action Committee (“PAC”) – Member and Officer-Secretary; The Baltimore Company – Officer-Secretary; BMML, Inc. – Officer-Secretary; Brandywine Global Investment Management, LLC – Officer-Secretary; Legg Mason & Co., LLC – Officer-Secretary; Legg Mason Canada Holdings Ltd.– Officer-Secretary; Legg Mason Charitable Foundation, Inc. – Officer-Secretary; Legg Mason Commercial Real Estate Services, Inc. – Officer-Secretary; Legg Mason International Holdings, LLC – Officer-Secretary; Legg Mason Real Estate Securities Advisors, Inc. – Officer-Secretary; Legg Mason Realty Group, Inc. – Officer-Secretary; Legg Mason Realty Partners, Inc. – Officer-Secretary; Legg Mason Tower, Inc. – Officer-Secretary; LM Capital Support V, LLC – Officer-Secretary; LMOBC, Inc. – Officer-Secretary; Legg Mason, Inc. – Officer-Executive Vice President and General Counsel

Subadviser—Permal Asset Management LLC (“Permal”)

Permal was formed in June 2002 under the laws of the State of Delaware as a corporation and was reorganized in 2013 as a Delaware limited liability company. Permal is a wholly-owned subsidiary of Legg Mason. Permal is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of Permal, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by Permal pursuant to the Advisers Act (SEC File No. 801-61864).

Subadviser – River Canyon Fund Management LLC (“River Canyon”)

River Canyon was formed under the laws of the State of Delaware as a limited liability company. River Canyon is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of River Canyon, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by River Canyon pursuant to the Advisers Act (SEC File No. 801-78722).

Subadviser – TT International (“TT International”)

TT International was formed under the laws of the United Kingdom as a partnership. TT International is registered as an investment adviser under the Advisers Act. The list required by this Item 31 of officers and directors of TT International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV filed by TT International pursuant to the Advisers Act (SEC File No. 801-45435).

Subadviser—Western Asset Management Company (“WAM”)

WAM is organized as under the laws of the State of California as a corporation. WAM is a wholly-owned subsidiary of Legg Mason. WAM is an investment adviser registered with the SEC under the Advisers Act.

The following table notes the officers and directors of WAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

Name	Position at WAM	Other Positions Held
James W. Hirschmann III	Chief Executive Officer, President and Director

Bruce D. Alberts	Chief Financial Officer

Brett B. Canon	Director of Risk Management and Operations

James J. Flick	Director of Global Client Services and Marketing

Gavin L. James	Director of Portfolio Operations

Charles A. Ruys de Perez	Secretary, General Counsel and Head of Legal and Compliance	Western Asset Management Company Limited—Director; Western Asset Management Company Pte. Ltd.—Director; Western Asset Management Company Ltd.—Director; Western Asset Management Company Pty. Ltd.—Director; Western Asset Holdings (Australia) Pty. Ltd.—Director

Jeffrey A. Nattans	Director	Legg Mason Capital Management, LLC—Director; Legg Mason Investment Counsel, LLC—Director; Legg Mason Investment Counsel & Trust Company, N.A.—Director; LMOBC, Inc.—Director; PCM Holdings I, LLC—Director; PCM Holdings II, LLC—Director; Royce & Associates, LLC—Director; ClearBridge Investments, LLC—Director; Permal Group Limited—Director; Legg Mason Private Portfolio Group, LLC—Director; LMOBC, Inc.—Officer—President

F. Barry Bilson	Director

Daniel E. Giddings	Assistant Secretary

Item 32.	Principal Underwriter

(a) LMIS, the distributor of the Registrant, is a distributor of funds that are series of the following registrants: Legg Mason Partners Equity Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Income Trust, Legg Mason Partners Institutional Trust, Legg Mason Partners Money Market Trust, Legg Mason Partners Premium Money Market Trust, Legg Mason Global Asset Management Trust, Legg Mason Investment Trust, Legg Mason Tax-Free Income Fund, Western Asset Funds, Inc.

LMIS is the placement agent for funds that are series of Master Portfolio Trust.

(b) The information required by this Item 32 with respect to each director and officer of LMIS is listed below:

Name and Principal Business Address*	Position and Offices with Underwriter – LMIS	Positions and Offices with Registrant
Frances Cashman	Manager and Co-Managing Director	None

Jeffrey Masom	Manager and Co-Managing Director	None

Matthew Schiffman	Manager and Co-Managing Director	None
100 First Stamford Pl.
Stamford, CT 06902-6732

Jason Bennett	Chief Financial Officer, Treasurer and Financial Reporting Officer	None

Kenneth D. Cieprisz	Vice President and Chief Compliance Officer	None
620 8th Avenue, 49th Floor
New York, NY 10018

Elisabeth F. Craig	Secretary	None

Vicki Schmelzer	Assistant Secretary	None

Susan Kerr	AML Compliance Officer	None
100 First Stamford Pl.
Stamford, CT 06902

*	All addresses are 100 International Drive, Baltimore, Maryland 21202, unless otherwise indicated.

(c) Not applicable.

Item 33.	Location of Accounts and Records

With respect to the Registrant:

(1) Legg Mason Partners Equity Trust

620 Eighth Avenue

New York, NY 10018

With respect to the Registrant’s Investment Managers:

(2) Legg Mason Partners Fund Advisor, LLC

620 Eighth Avenue

New York, NY 10018

(3) Apex Capital, LLC

25 Orinda Way

Suite 300

Orinda, CA 94653

(4) Batterymarch Financial Management, Inc.

John Hancock Tower

200 Clarendon Street

Boston, MA 02116

(5) ClearBridge Investments, LLC

620 Eighth Avenue

New York, NY 10018

(6) Legg Mason Global Asset Allocation, LLC

100 First Stamford Place

Stamford, CT 06902

620 Eighth Avenue

New York, NY 10018

(7) Legg Mason Investment Counsel, LLC

100 International Drive

Baltimore, MD 21202

(8) Permal Asset Management LLC

900 Third Avenue

New York, NY 10022

(9) River Canyon Fund Management LLC

2000 Avenue of the Stars, 11th Floor

Los Angeles, CA 90067

(10) TT International

Moor House

Level 13

120 London Wall

London EC2Y 5ET

United Kingdom

(11) c/o Western Asset Management Company

620 Eighth Avenue

New York, New York 10018

(12) BH-DG Systematic Trading LLP

3rd Floor

10 Grosvenor Street

London W1K 4QB

United Kingdom

With respect to the Registrant’s Custodian:

(13) State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

With respect to the Registrant’s Transfer Agent:

(14) Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169

(15) BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

With respect to the Registrant’s Distributor:

(16) Legg Mason Investor Services, LLC

100 International Drive

Baltimore, MD 21202

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, LEGG MASON PARTNERS EQUITY TRUST, hereby certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland on this 20th day of May 2014.

LEGG MASON PARTNERS EQUITY TRUST, on behalf of Legg Mason Target Retirement 2015, Legg Mason Target Retirement 2020, Legg Mason Target Retirement 2025, Legg Mason Target Retirement 2030, Legg Mason Target Retirement 2035, Legg Mason Target Retirement 2040, Legg Mason Target Retirement 2045, Legg Mason Target Retirement 2050 and Legg Mason Target Retirement Fund.

By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller
President and Chief Executive Officer

WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on May 20, 2014.

Signature	Title

/s/ Kenneth D. Fuller	President, Chief Executive Officer and Trustee
Kenneth D. Fuller

/s/ Richard F. Sennett	Principal Financial Officer
Richard F. Sennett

Paul R. Ades*	Trustee
Paul R. Ades

Andrew L. Breech*	Trustee
Andrew L. Breech

Dwight B. Crane*	Trustee
Dwight B. Crane

Althea L. Duersten*	Trustee
Althea L. Duersten

Frank G. Hubbard*	Trustee
Frank G. Hubbard

Howard J. Johnson*	Trustee
Howard J. Johnson

Jerome H. Miller*	Trustee
Jerome H. Miller

Ken Miller*	Trustee
Ken Miller

John J. Murphy*	Trustee
John J. Murphy

Thomas F. Schlafly*	Trustee
Thomas F. Schlafly

*By:	/s/ Kenneth D. Fuller
Kenneth D. Fuller, as Agent

INDEX TO EXHIBITS

Index No.	Description of Exhibit

(j)	Consents of Independent Registered Public Accounting Firm